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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-21732

Mercer Fund

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)  (Zip code)

Caroline Hulme, Esq.

Mercer Investments LLC

99 High Street

Boston, MA 02110

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:

(617) 747-9500

Date of Fiscal Year End: March 31, 2026

Date of Reporting Period: September 30, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith (Tailored Shareholder Report)

Mercer US Small/Mid Cap Equity Fund

Class I /

 MSCQX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class I / MSCQX)	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,620,771,491
Total number of portfolio holdings	454
Portfolio turnover rate as of the end of the reporting period	24%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Comfort Systems USA, Inc.	1.6%
BJ's Wholesale Club Holdings, Inc.	1.3%
Insmed, Inc.	0.8%
Jabil, Inc.	0.8%
Ascendis Pharma AS	0.8%
Jazz Pharmaceuticals PLC	0.8%
RBC Bearings, Inc.	0.7%
ITT, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
Natera, Inc.	0.7%
Total	8.9%

Sector Allocation

Industrial	21.6%
Consumer, Non-cyclical	21.4%
Financial	19.2%
Consumer, Cyclical	15.5%
Technology	9.8%
Energy	3.7%
Communications	3.4%
Utilities	2.4%
Basic Materials	2.3%
Government	0.2%
Cash Equivalents	0.5%
Total	100.0%

Mercer Mutual Funds

1

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Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer US Small/Mid Cap Equity Fund

Class Y-3 /

 MSCGX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer US Small/Mid Cap Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-us-small-mid-cap. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer US Small/Mid Cap Equity Fund (Class Y-3 / MSCGX)	$24	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,620,771,491
Total number of portfolio holdings	454
Portfolio turnover rate as of the end of the reporting period	24%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Comfort Systems USA, Inc.	1.6%
BJ's Wholesale Club Holdings, Inc.	1.3%
Insmed, Inc.	0.8%
Jabil, Inc.	0.8%
Ascendis Pharma AS	0.8%
Jazz Pharmaceuticals PLC	0.8%
RBC Bearings, Inc.	0.7%
ITT, Inc.	0.7%
Gates Industrial Corp. PLC	0.7%
Natera, Inc.	0.7%
Total	8.9%

Sector Allocation

Industrial	21.6%
Consumer, Non-cyclical	21.4%
Financial	19.2%
Consumer, Cyclical	15.5%
Technology	9.8%
Energy	3.7%
Communications	3.4%
Utilities	2.4%
Basic Materials	2.3%
Government	0.2%
Cash Equivalents	0.5%
Total	100.0%

Mercer Mutual Funds

1

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Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Non-US Core Equity Fund

Class I /

 MNCSX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class I / MNCSX)	$35	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$3,909,122,921
Total number of portfolio holdings	1,027
Portfolio turnover rate as of the end of the reporting period	27%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

SAP SE	1.3%
Legrand SA	1.2%
UniCredit SpA	1.2%
Barrick Mining Corp.	1.1%
Barclays PLC	1.1%
Leonardo SpA	1.0%
Banco Santander SA	1.0%
Franco-Nevada Corp.	0.9%
NatWest Group PLC	0.9%
Hong Kong Exchanges & Clearing Ltd.	0.9%
Total	10.6%

Sector Allocation

Financial	27.4%
Industrial	15.4%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	11.4%
Basic Materials	8.8%
Technology	8.8%
Communications	5.4%
Energy	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	2.5%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Japan	19.8%
United Kingdom	9.8%
United States	8.7%
France	8.4%
Canada	7.6%
Germany	6.8%
Italy	5.2%
Spain	4.0%
Switzerland	3.9%
Netherlands	3.2%
China	3.0%
Australia	2.9%
Hong Kong	2.5%
Sweden	1.7%
Ireland	1.2%
Taiwan	1.0%
Total Countries each less than 1.0%	7.8%
Cash Equivalents	2.5%
Total	100.0%

Mercer Mutual Funds

1

 continued>>

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Non-US Core Equity Fund

Class Y-3 /

 MNCEX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Non-US Core Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-non-us-core. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Non-US Core Equity Fund (Class Y-3 / MNCEX)	$21	0.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$3,909,122,921
Total number of portfolio holdings	1,027
Portfolio turnover rate as of the end of the reporting period	27%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

SAP SE	1.3%
Legrand SA	1.2%
UniCredit SpA	1.2%
Barrick Mining Corp.	1.1%
Barclays PLC	1.1%
Leonardo SpA	1.0%
Banco Santander SA	1.0%
Franco-Nevada Corp.	0.9%
NatWest Group PLC	0.9%
Hong Kong Exchanges & Clearing Ltd.	0.9%
Total	10.6%

Sector Allocation

Financial	27.4%
Industrial	15.4%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	11.4%
Basic Materials	8.8%
Technology	8.8%
Communications	5.4%
Energy	3.6%
Utilities	1.6%
Investment Companies (ETF)	0.4%
Diversified	0.0%Footnote Reference*
Cash Equivalents	2.5%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

Japan	19.8%
United Kingdom	9.8%
United States	8.7%
France	8.4%
Canada	7.6%
Germany	6.8%
Italy	5.2%
Spain	4.0%
Switzerland	3.9%
Netherlands	3.2%
China	3.0%
Australia	2.9%
Hong Kong	2.5%
Sweden	1.7%
Ireland	1.2%
Taiwan	1.0%
Total Countries each less than 1.0%	7.8%
Cash Equivalents	2.5%
Total	100.0%

Mercer Mutual Funds

1

 continued>>

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Core Fixed Income Fund

Class I /

 MCFQX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class I / MCFQX)	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,450,320,320
Total number of portfolio holdings	1,799
Portfolio turnover rate as of the end of the reporting period	61%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity

Less than 1 Year	1.6%
1 to 3 Years	7.0%
3 to 5 Years	11.9%
5 to 10 Years	20.0%
10 to 30 Years	54.7%
Greater than 30 Years	4.8%
Total	100.0%

Asset Allocation

Corporate Debt	33.0%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.6%
U.S. Government and Agency Obligations	18.4%
Asset Backed Securities	10.5%
Mortgage Backed Securities - Private Issuers	7.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.2%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Mercer Mutual Funds

1

 continued>>

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Core Fixed Income Fund

Class Y-3 /

 MCFIX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Core Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-core-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Core Fixed Income Fund (Class Y-3 / MCFIX)	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,450,320,320
Total number of portfolio holdings	1,799
Portfolio turnover rate as of the end of the reporting period	61%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity

Less than 1 Year	1.6%
1 to 3 Years	7.0%
3 to 5 Years	11.9%
5 to 10 Years	20.0%
10 to 30 Years	54.7%
Greater than 30 Years	4.8%
Total	100.0%

Asset Allocation

Corporate Debt	33.0%
Mortgage Backed Securities - U.S. Government Agency Obligations	28.6%
U.S. Government and Agency Obligations	18.4%
Asset Backed Securities	10.5%
Mortgage Backed Securities - Private Issuers	7.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Common Stocks	0.0%Footnote Reference*
Cash Equivalents	1.2%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Mercer Mutual Funds

1

 continued>>

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Emerging Markets Equity Fund

Class I /

 MEMSX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class I / MEMSX)	$34	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,110,626,091
Total number of portfolio holdings	629
Portfolio turnover rate as of the end of the reporting period	21%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	5.3%
Samsung Electronics Co. Ltd.	3.5%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	1.8%
SK Hynix, Inc.	1.2%
Xiaomi Corp., Class B	0.9%
Reliance Industries Ltd.	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
Total	28.0%

Sector Allocation

Financial	22.9%
Technology	21.4%
Communications	17.1%
Consumer, Cyclical	10.8%
Consumer, Non-cyclical	10.1%
Industrial	7.2%
Basic Materials	5.4%
Energy	2.7%
Utilities	1.7%
Diversified	0.2%
Cash Equivalents	0.5%
Total	100.0%

Geographic Allocation

China	28.9%
Taiwan	16.5%
India	13.9%
South Korea	10.0%
Brazil	7.5%
Mexico	3.1%
South Africa	2.7%
Saudi Arabia	2.2%
Thailand	1.4%
Indonesia	1.2%
Total Countries each less than 1.0%	12.1%
Cash Equivalents	0.5%
Total	100.0%

Mercer Mutual Funds

1

 continued>>

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC was terminated as a sub-adviser to the Fund.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Emerging Markets Equity Fund

Class Y-3 /

 MEMQX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Emerging Markets Equity Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-emerging-markets. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Emerging Markets Equity Fund (Class Y-3 / MEMQX)	$20	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,110,626,091
Total number of portfolio holdings	629
Portfolio turnover rate as of the end of the reporting period	21%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Top Ten Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Tencent Holdings Ltd.	5.3%
Samsung Electronics Co. Ltd.	3.5%
Alibaba Group Holding Ltd.	3.0%
HDFC Bank Ltd.	1.8%
SK Hynix, Inc.	1.2%
Xiaomi Corp., Class B	0.9%
Reliance Industries Ltd.	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	0.8%
Hon Hai Precision Industry Co. Ltd.	0.7%
Total	28.0%

Sector Allocation

Financial	22.9%
Technology	21.4%
Communications	17.1%
Consumer, Cyclical	10.8%
Consumer, Non-cyclical	10.1%
Industrial	7.2%
Basic Materials	5.4%
Energy	2.7%
Utilities	1.7%
Diversified	0.2%
Cash Equivalents	0.5%
Total	100.0%

Geographic Allocation

China	28.9%
Taiwan	16.5%
India	13.9%
South Korea	10.0%
Brazil	7.5%
Mexico	3.1%
South Africa	2.7%
Saudi Arabia	2.2%
Thailand	1.4%
Indonesia	1.2%
Total Countries each less than 1.0%	12.1%
Cash Equivalents	0.5%
Total	100.0%

Mercer Mutual Funds

1

 continued>>

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

Effective May 20, 2025, Barrow, Hanley, Mewhinney & Strauss, LLC was terminated as a sub-adviser to the Fund.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Opportunistic Fixed Income Fund

Class I /

 MOFTX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class I / MOFTX)	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,765,570,649
Total number of portfolio holdings	1,804
Portfolio turnover rate as of the end of the reporting period	166%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Corporate Debt	35.1%
Bank Loans	16.4%
Sovereign Debt Obligations	14.4%
Asset Backed Securities	8.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	6.8%
Mortgage Backed Securities - Private Issuers	4.8%
U.S. Government and Agency Obligations	4.5%
Convertible Debt	1.0%
Investment Companies	0.8%
Common Stocks	0.5%
Preferred Stocks	0.2%
Municipal Obligations	0.0%Footnote Reference*
Cash Equivalents	6.9%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

United States	60.8%
Cayman Islands	3.4%
Total Countries each less than 2.0%	28.9%
Cash Equivalents	6.9%
Total	100.0%

Mercer Mutual Funds

1

 continued>>

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On March 11, 2025, BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as sub-advisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Effective May 1, 2025, the Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD), replacing the prior secondary blended benchmark of 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Opportunistic Fixed Income Fund

Class Y-3 /

 MOFIX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Opportunistic Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-opportunistic-fixed. You can also request this information by contacting us at 1-888-887-0619.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Opportunistic Fixed Income Fund (Class Y-3 / MOFIX)	$22	0.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$1,765,570,649
Total number of portfolio holdings	1,804
Portfolio turnover rate as of the end of the reporting period	166%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Asset Allocation

Corporate Debt	35.1%
Bank Loans	16.4%
Sovereign Debt Obligations	14.4%
Asset Backed Securities	8.6%
Mortgage Backed Securities - U.S. Government Agency Obligations	6.8%
Mortgage Backed Securities - Private Issuers	4.8%
U.S. Government and Agency Obligations	4.5%
Convertible Debt	1.0%
Investment Companies	0.8%
Common Stocks	0.5%
Preferred Stocks	0.2%
Municipal Obligations	0.0%Footnote Reference*
Cash Equivalents	6.9%
Total	100.0%
Footnote	Description
Footnote*	Less than 0.1%

Geographic Allocation

United States	60.8%
Cayman Islands	3.4%
Total Countries each less than 2.0%	28.9%
Cash Equivalents	6.9%
Total	100.0%

Mercer Mutual Funds

1

 continued>>

Material and Other Fund Changes

This is a summary of certain changes of the Fund since March 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by July 2026 at https://www.mercer.com/en-us/solutions/investments/delegated-solutions/ or upon request at 1-888-887-0619.

On March 11, 2025, BlackRock International Limited, Colchester Global Investors Limited, Loomis, Sayles & Company, L.P. and Western Asset Management Company, LLC were terminated as sub-advisers to the Fund, and the Board of Trustees of the Fund approved the hiring of Crescent Capital Group LP, Polen Capital Credit, LLC, Ares Capital Management II LLC, Wellington Management Company LLP and Pacific Investment Management Company LLC as new sub-advisers to the Fund. The terminations and hirings of these sub-advisers to the Fund were all completed effective April 2025.

Effective May 1, 2025, the Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD), replacing the prior secondary blended benchmark of 35% Bloomberg Global Aggregate Corporate Total Return Index Hedged, 17.5% Bloomberg Global High Yield Index, 10.5% JP Morgan CEMBI Diversified Index, 7% S&P/LSTA Leveraged Loan Index, and 30% JP Morgan GBI-EM Diversified Index. The new secondary index is unmanaged and cannot be invested in directly.

The Board of Trustees of Mercer Funds has approved a change to the policy regarding the frequency of dividends and distributions of income for the Fund. The Fund historically declared and distributed all of its net investment income, if any, on an annual basis. Effective as of August 1, 2025, the Fund started declaring net investment income dividends daily and distributing such dividends, if any, on a monthly basis.

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

2

Mercer Short Duration Fixed Income Fund

Class Y-3 /

 MSDYX

Semi-Annual Shareholder Report - September 30, 2025

This semi-annual shareholder report contains important information about Mercer Short Duration Fixed Income Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.mercer.com/mercer-funds-short-duration. You can also request this information by contacting us at 1-888-887-0619.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercer Short Duration Fixed Income Fund (Class Y-3 / MSDYX)	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Fund’s net assets	$75,462,314
Total number of portfolio holdings	613
Portfolio turnover rate as of the end of the reporting period	92%

Graphical Representation of Holdings

The tables below show the investment make up of the Fund, representing a percentage of total investments of the Fund.

Maturity

Less than 1 Year	5.6%
1 to 3 Years	41.0%
3 to 5 Years	30.4%
5 to 10 Years	8.3%
10 to 30 Years	11.6%
Greater than 30 Years	3.1%
Total	100.0%

Asset Allocation

Corporate Debt	42.3%
Asset Backed Securities	21.5%
U.S. Government and Agency Obligations	17.0%
Mortgage Backed Securities - U.S. Government Agency Obligations	10.2%
Mortgage Backed Securities - Private Issuers	5.6%
Bank Loans	2.5%
Cash Equivalents	0.9%
Total	100.0%

Mercer Mutual Funds

 continued>>

Availability of Additional Information

You can find additional information about the Fund such as the Prospectus, Statement of Additional Information, Detailed Financials, holdings and voting information at www.mercer.com/mercer-funds-delegated-solutions. You can also request this information by contacting us at 1-888-887-0619.

For additional information please scan the code for hosted material at

www.mercer.com/mercer-funds-delegated-solutions.

Mercer Mutual Funds

(b) Not Applicable

Item 2. Code of Ethics - Not applicable for semi-annual

Item 3. Audit Committee Financial Expert – Not applicable for semi-annual

Item 4. Principal Accountant Fees and Services – Not applicable for semi-annual

Item 5. Audit Committee of Listed Registrants - Not applicable

Item 6. Investments.

(a) The Schedule of Investments are filed under item 7 of this Form

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Statements (Financial Highlights) are attached herewith.

Mercer FundsTM
Semi-Annual Financial Statements and Other
Information
September 30, 2025
Mercer US Small/Mid Cap Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Non-US Core Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Mercer Short Duration Fixed Income Fund
This report has been prepared for Mercer Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Mercer Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

MERCER FUNDS
TABLE OF CONTENTS

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.3%
	Basic Materials — 2.3%
40,200	Cabot Corp.	3,057,210
22,000	CF Industries Holdings, Inc.	1,973,400
34,800	Eastman Chemical Co.	2,194,140
245,652	Element Solutions, Inc.	6,183,061
61,540	International Paper Co.	2,855,456
58,700	Koppers Holdings, Inc.	1,643,600
21,717	Magnera Corp.*	254,523
88,500	Mosaic Co.	3,069,180
5,000	NewMarket Corp.	4,141,050
27,293	Quaker Chemical Corp.(a)	3,595,853
49,163	RPM International, Inc.	5,795,334
14,800	Steel Dynamics, Inc.	2,063,564
		36,826,371
	Communications — 3.3%
47,900	AMC Networks, Inc. Class A*(a)	394,696
48,000	Cargurus, Inc.*	1,787,040
31,657	Ciena Corp.*	4,611,475
19,200	Credo Technology Group Holding Ltd.*	2,795,712
73,925	ePlus, Inc.	5,249,414
19,500	Expedia Group, Inc.	4,168,125
87,200	Fox Corp. Class A	5,498,832
101,984	GCI Liberty, Inc.*(b)(c)	—
129,400	Gen Digital, Inc.	3,673,666
6,932	InterDigital, Inc.(a)	2,393,134
67,800	Match Group, Inc.	2,394,696
20,100	Nexstar Media Group, Inc.	3,974,574
82,450	Pinterest, Inc. Class A*	2,652,417
44,300	Roku, Inc.*	4,435,759
60,300	Sirius XM Holdings, Inc.	1,403,483
92,100	TEGNA, Inc.	1,872,393
180,571	TripAdvisor, Inc.*(a)	2,936,084
88,979	Yelp, Inc.*	2,776,145
29,700	Ziff Davis, Inc.*	1,131,570
		54,149,215
	Consumer, Cyclical — 15.1%
46,700	Allison Transmission Holdings, Inc.	3,963,896
32,200	Autoliv, Inc.	3,976,700
7,900	AutoNation, Inc.*	1,728,283
215,114	BJ's Wholesale Club Holdings, Inc.*	20,059,380
89,400	Bloomin' Brands, Inc.	640,998
61,100	BorgWarner, Inc.	2,685,956
22,481	Burlington Stores, Inc.*	5,721,415
15,900	Carter's, Inc.	448,698
6,134	Casey's General Stores, Inc.	3,467,673
15,669	Cavco Industries, Inc.*	9,099,458
44,849	Churchill Downs, Inc.	4,350,801
See accompanying Notes to the Financial Statements.
1

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
25,900	Crocs, Inc.*(a)	2,163,945
7,200	Dick's Sporting Goods, Inc.	1,599,984
53,183	Dorman Products, Inc.*	8,290,166
23,904	Freshpet, Inc.*	1,317,349
106,600	Gap, Inc.	2,280,174
89,035	Gentherm, Inc.*	3,032,532
102,000	Goodyear Tire & Rubber Co.*	762,960
22,853	Group 1 Automotive, Inc.	9,998,416
61,689	Guess?, Inc.	1,030,823
79,000	Harley-Davidson, Inc.	2,204,100
41,100	Haverty Furniture Cos., Inc.	901,323
14,500	Jack in the Box, Inc.(a)	286,665
61,300	La-Z-Boy, Inc.	2,103,816
168,073	Levi Strauss & Co. Class A	3,916,101
49,400	LGI Homes, Inc.*(a)	2,554,474
102,098	Life Time Group Holdings, Inc.*	2,817,905
25,895	Lithia Motors, Inc.	8,182,820
141,474	LKQ Corp.	4,320,616
94,700	Macy's, Inc.	1,697,971
138,500	Mattel, Inc.*	2,330,955
47,200	MGM Resorts International*	1,635,952
110,700	MillerKnoll, Inc.	1,963,818
21,301	Murphy USA, Inc.	8,270,326
39,500	ODP Corp.*	1,100,075
21,763	Ollie's Bargain Outlet Holdings, Inc.*	2,794,369
52,132	OPENLANE, Inc.*	1,500,359
29,300	Phinia, Inc.	1,684,164
24,612	Planet Fitness, Inc. Class A*	2,554,726
12,600	Pool Corp.	3,906,882
29,279	PriceSmart, Inc.(a)	3,548,322
38,100	PulteGroup, Inc.	5,034,153
70,570	Pursuit Attractions & Hospitality, Inc.*(a)	2,553,223
25,100	PVH Corp.	2,102,627
47,113	Red Rock Resorts, Inc. Class A	2,876,720
6,760	RH*	1,373,362
81,900	Sally Beauty Holdings, Inc.*	1,333,332
36,400	ScanSource, Inc.*	1,601,236
49,161	SharkNinja, Inc.*	5,070,957
12,260	Signet Jewelers Ltd.	1,175,979
53,316	SiteOne Landscape Supply, Inc.*	6,867,101
84,100	Tapestry, Inc.	9,521,802
59,854	Texas Roadhouse, Inc.	9,944,742
39,100	Toll Brothers, Inc.	5,401,274
44,000	Travel & Leisure Co.	2,617,560
194,300	Tri Pointe Homes, Inc.*	6,600,371
43,443	UniFirst Corp.	7,263,235
33,800	United Airlines Holdings, Inc.*	3,261,700
109,465	United Parks & Resorts, Inc.*(a)	5,659,341
28,341	Vail Resorts, Inc.(a)	4,238,963
2See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
10,615	VSE Corp.(a)	1,764,638
38,310	WESCO International, Inc.	8,102,565
6,100	Whirlpool Corp.	479,460
23,370	Wynn Resorts Ltd.	2,997,670
		244,737,357
	Consumer, Non-cyclical — 20.9%
59,400	ABM Industries, Inc.	2,739,528
157,500	ACCO Brands Corp.	628,425
63,480	ADMA Biologics, Inc.*	930,617
338,400	ADT, Inc.	2,947,464
28,600	Affirm Holdings, Inc.*	2,090,088
256,500	Albertsons Cos., Inc. Class A	4,491,315
484,243	Alight, Inc. Class A	1,578,632
68,171	Alkermes PLC*	2,045,130
264,806	API Group Corp.*	9,101,382
63,099	Ascendis Pharma AS, ADR*	12,544,712
53,605	Azenta, Inc.*	1,539,536
65,000	Baxter International, Inc.	1,480,050
25,970	Bicycle Therapeutics PLC, ADR*	201,008
17,006	Bio-Rad Laboratories, Inc. Class A*	4,768,312
49,826	Bright Horizons Family Solutions, Inc.*	5,409,609
14,800	Brink's Co.	1,729,528
21,900	Bunge Global SA	1,779,375
13,323	Colliers International Group, Inc.(a)	2,081,186
52,900	Conagra Brands, Inc.	968,599
69,699	Cooper Cos., Inc.*	4,778,563
436,925	CoreCivic, Inc.*	8,891,424
13,600	DaVita, Inc.*	1,807,032
60,000	Deluxe Corp.	1,161,600
159,901	Dole PLC	2,149,069
156,208	Embecta Corp.	2,204,095
61,371	Enovis Corp.*	1,861,996
15,764	Euronet Worldwide, Inc.*	1,384,237
92,464	EVERTEC, Inc.	3,123,434
126,500	Exelixis, Inc.*	5,224,450
79,500	Fresh Del Monte Produce, Inc.	2,760,240
38,207	Glaukos Corp.*	3,115,781
102,287	Globus Medical, Inc. Class A*	5,857,976
23,813	Grand Canyon Education, Inc.*	5,227,430
115,042	GXO Logistics, Inc.*	6,084,571
44,200	H&R Block, Inc.	2,235,194
75,868	Haemonetics Corp.*	3,697,806
93,877	Halozyme Therapeutics, Inc.*	6,884,939
41,400	Harmony Biosciences Holdings, Inc.*	1,140,984
63,321	HealthEquity, Inc.*	6,000,931
65,700	Herbalife Ltd.*	554,508
73,270	Hologic, Inc.*	4,944,992
23,612	ICON PLC*	4,132,100
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
33,664	ICU Medical, Inc.*	4,038,333
56,200	Incyte Corp.*	4,766,322
41,004	Ingles Markets, Inc. Class A(a)	2,852,238
35,900	Ingredion, Inc.	4,383,749
89,300	Insmed, Inc.*	12,860,093
38,411	Insperity, Inc.	1,889,821
57,742	Integer Holdings Corp.*	5,966,481
94,336	Jazz Pharmaceuticals PLC*	12,433,485
100,846	Laureate Education, Inc.*	3,180,683
50,882	Legence Corp. Class A*	1,567,674
51,216	Legend Biotech Corp., ADR*(a)	1,670,154
201,997	LifeStance Health Group, Inc.*	1,110,984
33,000	ManpowerGroup, Inc.	1,250,700
25,007	Marzetti Co.	4,320,960
20,160	Masimo Corp.*	2,974,608
10,324	Medpace Holdings, Inc.*	5,308,188
22,067	Merit Medical Systems, Inc.*	1,836,636
44,510	Merus NV*	4,190,617
111,991	Molson Coors Beverage Co. Class B	5,067,593
64,035	Natera, Inc.*	10,307,714
66,736	Neurocrine Biosciences, Inc.*	9,368,400
203,766	Nomad Foods Ltd.	2,679,523
51,523	Option Care Health, Inc.*	1,430,278
113,900	Organon & Co.	1,216,452
38,426	Paylocity Holding Corp.*	6,120,109
9,965	Penumbra, Inc.*	2,524,334
78,472	Perdoceo Education Corp.	2,955,256
88,530	Performance Food Group Co.*	9,210,661
115,579	Privia Health Group, Inc.*	2,877,917
73,678	PROCEPT BioRobotics Corp.*(a)	2,629,568
51,800	PROG Holdings, Inc.	1,676,248
212,037	Rentokil Initial PLC, ADR(a)	5,353,934
17,118	Repligen Corp.*	2,288,163
53,570	Revolution Medicines, Inc.*	2,501,719
22,338	Rhythm Pharmaceuticals, Inc.*	2,255,915
140,638	Smith & Nephew PLC, ADR(a)	5,103,753
16,440	Soleno Therapeutics, Inc.*	1,111,344
78,109	Stevanato Group SpA(a)	2,011,307
181,693	Tandem Diabetes Care, Inc.*	2,205,753
14,000	Tenet Healthcare Corp.*	2,842,560
40,790	Toast, Inc. Class A*	1,489,243
47,452	TransUnion	3,975,529
8,800	United Therapeutics Corp.*	3,689,048
14,100	Universal Health Services, Inc. Class B	2,882,604
60,579	Universal Technical Institute, Inc.*	1,971,846
61,200	Upbound Group, Inc.	1,446,156
98,900	Varex Imaging Corp.*	1,226,360
69,480	Vaxcyte, Inc.*	2,502,670
87,552	Vericel Corp.*	2,755,261
4See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
168,200	Viatris, Inc.	1,665,180
45,378	WEX, Inc.*	7,148,396
128,040	WillScot Holdings Corp.	2,702,924
25,530	Xenon Pharmaceuticals, Inc.*	1,025,030
		339,098,322
	Energy — 3.6%
110,600	Antero Resources Corp.*	3,711,736
127,000	APA Corp.	3,083,560
9,600	Chord Energy Corp.	953,952
26,800	CNX Resources Corp.*(a)	860,816
152,188	Delek U.S. Holdings, Inc.	4,911,107
62,955	Flowco Holdings, Inc. Class A	934,882
63,200	Helmerich & Payne, Inc.	1,396,088
105,455	HF Sinclair Corp.	5,519,514
243,885	Magnolia Oil & Gas Corp. Class A	5,821,535
137,131	Matador Resources Co.	6,161,296
60,100	Murphy Oil Corp.(a)	1,707,441
130,932	Ovintiv, Inc.	5,287,034
713,949	Permian Resources Corp.	9,138,547
123,137	SM Energy Co.	3,074,731
134,852	SunCoke Energy, Inc.	1,100,392
61,220	TechnipFMC PLC	2,415,129
44,195	Warrior Met Coal, Inc.	2,812,570
		58,890,330
	Financial — 18.8%
58,834	Agree Realty Corp., REIT	4,179,567
40,400	Ally Financial, Inc.	1,583,680
81,800	American Assets Trust, Inc., REIT	1,662,176
44,750	Annaly Capital Management, Inc., REIT	904,398
107,000	Apple Hospitality REIT, Inc., REIT	1,285,070
60,900	ARES Capital Corp.	1,242,969
84,400	Associated Banc-Corp.	2,169,924
28,044	Assurant, Inc.	6,074,330
86,522	Assured Guaranty Ltd.	7,324,087
158,416	Atlantic Union Bankshares Corp.	5,590,501
80,737	Axis Capital Holdings Ltd.	7,734,605
35,844	Axos Financial, Inc.*	3,034,195
27,428	Bancorp, Inc.*	2,054,083
51,800	Bank of NT Butterfield & Son Ltd.	2,223,256
61,000	Blue Owl Capital Corp.	778,970
155,663	Blue Owl Capital, Inc.	2,635,375
177,700	Brandywine Realty Trust, REIT	741,009
80,900	Brixmor Property Group, Inc., REIT	2,239,312
14,700	Burke & Herbert Financial Services Corp.	906,843
6,897	C&F Financial Corp.	463,478
210,017	Cannae Holdings, Inc.(a)	3,845,411
31,000	Cathay General Bancorp	1,488,310
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
59,900	Chimera Investment Corp., REIT	791,878
67,300	Citizens Financial Group, Inc.	3,577,668
65,915	CNA Financial Corp.(a)	3,062,411
129,300	CNO Financial Group, Inc.	5,113,815
36,200	Comerica, Inc.	2,480,424
24,453	Community Trust Bancorp, Inc.	1,368,145
81,140	Core Scientific, Inc.*	1,455,652
39,800	Corebridge Financial, Inc.	1,275,590
39,918	Cullen/Frost Bankers, Inc.	5,060,405
23,612	EastGroup Properties, Inc., REIT	3,996,567
39,300	Employers Holdings, Inc.	1,669,464
18,875	Enova International, Inc.*	2,172,324
59,300	EPR Properties, REIT	3,439,993
29,500	Equitable Holdings, Inc.	1,498,010
24,300	Essent Group Ltd.	1,544,508
65,600	Federated Hermes, Inc.	3,406,608
61,200	Fidelis Insurance Holdings Ltd.(a)	1,110,780
19,700	Fidelity National Financial, Inc.	1,191,653
90,100	First BanCorp	1,986,705
62,100	First Busey Corp.	1,437,615
63,800	First Commonwealth Financial Corp.	1,087,790
247,400	First Horizon Corp.	5,593,714
96,000	FNB Corp.	1,546,560
848,357	Genworth Financial, Inc.*	7,550,377
72,817	Glacier Bancorp, Inc.	3,544,003
30,110	Globe Life, Inc.	4,304,827
16,247	Hamilton Lane, Inc. Class A	2,189,933
28,700	Hancock Whitney Corp.	1,796,907
106,812	Hanmi Financial Corp.	2,637,188
166,069	Healthpeak Properties, Inc., REIT	3,180,221
75,500	Highwoods Properties, Inc., REIT	2,402,410
83,300	Hope Bancorp, Inc.	897,141
86,500	Horizon Bancorp, Inc.	1,384,865
197,400	Host Hotels & Resorts, Inc., REIT	3,359,748
30,114	Howard Hughes Holdings, Inc.*	2,474,467
73,800	Independent Bank Corp.	2,285,955
64,000	Industrial Logistics Properties Trust, REIT	373,120
72,400	International Money Express, Inc.*	1,011,428
13,000	Jackson Financial, Inc. Class A	1,315,990
40,942	Jefferies Financial Group, Inc.	2,678,426
170,054	KeyCorp	3,178,309
44,400	Kilroy Realty Corp., REIT(a)	1,875,900
19,551	Kinsale Capital Group, Inc.	8,314,258
56,600	Kite Realty Group Trust, REIT	1,262,180
48,480	Lincoln National Corp.	1,955,198
13,723	LPL Financial Holdings, Inc.	4,565,505
80,203	McGrath RentCorp	9,407,812
135,300	MGIC Investment Corp.	3,838,461
139,500	Navient Corp.	1,834,425
6See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
199,800	New Mountain Finance Corp.	1,926,072
81,808	OceanFirst Financial Corp.	1,437,367
54,000	OFG Bancorp	2,348,460
70,700	Old Republic International Corp.	3,002,629
16,400	OneMain Holdings, Inc.	925,944
122,700	Outfront Media, Inc., REIT	2,247,864
240,380	P10, Inc. Class A(a)	2,615,334
195,700	Piedmont Realty Trust, Inc., REIT	1,761,300
35,074	Pinnacle Financial Partners, Inc.	3,289,591
29,595	Piper Sandler Cos.	10,269,169
25,500	Popular, Inc.	3,238,755
114,747	Radian Group, Inc.	4,156,136
72,100	Regions Financial Corp.	1,901,277
14,798	Reinsurance Group of America, Inc.	2,843,140
52,230	Ryan Specialty Holdings, Inc.	2,943,683
78,700	Sabra Health Care REIT, Inc., REIT	1,466,968
104,400	Service Properties Trust, REIT	282,924
44,699	StepStone Group, Inc. Class A	2,919,292
55,206	Stifel Financial Corp.	6,264,225
14,881	StoneX Group, Inc.*	1,501,791
35,574	Sun Communities, Inc., REIT	4,589,046
56,200	Synchrony Financial	3,993,010
43,758	UMB Financial Corp.	5,178,759
20,100	Universal Insurance Holdings, Inc.	528,630
72,000	Unum Group	5,600,160
127,700	Valley National Bancorp	1,353,620
48,700	Victory Capital Holdings, Inc. Class A	3,153,812
96,924	Voya Financial, Inc.	7,249,915
129,900	Western Union Co.(a)	1,037,901
5,418	White Mountains Insurance Group Ltd.	9,056,295
49,141	Wintrust Financial Corp.	6,508,234
54,300	Zions Bancorp NA	3,072,294
		304,312,479
	Government — 0.2%
58,816	Banco Latinoamericano de Comercio Exterior SA	2,703,772
	Industrial — 21.2%
58,341	Advanced Energy Industries, Inc.	9,926,138
32,400	AGCO Corp.	3,469,068
22,900	Allegion PLC	4,061,315
42,100	Apogee Enterprises, Inc.	1,834,297
15,280	Applied Industrial Technologies, Inc.	3,988,844
22,057	AptarGroup, Inc.	2,948,139
11,500	ArcBest Corp.	803,505
15,528	Armstrong World Industries, Inc.	3,043,643
31,100	Arrow Electronics, Inc.*	3,763,100
34,760	ATI, Inc.*	2,827,378
24,600	Atkore, Inc.	1,543,404
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
4,990	Axon Enterprise, Inc.*	3,581,024
19,380	Bloom Energy Corp. Class A*(a)	1,638,967
21,600	Boise Cascade Co.	1,670,112
29,660	Builders FirstSource, Inc.*	3,596,275
24,379	BWX Technologies, Inc.	4,494,756
45,848	Casella Waste Systems, Inc. Class A*	4,350,058
22,280	CH Robinson Worldwide, Inc.	2,949,872
9,954	Clean Harbors, Inc.*	2,311,518
573,116	CNH Industrial NV	6,218,309
127,725	Cognex Corp.	5,785,942
27,740	Coherent Corp.*	2,988,153
30,788	Comfort Systems USA, Inc.	25,405,642
19,000	Covenant Logistics Group, Inc.	411,540
27,685	Eagle Materials, Inc.	6,451,712
64,100	Energizer Holdings, Inc.	1,595,449
19,230	Esab Corp.	2,148,760
32,449	Exponent, Inc.	2,254,556
77,449	Federal Signal Corp.	9,215,656
103,300	Flex Ltd.*	5,988,301
40,476	Flowserve Corp.	2,150,895
38,320	FTAI Aviation Ltd.	6,394,075
424,400	Gates Industrial Corp. PLC*	10,533,608
15,914	Generac Holdings, Inc.*	2,664,004
28,200	Greenbrier Cos., Inc.	1,301,994
21,300	Greif, Inc. Class A	1,272,888
22,500	Griffon Corp.	1,713,375
15,890	HEICO Corp. Class A	4,037,490
31,261	Hexcel Corp.	1,960,065
83,145	Hub Group, Inc. Class A	2,863,514
20,606	Huntington Ingalls Industries, Inc.	5,932,673
16,290	IDEX Corp.	2,651,360
61,705	ITT, Inc.	11,030,386
59,105	Jabil, Inc.	12,835,833
224,801	Janus International Group, Inc.*	2,218,786
44,925	Karman Holdings, Inc.*	3,243,585
20,657	Knife River Corp.*(a)	1,587,904
17,820	Kratos Defense & Security Solutions, Inc.*	1,628,213
46,140	Leonardo DRS, Inc.	2,094,756
32,813	Lincoln Electric Holdings, Inc.	7,738,290
24,379	Loar Holdings, Inc.*(a)	1,950,320
97,293	Mirion Technologies, Inc.*(a)	2,263,035
14,700	Mohawk Industries, Inc.*	1,895,124
23,689	Moog, Inc. Class A	4,919,495
64,600	Mueller Industries, Inc.	6,531,706
31,003	Nordson Corp.	7,036,131
64,000	O-I Glass, Inc.*	830,080
36,000	Oshkosh Corp.	4,669,200
46,801	Owens Corning	6,620,469
21,974	Powell Industries, Inc.(a)	6,697,895
8See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
33,710	Primoris Services Corp.	4,629,394
29,035	RBC Bearings, Inc.*	11,332,070
20,840	Regal Rexnord Corp.	2,989,290
60,950	Rocket Lab Corp.*(a)	2,920,114
32,200	Ryder System, Inc.	6,074,208
54,900	Ryerson Holding Corp.(a)	1,255,014
13,500	Sanmina Corp.*	1,553,985
121,142	Schneider National, Inc. Class B	2,563,365
41,700	Scorpio Tankers, Inc.	2,337,285
23,102	Simpson Manufacturing Co., Inc.	3,868,661
50,100	Sonoco Products Co.	2,158,809
22,111	SPX Technologies, Inc.*	4,129,893
69,887	StandardAero, Inc.*	1,907,216
47,433	TD SYNNEX Corp.	7,767,154
74,600	Textron, Inc.	6,302,954
40,226	Trimble, Inc.*	3,284,453
37,946	UFP Industries, Inc.	3,547,572
104,060	Uniti Group, Inc.	636,847
193,473	Vontier Corp.	8,120,062
75,700	World Kinect Corp.	1,964,415
23,200	XPO, Inc.*	2,999,064
		342,874,407
	Technology — 9.6%
22,400	ACM Research, Inc. Class A*	876,512
86,779	Alkami Technology, Inc.*(a)	2,155,590
81,743	Allegro MicroSystems, Inc.*(a)	2,386,896
44,000	Amdocs Ltd.	3,610,200
45,900	Amkor Technology, Inc.	1,303,560
7,770	Astera Labs, Inc.*	1,521,366
16,632	CACI International, Inc. Class A*	8,295,709
553,674	CCC Intelligent Solutions Holdings, Inc.*(a)	5,043,970
47,325	Chime Financial, Inc. Class A*	954,545
44,700	Cirrus Logic, Inc.*	5,600,463
16,531	Commvault Systems, Inc.*	3,120,722
29,500	CSG Systems International, Inc.	1,899,210
10,756	CyberArk Software Ltd.*	5,196,761
27,010	Descartes Systems Group, Inc.*	2,545,152
41,159	Doximity, Inc. Class A*	3,010,781
145,200	Dropbox, Inc. Class A*	4,386,492
2,516	Duolingo, Inc.*	809,749
60,650	Dynatrace, Inc.*	2,938,493
79,936	Entegris, Inc.(a)	7,390,883
51,541	ExlService Holdings, Inc.*	2,269,350
224,909	Genius Sports Ltd.*	2,784,373
57,100	Genpact Ltd.	2,391,919
14,681	Guidewire Software, Inc.*	3,374,575
33,827	Hinge Health, Inc. Class A*	1,660,229
74,089	MACOM Technology Solutions Holdings, Inc.*	9,223,340
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
16,172	Manhattan Associates, Inc.*	3,314,937
34,771	MKS, Inc.(a)	4,303,607
11,870	Monday.com Ltd.*	2,299,100
54,619	nCino, Inc.*(a)	1,480,721
21,700	NCR Atleos Corp.*	853,027
137,211	NCR Voyix Corp.*(a)	1,721,998
8,940	Nova Ltd.*(a)	2,857,760
72,800	Photronics, Inc.*	1,670,760
103,500	Pitney Bowes, Inc.	1,180,935
208,500	Playtika Holding Corp.	811,065
28,045	Power Integrations, Inc.	1,127,689
85,294	Procore Technologies, Inc.*	6,219,638
42,281	Pure Storage, Inc. Class A*	3,543,571
26,928	Rambus, Inc.*	2,805,898
43,700	RingCentral, Inc. Class A*	1,238,458
281,752	SailPoint, Inc.*	6,221,084
73,710	Samsara, Inc. Class A*	2,745,698
46,113	Science Applications International Corp.	4,582,249
41,326	Semtech Corp.*	2,952,743
25,700	ServiceTitan, Inc. Class A*	2,591,331
29,025	Silicon Laboratories, Inc.*	3,806,048
25,400	Skyworks Solutions, Inc.	1,955,292
23,510	Twilio, Inc. Class A*	2,353,116
3,323	Tyler Technologies, Inc.*	1,738,461
18,880	Workiva, Inc.*	1,625,190
107,700	Xerox Holdings Corp.(a)	404,952
15,175	Zebra Technologies Corp. Class A*	4,509,403
		155,665,571
	Utilities — 2.3%
42,022	IDACORP, Inc.	5,553,207
282,470	MDU Resources Group, Inc.	5,030,791
24,700	National Fuel Gas Co.	2,281,539
92,443	Northwestern Energy Group, Inc.	5,418,084
87,364	Portland General Electric Co.	3,844,016
57,393	Southwest Gas Holdings, Inc.	4,496,168
12,117	Talen Energy Corp.*	5,154,329
67,162	TXNM Energy, Inc.	3,798,011
73,700	UGI Corp.	2,451,262
		38,027,407
	TOTAL COMMON STOCKS (COST $1,319,457,641)	1,577,285,231

10See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
7,953,600	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(d)(e)	7,953,600
	TOTAL SHORT-TERM INVESTMENT (COST $7,953,600)	7,953,600
	TOTAL INVESTMENTS — 97.8% (Cost $1,327,411,241)	1,585,238,831
	Other Assets and Liabilities (net) — 2.2%	35,532,660
	NET ASSETS — 100.0%	$1,620,771,491

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2025 was $0.

(d)	The rate disclosed is the 7-day net yield as of September 30, 2025.
(e)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
92	Russell 2000 E-mini Index	Dec 2025	$11,295,300	$148,603
41	S&P Mid 400 E-mini Index	Dec 2025	13,473,420	59,146
				$207,749

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	97.3
Futures Contracts	0.0*
Short-Term Investment	0.5
Other Assets and Liabilities (net)	2.2
100.0%

*	Amount rounds to zero.
12See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%
	Brazil — 5.5%
1,428,300	Ambev SA	3,242,510
1,828,300	B3 SA - Brasil Bolsa Balcao	4,600,317
523,216	Banco Bradesco SA	1,496,292
456,100	Banco do Brasil SA	1,891,870
94,900	Centrais Eletricas Brasileiras SA	935,893
31,900	CPFL Energia SA	236,006
762,636	Dexco SA	830,579
585,100	EcoRodovias Infraestrutura e Logistica SA	860,255
36,800	Embraer SA	554,811
322,031	Itau Unibanco Holding SA, ADR	2,363,707
277,120	Lojas Renner SA	787,304
38,300	MBRF Global Foods Co. SA	139,664
3,086	MercadoLibre, Inc.*	7,211,797
1,462,200	Natura Cosmeticos SA*	2,567,166
404,000	Neoenergia SA	2,177,202
141,148	NU Holdings Ltd. Class A *	2,259,779
11,890	Pagseguro Digital Ltd. Class A	118,900
279,896	Petroleo Brasileiro SA, ADR	3,543,483
256,077	Petroleo Brasileiro SA, Preferred ADR	3,026,830
130,500	Porto Seguro SA	1,221,795
63,400	PRIO SA*	453,933
1,279,800	Raia Drogasil SA	4,426,569
32,500	Rede D'Or Sao Luiz SA 144A	256,800
865,800	Sendas Distribuidora SA	1,546,086
45,925	StoneCo Ltd. Class A *	868,442
136,276	Telefonica Brasil SA, ADR(a)	1,737,519
21,705	TIM SA, ADR(a)	484,456
204,200	TOTVS SA	1,761,115
204,400	Vale SA	2,209,979
384,245	Vale SA, ADR	4,172,901
446,000	WEG SA	3,064,311
		61,048,271
	Canada — 0.4%
22,280	Franco-Nevada Corp.	4,966,435
	Chile — 0.6%
10,185	Banco de Credito e Inversiones SA	450,174
5,385	Banco Santander Chile, ADR	142,703
206,401	Cencosud SA	587,083
5,854,517	Enel Americas SA	590,600
3,900,941	Enel Chile SA	301,837
256,796	Falabella SA	1,522,276
6,246	Latam Airlines Group SA, ADR	282,632
58,981	Sociedad Quimica y Minera de Chile SA, ADR*(a)	2,535,003
		6,412,308
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — 28.2%
100,500	AAC Technologies Holdings, Inc.	590,827
399,600	Agricultural Bank of China Ltd. Class A	374,426
3,281,800	Agricultural Bank of China Ltd. Class H	2,214,468
104,000	Airtac International Group	2,569,460
1,429,591	Alibaba Group Holding Ltd.	32,522,442
130,000	Aluminum Corp. of China Ltd. Class H	134,839
71,594	Amlogic Shanghai Co. Ltd. Class A *	1,118,196
33,624	Autohome, Inc., ADR	959,965
635,000	AviChina Industry & Technology Co. Ltd. Class H	355,843
229,100	Baidu, Inc. Class A *	3,922,179
119,400	Bank of Beijing Co. Ltd. Class A	92,421
167,900	Bank of China Ltd. Class A	122,179
6,219,000	Bank of China Ltd. Class H	3,405,087
187,600	Bank of Communications Co. Ltd. Class A	177,099
684,000	Bank of Communications Co. Ltd. Class H	574,073
79,200	Bank of Jiangsu Co. Ltd. Class A	111,594
240,500	Bank of Ningbo Co. Ltd. Class A	892,949
867,800	Bank of Shanghai Co. Ltd. Class A	1,092,301
1,548,500	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,680,010
421,600	Beijing Yanjing Brewery Co. Ltd. Class A	718,416
68,500	BeOne Medicines Ltd. Class H *	1,806,617
5,964	Bestechnic Shanghai Co. Ltd. Class A	249,252
63,200	Bilibili, Inc. Class Z *(a)	1,824,420
150,700	BYD Co. Ltd. Class A	2,312,013
246,000	BYD Co. Ltd. Class H	3,484,294
544	Cambricon Technologies Corp. Ltd. Class A *	101,258
720,000	China CITIC Bank Corp. Ltd. Class H	619,094
384,000	China Communications Services Corp. Ltd. Class H	227,032
94,700	China Construction Bank Corp. Class A	114,543
8,099,600	China Construction Bank Corp. Class H	7,786,876
222,500	China Everbright Bank Co. Ltd. Class A	105,023
2,817,000	China Everbright Bank Co. Ltd. Class H	1,173,086
1,355,000	China Feihe Ltd. 144A	696,622
264,000	China Galaxy Securities Co. Ltd. Class H	401,748
869,000	China Lesso Group Holdings Ltd.	545,052
302,000	China Life Insurance Co. Ltd. Class H	857,822
379,000	China Mengniu Dairy Co. Ltd.	730,682
98,500	China Merchants Bank Co. Ltd. Class A	559,165
645,000	China Merchants Bank Co. Ltd. Class H	3,876,433
196,000	China Merchants Port Holdings Co. Ltd.	367,040
36,400	China Merchants Securities Co. Ltd. Class A	87,492
163,200	China Minsheng Banking Corp. Ltd. Class A	91,247
531,000	China Minsheng Banking Corp. Ltd. Class H	280,501
228,000	China National Building Material Co. Ltd. Class H	161,760
100,000	China Oilfield Services Ltd. Class H	85,857
2,125,000	China Overseas Land & Investment Ltd.	3,922,035
32,500	China Pacific Insurance Group Co. Ltd. Class A	160,344
129,600	China Pacific Insurance Group Co. Ltd. Class H	516,041
137,700	China Petroleum & Chemical Corp. Class A	102,330
14See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
734,000	China Railway Signal & Communication Corp. Ltd. Class H 144A	329,245
3,077,000	China Reinsurance Group Corp. Class H	612,996
28,500	China Resources Land Ltd.	111,283
878,500	China Resources Pharmaceutical Group Ltd.(a) 144A	543,106
28,000	China Shenhua Energy Co. Ltd. Class A	151,437
9,200	China Tourism Group Duty Free Corp. Ltd. Class A	92,498
125,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	96,557
121,200	Chow Tai Fook Jewellery Group Ltd.(a)	242,388
1,196,000	CITIC Ltd.	1,755,478
61,700	CITIC Securities Co. Ltd. Class A	259,162
77,900	CMOC Group Ltd. Class A	171,811
1,101,000	CMOC Group Ltd. Class H	2,220,283
32,979	Contemporary Amperex Technology Co. Ltd. Class A	1,862,422
61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	124,495
700,500	COSCO SHIPPING Holdings Co. Ltd. Class H (a)	1,090,311
115,300	CRRC Corp. Ltd. Class A	120,994
336,234	DiDi Global, Inc., ADR*	2,091,376
38,200	Dong-E-E-Jiao Co. Ltd. Class A	254,364
32,487	Eastroc Beverage Group Co. Ltd. Class A	1,386,475
396,000	Fosun International Ltd.	280,443
11,700	G-bits Network Technology Xiamen Co. Ltd. Class A	933,574
1,010,000	Geely Automobile Holdings Ltd.	2,537,852
42,500	Great Wall Motor Co. Ltd. Class H	91,769
203,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,137,735
68,600	Guosen Securities Co. Ltd. Class A	130,388
35,500	Guotai Haitong Securities Co. Ltd.	94,105
30,000	Haier Smart Home Co. Ltd. Class A	106,751
1,623,800	Haier Smart Home Co. Ltd. Class H	5,288,557
649,671	Hangzhou Robam Appliances Co. Ltd. Class A	1,741,351
380,000	Hansoh Pharmaceutical Group Co. Ltd.(a) 144A	1,761,195
407,291	Hongfa Technology Co. Ltd. Class A	1,508,220
28,600	Huadong Medicine Co. Ltd. Class A	166,937
34,500	Huatai Securities Co. Ltd. Class A	105,510
567,200	Huatai Securities Co. Ltd. Class H 144A	1,500,305
1,121,890	Huaxia Bank Co. Ltd. Class A	1,037,029
469,600	Huayu Automotive Systems Co. Ltd. Class A	1,352,373
301,200	Industrial & Commercial Bank of China Ltd. Class A	308,882
6,358,000	Industrial & Commercial Bank of China Ltd. Class H	4,690,623
97,700	Industrial Bank Co. Ltd. Class A	272,439
140,800	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	539,587
127,000	Innovent Biologics, Inc.* 144A	1,573,544
199,050	JD Health International, Inc.* 144A	1,701,304
891,000	JD Logistics, Inc.* 144A	1,500,193
369,000	JD.com, Inc. Class A	6,568,621
30,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	303,551
75,000	Jiangxi Copper Co. Ltd. Class H	294,008
40,729	Kanzhun Ltd., ADR*	951,429
150,000	Kingdee International Software Group Co. Ltd.*	337,772
323,400	Kingsoft Corp. Ltd.	1,439,014
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
485,300	Kuaishou Technology(a) 144A	5,276,898
85,300	Legend Holdings Corp. Class H * 144A	125,531
1,208,000	Lenovo Group Ltd.	1,793,275
118,600	Li Auto, Inc. Class A *(a)	1,545,684
659,000	Li Ning Co. Ltd.	1,494,108
1,454,000	Lonking Holdings Ltd.	556,902
61,668	Luckin Coffee, Inc., ADR*	2,344,001
410,050	Meituan Class B * 144A	5,507,458
490,205	Midea Group Co. Ltd. Class A	5,003,659
21,900	Midea Group Co. Ltd. Class H	231,514
468,000	MMG Ltd.*	406,020
65,501	Montage Technology Co. Ltd. Class A	1,424,405
172,300	NetEase, Inc.	5,244,029
142,500	New China Life Insurance Co. Ltd. Class H	845,432
55,195	PDD Holdings, Inc., ADR*	7,295,123
2,228,000	People's Insurance Co. Group of China Ltd. Class H	1,950,116
91,700	PetroChina Co. Ltd. Class A	103,829
334,000	PICC Property & Casualty Co. Ltd. Class H	753,822
51,732	Ping An Insurance Group Co. of China Ltd. Class A	400,502
1,219,500	Ping An Insurance Group Co. of China Ltd. Class H (a)	8,315,058
56,800	Pop Mart International Group Ltd. 144A	1,947,746
138,300	Postal Savings Bank of China Co. Ltd. Class A	111,713
9,806	Qfin Holdings, Inc., ADR	282,217
39,800	Sany Heavy Industry Co. Ltd. Class A	129,937
327,600	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	244,635
634,000	Shanghai Construction Group Co. Ltd. Class A	262,740
793,908	Shanghai Pudong Development Bank Co. Ltd. Class A	1,327,186
246,600	Shanghai Tunnel Engineering Co. Ltd. Class A	221,711
99,900	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,448,002
93,200	Sichuan Road & Bridge Group Co. Ltd. Class A	105,920
164,000	Silergy Corp.	1,388,280
454,200	Sinolink Securities Co. Ltd. Class A	652,736
212,000	Sinoma International Engineering Co. Class A	265,951
272,000	Sinotruk Hong Kong Ltd.	802,673
101,000	SooChow Securities Co. Ltd. Class A	139,047
39,800	Sunny Optical Technology Group Co. Ltd.	462,690
677,400	Tencent Holdings Ltd.	57,724,050
47,271	Tencent Music Entertainment Group, ADR	1,103,305
682,400	Tian Di Science & Technology Co. Ltd. Class A	568,471
321,900	Tianshan Aluminum Group Co. Ltd. Class A	524,106
196,000	Tingyi Cayman Islands Holding Corp.	262,496
566,000	Tongcheng Travel Holdings Ltd.	1,673,179
445,000	TravelSky Technology Ltd. Class H	607,411
53,250	Trip.com Group Ltd.	4,079,096
1,359,000	Uni-President China Holdings Ltd.	1,435,785
68,138	Vipshop Holdings Ltd., ADR	1,338,230
1,695,000	Weichai Power Co. Ltd. Class H	3,039,079
113,700	Western Mining Co. Ltd. Class A	351,397
1,334,900	Wilmar International Ltd.	2,951,028
16See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
11,600	WuXi AppTec Co. Ltd. Class A	182,561
47,000	WuXi AppTec Co. Ltd. Class H 144A	717,045
253,000	Wuxi Biologics Cayman, Inc.* 144A	1,332,572
50,200	XD, Inc.	524,234
625,200	Xiamen C & D, Inc. Class A	901,116
1,402,000	Xiaomi Corp. Class B * 144A	9,730,605
165,500	XPeng, Inc. Class A *	1,981,431
1,392,149	Yifeng Pharmacy Chain Co. Ltd. Class A	4,820,779
479,601	Yunnan Aluminium Co. Ltd. Class A	1,387,912
68,900	Yunnan Baiyao Group Co. Ltd. Class A	549,287
163,500	Yunnan Yuntianhua Co. Ltd. Class A	615,555
378,000	Zhejiang Expressway Co. Ltd. Class H	349,316
137,600	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,273,850
198,600	Zhejiang Leapmotor Technology Co. Ltd. Class H * 144A	1,693,629
1,046,700	Zhejiang Longsheng Group Co. Ltd. Class A	1,465,993
71,400	Zhejiang NHU Co. Ltd. Class A	239,021
1,180,500	Zhongsheng Group Holdings Ltd.	2,212,186
99,100	Zijin Mining Group Co. Ltd. Class A	409,851
18,500	ZTE Corp. Class A	118,613
118,850	ZTO Express Cayman, Inc.(a)	2,253,146
60,716	ZTO Express Cayman, Inc., ADR(a)	1,165,747
		313,638,827
	Colombia — 0.1%
20,438	Grupo Cibest SA	315,754
8,613	Grupo Cibest SA, ADR	447,359
33,752	Interconexion Electrica SA ESP	201,339
		964,452
	Czech Republic — 0.1%
10,002	CEZ AS	621,710
5,901	Komercni Banka AS	296,117
20,057	Moneta Money Bank AS 144A	160,223
		1,078,050
	Greece — 0.9%
532,873	Eurobank Ergasias Services & Holdings SA	2,054,944
97,120	Jumbo SA	3,334,469
106,354	National Bank of Greece SA	1,545,203
36,979	OPAP SA	863,358
245,703	Piraeus Financial Holdings SA	2,082,689
		9,880,663
	Hong Kong — 0.5%
14,000	Orient Overseas International Ltd.	227,263
1,924,000	Sino Biopharmaceutical Ltd.	2,012,925
3,155,500	WH Group Ltd. 144A	3,418,959
16,000	Zijin Gold International Co. Ltd.*	248,008
		5,907,155
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Hungary — 0.6%
32,435	MOL Hungarian Oil & Gas PLC	263,956
47,981	OTP Bank Nyrt	4,152,164
76,045	Richter Gedeon Nyrt	2,318,977
		6,735,097
	India — 13.6%
22,209	Ajanta Pharma Ltd.	600,519
3,754	Alkem Laboratories Ltd.	229,370
7,354	APL Apollo Tubes Ltd.	139,280
3,101	Apollo Hospitals Enterprise Ltd.	259,672
1,106,789	Ashok Leyland Ltd.	1,780,062
30,682	Aurobindo Pharma Ltd.	374,935
128,738	Axis Bank Ltd.	1,639,878
15,416	Bajaj Finance Ltd.	173,452
30,693	Bajaj Finserv Ltd.	691,717
530,910	Bank of Baroda	1,545,814
421,712	Bharat Electronics Ltd.	1,917,893
465,118	Bharat Petroleum Corp. Ltd.	1,775,582
185,896	Bharti Airtel Ltd.	3,942,416
435	Bosch Ltd.	187,617
23,268	Britannia Industries Ltd.	1,573,672
56,331	BSE Ltd.	1,297,427
1,206,277	Canara Bank	1,684,518
458,972	Cipla Ltd.	7,779,734
14,444	Coromandel International Ltd.	366,026
25,984	Cummins India Ltd.	1,149,528
136,344	Dr. Reddy's Laboratories Ltd., ADR(a)	1,906,089
12,421	Eicher Motors Ltd.	980,656
39,622	Emami Ltd.	239,614
16,583	Fortis Healthcare Ltd.	181,129
652,823	GAIL India Ltd.	1,296,106
21,100	Glenmark Pharmaceuticals Ltd.	463,403
20,767	Grasim Industries Ltd.	647,648
94,546	Great Eastern Shipping Co. Ltd.	1,057,282
137,469	HCL Technologies Ltd.	2,145,748
9,433	HDFC Asset Management Co. Ltd. 144A	586,875
1,823,388	HDFC Bank Ltd.	19,560,778
3,548	HDFC Bank Ltd., ADR	121,200
69,850	HDFC Life Insurance Co. Ltd. 144A	594,194
29,638	Hero MotoCorp Ltd.	1,827,074
260,047	Hindalco Industries Ltd.	2,237,625
36,654	Hindustan Aeronautics Ltd.	1,959,627
342,366	Hindustan Petroleum Corp. Ltd.	1,702,985
74,168	Hindustan Unilever Ltd.	2,101,943
25,731	Hyundai Motor India Ltd.	749,134
124,002	ICICI Bank Ltd.	1,883,868
143,009	ICICI Bank Ltd., ADR	4,323,162
87,904	ICICI Prudential Life Insurance Co. Ltd. 144A	589,071
47,534	Indian Hotels Co. Ltd.	385,834
18See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	India — continued
928,713	Indian Oil Corp. Ltd.	1,565,624
763,624	Indraprastha Gas Ltd.	1,790,358
129,406	Indus Towers Ltd.*	501,876
182,793	Infosys Ltd.	2,969,939
308,480	Infosys Ltd., ADR(a)	5,018,970
19,127	InterGlobe Aviation Ltd. 144A	1,204,421
13,137	Jindal Stainless Ltd.	109,933
74,457	Kfin Technologies Ltd.	887,224
147,545	Kotak Mahindra Bank Ltd.	3,316,860
2,248	Larsen & Toubro Ltd.	92,800
19,897	Laurus Labs Ltd. 144A	188,239
44,811	LIC Housing Finance Ltd.	285,151
77,817	Lupin Ltd.	1,678,361
98,553	Mahindra & Mahindra Ltd.	3,812,753
192,954	Marico Ltd.	1,514,707
1,657	Maruti Suzuki India Ltd.	299,250
29,489	Mphasis Ltd.	879,667
61	MRF Ltd.	100,309
1,256	Multi Commodity Exchange of India Ltd.	110,423
47,444	Muthoot Finance Ltd.	1,645,789
272,959	National Aluminium Co. Ltd.	659,273
1,742,604	NMDC Ltd.	1,502,990
34,260	Oil & Natural Gas Corp. Ltd.	92,433
8,305	Oracle Financial Services Software Ltd.	785,754
994	Page Industries Ltd.	456,201
59,417	PB Fintech Ltd.*	1,138,368
8,178	Persistent Systems Ltd.	443,860
372,269	Petronet LNG Ltd.	1,169,567
14,310	PI Industries Ltd.	565,703
32,502	Pidilite Industries Ltd.	536,534
14,096	Polycab India Ltd.	1,156,717
114,502	Power Finance Corp. Ltd.	530,155
505,295	Power Grid Corp. of India Ltd.	1,595,751
1,256,711	Punjab National Bank	1,600,811
3,342	Radico Khaitan Ltd.	108,670
202,173	REC Ltd.	846,821
550,391	Reliance Industries Ltd.	8,455,275
286	Shree Cement Ltd.	94,830
164,381	Shriram Finance Ltd.	1,143,870
6,345	Solar Industries India Ltd.	954,014
15,786	SRF Ltd.	502,016
126,689	Sun Pharmaceutical Industries Ltd.	2,280,120
37,482	Sun TV Network Ltd.	222,472
143,871	Syngene International Ltd. 144A	1,007,792
113,446	Tata Consultancy Services Ltd.	3,693,851
281,529	Tata Motors Ltd.	2,164,211
239,809	Tata Steel Ltd.	456,586
91,398	Tech Mahindra Ltd.	1,438,054
15,915	Torrent Pharmaceuticals Ltd.	644,388
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	India — continued
37,968	TVS Motor Co. Ltd.	1,473,584
847,762	Union Bank of India Ltd.	1,325,273
20,645	United Spirits Ltd.	310,458
461,694	UPL Ltd.	3,421,544
640,620	Wipro Ltd.	1,724,698
132,104	Zydus Lifesciences Ltd.	1,462,553
		150,588,008
	Indonesia — 1.2%
1,419,300	Aneka Tambang Tbk. PT	269,126
3,748,500	Astra International Tbk. PT	1,298,985
8,915,500	Bank Central Asia Tbk. PT	4,079,249
2,910,200	Bank Mandiri Persero Tbk. PT	768,369
411,100	Bank Negara Indonesia Persero Tbk. PT	101,141
18,052,899	Bank Rakyat Indonesia Persero Tbk. PT	4,224,801
71,718,700	GoTo Gojek Tokopedia Tbk. PT*	232,392
179,600	Indofood CBP Sukses Makmur Tbk. PT	102,113
3,976,500	Kalbe Farma Tbk. PT	269,634
7,054,900	Perusahaan Gas Negara Tbk. PT	715,438
847,800	United Tractors Tbk. PT	1,362,127
		13,423,375
	Italy — 0.2%
46,542	Coca-Cola HBC AG	2,195,507
	Japan — 0.2%
104,800	Nexon Co. Ltd.	2,304,131
	Kazakhstan — 0.3%
36,760	Kaspi.KZ JSC, ADR	3,002,557
	Kuwait — 0.5%
983,505	Kuwait Finance House KSCP	2,558,948
714,078	National Bank of Kuwait SAKP	2,479,583
		5,038,531
	Luxembourg — 0.0%
3,636	Reinet Investments SCA	106,430
	Macau — 0.4%
738,000	Galaxy Entertainment Group Ltd.	4,067,328
	Malaysia — 0.9%
1,134,500	AMMB Holdings Bhd.	1,523,090
320,300	Axiata Group Bhd.	203,969
139,400	Hong Leong Bank Bhd.	679,693
274,600	Malayan Banking Bhd.	646,617
273,700	MISC Bhd.	474,756
83,300	Petronas Dagangan Bhd.	454,058
20See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Malaysia — continued
60,400	PPB Group Bhd.	146,389
936,400	RHB Bank Bhd.	1,468,514
515,300	SD Guthrie Bhd.	639,151
1,023,400	Sime Darby Bhd.	554,438
723,100	Telekom Malaysia Bhd.	1,216,478
593,200	Tenaga Nasional Bhd.	1,863,396
312,960	YTL Corp. Bhd.	206,731
		10,077,280
	Mexico — 3.0%
266,000	Alfa SAB de CV Class A	213,148
73,845	America Movil SAB de CV, ADR(a)	1,550,745
379,280	Arca Continental SAB de CV(a)	3,979,518
135,341	Cemex SAB de CV, ADR	1,216,716
40,891	Coca-Cola Femsa SAB de CV, ADR	3,398,042
309,671	Credito Real SAB de CV SOFOM ER*(b)(c)	—
72,215	Fomento Economico Mexicano SAB de CV, ADR	7,122,565
5,315	Gruma SAB de CV Class B (a)	98,861
35,900	Grupo Aeroportuario del Centro Norte SAB de CV(a)	462,876
519,945	Grupo Financiero Banorte SAB de CV Class O	5,216,609
263,900	Grupo Mexico SAB de CV(a)	2,294,019
26,800	Industrias Penoles SAB de CV*(a)	1,196,158
217,900	Kimberly-Clark de Mexico SAB de CV Class A (a)	458,324
57,765	Promotora y Operadora de Infraestructura SAB de CV(a)	789,883
6,329	Southern Copper Corp.	768,087
162,906	Unifin Financiera SAB de CV*(b)(c)	—
1,555,486	Wal-Mart de Mexico SAB de CV	4,800,731
		33,566,282
	Netherlands — 0.3%
53,827	Heineken Holding NV	3,690,446
	Panama — 0.2%
18,676	Copa Holdings SA Class A	2,219,082
	Peru — 0.7%
13,393	Cia de Minas Buenaventura SAA, ADR	325,852
28,859	Credicorp Ltd.	7,684,574
		8,010,426
	Philippines — 0.2%
19,640	Ayala Corp.	162,924
136,270	Bank of the Philippine Islands	269,262
24,223	BDO Unibank, Inc.	55,313
29,090	GT Capital Holdings, Inc.	287,651
81,310	International Container Terminal Services, Inc.	658,863
57,130	Metropolitan Bank & Trust Co.	66,750
542,920	Universal Robina Corp.	661,392
		2,162,155
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Poland — 0.6%
32,802	Alior Bank SA	927,681
231,094	Allegro.eu SA* 144A	2,267,401
9,265	Asseco Poland SA	511,793
2,594	Bank Polska Kasa Opieki SA	124,915
1,826	CD Projekt SA	136,150
38,461	PGE Polska Grupa Energetyczna SA*	113,861
54,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,049,084
104,535	Powszechny Zaklad Ubezpieczen SA	1,566,361
44,907	Tauron Polska Energia SA*	112,594
9,262	XTB SA 144A	183,307
23,237	Zabka Group SA*(a)	150,201
		7,143,348
	Portugal — 0.3%
143,753	Jeronimo Martins SGPS SA	3,496,432
	Qatar — 0.4%
258,117	Al Rayan Bank	168,723
295,427	Barwa Real Estate Co.	216,560
160,227	Ooredoo QPSC	601,566
233,868	Qatar Islamic Bank QPSC	1,535,140
354,418	Qatar National Bank QPSC	1,808,593
		4,330,582
	Russia — 0.0%
214,920	Evraz PLC*(b)(c)(d)	—
7,610	Gazprom Neft PJSC(b)(c)(d)	—
1,043,282	Gazprom PJSC*(b)(c)(d)	—
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	—
1,645,900	GMK Norilskiy Nickel PAO*(b)(c)(d)	—
5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	—
44,258	LSR Group PJSC*(b)(c)(d)	—
136,755	LUKOIL PJSC*(b)(c)(d)	—
8,543	Magnit PJSC*(b)(c)(d)	—
984,659	Magnitogorsk Iron & Steel Works PJSC(b)(c)(d)	—
9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	—
126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	—
154,250	Novatek PJSC(b)(c)(d)	—
1,715,500	Novolipetsk Steel PJSC*(b)(c)(d)	—
5,323	PhosAgro PJSC(b)(c)(d)(f)	—
103	PhosAgro PJSC*(b)(c)(d)(e)(f)	—
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	—
250,620	Polyus PJSC*(b)(c)(d)(e)	—
1	Polyus PJSC, GDR*(b)(c)(d)(e)	—
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	—
5,496,180	Sberbank of Russia PJSC*(b)(c)(d)	—
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	—
25,625,090	Surgutneftegas PAO*(b)(c)(d)	—
598,704	Tatneft PJSC(b)(c)(d)	—
22See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	—
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	—
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	—
		0
	Saudi Arabia — 2.2%
83,133	Al Rajhi Bank	2,376,369
274,566	Arab National Bank	1,809,110
4,736	Astra Industrial Group Co.	175,538
343,537	Banque Saudi Fransi	1,635,149
13,875	Co. for Cooperative Insurance	503,173
106,423	Etihad Etisalat Co.	1,916,931
46,524	Jarir Marketing Co.	173,060
74,676	Mobile Telecommunications Co. Saudi Arabia	222,224
7,747	Mouwasat Medical Services Co.	152,143
9,901	Nahdi Medical Co.	314,175
271,765	Riyad Bank	1,971,097
57,601	SABIC Agri-Nutrients Co.	1,830,846
31,043	Saudi Arabian Mining Co.*	529,772
435,073	Saudi Arabian Oil Co. 144A	2,856,247
205,892	Saudi Awwal Bank	1,761,244
211,564	Saudi Investment Bank	804,464
232,474	Saudi National Bank	2,428,759
175,198	Saudi Telecom Co.	2,059,284
58,483	Yanbu National Petrochemical Co.	544,877
		24,064,462
	Singapore — 0.3%
17,751	Sea Ltd., ADR*	3,172,636
	South Africa — 2.6%
40,245	Absa Group Ltd.	422,430
19,983	AVI Ltd.	114,576
143,357	Bid Corp. Ltd.(a)	3,591,715
2,649	Capitec Bank Holdings Ltd.	533,408
111,508	Clicks Group Ltd.	2,277,924
28,656	Discovery Ltd.	327,212
4,529	Exxaro Resources Ltd.	47,300
96,231	Gold Fields Ltd., ADR	4,037,853
247,664	Growthpoint Properties Ltd., REIT	211,453
25,106	Harmony Gold Mining Co. Ltd.	458,187
27,655	Impala Platinum Holdings Ltd.	353,532
150,231	Investec Ltd.	1,115,641
65,496	Kumba Iron Ore Ltd.(a)	1,233,234
688,077	Momentum Group Ltd.	1,307,755
111,050	MTN Group Ltd.	933,329
11,065	Naspers Ltd. Class N	4,011,479
924,778	Old Mutual Ltd.	715,594
126,864	OUTsurance Group Ltd.	527,237
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	South Africa — continued
152,878	Pepkor Holdings Ltd. 144A	215,416
1,105,725	Redefine Properties Ltd., REIT	318,531
400,384	Sanlam Ltd.	1,939,898
44,428	Sasol Ltd.*	276,727
54,660	Sibanye Stillwater Ltd.*	156,162
224,016	Standard Bank Group Ltd.	3,069,418
85,456	Vodacom Group Ltd.	660,219
		28,856,230
	South Korea — 9.5%
1,875	Alteogen, Inc.*	612,059
28,051	Coupang, Inc.*	903,242
13,272	Coway Co. Ltd.	931,750
10,937	DB HiTek Co. Ltd.	442,765
20,282	DB Insurance Co. Ltd.	2,002,108
15,182	Doosan Bobcat, Inc.	600,550
3,717	Ecopro BM Co. Ltd.*	299,363
39,843	Hana Financial Group, Inc.	2,476,255
1,821	Hanjin Kal Corp.	130,438
94,254	Hankook Tire & Technology Co. Ltd.	2,576,274
2,380	Hanwha Aerospace Co. Ltd.	1,877,809
8,386	Hanwha Ocean Co. Ltd.*	659,261
5,628	Hanwha Systems Co. Ltd.	238,670
3,355	HD Hyundai Co. Ltd.	371,595
2,850	HD Hyundai Heavy Industries Co. Ltd.	1,046,114
3,232	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	946,760
4,319	HL Mando Co. Ltd.	103,431
513	Hyosung Heavy Industries Corp.	489,947
21,174	Hyundai Glovis Co. Ltd.	2,496,119
27,089	Hyundai Mobis Co. Ltd.	5,763,206
14,513	Hyundai Rotem Co. Ltd.	2,265,313
9,374	Hyundai Steel Co.	226,825
7,886	Industrial Bank of Korea	109,377
11,312	Kakao Corp.	480,521
67,167	KB Financial Group, Inc.	5,529,232
33,599	Kia Corp.	2,411,475
15,385	Korea Investment Holdings Co. Ltd.	1,589,983
22,174	Korean Air Lines Co. Ltd.	359,544
1,472	Krafton, Inc.*	306,874
62,283	KT Corp., ADR	1,214,519
7,103	LEENO Industrial, Inc.	260,721
3,764	LG Chem Ltd.	745,798
7,481	LG Corp.	383,901
23,797	LG Display Co. Ltd.*	244,407
3,123	LG Electronics, Inc.	168,275
111,564	LG Uplus Corp.	1,220,561
8,743	NAVER Corp.	1,673,137
18,284	Netmarble Corp. 144A	804,050
6,903	NH Investment & Securities Co. Ltd.	95,546
24See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
2,131	PharmaResearch Co. Ltd.	912,819
3,992	Samsung C&T Corp.	525,229
626,144	Samsung Electronics Co. Ltd.	37,442,345
50,752	Samsung Heavy Industries Co. Ltd.*	792,180
55,300	Shinhan Financial Group Co. Ltd.	2,790,521
5,415	SK Biopharmaceuticals Co. Ltd.*	391,348
54,065	SK Hynix, Inc.	13,390,533
5,102	SK Innovation Co. Ltd.	365,455
7,106	SK Square Co. Ltd.*	1,020,533
2,790	SK, Inc.	417,590
120,714	Woori Financial Group, Inc.	2,232,656
		105,338,984
	Taiwan — 16.1%
49,000	Accton Technology Corp.	1,680,064
339,792	Advantech Co. Ltd.	3,556,455
715,000	Asia Cement Corp.	894,982
52,000	Asia Vital Components Co. Ltd.	1,673,732
2,000	ASPEED Technology, Inc.	331,387
116,000	Asustek Computer, Inc.	2,553,842
1,781,000	AUO Corp.	797,646
10,059	Bizlink Holding, Inc.	339,943
54,000	Catcher Technology Co. Ltd.	323,348
1,203,000	Cathay Financial Holding Co. Ltd.	2,589,304
1,399,000	China Airlines Ltd.	957,056
112,000	Chroma ATE, Inc.	2,127,699
3,035,000	Compal Electronics, Inc.	3,226,393
62,000	Compeq Manufacturing Co. Ltd.	149,314
1,193,000	CTBC Financial Holding Co. Ltd.	1,679,234
195,000	Delta Electronics, Inc.	5,463,941
920,123	E.Sun Financial Holding Co. Ltd.	1,006,828
134,000	Elan Microelectronics Corp.	571,560
22,000	Elite Material Co. Ltd.	884,244
1,035,000	Eva Airways Corp.	1,293,835
234,000	Evergreen Marine Corp. Taiwan Ltd.	1,374,303
376,000	Far Eastern New Century Corp.	342,962
88,000	Foxconn Technology Co. Ltd.	202,979
147,600	Fubon Financial Holding Co. Ltd.	427,623
12,000	Genius Electronic Optical Co. Ltd.	168,515
28,000	Gigabyte Technology Co. Ltd.	274,690
1,128,000	Hon Hai Precision Industry Co. Ltd.	7,994,225
2,000	International Games System Co. Ltd.	51,644
1,239,270	KGI Financial Holding Co. Ltd.	607,884
9,000	King Slide Works Co. Ltd.	971,520
3,000	Largan Precision Co. Ltd.	231,314
81,000	Lite-On Technology Corp.	458,445
176,000	MediaTek, Inc.	7,593,674
12,000	Novatek Microelectronics Corp.	167,924
461,000	Pegatron Corp.	1,070,897
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
21,084	PharmaEssentia Corp.	356,265
14,000	Phison Electronics Corp.	324,299
1,355,000	Pou Chen Corp.	1,282,622
291,998	President Chain Store Corp.	2,375,993
461,000	Primax Electronics Ltd.	1,188,877
10,000	Quanta Computer, Inc.	95,151
199,000	Radiant Opto-Electronics Corp.	936,955
107,000	Realtek Semiconductor Corp.	1,930,901
17,000	Simplo Technology Co. Ltd.	206,378
131,000	Sitronix Technology Corp.	932,706
564,980	Taiwan Business Bank	291,963
2,534,924	Taiwan Semiconductor Manufacturing Co. Ltd.	108,539,793
1,574,000	TS Financial Holding Co. Ltd.	929,589
39,000	Voltronic Power Technology Corp.	1,186,200
159,000	Wan Hai Lines Ltd.	387,614
663,000	Winbond Electronics Corp.*	740,703
5,000	Wiwynn Corp.	543,835
164,000	WNC Corp.	626,878
374,000	Yang Ming Marine Transport Corp.	650,371
538,550	Yuanta Financial Holding Co. Ltd.	615,804
192,000	Zhen Ding Technology Holding Ltd.	1,045,738
		179,228,041
	Thailand — 1.3%
166,200	Advanced Info Service PCL, NVDR	1,492,492
615,900	Bangkok Bank PCL, NVDR	2,831,943
106,900	Bumrungrad Hospital PCL, NVDR	578,952
2,180,800	Charoen Pokphand Foods PCL, NVDR	1,500,751
160,800	CP Axtra PCL, NVDR	111,649
87,300	Delta Electronics Thailand PCL, NVDR	427,003
340,700	Gulf Development PCL, NVDR*	457,351
2,056,000	Indorama Ventures PCL, NVDR	1,421,213
42,600	Kasikornbank PCL Class F	219,540
1,890,400	Krung Thai Bank PCL, NVDR	1,446,750
59,500	SCB X PCL, NVDR	235,943
610,000	SCB X PCL Class F	2,400,093
389,100	Thai Union Group PCL, NVDR	153,695
248,700	Thanachart Capital PCL, NVDR	385,656
16,963,200	TMBThanachart Bank PCL, NVDR	994,602
		14,657,633
	Turkey — 0.5%
739,244	Akbank TAS	1,114,719
359,903	Aselsan Elektronik Sanayi Ve Ticaret AS	1,860,948
83,386	Haci Omer Sabanci Holding AS	174,070
196,416	Turk Hava Yollari AO	1,487,982
54,168	Turkcell Iletisim Hizmetleri AS	127,472
3,091,915	Turkiye Is Bankasi AS Class C	1,052,190
		5,817,381
26See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United Arab Emirates — 0.9%
414,431	Abu Dhabi Commercial Bank PJSC	1,645,087
215,276	Abu Dhabi Islamic Bank PJSC	1,276,535
334,749	Aldar Properties PJSC	863,986
89,020	Dubai Islamic Bank PJSC	232,184
77,457	Emaar Development PJSC	283,636
771,468	Emaar Properties PJSC	2,740,990
146,062	Emirates NBD Bank PJSC	966,324
38,612	Emirates Telecommunications Group Co. PJSC	198,053
308,584	First Abu Dhabi Bank PJSC	1,313,981
		9,520,776
	United Kingdom — 0.3%
19,628	Anglogold Ashanti PLC	1,380,621
33,458	Unilever PLC	1,981,885
		3,362,506
	United States — 0.4%
47,065	Cognizant Technology Solutions Corp. Class A	3,156,650
13,772	Globant SA*	790,237
35,432	JBS NV, BDR*	529,529
		4,476,416
	Vietnam — 0.6%
522,000	Mobile World Investment Corp.	1,534,771
1,455,630	Vietnam Dairy Products JSC	3,304,870
1,215,800	Vietnam Prosperity JSC Bank	1,430,786
		6,270,427
	Zambia — 0.4%
203,100	First Quantum Minerals Ltd.*	4,595,075
	TOTAL COMMON STOCKS (COST $960,527,571)	1,055,413,725
	PREFERRED STOCKS — 2.1%
	Brazil — 1.8%
556,700	Banco Bradesco SA, 8.71%	1,849,203
8,200	Centrais Eletricas Brasileiras SA, 6.97%	85,410
2,310,500	Cia Energetica de Minas Gerais, 13.13%	4,837,449
359,500	Gerdau SA, 3.85%	1,121,254
667,480	Itau Unibanco Holding SA, 6.71%	4,896,854
2,302,837	Itausa SA, 8.88%	4,959,777
354,900	Petroleo Brasileiro SA, 9.59%	2,096,526
		19,846,473
	India — 0.0%
151,872	TVS Motor Co. Ltd., 6.00%*(c)	17,105
	South Korea — 0.3%
2,869	Hyundai Motor Co., 7.87%, Second-Preferred Stock	340,464
1,854	Hyundai Motor Co., 8.00%	215,522
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
57,801	Samsung Electronics Co. Ltd., 2.19%	2,735,459
		3,291,445
	TOTAL PREFERRED STOCKS (COST $20,186,448)	23,155,023

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
5,249,372	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(g)(h)	5,249,372
	TOTAL SHORT-TERM INVESTMENT (COST $5,249,372)	5,249,372
	TOTAL INVESTMENTS — 97.6% (Cost $985,963,391)	1,083,818,120
	Other Assets and Liabilities (net) — 2.4%	26,807,971
	NET ASSETS — 100.0%	$1,110,626,091

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $17,105 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2025 was $85,883,964.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2025 was $85,541,075.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of September 30, 2025.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $50,269,993 which represents 4.5% of net assets.

28See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
463	MSCI Emerging Markets E-mini Index	Dec 2025	$31,477,055	$448,849

Abbreviations
ADR	—	American Depository Receipt
BDR	—	Brazilian Depositary Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	22.4
Technology	20.9
Communications	16.7
Consumer, Cyclical	10.5
Consumer, Non-cyclical	9.8
Industrial	7.1
Basic Materials	5.3
Energy	2.6
Utilities	1.6
Diversified	0.2
Short-Term Investment	0.5
Other Assets and Liabilities (net)	2.4
100.0%
30See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.3%
	Australia — 2.8%
620,761	AGL Energy Ltd.(a)	3,640,972
13,757	Ampol Ltd.	272,703
32,330	Aristocrat Leisure Ltd.	1,499,441
1,234,995	Aurizon Holdings Ltd.	2,610,992
21,367	Austal Ltd.*	109,606
681,000	Bank of Queensland Ltd.	3,272,161
58,726	BHP Group Ltd. Class DI (a)	1,623,099
33,754	BlueScope Steel Ltd.	507,586
77,550	Brambles Ltd.	1,274,627
26,892	Capricorn Metals Ltd.*	235,794
6,513	Codan Ltd.	127,423
29,724	Computershare Ltd.	714,898
41,228	Downer EDI Ltd.	201,377
111,792	Evolution Mining Ltd.	802,396
59,296	Genesis Minerals Ltd.*	231,468
2,134,545	Glencore PLC*	9,816,325
105,055	GPT Group, REIT	373,887
317,600	Harvey Norman Holdings Ltd.	1,553,411
1,256,900	Helia Group Ltd.	4,814,799
6,017	Megaport Ltd.*	62,887
475,600	Metcash Ltd.	1,197,774
7,413	Netwealth Group Ltd.	144,392
539,561	Northern Star Resources Ltd.	8,485,704
352,271	OceanaGold Corp.	7,521,900
1,206,200	Perenti Ltd.	2,246,339
1,457,559	Perseus Mining Ltd.	4,733,385
3,193	Pro Medicus Ltd.	652,391
771,765	Qantas Airways Ltd.	5,585,439
406,700	QBE Insurance Group Ltd.	5,549,836
101,704	Ramelius Resources Ltd.	261,529
2,968	REA Group Ltd.(a)	454,505
24,966	Regis Resources Ltd.	99,443
84,200	Rio Tinto Ltd.	6,809,705
174,138	Rio Tinto PLC, ADR	11,494,849
20,707	SEEK Ltd.	391,259
499,627	Super Retail Group Ltd.(a)	5,384,136
16,240	Technology One Ltd.	413,947
334,054	Telstra Group Ltd.	1,067,120
171,752	Transurban Group	1,570,835
384,666	Vault Minerals Ltd.*	168,259
51,401	Ventia Services Group Pty. Ltd.	174,077
63,609	Wesfarmers Ltd.	3,879,274
34,296	West African Resources Ltd.*(b)	69,098
43,777	Westgold Resources Ltd.	129,979
48,429	Whitehaven Coal Ltd.(a)	211,515
11,171	WiseTech Global Ltd.	668,173
287,430	Woodside Energy Group Ltd.(a)	4,387,081
70,200	Woolworths Group Ltd.	1,242,218
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Australia — continued
29,210	Worley Ltd.	271,993
		109,012,007
	Austria — 0.5%
50,522	ANDRITZ AG	3,555,864
5,427	BAWAG Group AG 144A	714,193
131,551	Erste Group Bank AG(c)	12,860,423
2,891	Erste Group Bank AG(c)	282,885
2,170	EVN AG	59,664
45,338	OMV AG	2,419,621
9,905	Raiffeisen Bank International AG	341,470
4,906	UNIQA Insurance Group AG	72,864
1,416	Vienna Insurance Group AG Wiener Versicherung Gruppe	77,949
6,280	voestalpine AG	224,174
		20,609,107
	Belgium — 0.2%
31,200	Ageas SA	2,159,273
1,225	D'ieteren Group	229,148
4,396	Groupe Bruxelles Lambert NV	392,821
12,314	KBC Group NV	1,467,875
21,907	Proximus SADP	191,511
62,000	Solvay SA	1,968,407
6,816	Umicore SA	121,013
		6,530,048
	Brazil — 0.8%
177,983	Petroleo Brasileiro SA, Preferred ADR	2,103,759
224,600	Vale SA	2,428,382
72,497	Wheaton Precious Metals Corp.(c)	8,108,064
153,519	Wheaton Precious Metals Corp.(c)	17,183,448
31,200	Yara International ASA	1,140,083
		30,963,736
	Burkina Faso — 0.0%
35,221	IAMGOLD Corp.*	455,134
	Cambodia — 0.0%
1,014,000	NagaCorp Ltd.	763,719
	Canada — 7.3%
107,260	Agnico Eagle Mines Ltd.(c)	18,069,386
86,290	Agnico Eagle Mines Ltd.(c)	14,545,042
9,431	Air Canada*(a)	119,023
25,065	Alamos Gold, Inc. Class A	873,870
10,859	Allied Gold Corp.*	189,802
4,731	Aritzia, Inc.*	286,227
10,931	Atco Ltd. Class I	395,791
27,595	Athabasca Oil Corp.*	132,085
74,661	B2Gold Corp.	369,572
32See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
1,246,848	Barrick Mining Corp.(c)	40,859,209
146,600	Barrick Mining Corp.(c)	4,816,074
9,723	BCE, Inc.	227,421
10,107	Brookfield Renewable Corp.	347,883
15,826	Canadian Apartment Properties REIT, REIT	462,928
77,900	Canadian Imperial Bank of Commerce(a)	6,226,289
32,470	Canadian National Railway Co.	3,061,921
41,389	Canadian Tire Corp. Ltd. Class A (a)	4,928,069
7,900	Canadian Utilities Ltd. Class A	221,034
8,994	CCL Industries, Inc. Class B	507,036
6,786	Celestica, Inc.*(c)	1,671,935
8,963	Celestica, Inc.*(c)	2,206,094
402,652	Centerra Gold, Inc.	4,314,749
13,140	CGI, Inc.	1,170,644
2,223	Constellation Software, Inc.	6,035,971
10,169	Descartes Systems Group, Inc.*	958,225
4,132	Docebo, Inc.*	112,928
16,434	Dollarama, Inc.	2,167,814
10,090	DPM Metals, Inc.(a)	223,715
18,250	Emera, Inc.	875,774
174,175	Empire Co. Ltd. Class A	6,252,725
143,300	Finning International, Inc.	6,658,290
21,767	First Majestic Silver Corp.(a)	267,355
2,312	FirstService Corp.	440,413
15,799	Fortuna Mining Corp.*(c)	141,559
12,790	Fortuna Mining Corp.*(a)(c)	114,535
43,110	Franco-Nevada Corp.(c)	9,609,650
148,596	Franco-Nevada Corp.(c)	33,082,207
23,573	Hudbay Minerals, Inc.	357,136
40,600	iA Financial Corp., Inc.	4,617,032
34,700	Imperial Oil Ltd.	3,147,041
31,700	Intact Financial Corp.	6,168,901
14,230	K92 Mining, Inc.*	172,020
1,584	Kinaxis, Inc.*	204,517
657,102	Kinross Gold Corp.	16,328,985
2,314	Linamar Corp.	124,132
4,363	Lundin Gold, Inc.(c)	282,745
1,571	Lundin Gold, Inc.(c)	102,143
8,744	Magna International, Inc.(c)	414,388
166,421	Magna International, Inc.(c)	7,885,027
173,000	Manulife Financial Corp.	5,391,174
95,700	Maple Leaf Foods, Inc.	2,476,755
67,325	New Gold, Inc.*(c)	482,414
469,695	New Gold, Inc.*(c)	3,372,410
2,811	North West Co., Inc.(a)	96,609
90,256	Nutrien Ltd.(a)(c)	5,301,583
29,385	Nutrien Ltd.(c)	1,725,193
3,549	Onex Corp.(a)	314,982
241,900	Open Text Corp.(a)(c)	9,043,868
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
14,973	Open Text Corp.(c)	559,691
9,558	OR Royalties, Inc.(c)	383,085
3,116	OR Royalties, Inc.(a)(c)	124,918
14,837	Pan American Silver Corp.	574,637
122,700	Power Corp. of Canada(a)	5,310,474
4,127	Precision Drilling Corp.*(a)	232,481
8,758	Quebecor, Inc. Class B	275,820
7,847	RioCan Real Estate Investment Trust, REIT	106,871
44,892	Rogers Communications, Inc. Class B	1,547,427
117,200	Russel Metals, Inc.(a)	3,510,778
39,532	Sandstorm Gold Ltd.(c)	494,931
53,432	Sandstorm Gold Ltd.(c)	668,969
15,151	Saputo, Inc.(a)	368,049
74,669	Shopify, Inc. Class A *(c)	11,096,560
680	Shopify, Inc. Class A *(c)	101,047
1,462	Sprott, Inc.	121,624
11,382	SSR Mining, Inc.*(a)	277,965
7,539	Stantec, Inc.	812,704
99,600	Suncor Energy, Inc.(c)	4,168,969
75,328	Suncor Energy, Inc.(c)	3,149,464
205,870	TC Energy Corp.(a)	11,196,049
13,815	TELUS Corp.(c)	217,640
16,489	TELUS Corp.(c)	260,032
4,851	Torex Gold Resources, Inc.*	201,654
4,947	Triple Flag Precious Metals Corp.	144,749
7,065	Wesdome Gold Mines Ltd.*	110,083
		286,968,971
	Chile — 0.0%
22,146	Antofagasta PLC	820,185
	China — 2.9%
277,500	3SBio, Inc. 144A	1,069,996
6,252,000	Agricultural Bank of China Ltd. Class H	4,218,678
200,700	Alibaba Group Holding Ltd.	4,565,819
47,150	Alibaba Group Holding Ltd., ADR	8,427,120
5,301,000	Bank of China Ltd. Class H	2,902,455
947,000	BOC Hong Kong Holdings Ltd.	4,447,507
984,500	Budweiser Brewing Co. APAC Ltd. 144A	1,047,717
488,000	China CITIC Bank Corp. Ltd. Class H	419,608
3,187,000	China Galaxy Securities Co. Ltd. Class H	4,849,890
1,323,600	China International Capital Corp. Ltd. Class H 144A	3,640,563
1,125,000	China Life Insurance Co. Ltd. Class H	3,195,530
824,000	China Medical System Holdings Ltd.	1,481,641
1,158,000	China National Building Material Co. Ltd. Class H	821,572
864,000	China Oilfield Services Ltd. Class H	741,803
29,500	China Resources Land Ltd.	115,188
224,800	China Resources Mixc Lifestyle Services Ltd. 144A	1,194,441
349,600	China Taiping Insurance Holdings Co. Ltd.	683,887
34See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
584,000	COSCO SHIPPING Ports Ltd.	427,094
771,600	Dongfang Electric Corp. Ltd. Class H	1,647,252
140,000	Fuyao Glass Industry Group Co. Ltd. Class H 144A	1,408,925
172,000	Haier Smart Home Co. Ltd. Class H	560,187
212,000	Hansoh Pharmaceutical Group Co. Ltd. 144A	982,561
119,900	Huaxin Cement Co. Ltd. Class H	241,791
10,135,000	Industrial & Commercial Bank of China Ltd. Class H	7,477,109
139,900	JD Health International, Inc.* 144A	1,195,742
1,450,500	JD Logistics, Inc.* 144A	2,442,233
89,018	Kanzhun Ltd., ADR*	2,079,461
370,500	Kingboard Holdings Ltd.	1,316,207
97,000	Li Ning Co. Ltd.	219,922
100	NetEase Cloud Music, Inc.* 144A	3,339
149,800	NetEase, Inc.	4,559,231
22,800	Pharmaron Beijing Co. Ltd. Class H 144A	83,342
1,028,500	Ping An Insurance Group Co. of China Ltd. Class H	7,012,740
172,000	Pop Mart International Group Ltd. 144A	5,898,103
164,590	Prosus NV	11,591,989
717,600	Sinopharm Group Co. Ltd. Class H	1,691,531
83,000	SITC International Holdings Co. Ltd.	319,608
978,000	Sunshine Insurance Group Co. Ltd. Class H	482,690
136,200	Tanwan, Inc.*	255,931
349,000	Weichai Power Co. Ltd. Class H	625,745
83,600	WuXi AppTec Co. Ltd. Class H 144A	1,275,425
759,500	Wuxi Biologics Cayman, Inc.* 144A	4,000,348
102,000	Xinyi Glass Holdings Ltd.	118,251
16,346	Xunlei Ltd., ADR*	156,431
2,395,700	Yangzijiang Shipbuilding Holdings Ltd.	6,262,418
328,000	Yuexiu Property Co. Ltd.	219,639
492,100	Zhejiang Leapmotor Technology Co. Ltd. Class H * 144A	4,196,550
		112,575,210
	Colombia — 0.0%
12,521	Aris Mining Corp.*	122,706
	Denmark — 0.9%
181	AP Moller - Maersk AS Class A	354,148
253	AP Moller - Maersk AS Class B	496,418
26,249	Carlsberg AS Class B	3,052,632
64,900	D/S Norden AS	2,357,845
223,676	Danske Bank AS	9,538,129
71,900	Dfds AS*	1,095,001
3,847	Genmab AS*	1,167,216
179,676	Genmab AS, ADR*	5,510,663
4,043	GN Store Nord AS*	68,351
8,545	ISS AS	270,629
33,297	Jyske Bank AS	3,710,848
2,926	NKT AS*	284,181
53,094	Novonesis Novozymes B Class B	3,251,932
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
6,640	Pandora AS	865,851
731	Per Aarsleff Holding AS	78,936
1,595	Ringkjoebing Landbobank AS	370,078
5,510	Rockwool AS Class B	204,778
602	Royal Unibrew AS	45,959
3,466	Sydbank AS	278,522
15,461	Tryg AS	392,561
53,240	Vestas Wind Systems AS	1,003,991
		34,398,669
	Finland — 0.6%
7,808	Elisa OYJ	409,729
19,312	Kone OYJ Class B	1,316,112
26,400	Konecranes OYJ	2,177,604
990,642	Nokia OYJ	4,747,973
526,374	Nordea Bank Abp(c)	8,635,688
93,935	Nordea Bank Abp(c)	1,542,471
4,824	Orion OYJ Class B	369,283
52,200	TietoEVRY OYJ(a)	944,559
70,800	Valmet OYJ(a)	2,352,613
28,649	Wartsila OYJ Abp	856,712
		23,352,744
	France — 8.1%
19,296	Air France-KLM*	259,037
67,900	Air Liquide SA	14,110,330
81,581	Airbus SE(c)	18,922,301
4,602	Airbus SE(c)	1,067,194
169,380	AXA SA	8,088,232
298,501	BNP Paribas SA(a)	27,122,616
70,155	Bollore SE	396,993
73,076	Bouygues SA	3,290,319
57,634	Capgemini SE	8,366,798
359,600	Carrefour SA	5,448,523
115,105	Cie de Saint-Gobain SA	12,396,864
77,000	Cie Generale des Etablissements Michelin SCA	2,763,106
9,810	Covivio SA, REIT	659,330
193,651	Credit Agricole SA	3,804,467
12,521	Dassault Aviation SA	4,187,084
372,460	Dassault Systemes SE	12,477,128
30,277	Edenred SE	718,625
21,700	Eiffage SA	2,771,578
120,717	Engie SA	2,589,334
64,347	EssilorLuxottica SA	20,867,728
42,955	Gecina SA, REIT	4,305,271
11,425	Getlink SE	210,226
21,000	Ipsen SA	2,803,079
48,500	IPSOS SA	2,157,546
156,756	Klepierre SA, REIT	6,107,683
36See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	France — continued
275,981	Legrand SA	45,593,432
23,120	L'Oreal SA	10,010,669
4,416	LVMH Moet Hennessy Louis Vuitton SE	2,700,770
125,400	Metropole Television SA(a)	1,880,122
1,843	Nexans SA	272,856
134,500	Orange SA	2,182,497
82,666	Pernod Ricard SA	8,114,452
35,500	Quadient SA	546,434
81,300	Rubis SCA	3,035,863
36,122	Safran SA	12,737,247
9,505	SCOR SE	335,051
34,444	Societe BIC SA	2,149,047
307,041	Societe Generale SA	20,333,172
15,100	Sopra Steria Group	2,870,736
219,200	Television Francaise 1 SA(a)	2,229,181
5,837	Thales SA	1,828,469
526,762	TotalEnergies SE	32,018,037
2,946	Vinci SA	408,290
26,812	Vivendi SE	94,449
360	VusionGroup	107,865
		315,340,031
	Georgia — 0.1%
45,361	Lion Finance Group PLC	4,671,645
4,128	TBC Bank Group PLC	252,580
		4,924,225
	Germany — 6.4%
27,273	adidas AG	5,749,011
25,019	Allianz SE	10,506,602
3,020	Aumovio SE*	124,623
5,717	Auto1 Group SE*	194,807
77,000	Bayer AG	2,554,109
53,100	Bayerische Motoren Werke AG	5,330,814
50,853	Beiersdorf AG	5,317,951
34,299	Bilfinger SE	3,776,233
189,830	Commerzbank AG	7,157,681
6,040	Continental AG	398,284
3,716	CTS Eventim AG & Co. KGaA	364,149
186,900	Daimler Truck Holding AG	7,690,653
219,400	Deutsche Bank AG	7,720,959
71,847	Deutsche Boerse AG	19,256,249
37,334	Deutsche Lufthansa AG	316,197
118,200	Deutsche Pfandbriefbank AG 144A	695,119
135,000	Deutsche Post AG	6,018,231
185,110	Deutsche Telekom AG	6,309,797
482,190	E.ON SE	9,073,669
35,900	Fresenius SE & Co. KGaA	1,999,450
16,997	GEA Group AG	1,255,207
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
45,100	HUGO BOSS AG	2,143,016
257,830	Infineon Technologies AG	10,057,946
1,621	IONOS Group SE*	75,711
9,857	K&S AG	133,656
59,393	Knorr-Bremse AG	5,572,473
13,078	Krones AG	1,905,464
85,400	Mercedes-Benz Group AG	5,365,446
10,995	MTU Aero Engines AG	5,050,085
26,320	Nemetschek SE	3,426,600
7,562	Nordex SE*	193,701
80,987	Puma SE	2,013,579
215	Rational AG	163,954
3,154	RENK Group AG	324,678
5,805	Rheinmetall AG	13,536,024
179,635	SAP SE	48,103,100
414,900	Schaeffler AG	2,766,605
4,235	Scout24 SE 144A	530,455
31,600	Siemens AG	8,510,194
140,881	Siemens Energy AG*	16,457,504
2,122	Stroeer SE & Co. KGaA	94,498
63,675	Symrise AG	5,539,533
25,000	Talanx AG	3,325,249
54,162	TeamViewer SE* 144A	551,444
30,280	thyssenkrupp AG	415,385
27,628	TUI AG*	251,328
57,700	United Internet AG	1,821,040
1,288	Volkswagen AG	141,881
274,460	Zalando SE* 144A	8,387,976
		248,668,320
	Greece — 0.1%
313,753	National Bank of Greece SA	4,558,477
	Guatemala — 0.0%
5,639	Millicom International Cellular SA	273,717
	Guernsey — 0.0%
134,265	Super Group SGHC Ltd.	1,772,298
	Hong Kong — 2.4%
1,181,200	AIA Group Ltd.	11,333,168
15,600	ASMPT Ltd.	164,513
439,500	CK Asset Holdings Ltd.	2,130,731
100,500	CLP Holdings Ltd.	832,505
454,000	Cowell e Holdings, Inc.*	2,275,718
19,012	Futu Holdings Ltd., ADR	3,306,377
163,000	Guotai Junan International Holdings Ltd.	94,066
105,000	Hang Lung Properties Ltd.	117,815
47,200	Hang Seng Bank Ltd.	718,883
38See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Hong Kong — continued
63,000	Henderson Land Development Co. Ltd.	222,189
233,000	HKT Trust & HKT Ltd.	344,990
576,900	Hong Kong Exchanges & Clearing Ltd.	32,773,354
333,900	Hongkong Land Holdings Ltd.	2,113,587
239,000	Hysan Development Co. Ltd.	488,420
7,600	Jardine Matheson Holdings Ltd.	478,800
6,500	Johnson Electric Holdings Ltd.	34,002
316,000	Kerry Properties Ltd.	846,414
635,500	Link REIT, REIT	3,267,184
34,000	Luk Fook Holdings International Ltd.	108,812
11,340	Melco Resorts & Entertainment Ltd., ADR*	103,988
85,500	MTR Corp. Ltd.	289,894
255,000	PCCW Ltd.	174,689
120,000	Power Assets Holdings Ltd.	760,064
121,119	Prudential PLC	1,697,418
2,564,000	Sino Biopharmaceutical Ltd.	2,682,505
410,000	Sun Hung Kai Properties Ltd.	4,911,316
26,000	Swire Pacific Ltd. Class A	220,387
496,500	Techtronic Industries Co. Ltd.	6,352,704
2,732,000	United Laboratories International Holdings Ltd.	5,274,104
2,847,000	Value Partners Group Ltd.	966,027
59,100	VTech Holdings Ltd.	476,270
7,335,500	WH Group Ltd. 144A	7,947,955
87,000	Wharf Real Estate Investment Co. Ltd.	257,185
379,500	Yue Yuen Industrial Holdings Ltd.	646,287
		94,412,321
	Hungary — 0.1%
223,400	MOL Hungarian Oil & Gas PLC	1,818,025
68,200	Richter Gedeon Nyrt	2,079,745
		3,897,770
	India — 0.3%
66,740	MakeMyTrip Ltd.*	6,246,864
3,195,400	NMDC Ltd.	2,756,022
768,300	Redington Ltd.	2,446,238
		11,449,124
	Indonesia — 0.0%
98,000	First Pacific Co. Ltd.	82,250
	Ireland — 1.1%
2,629,624	AIB Group PLC	23,837,865
1,189,228	Bank of Ireland Group PLC	19,583,757
		43,421,622
	Israel — 0.6%
209,233	Bank Hapoalim BM	4,263,831
316,972	Bank Leumi Le-Israel BM	6,264,599
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	243,344
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Israel — continued
2,848	Clal Insurance Enterprises Holdings Ltd.	146,301
426	Delek Group Ltd.	103,253
1,110	Elbit Systems Ltd.(c)	563,484
666	Elbit Systems Ltd.(c)	339,527
3,858	First International Bank of Israel Ltd.	276,898
5,479	Harel Insurance Investments & Financial Services Ltd.	185,093
10,400	ICL Group Ltd.(c)	64,688
31,673	ICL Group Ltd.(c)	198,466
233	Israel Corp. Ltd.	72,950
249,942	Israel Discount Bank Ltd. Class A	2,477,100
1,253	Menora Mivtachim Holdings Ltd.	123,271
47,047	Mizrahi Tefahot Bank Ltd.	3,103,236
3,162	Nice Ltd.*	467,097
1,390	Oddity Tech Ltd. Class A *	86,597
10,974	Phoenix Financial Ltd.	411,919
4,002	Plus500 Ltd.	173,484
11,682	Shufersal Ltd.	137,949
5,313	Tel Aviv Stock Exchange Ltd.	122,858
119,700	Teva Pharmaceutical Industries Ltd.*	2,333,489
2,928	Wix.com Ltd.*	520,101
		22,679,535
	Italy — 5.0%
1,334,600	A2A SpA	3,492,280
3,634	Banca Generali SpA	202,481
12,495	Banca Mediolanum SpA	250,322
90,944	Banca Monte dei Paschi di Siena SpA(a)	805,718
65,570	Banco BPM SpA	980,394
11,333	BFF Bank SpA* 144A	145,414
528,314	BPER Banca SpA	5,857,575
49,614	Coca-Cola HBC AG	2,340,422
134,600	Eni SpA	2,351,132
26,900	Ferrari NV	13,009,644
5,574	Fincantieri SpA*	146,315
37,346	FinecoBank Banca Fineco SpA	807,640
304,740	Generali	11,963,100
156,564	Infrastrutture Wireless Italiane SpA(a) 144A	1,841,466
7,260	Interpump Group SpA	332,519
4,545,801	Intesa Sanpaolo SpA	29,986,143
262,035	Iveco Group NV	5,651,340
615,606	Leonardo SpA	39,074,660
7,619	Lottomatica Group SpA	205,187
8,021	Maire SpA	118,751
173,500	Mediobanca Banca di Credito Finanziario SpA(a)	3,513,569
673,960	MFE-MediaForEurope NV Class A	2,516,667
20,606	Nexi SpA(a) 144A	116,605
501,000	Pirelli & C SpA 144A	3,410,782
262,370	Poste Italiane SpA 144A	6,224,268
16,278	Prysmian SpA	1,610,081
40See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
171,314	Ryanair Holdings PLC, ADR	10,316,529
590,445	Telecom Italia SpA*(a)	308,937
598,839	UniCredit SpA	45,363,393
167,357	Unipol Assicurazioni SpA	3,590,727
31,466	Webuild SpA(a)	130,735
		196,664,796
	Ivory Coast — 0.0%
33,800	Endeavour Mining PLC	1,420,115
	Japan — 19.0%
4,400	ABC-Mart, Inc.	87,398
129,400	Advantest Corp.	12,836,172
2,300	AEON REIT Investment Corp., REIT	2,019,907
184,100	AGC, Inc.	6,014,710
14,200	Aichi Steel Corp.	259,030
28,200	Aisin Corp.	488,824
39,300	Ajinomoto Co., Inc.	1,129,890
11,400	Alfresa Holdings Corp.	163,375
9,500	Alps Alpine Co. Ltd.(a)	120,708
14,300	ALSOK Co. Ltd.	108,060
32,500	Amada Co. Ltd.(a)	400,625
37,100	Amano Corp.	1,054,832
25,900	ANA Holdings, Inc.	501,743
65,100	Artience Co. Ltd.	1,379,714
11,000	Asahi Intecc Co. Ltd.	178,871
63,900	Asahi Kasei Corp.	503,853
55,800	Asics Corp.	1,462,962
134,500	Astellas Pharma, Inc.(a)	1,457,611
122,100	Bandai Namco Holdings, Inc.	4,071,791
151,300	BayCurrent, Inc.	8,912,957
60,900	Bic Camera, Inc.	674,628
16,900	BIPROGY, Inc.	690,945
238,000	Brother Industries Ltd.	3,994,197
7,700	Canon Marketing Japan, Inc.	312,254
123,200	Canon, Inc.	3,617,960
158,800	Capcom Co. Ltd.	4,325,777
162,500	Central Japan Railway Co.	4,668,636
775,294	Chiba Bank Ltd.	8,160,575
105,100	Chubu Electric Power Co., Inc.	1,464,931
2,800	Chudenko Corp.	74,700
15,400	Chugoku Electric Power Co., Inc.(a)	87,936
336,000	Citizen Watch Co. Ltd.(a)	2,281,938
114,200	Coca-Cola Bottlers Japan Holdings, Inc.	2,037,560
7,000	COMSYS Holdings Corp.	174,947
11,000	Cosmo Energy Holdings Co. Ltd.(a)	266,723
1,800	Cosmos Pharmaceutical Corp.	105,305
211,200	Credit Saison Co. Ltd.	5,648,779
114,200	CyberAgent, Inc.	1,373,323
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
447,500	Daicel Corp.(a)	4,089,117
21,200	Daifuku Co. Ltd.	680,852
194,900	Dai-ichi Life Holdings, Inc.	1,538,771
111,200	Daiichi Sankyo Co. Ltd.	2,496,042
21,500	Daikin Industries Ltd.(a)	2,486,508
58,900	Daiwa House Industry Co. Ltd.(a)	2,121,732
174,200	Daiwa Securities Group, Inc.(a)	1,418,394
100	DeNA Co. Ltd.(a)	1,571
11,600	Dentsu Group, Inc.	254,331
58,600	East Japan Railway Co.	1,436,381
13,700	Eisai Co. Ltd.(a)	461,506
99,200	Electric Power Development Co. Ltd.(a)	1,863,631
224,300	ENEOS Holdings, Inc.	1,427,495
11,400	EXEO Group, Inc.	165,344
93,200	Ezaki Glico Co. Ltd.	3,195,122
54,100	FANUC Corp.	1,561,257
27,400	Fast Retailing Co. Ltd.	8,356,272
121,000	Food & Life Cos. Ltd.	6,339,012
5,900	Fuji Corp.(a)	107,865
14,900	Fujikura Ltd.	1,458,371
41,600	Fukuoka Financial Group, Inc.	1,250,099
28,700	Futaba Industrial Co. Ltd.	186,948
2,300	GMO internet group, Inc.(a)	56,377
6,600	GungHo Online Entertainment, Inc.	120,930
12,500	Hakuhodo DY Holdings, Inc.	100,594
17,300	Hamamatsu Photonics KK	188,012
49,800	Hankyu Hanshin Holdings, Inc.	1,471,559
36,100	Hirose Electric Co. Ltd.	4,505,014
3,900	Hisamitsu Pharmaceutical Co., Inc.	108,746
57,000	Hokkaido Electric Power Co., Inc.(a)	418,377
751,400	Honda Motor Co. Ltd.(a)	7,789,507
34,200	Horiba Ltd.	2,903,937
8,000	Hoshizaki Corp.	300,965
21,400	Hoya Corp.	2,966,889
23,300	Ichinen Holdings Co. Ltd.	317,587
64,000	Idemitsu Kosan Co. Ltd.(a)	440,288
9,500	Iida Group Holdings Co. Ltd.(a)	151,906
477,000	Inpex Corp.	8,633,382
24,200	Internet Initiative Japan, Inc.	429,073
256,000	Isuzu Motors Ltd.	3,240,627
26,100	Iwatani Corp.	285,768
14,900	J Front Retailing Co. Ltd.	249,199
28,700	JAC Recruitment Co. Ltd.	210,462
8,400	Japan Airlines Co. Ltd.	169,667
3,900	Japan Airport Terminal Co. Ltd.(a)	124,723
171,600	Japan Exchange Group, Inc.	1,920,093
533,000	Japan Petroleum Exploration Co. Ltd.(a)	4,673,697
261,000	Japan Post Bank Co. Ltd.	3,206,720
1,056,400	Japan Post Holdings Co. Ltd.	10,515,002
42See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
265,000	Japan Post Insurance Co. Ltd.	7,523,750
21,700	Japan Securities Finance Co. Ltd.	273,739
13,400	JTEKT Corp.	133,424
34,000	JX Advanced Metals Corp.(a)	451,346
166,200	Kakaku.com, Inc.	2,857,310
120,400	Kamigumi Co. Ltd.(a)	3,662,097
64,900	Kanadevia Corp.	449,556
89,700	Kaneka Corp.(a)	2,555,829
239,700	Kanematsu Corp.(a)	5,057,421
45,200	Kansai Electric Power Co., Inc.	648,381
8,400	Kansai Paint Co. Ltd.(a)	137,161
92,200	Kao Corp.	4,027,370
15,900	Kato Sangyo Co. Ltd.	627,667
333,200	KDDI Corp.	5,325,650
6,300	Keio Corp.(a)	163,168
31,600	Keisei Electric Railway Co. Ltd.(a)	293,458
34,400	Keyence Corp.	12,852,978
44,100	Kikkoman Corp.(a)	374,754
31,900	Kintetsu Group Holdings Co. Ltd.(a)	665,929
29,200	Kioxia Holdings Corp.*	963,876
145,200	Kirin Holdings Co. Ltd.	2,131,029
92,500	Kitz Corp.	1,058,503
76,200	Kohnan Shoji Co. Ltd.	2,174,784
10,800	Koito Manufacturing Co. Ltd.(a)	163,954
86,300	Komatsu Ltd.	3,015,255
10,300	Konami Group Corp.	1,489,014
17,286	Kose Corp.	693,968
88,600	Kubota Corp.	1,117,661
61,300	Kuraray Co. Ltd.	707,076
5,200	Kurita Water Industries Ltd.	177,776
56,100	Kushikatsu Tanaka Holdings Co.	879,382
53,000	Kyocera Corp.	713,976
25,500	Kyowa Kirin Co. Ltd.	396,870
25,200	Kyushu Electric Power Co., Inc.(a)	252,452
8,500	Kyushu Railway Co.	225,558
211,800	Lasertec Corp.	29,120,080
7,600	Life Corp.	130,042
21,200	Lintec Corp.	522,518
82,000	Lion Corp.	857,562
219,500	Lixil Corp.(a)	2,705,014
925,800	LY Corp.	2,984,551
460,800	M3, Inc.(a)	7,444,688
34,600	Mabuchi Motor Co. Ltd.	606,791
133,600	Macnica Holdings, Inc.	1,857,201
600	Makino Milling Machine Co. Ltd.	46,559
13,600	Makita Corp.	442,574
197,600	Marubeni Corp.	4,947,861
31,900	Maruha Nichiro Corp.	741,097
135,800	Mazda Motor Corp.(a)	994,006
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
5,800	McDonald's Holdings Co. Japan Ltd.	243,884
870,300	Mebuki Financial Group, Inc.	5,575,907
11,700	Medipal Holdings Corp.	201,899
44,400	MEIJI Holdings Co. Ltd.	921,762
16,900	MISUMI Group, Inc.	263,939
559,000	Mitsubishi Chemical Group Corp.(a)	3,222,241
740,300	Mitsubishi Electric Corp.	19,063,283
73,500	Mitsubishi Gas Chemical Co., Inc.	1,315,122
280,300	Mitsubishi HC Capital, Inc.	2,320,254
35,600	Mitsubishi Motors Corp.(a)	96,904
75,300	Mitsui Fudosan Co. Ltd.	822,419
900	Mitsui Mining & Smelting Co. Ltd.	70,112
5,100	Miura Co. Ltd.	100,474
77,100	MIXI, Inc.	1,660,142
74,700	Mizuho Financial Group, Inc.	2,522,962
456,000	Mizuho Leasing Co. Ltd.	4,023,212
3,100	Modec, Inc.	173,592
210,600	MonotaRO Co. Ltd.	3,074,473
74,600	MS&AD Insurance Group Holdings, Inc.(a)	1,695,213
100,600	Nabtesco Corp.	2,281,270
11,500	Nagoya Railroad Co. Ltd.(a)	137,632
6,100	Nankai Electric Railway Co. Ltd.	115,239
562,400	NEC Corp.	18,046,610
245,600	Nexon Co. Ltd.	5,399,758
337,600	NGK Insulators Ltd.	5,668,004
67,600	NH Foods Ltd.	2,684,134
13,400	Nichirei Corp.	157,514
46,000	NIDEC Corp.	820,266
5,500	Nifco, Inc.(a)	166,469
28,700	Nikon Corp.(a)	335,224
66,800	Nintendo Co. Ltd.	5,791,881
27,000	Nippon Electric Glass Co. Ltd.	887,781
219,000	Nippon Express Holdings, Inc.	4,983,979
6,800	Nippon Gas Co. Ltd.	127,450
140,500	Nippon Shinyaku Co. Ltd.	3,170,847
128,100	Nippon Soda Co. Ltd.(a)	2,992,484
56,400	Nippon Yusen KK(a)	1,928,946
7,400	Nishi-Nippon Financial Holdings, Inc.	125,768
49,700	Nishi-Nippon Railroad Co. Ltd.(a)	786,632
8,700	Nissan Chemical Corp.	316,342
12,200	Nisshin Seifun Group, Inc.	150,017
54,600	Nisshinbo Holdings, Inc.	420,910
43,800	Nissin Foods Holdings Co. Ltd.(a)	826,264
27,000	Nitori Holdings Co. Ltd.(a)	521,681
388,800	Nitto Denko Corp.	9,258,961
5,900	Nojima Corp.	161,997
874,100	Nomura Holdings, Inc.	6,424,725
145,800	Nomura Research Institute Ltd.	5,600,592
3,700	NS Solutions Corp.(a)	90,392
44See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
21,800	NSK Ltd.(a)	112,834
10,214,200	NTT, Inc.	10,699,372
36,700	OBIC Business Consultants Co. Ltd.	2,261,367
129,000	Obic Co. Ltd.	4,501,920
28,200	Odakyu Electric Railway Co. Ltd.	317,831
10,700	Okinawa Electric Power Co., Inc.	73,393
288,400	Olympus Corp.	3,653,698
10,600	Omron Corp.(a)	292,122
203,500	Ono Pharmaceutical Co. Ltd.(a)	2,346,619
132,900	Oriental Land Co. Ltd.	3,209,901
390,000	ORIX Corp.	10,251,413
190,100	Osaka Gas Co. Ltd.	5,520,797
23,000	OSG Corp.	330,318
10,400	Otsuka Corp.	217,457
69,200	Otsuka Holdings Co. Ltd.	3,682,451
7,800	PAL GROUP Holdings Co. Ltd.	132,566
112,000	Pan Pacific International Holdings Corp.	739,412
531,500	Panasonic Holdings Corp.	5,794,190
7,000	Park24 Co. Ltd.	89,583
16,400	Penta-Ocean Construction Co. Ltd.	129,481
1,340,900	Persol Holdings Co. Ltd.	2,448,730
20,100	Raito Kogyo Co. Ltd.	438,924
185,100	Rakuten Bank Ltd.*	10,363,895
90,100	Rakuten Group, Inc.*	585,618
74,900	Recruit Holdings Co. Ltd.	4,038,519
492,400	Rengo Co. Ltd.(a)	3,117,072
2,186,000	Resona Holdings, Inc.	22,358,080
12,000	Resorttrust, Inc.	152,595
29,400	Ricoh Co. Ltd.(a)	260,088
16,400	Rinnai Corp.	389,331
393,400	Rohto Pharmaceutical Co. Ltd.	6,623,483
28,100	Round One Corp.	248,683
566,200	Ryohin Keikaku Co. Ltd.	11,290,646
29,500	San-In Godo Bank Ltd.(a)	275,055
331,500	Sankyo Co. Ltd.	5,772,098
45,500	Sankyu, Inc.	2,495,514
44,600	Sanrio Co. Ltd.(a)	2,099,161
295,600	Santen Pharmaceutical Co. Ltd.	3,281,553
18,200	Sanwa Holdings Corp.	522,025
29,600	Sanyo Chemical Industries Ltd.	825,758
55,700	SCREEN Holdings Co. Ltd.(a)	5,076,494
13,800	SCSK Corp.	413,855
21,100	Sega Sammy Holdings, Inc.	445,188
12,200	Seibu Holdings, Inc.	442,202
255,900	Seiko Epson Corp.	3,288,744
148,200	Sekisui Chemical Co. Ltd.	2,764,607
8,000	SHIFT, Inc.*	67,712
261,500	Shimadzu Corp.	6,613,417
4,300	Shimano, Inc.	483,326
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
88,900	Shin-Etsu Chemical Co. Ltd.	2,921,297
270,200	Shionogi & Co. Ltd.	4,741,330
18,300	Shiseido Co. Ltd.	313,127
17,000	Skylark Holdings Co. Ltd.(a)	352,121
3,300	SMC Corp.	1,015,127
10,500	Socionext, Inc.	198,361
693,300	SoftBank Corp.	1,021,982
227,500	Sojitz Corp.(a)	6,032,366
253,200	Sompo Holdings, Inc.	7,843,654
474,900	Square Enix Holdings Co. Ltd.	10,232,128
249,500	Subaru Corp.	5,118,902
88,600	Sugi Holdings Co. Ltd.	2,139,334
4,000	Sumitomo Bakelite Co. Ltd.	134,421
80,200	Sumitomo Chemical Co. Ltd.	253,115
231,200	Sumitomo Corp.	6,712,839
81,000	Sumitomo Mitsui Financial Group, Inc.	2,290,388
77,000	Sumitomo Mitsui Trust Group, Inc.	2,241,412
20,900	Sumitomo Osaka Cement Co. Ltd.(a)	550,503
36,500	Sumitomo Pharma Co. Ltd.*	422,870
17,900	Sumitomo Realty & Development Co. Ltd.	791,704
330,400	Sumitomo Rubber Industries Ltd.	4,023,593
5,300	Sumitomo Warehouse Co. Ltd.(a)	111,789
2,200	Sundrug Co. Ltd.	64,606
55,300	Suntory Beverage & Food Ltd.	1,731,811
4,200	Suzuken Co. Ltd.	165,429
380,500	Suzuki Motor Corp.	5,566,376
20,600	Sysmex Corp.	254,492
29,800	T&D Holdings, Inc.	730,850
6,500	Taiheiyo Cement Corp.	169,228
106,000	Taisei Corp.	7,299,455
93,700	Takeda Pharmaceutical Co. Ltd.	2,737,688
706,900	Terumo Corp.	11,693,515
6,600	THK Co. Ltd.	182,870
80,600	TIS, Inc.	2,665,473
50,400	Tobu Railway Co. Ltd.	901,286
70,600	Toho Co. Ltd.	4,541,423
4,600	Toho Gas Co. Ltd.(a)	141,970
29,900	Tohoku Electric Power Co., Inc.(a)	217,845
37,100	TOKAI Holdings Corp.(a)	261,510
13,000	Token Corp.	1,310,695
178,300	Tokuyama Corp.(a)	4,436,825
818,900	Tokyo Electric Power Co. Holdings, Inc.*	3,849,276
38,600	Tokyo Electron Ltd.	6,889,637
19,900	Tokyo Gas Co. Ltd.	709,304
17,400	Tokyo Metro Co. Ltd.(a)	199,643
43,100	Tokyo Ohka Kogyo Co. Ltd.	1,414,827
31,900	Tokyu Corp.(a)	389,664
14,800	Tomy Co. Ltd.(a)	320,683
74,500	Toray Industries, Inc.	476,859
46See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
2,900	Toridoll Holdings Corp.(a)	94,294
84,400	TOTO Ltd.	2,225,369
177,400	Toyo Suisan Kaisha Ltd.	12,702,746
111,300	Toyota Motor Corp.	2,147,472
35,400	Toyota Tsusho Corp.	983,247
32,300	Trend Micro, Inc.	1,771,541
210,600	TS Tech Co. Ltd.(a)	2,653,088
45,500	Tsubakimoto Chain Co.	662,081
10,500	Tsuruha Holdings, Inc.(a)	168,323
48,400	Ulvac, Inc.	2,113,496
466,500	Unicharm Corp.	3,030,505
173	United Urban Investment Corp., REIT	210,151
25,700	Valor Holdings Co. Ltd.	506,047
6,000	Visional, Inc.*	459,491
23,900	Warabeya Nichiyo Holdings Co. Ltd.	477,887
5,600	Welcia Holdings Co. Ltd.	102,380
14,200	West Japan Railway Co.	311,816
114,900	Yakult Honsha Co. Ltd.(a)	1,876,164
44,400	Yamada Holdings Co. Ltd.	145,931
11,700	Yamaguchi Financial Group, Inc.	142,799
83,700	Yamaha Corp.(a)	557,736
271,300	Yamaha Motor Co. Ltd.	2,039,090
47,000	Yamato Kogyo Co. Ltd.(a)	2,894,119
7,700	Yamazaki Baking Co. Ltd.	171,638
10,600	Yaskawa Electric Corp.(a)	226,592
13,400	Yokogawa Electric Corp.	386,072
186,300	Yokohama Rubber Co. Ltd.	6,919,156
2,000	Yonex Co. Ltd.	51,325
19,800	Zensho Holdings Co. Ltd.(a)	1,296,717
		744,552,072
	Luxembourg — 0.2%
147,395	ArcelorMittal SA	5,296,122
6,840	Eurofins Scientific SE	496,526
		5,792,648
	Macau — 0.3%
1,953,000	Galaxy Entertainment Group Ltd.	10,763,539
72,400	MGM China Holdings Ltd.	154,749
797,200	Sands China Ltd.	2,223,439
		13,141,727
	Netherlands — 3.1%
232,812	ABN AMRO Bank NV, GDR 144A	7,454,348
6,628	Adyen NV*(a) 144A	10,630,481
465,426	Aegon Ltd.	3,736,253
4,515	Arcadis NV	227,590
2,648	ASM International NV	1,589,303
14,535	ASML Holding NV	14,142,806
4,197	ASML Holding NV, ADR NYRS	4,063,074
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
41,211	ASR Nederland NV	2,797,876
84,369	Euronext NV 144A	12,629,615
31,960	EXOR NV	3,124,409
6,410	Heineken Holding NV	439,477
899,451	ING Groep NV	23,330,068
131,935	ING Groep NV, ADR	3,440,865
337	JDE Peet's NV	12,354
209,400	Koninklijke Ahold Delhaize NV	8,476,249
1,139	Koninklijke Heijmans NV	79,229
222,725	NN Group NV	15,675,939
38,547	Universal Music Group NV	1,112,389
57,503	Wolters Kluwer NV	7,847,792
		120,810,117
	New Zealand — 0.1%
25,293	Xero Ltd.*	2,640,162
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	217,592
	Norway — 0.7%
297,308	Aker BP ASA	7,541,608
100,400	Austevoll Seafood ASA	955,922
221,545	DNB Bank ASA	6,028,330
45,073	Equinor ASA	1,099,518
100,715	Kongsberg Gruppen ASA	3,219,452
118,600	Mowi ASA	2,505,650
5,967	Nordic Semiconductor ASA*	91,378
75,000	Orkla ASA	783,239
3,174	Protector Forsikring ASA	156,190
27,309	Storebrand ASA	416,568
160,135	Telenor ASA	2,654,526
5,541	Vend Marketplaces ASA Class B	186,259
		25,638,640
	Portugal — 0.4%
536,228	Banco Comercial Portugues SA Class R	474,567
23,068	CTT-Correios de Portugal SA	196,510
217,656	Galp Energia SGPS SA	4,117,507
376,439	Jeronimo Martins SGPS SA	9,155,936
1,703,426	Sonae SGPS SA	2,678,041
		16,622,561
	Russia — 0.0%
3,792,080	Gazprom PJSC*(b)(d)(e)	—
843,000	GMK Norilskiy Nickel PAO*(b)(d)(e)	—
113,778	LUKOIL PJSC*(b)(d)(e)	—
18,119	Novatek PJSC(b)(d)(e)	—
169,349	Rosneft Oil Co. PJSC*(b)(d)(e)	—
1,092,670	Sberbank of Russia PJSC*(b)(d)(e)	—
48See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
296,674	Tatneft PJSC(b)(d)(e)	—
		0
	Singapore — 0.8%
126,600	ComfortDelGro Corp. Ltd.	142,391
4,781,600	Genting Singapore Ltd.	2,726,091
16,364	Hafnia Ltd.	98,599
120,400	iFAST Corp. Ltd.	828,380
500,000	IGG, Inc.	289,188
122,300	Jardine Cycle & Carriage Ltd.(a)	2,720,729
72,600	Keppel Ltd.	502,321
159,200	Netlink NBN Trust(f)	117,313
51,400	SATS Ltd.	135,158
45,927	Sea Ltd., ADR*	8,208,533
84,300	Singapore Airlines Ltd.(a)	426,339
330,900	Singapore Exchange Ltd.	4,242,768
111,400	Singapore Technologies Engineering Ltd.	743,992
1,904,400	Singapore Telecommunications Ltd.	6,100,816
16,776	STMicroelectronics NV(c)	470,126
21,131	STMicroelectronics NV(c)	592,046
116,500	United Overseas Bank Ltd.	3,124,860
23,500	UOL Group Ltd.	142,364
15,500	Venture Corp. Ltd.	167,600
99,900	Yangzijiang Financial Holding Ltd.	92,988
		31,872,602
	South Africa — 0.1%
87,200	Gold Fields Ltd.	3,685,069
1,003,000	Old Mutual Ltd.(a)	764,263
		4,449,332
	South Korea — 0.6%
84,300	Doosan Bobcat, Inc.	3,334,628
1,496	Hyundai Mobis Co. Ltd.	318,275
107,837	Kia Corp.	7,739,700
128,582	Samsung Electronics Co. Ltd.	7,688,985
10,196	Samsung Fire & Marine Insurance Co. Ltd.	3,281,062
		22,362,650
	Spain — 3.8%
13,727	ACS Actividades de Construccion y Servicios SA	1,096,787
41,851	Aena SME SA 144A	1,144,300
149,369	Amadeus IT Group SA	11,846,826
384,863	Banco Bilbao Vizcaya Argentaria SA	7,389,176
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	930,680
336,312	Banco de Sabadell SA	1,304,050
3,736,291	Banco Santander SA	38,958,112
102,501	Banco Santander SA, ADR	1,074,210
868,467	Bankinter SA	13,679,112
2,556,008	CaixaBank SA	26,867,600
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Spain — continued
98,952	Cellnex Telecom SA 144A	3,428,760
14,934	Grifols SA	216,272
741,240	Iberdrola SA	14,026,760
7,958	Indra Sistemas SA(a)	356,260
60,876	Industria de Diseno Textil SA	3,359,731
1,222,320	Mapfre SA	5,787,990
932,828	Repsol SA	16,512,335
294,256	Unicaja Banco SA 144A	805,599
		148,784,560
	Sweden — 1.7%
17,313	Alfa Laval AB	788,603
293,617	Assa Abloy AB Class B	10,196,097
208,714	Betsson AB Class B	3,446,352
1,942	Camurus AB*	140,615
154,133	Epiroc AB Class A	3,251,426
8,936	Evolution AB 144A	734,825
107,429	H & M Hennes & Mauritz AB Class B (a)	2,001,779
5,864	Hemnet Group AB	147,643
15,338	Husqvarna AB Class B	81,769
6,460	Industrivarden AB Class A	256,337
27,854	Industrivarden AB Class C (a)	1,104,375
97,771	Investor AB Class B	3,056,806
4,447	L E Lundbergforetagen AB Class B	230,929
29,594	Loomis AB	1,263,671
7,953	Sectra AB Class B	263,998
185,400	Securitas AB Class B	2,791,320
168,700	SKF AB Class B	4,182,926
287,311	Svenska Cellulosa AB SCA Class B	3,798,697
78,189	Svenska Handelsbanken AB Class A	1,017,568
242,800	Swedbank AB Class A	7,311,029
32,256	Tele2 AB Class B	550,627
250,056	Telefonaktiebolaget LM Ericsson, ADR	2,067,963
782,061	Telefonaktiebolaget LM Ericsson Class B (a)	6,472,619
168,335	Telia Co. AB	642,369
12,034	Trelleborg AB Class B	448,471
15,609	Truecaller AB Class B	68,842
284,900	Volvo AB Class B	8,163,714
		64,481,370
	Switzerland — 3.8%
296,490	ABB Ltd.(c)	21,359,652
20,306	ABB Ltd.(c)	1,462,103
6,656	Accelleron Industries AG	560,069
31,000	Adecco Group AG	868,849
112,082	Avolta AG	6,065,796
570	Belimo Holding AG	595,683
4,757	Cembra Money Bank AG	546,757
207	Chocoladefabriken Lindt & Spruengli AG	3,163,602
50See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
24,179	Cie Financiere Richemont SA Class A	4,606,971
1,143	dormakaba Holding AG	1,048,690
1,230	Flughafen Zurich AG	375,037
59,979	Galderma Group AG	10,425,558
15,080	Huber & Suhner AG	2,585,197
123,185	Julius Baer Group Ltd.	8,509,078
1,261	Kardex Holding AG	489,724
11,959	Landis & Gyr Group AG	964,957
5,017	Logitech International SA(c)	547,194
5,844	Logitech International SA(c)	640,970
23,276	Lonza Group AG	15,422,745
102,250	On Holding AG Class A *	4,330,287
223,144	Sandoz Group AG	13,229,061
15,549	Schindler Holding AG	5,886,205
15,374	Sika AG	3,422,026
15,786	Sonova Holding AG	4,297,427
132,193	Sportradar Group AG Class A *	3,555,992
4,989	Sunrise Communications AG Class A	294,832
16,497	Swatch Group AG Bearer Shares (a)	3,098,695
664	Swissquote Group Holding SA	463,586
5,418	Temenos AG	437,172
500,926	UBS Group AG(c)	20,467,673
59,066	UBS Group AG*(c)	2,421,706
7,669	Zurich Insurance Group AG	5,461,265
		147,604,559
	Taiwan — 1.0%
971,000	Chipbond Technology Corp.	1,764,991
413,000	Hon Hai Precision Industry Co. Ltd.	2,926,963
284,000	Taiwan Semiconductor Manufacturing Co. Ltd.	12,160,247
67,676	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,901,230
1,296,000	United Microelectronics Corp.	1,936,899
		37,690,330
	Turkey — 0.1%
1,439,800	Coca-Cola Icecek AS	1,592,833
12,214	Eldorado Gold Corp.*	352,863
		1,945,696
	United Kingdom — 9.4%
110,100	3i Group PLC	6,060,803
13,543	Admiral Group PLC	611,146
19,594	AJ Bell PLC	142,839
64,748	Allfunds Group PLC	482,721
162,841	Associated British Foods PLC	4,496,299
78,080	AstraZeneca PLC	11,753,983
52,604	Auto Trader Group PLC 144A	558,189
758,803	Aviva PLC	7,005,712
403,600	B&M European Value Retail SA	1,421,938
15,031	Babcock International Group PLC	269,132
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
515,877	Balfour Beatty PLC	4,493,412
7,798,413	Barclays PLC	39,852,741
414,537	Barclays PLC, ADR	8,568,480
9,364	Bodycote PLC	81,184
81,301	British American Tobacco PLC(c)	4,320,050
22,650	British American Tobacco PLC(a)(c)	1,197,558
1,801,577	BT Group PLC	4,636,101
1,899,300	Centrica PLC	4,259,850
18,927	Chemring Group PLC	150,080
533,500	CK Hutchison Holdings Ltd.	3,514,199
360,685	Compass Group PLC	12,280,122
50,474	Croda International PLC	1,837,385
387,567	Diageo PLC	9,263,887
456,268	Drax Group PLC	4,296,685
34,193	Firstgroup PLC	103,849
303,200	Hiscox Ltd.	5,588,026
556,400	HSBC Holdings PLC	7,827,610
96,534	IG Group Holdings PLC	1,399,657
380,983	IMI PLC	11,724,858
229,500	Imperial Brands PLC	9,757,096
76,071	Informa PLC	939,720
9,293	InterContinental Hotels Group PLC	1,122,710
591,830	International Consolidated Airlines Group SA(c)	3,076,257
28,915	International Consolidated Airlines Group SA(c)	150,578
48,605	Intertek Group PLC	3,089,817
523,700	J Sainsbury PLC	2,354,804
6,214	JET2 PLC	118,290
1,751,120	Kingfisher PLC	7,277,434
19,121	Lancashire Holdings Ltd.	173,756
320,213	Legal & General Group PLC	1,025,987
20,211,410	Lloyds Banking Group PLC	22,807,098
592,819	Lloyds Banking Group PLC, ADR	2,691,398
169,913	London Stock Exchange Group PLC	19,479,958
607,951	Man Group PLC	1,460,122
422,100	Marks & Spencer Group PLC	2,071,279
38,700	Metlen Energy & Metals PLC*	2,153,122
393,300	Mitchells & Butlers PLC*	1,307,816
32,159	MONY Group PLC	85,809
4,678,471	NatWest Group PLC	32,852,414
21,024	OSB Group PLC	160,623
421,633	Paragon Banking Group PLC	4,924,134
416,300	QinetiQ Group PLC	3,079,639
45,155	Quilter PLC 144A	101,033
105,452	Reckitt Benckiser Group PLC	8,117,546
448,736	RELX PLC(c)	21,488,225
31,420	RELX PLC(c)	1,505,536
39,924	Rightmove PLC	380,856
469,411	Rolls-Royce Holdings PLC	7,520,141
287,132	Sage Group PLC	4,252,067
52See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
60,966	Serco Group PLC	194,355
571,976	Smith & Nephew PLC	10,299,055
38,845	Spirax Group PLC	3,563,910
88,784	Standard Chartered PLC	1,715,788
1,391,600	Tesco PLC	8,346,183
50,139	TP ICAP Group PLC	185,962
8,111	Vesuvius PLC	40,839
5,764,678	Vodafone Group PLC	6,686,618
1,209,680	Vodafone Group PLC, ADR	14,032,288
		368,788,759
	United States — 8.0%
26,388	Adobe, Inc.*	9,308,367
56,711	Agilent Technologies, Inc.	7,278,857
69,885	Alcon AG	5,205,034
10,484	American Tower Corp., REIT	2,016,283
836,623	BP PLC	4,795,239
46,195	Bristol-Myers Squibb Co.	2,083,395
1,964	BRP, Inc.	119,372
8,275	Cadence Design Systems, Inc.*	2,906,677
50,850	CarMax, Inc.*	2,281,640
5,906	Carnival PLC, ADR*	156,155
16,002	Charles River Laboratories International, Inc.*	2,503,673
921	Charter Communications, Inc. Class A *	253,372
611,594	Comcast Corp. Class A	19,216,283
165,427	CRH PLC	19,834,697
2,562	CyberArk Software Ltd.*	1,237,830
28,552	Danaher Corp.	5,660,720
18,028	Dollar General Corp.	1,863,194
545,916	Experian PLC	27,354,448
24,128	Ferrovial SE	1,382,932
209,730	GFL Environmental, Inc.	9,937,007
491,304	GSK PLC	10,414,028
3,335,228	Haleon PLC	14,924,930
314,919	Kenvue, Inc.	5,111,135
35,381	Lennar Corp. Class A	4,459,421
33,004	Lowe's Cos., Inc.	8,294,235
6,577	MDA Space Ltd.*	163,834
90,004	Merck & Co., Inc.	7,554,036
157,600	Novartis AG	19,831,474
99,114	Pfizer, Inc.	2,525,425
36,904	Polaris, Inc.	2,145,230
45,590	Reliance Worldwide Corp. Ltd.	123,578
85,594	Roche Holding AG	27,959,380
28,400	Sanofi SA	2,621,213
86,462	Schneider Electric SE	24,138,456
311,200	Shell PLC	11,087,592
161,524	Signify NV 144A	4,232,332
32,025	Sinch AB* 144A	103,071
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United States — continued
21,651	Spotify Technology SA*	15,112,398
56,700	Swiss Re AG	10,479,149
247,518	Tenaris SA	4,417,762
12,461	TJX Cos., Inc.	1,801,113
21,324	Tyson Foods, Inc. Class A	1,157,893
28,738	United Parcel Service, Inc. Class B	2,400,485
47,651	Verizon Communications, Inc.	2,094,261
14,684	Waters Corp.*	4,402,410
		312,950,016
	Zambia — 0.0%
41,123	First Quantum Minerals Ltd.*	930,395
	TOTAL COMMON STOCKS (COST $2,777,912,119)	3,647,412,625
	INVESTMENT COMPANIES — 0.4%
	United States — 0.4%
56,274	iShares Core MSCI EAFE ETF	4,913,283
69,130	iShares MSCI EAFE ETF	6,454,668
75,363	Vanguard FTSE Developed Markets ETF	4,515,751
	TOTAL INVESTMENT COMPANIES (COST $13,958,478)	15,883,702

	PREFERRED STOCKS — 0.2%
	Germany — 0.2%
2,606	Jungheinrich AG, 2.72%	90,514
8,471	Porsche Automobil Holding SE, 5.72%	332,942
70,242	Volkswagen AG, 6.91%	7,589,858
		8,013,314
	TOTAL PREFERRED STOCKS (COST $14,103,734)	8,013,314

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 2.4%
	Mutual Fund - Securities Lending Collateral — 2.4%
95,077,298	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(g)(h)	95,077,298
	TOTAL SHORT-TERM INVESTMENT (COST $95,077,298)	95,077,298
	TOTAL INVESTMENTS — 96.3% (Cost $2,901,051,629)	3,766,386,939
	Other Assets and Liabilities (net) — 3.7%	142,735,982
	NET ASSETS — 100.0%	$3,909,122,921

Notes to Schedule of Investments:
*	Non-income producing security.
54See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
(a)	All or a portion of this security is out on loan.
(b)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $69,098 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2025 was $29,628,396.

(c)	Securities are traded on separate exchanges for the same entity.
(d)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at September 30, 2025 was $29,569,045.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	The rate disclosed is the 7-day net yield as of September 30, 2025.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $101,045,107 which represents 2.6% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,262	MSCI EAFE Index	Dec 2025	$175,752,430	$1,092,185

Abbreviations
ADR	—	American Depository Receipt
ETF	—	Exchange-traded fund
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	26.3
Industrial	14.8
Consumer, Non-cyclical	14.2
Consumer, Cyclical	11.0
Basic Materials	8.5
Technology	8.5
Communications	5.2
Energy	3.5
Utilities	1.5
Investment Companies	0.4
Diversified	0.0*
Short-Term Investment	2.4
Other Assets and Liabilities (net)	3.7
100.0%

*	Amount rounds to zero.
56See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2025 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 99.2%
		Asset Backed Securities — 10.5%
155,301		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	152,702
1,800,000		Affirm Master Trust, Series 2025-1A, Class A, 4.99%, due 02/15/33 144A	1,815,394
148,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	144,493
221,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	225,207
104,846		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	104,332
326,025		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	322,477
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	713,487
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	824,007
1,528,648		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,490,768
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,720,818
181,000		AMSR Trust, Series 2025-SFR1, Class A, 3.66%, due 06/17/42 144A	174,176
4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 3.75% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,700,001
83,283		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	77,267
498,750		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	482,103
1,466,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	1,514,225
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 2.92% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,936,324
1,247,677	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 2.63% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,459,366
1,036,952		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(c) 144A	1,052,871
554,351	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 2.79% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	651,056
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	309,585
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	297,957
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	395,703
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	197,903
405,567		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	350,578
392,121		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	328,384
3,650,000		CIFC Funding Ltd., Series 2023-1A, Class A1R (3 mo. USD Term SOFR + 1.24%), due 10/15/38(b)(d) 144A	3,654,336
296,273		CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, due 06/20/50 144A	301,131
365,548		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	342,544
272,484		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	252,121
275,065		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	254,800
2,152,000		CNH Equipment Trust, Series 2025-B, Class A3, 4.30%, due 10/15/30	2,171,785
295,000		Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	297,296
328,000		Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, due 05/25/50 144A	332,554
199,000		Compass Datacenters Issuer III LLC, Series 2025-2A, Class A2, 5.84%, due 02/25/50 144A	204,824
1,003,000		Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, due 07/25/50 144A	1,015,660
221,000		Concord Music Royalties LLC, Series 2025-2A, Class A, 5.79%, due 07/20/75 144A	224,366
235,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 05/20/55 144A	241,166
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
1,331,111	EUR	CVC Cordatus Loan Fund VII DAC, Series 7A, Class ARR, 2.64% (3 mo. EURIBOR + 0.63%), due 09/15/31(b) 144A	1,560,839
457,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	449,061
449,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	441,986
278,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	274,668
258,075		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	255,415
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	146,248
389,972		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	369,271
177,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, due 07/25/55 144A	178,453
2,702,000		Domino's Pizza Master Issuer LLC, Series 2025-1A, Class A2II, 5.22%, due 07/25/55 144A	2,732,222
337,302		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	326,295
400,992		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	378,567
226,000		Driven Brands Funding LLC, Series 2025-1A, Class A2, 5.30%, due 10/20/55(d) 144A	224,820
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	518,116
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	298,622
242,000		Frontier Issuer LLC, Series 2024-1, Class C, 11.16%, due 06/20/54 144A	271,922
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	510,974
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	722,034
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	516,916
160,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	164,379
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,073,227
180,307		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	180,042
368,974		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	367,499
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 3.39% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,886,926
402,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	396,257
167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	169,982
3,750,000	EUR	ICG Euro CLO DAC, Series 2023-1A, Class AR, 3.27% (3 mo. EURIBOR + 1.25%), due 10/19/38(b) 144A	4,404,048
1,408,520	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 2.68% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	1,650,529
431,261		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	423,933
309,000		Jersey Mike's Funding, Series 2025-1A, Class A2, 5.61%, due 08/16/55 144A	316,508
262,680		Jersey Mike's Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	268,128
1,109,825		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.59% (SOFR 30-day average + 1.20%), due 02/25/55(b) 144A	1,110,652
208,000		Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 09/20/65 144A	210,590
2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 5.70% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,000,100
58See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
290,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.40%, due 08/20/55 144A	294,776
58,576	Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	51,323
615,672	Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	584,096
197,825	Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	185,550
114,998	New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.28% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	116,870
506,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	423,749
474,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	321,916
4,750,000	NGC Ltd., Series 2024-1A, Class A1, 5.93% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,763,300
49,885	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	49,108
3,650,000	Octagon 55 Ltd., Series 2021-1A, Class A1R, 5.25% (3 mo. USD Term SOFR + 1.26%), due 03/20/38(b) 144A	3,654,333
1,994,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,018,790
2,486,000	PFS Financing Corp., Series 2025-F, Class A, 4.40%, due 08/15/30 144A	2,502,168
1,505,790	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,536,803
1,000,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 5.58% (3 mo. USD Term SOFR + 1.32%), due 03/06/38(b) 144A	1,004,162
1,543,163	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,509,656
3,108,941	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	2,962,924
223,724	Progress Residential Trust, Series 2025-SFR1, Class A, 3.40%, due 02/17/42 144A	213,901
297,363	Progress Residential Trust, Series 2025-SFR2, Class A, 3.31%, due 04/17/42 144A	282,382
250,000	Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, due 10/17/42 144A	241,425
679,689	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(e) 144A	691,324
778,874	RCKT Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 01/25/45(c) 144A	788,593
3,800,000	Regatta 31 Funding Ltd., Series 2025-1A, Class A1, 5.40% (3 mo. USD Term SOFR + 1.17%), due 03/25/38(b) 144A	3,802,470
2,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 5.71% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b) 144A	2,006,508
686	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	686
433,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	433,829
1,384,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class A2, 4.99%, due 09/15/49 144A	1,388,081
302,000	RIN II Ltd., Series 2019-1A, Class AR, 5.80% (3 mo. USD Term SOFR + 1.48%), due 01/15/38(b) 144A	302,702
331,000	RIN XII LLC, Series 2025-1A, Class A1, 5.62% (3 mo. USD Term SOFR + 1.30%), due 04/15/38(b) 144A	330,807
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	201,492
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	611,408
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	925,033
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	406,677
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	103,443
500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	506,967
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	511,825
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	1,022,206
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	1,006,520
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
2,100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class C, 5.04%, due 03/17/31	2,133,664
2,700,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, due 05/15/31	2,738,574
3,113,232	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,163,912
240,000	Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class A2, 5.67%, due 07/25/55 144A	240,548
131,005	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	135,575
270,000	Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, due 07/25/55 144A	269,573
37,385	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	34,107
385,360	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	394,195
438,003	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	444,106
362,582	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	357,589
362,880	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	335,931
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,147,720
2,277,000	STORE Master Funding LLC, Series 2025-1A, Class A2, 4.98%, due 10/20/55 144A	2,282,642
129,025	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	130,933
2,323,442	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	2,386,663
440,670	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	440,565
131,063	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	128,874
200,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	201,138
386,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, due 03/25/55 144A	383,025
2,784,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, due 08/25/55 144A	2,796,722
263,000	Taco Bell Funding LLC, Series 2025-1A, Class A2II, 5.05%, due 08/25/55 144A	264,496
241,853	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	220,982
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 6.52% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,008,480
815,187	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(e) 144A	826,104
838,149	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(c) 144A	839,555
789,016	Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, due 01/25/65(c) 144A	798,636
4,007,346	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	4,043,974
1,392,801	Tricon Residential Trust, Series 2025-SFR1, Class A, 5.25% (1 mo. USD Term SOFR + 1.10%), due 03/17/42(b) 144A	1,395,943
377,200	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	353,864
206,245	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	190,738
786,765	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	756,162
591,088	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	571,222
687,483	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	657,331
281,581	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	271,841
217,239	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	206,511
695,920	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	587,063
2,314,876	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,204,482
2,063,860	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,094,631
1,659,529	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,639,241
1,274,387	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,312,292
1,791,119	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,849,741
249,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 04/20/55 144A	255,385
335,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	317,491
60See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
510,892	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	508,082
1,807,339	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,681,545
1,339,312	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	1,353,061
134,198	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	129,098
247,849	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 06/15/50 144A	251,494
277,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	287,242
65,773	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	65,667
248,640	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	234,863
254,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, due 03/20/55 144A	259,082
		152,873,154
	Corporate Debt — 33.2%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	219,923
65,000	AbbVie, Inc., 4.05%, due 11/21/39	58,203
130,000	AbbVie, Inc., 4.70%, due 05/14/45	119,324
445,000	AbbVie, Inc., 4.75%, due 03/15/45	412,895
155,000	AbbVie, Inc., 5.05%, due 03/15/34	159,552
500,000	AbbVie, Inc., 5.40%, due 03/15/54	497,525
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,229,713
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	301,420
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	243,908
2,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,168,990
1,184,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,091,001
211,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (5 yr. CMT + 2.44%), due 01/31/56(b)	217,881
281,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34 144A	295,226
247,440	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	234,016
370,000	Aetna, Inc., 4.75%, due 03/15/44	321,689
196,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	204,431
200,000	Aker BP ASA, 3.10%, due 07/15/31 144A	182,972
150,000	Aker BP ASA, 3.75%, due 01/15/30 144A	144,913
2,127,000	Aker BP ASA, 4.00%, due 01/15/31 144A	2,050,863
195,000	Aker BP ASA, 5.80%, due 10/01/54 144A	180,930
85,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	89,421
655,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	553,975
870,000	Alexandria Real Estate Equities, Inc., 5.50%, due 10/01/35	893,828
423,328	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	339,139
565,000	Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	592,894
220,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 06/15/30 144A	226,311
439,000	Ally Financial, Inc., 5.55% (SOFR + 1.78%), due 07/31/33(b)	441,001
186,000	Ally Financial, Inc., 5.74% (SOFR + 1.96%), due 05/15/29(b)	190,433
255,000	Ally Financial, Inc., 6.18% (SOFR + 2.29%), due 07/26/35(b)	263,165
345,000	Ally Financial, Inc., 8.00%, due 11/01/31	393,456
143,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	148,158
1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,448,336
260,000	Ambipar Lux SARL, 10.88%, due 02/05/33 144A	43,709
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33(f)	1,828,466
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
668,787	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	607,248
317,810	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	298,282
63,377	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	60,147
380,250	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	348,472
170,814	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	162,509
270,201	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	262,924
90,216	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	87,917
295,650	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	282,851
242,412	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	233,874
357,389	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	348,785
250,000	American Airlines, Inc., 7.25%, due 02/15/28(f) 144A	256,323
184,000	American Electric Power Co., Inc., 5.63%, due 03/01/33(f)	193,517
101,000	American Electric Power Co., Inc., 6.05% (5 yr. CMT + 1.94%), due 03/15/56(b)	101,395
2,763,000	American Express Co., 4.92% (SOFR + 1.22%), due 07/20/33(b)	2,811,907
1,409,000	American Honda Finance Corp., 5.15%, due 07/09/32	1,444,180
281,000	American Tower Corp., 5.55%, due 07/15/33	294,330
281,000	American Tower Corp., 5.65%, due 03/15/33	296,720
2,305,000	American Tower Trust #1, 5.49%, due 03/15/53 144A	2,348,213
1,337,000	Amgen, Inc., 5.25%, due 03/02/33	1,385,331
554,000	Amgen, Inc., 5.65%, due 03/02/53	552,966
686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	643,147
265,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	264,223
287,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, due 10/15/33 144A	285,907
384,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	395,826
331,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31(f)	350,956
583,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29	613,128
1,000,000	Apple, Inc., 3.85%, due 08/04/46	828,203
1,526,000	AppLovin Corp., 5.13%, due 12/01/29	1,561,490
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	911,090
875,000	Aptiv Swiss Holdings Ltd., 5.15%, due 09/13/34	870,419
453,000	ARES Strategic Income Fund, 5.15%, due 01/15/31 144A	447,777
196,000	ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	197,581
306,000	ARES Strategic Income Fund, 5.60%, due 02/15/30(f)	309,113
68,000	ARES Strategic Income Fund, 5.70%, due 03/15/28	68,968
399,000	ARES Strategic Income Fund, 5.80%, due 09/09/30 144A	405,681
314,000	ARES Strategic Income Fund, 6.20%, due 03/21/32	324,579
159,000	ARES Strategic Income Fund, 6.35%, due 08/15/29	164,771
252,000	Aris Mining Corp., 8.00%, due 10/31/29 144A	262,197
1,780,000	Arizona Public Service Co., 5.70%, due 08/15/34	1,866,417
94,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	91,303
250,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	243,689
710,000	Ascension Health, 2.53%, due 11/15/29	668,043
150,000	Ascension Health, 3.11%, due 11/15/39	118,443
326,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	325,582
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	122,549
139,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 07/15/33 144A	141,432
2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,819,280
62See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Ashtead Capital, Inc., 5.50%, due 08/11/32 144A	207,121
565,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	583,129
2,200,000	AT&T, Inc., 2.25%, due 02/01/32	1,926,654
960,000	AT&T, Inc., 2.30%, due 06/01/27	932,126
828,000	AT&T, Inc., 2.75%, due 06/01/31	759,140
814,000	AT&T, Inc., 3.50%, due 06/01/41	651,064
818,000	AT&T, Inc., 3.55%, due 09/15/55	564,143
1,014,000	AT&T, Inc., 3.65%, due 09/15/59	693,839
554,000	AT&T, Inc., 4.50%, due 05/15/35	535,498
234,000	Athene Global Funding, 4.72%, due 10/08/29 144A	236,040
248,000	Athene Global Funding, 5.32%, due 11/13/31 144A	253,954
241,000	Athene Holding Ltd., 3.50%, due 01/15/31	229,039
238,000	Athene Holding Ltd., 6.63% (5 yr. CMT + 2.61%), due 10/15/54(b)	240,500
250,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	257,163
396,000	AutoNation, Inc., 4.75%, due 06/01/30	398,325
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,075,029
250,000	B&G Foods, Inc., 8.00%, due 09/15/28(f) 144A	242,540
175,000	Ball Corp., 3.13%, due 09/15/31(f)	159,001
220,000	Ball Corp., 5.50%, due 09/15/33	222,502
400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)	414,456
568,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(b)(f)(g)	685,873
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,157,054
637,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	590,485
3,993,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	3,638,465
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	218,368
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,134,755
5,389,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	5,389,841
1,575,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	1,597,924
992,000	Bank of America Corp., 5.43% (SOFR + 1.91%), due 08/15/35(b)	1,012,304
122,000	Bank of America Corp., 5.52% (SOFR + 1.74%), due 10/25/35(b)	125,013
677,000	Bank of America Corp., 6.63% (5 yr. CMT + 2.68%)(b)(g)	705,173
548,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	582,997
242,000	Bank of New York Mellon Corp., 4.94% (SOFR + 0.89%), due 02/11/31(b)	248,647
400,000	Barclays PLC, 4.84% (SOFR + 1.34%), due 09/10/28(b)	404,180
1,475,000	Barclays PLC, 4.94% (SOFR + 1.56%), due 09/10/30(b)	1,497,329
426,000	Barclays PLC, 5.37% (SOFR + 1.23%), due 02/25/31(b)	439,377
1,994,000	Barclays PLC, 6.49% (SOFR + 2.22%), due 09/13/29(b)	2,112,299
200,000	Barclays PLC, 7.63% (5 yr. USD SOFR ICE Swap + 3.69%)(b)(f)(g)	212,153
623,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(g)	660,306
156,000	BAT Capital Corp., 3.56%, due 08/15/27	154,440
1,970,000	BAT Capital Corp., 4.39%, due 08/15/37	1,807,333
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	524,826
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	91,842
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	635,676
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	532,690
376,000	Blackstone Private Credit Fund, 5.05%, due 09/10/30	371,736
336,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30	337,387
243,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	250,098
142,000	Blackstone Private Credit Fund, 6.00%, due 01/29/32(f)	146,586
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
238,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	254,304
124,000	Block, Inc., 5.63%, due 08/15/30 144A	125,725
161,000	Block, Inc., 6.00%, due 08/15/33 144A	164,980
60,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	62,262
380,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	399,917
290,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	286,439
1,060,000	BMW U.S. Capital LLC, 4.50%, due 08/11/30 144A	1,061,907
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	243,895
313,000	BNP Paribas SA, 5.50% (SOFR + 1.59%), due 05/20/30(b) 144A	323,810
180,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(g) 144A	193,960
2,775,000	Boeing Co., 2.20%, due 02/04/26	2,754,333
325,000	Boeing Co., 3.95%, due 08/01/59	233,765
1,795,000	Boeing Co., 5.71%, due 05/01/40	1,832,664
1,140,000	Boeing Co., 6.53%, due 05/01/34	1,261,137
310,000	BPCE SA, 5.72% (SOFR + 1.96%), due 01/18/30(b) 144A	320,703
52,585	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	50,738
132,824	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	129,779
57,429	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	60,578
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31(f)	937,915
1,036,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	959,173
151,000	Broadcom, Inc., 4.55%, due 02/15/32	152,126
1,747,000	Broadcom, Inc., 4.80%, due 02/15/36	1,742,375
651,000	Broadcom, Inc., 4.90%, due 07/15/32	666,152
421,000	Broadcom, Inc., 4.90%, due 02/15/38	418,937
1,404,000	Broadcom, Inc., 5.20%, due 07/15/35	1,447,506
2,131,000	Broadridge Financial Solutions, Inc., 2.60%, due 05/01/31	1,927,279
1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,614,291
441,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(b)	437,917
150,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	143,083
1,732,000	Brown & Brown, Inc., 5.25%, due 06/23/32	1,777,289
321,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	302,148
311,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	320,752
100,000	Builders FirstSource, Inc., 6.75%, due 05/15/35 144A	104,538
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	1,504,234
1,215,000	Bunge Ltd. Finance Corp., 5.15%, due 08/04/35	1,229,812
221,000	Cable One, Inc., 4.00%, due 11/15/30(f) 144A	187,459
426,000	Caesars Entertainment, Inc., 6.00%, due 10/15/32(f) 144A	419,859
250,000	Calpine Corp., 3.75%, due 03/01/31(f) 144A	238,285
630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29 144A	644,311
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	525,805
845,000	Capital One Financial Corp., 5.88% (SOFR + 1.99%), due 07/26/35(b)	886,641
165,000	Capital Power U.S. Holdings, Inc., 5.26%, due 06/01/28 144A	168,197
271,000	Capital Power U.S. Holdings, Inc., 6.19%, due 06/01/35 144A	284,583
73,000	Capstone Copper Corp., 6.75%, due 03/31/33 144A	75,255
326,000	Carnival Corp., 5.13%, due 05/01/29(d) 144A	326,000
916,000	Carnival Corp., 5.75%, due 08/01/32 144A	933,338
345,000	Carnival Corp., 5.88%, due 06/15/31 144A	353,757
707,000	CBRE Services, Inc., 4.80%, due 06/15/30	718,550
64See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
172,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	156,639
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	208,758
700,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	712,612
163,000	CDW LLC/CDW Finance Corp., 5.55%, due 08/22/34(f)	167,230
338,000	Cemex SAB de CV, 3.88%, due 07/11/31(f) 144A	320,990
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	103,131
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	198,310
311,000	Centene Corp., 3.00%, due 10/15/30	278,084
205,000	Centene Corp., 3.38%, due 02/15/30	188,715
252,000	CenterPoint Energy, Inc., 5.95% (5 yr. CMT + 2.22%), due 04/01/56(b)(d)	252,630
110,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)(f)	116,956
511,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)	533,387
204,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	192,097
68,000	Century Communities, Inc., 6.63%, due 09/15/33 144A	68,646
185,000	Champion Iron Canada, Inc., 7.88%, due 07/15/32 144A	193,559
244,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	261,236
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(f)	141,220
456,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	411,530
140,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	100,892
700,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	605,395
3,048,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	3,194,363
192,000	Cheniere Energy Partners LP, 5.55%, due 10/30/35 144A	196,277
402,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	425,739
134,000	Cheniere Energy, Inc., 5.65%, due 04/15/34	138,195
185,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	201,728
285,000	Cimpress PLC, 7.38%, due 09/15/32 144A	284,363
250,000	Citadel Finance LLC, 5.90%, due 02/10/30 144A	253,733
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	473,305
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	616,749
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	337,063
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,832,867
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	439,365
1,959,000	Citigroup, Inc., 4.95% (SOFR + 1.46%), due 05/07/31(b)	1,996,812
1,350,000	Citigroup, Inc., 6.02% (SOFR + 1.83%), due 01/24/36(b)	1,414,890
545,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	580,084
98,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	92,806
290,000	Citizens Financial Group, Inc., 5.25% (SOFR + 1.26%), due 03/05/31(b)	297,299
712,000	Citizens Financial Group, Inc., 5.72% (SOFR + 1.91%), due 07/23/32(b)	743,661
180,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	186,556
155,000	Clean Harbors, Inc., 5.75%, due 10/15/33(d) 144A	156,477
127,000	Cloud Software Group, Inc., 6.63%, due 08/15/33 144A	129,412
120,000	Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	127,423
200,000	Clue Opco LLC, 9.50%, due 10/15/31 144A	214,076
234,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	240,332
478,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	486,507
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
205,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	217,708
561,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	578,970
2,777,000	Columbia Pipelines Operating Co. LLC, 5.44%, due 02/15/35 144A	2,833,209
348,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	371,458
18,000	Comcast Corp., 2.89%, due 11/01/51	11,097
5,000	Comcast Corp., 3.97%, due 11/01/47	3,910
228,000	Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	237,314
200,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	197,205
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,698,205
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	281,978
738,000	ConocoPhillips Co., 5.50%, due 01/15/55(f)	723,545
463,000	ConocoPhillips Co., 5.55%, due 03/15/54	456,573
198,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	199,048
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	77,238
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	307,288
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	339,522
183,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	204,154
1,155,000	Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,179,782
279,000	Continental Resources, Inc., 2.88%, due 04/01/32 144A	243,288
285,000	Continental Resources, Inc., 4.90%, due 06/01/44	233,099
487,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	502,434
1,006,000	COPT Defense Properties LP, 4.50%, due 10/15/30(d)	999,854
1,085,000	Corebridge Global Funding, 4.85%, due 06/06/30(f) 144A	1,104,486
894,000	Corebridge Global Funding, 4.90%, due 08/21/32 144A	898,680
264,000	CoreWeave, Inc., 9.00%, due 02/01/31 144A	270,898
275,000	CoreWeave, Inc., 9.25%, due 06/01/30 144A	284,351
525,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	540,537
483,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	442,356
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	864,694
712,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	671,952
411,000	Credit Agricole SA, 5.86% (SOFR + 1.74%), due 01/09/36(b) 144A	432,308
435,000	Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	458,735
457,000	CSN Resources SA, 4.63%, due 06/10/31 144A	371,758
635,000	CVS Health Corp., 4.78%, due 03/25/38	595,419
425,000	CVS Health Corp., 5.00%, due 09/15/32	430,369
130,000	CVS Health Corp., 5.13%, due 07/20/45	118,080
813,524	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	833,795
371,316	CVS Pass-Through Trust, 6.94%, due 01/10/30	388,077
1,172,847	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,250,190
376,000	Danske Bank AS, 5.02% (1 yr. CMT + 0.93%), due 03/04/31(b) 144A	383,583
214,000	DaVita, Inc., 4.63%, due 06/01/30 144A	205,269
115,000	Dcli Bidco LLC, 7.75%, due 11/15/29 144A	119,683
233,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	230,643
522,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31(d)	520,929
429,000	Dell International LLC/EMC Corp., 4.75%, due 10/06/32(d)	427,208
429,000	Dell International LLC/EMC Corp., 5.10%, due 02/15/36(d)	426,777
443,000	Dell International LLC/EMC Corp., 5.30%, due 04/01/32	457,497
682,000	Dell International LLC/EMC Corp., 5.40%, due 04/15/34	704,411
1,015,092	Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	972,540
66See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
286,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	286,181
1,140,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/28 144A	1,146,885
582,000	Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	536,221
279,000	Deutsche Bank AG, 5.30% (SOFR + 1.72%), due 05/09/31(b)	285,855
460,000	Deutsche Bank AG, 5.37% (SOFR + 1.21%), due 01/10/29(b)	469,963
292,000	Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)	312,398
174,000	Devon Energy Corp., 5.20%, due 09/15/34(f)	173,321
1,900,000	Diamondback Energy, Inc., 6.25%, due 03/15/33	2,047,769
338,000	Dominion Energy, Inc., 6.00% (5 yr. CMT + 2.26%), due 02/15/56(b)	340,792
416,000	Dominion Energy, Inc., 6.20% (5 yr. CMT + 2.01%), due 02/15/56(b)	419,107
280,000	Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	293,223
149,000	Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	161,788
881,000	DT Midstream, Inc., 4.38%, due 06/15/31 144A	851,793
166,000	DT Midstream, Inc., 5.80%, due 12/15/34 144A	171,262
623,494	DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	615,810
2,038,000	DTE Energy Co., 5.85%, due 06/01/34	2,166,619
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	331,227
416,000	Duke Energy Corp., 5.75%, due 09/15/33	442,403
435,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	323,575
1,525,000	Duke Energy Indiana LLC, 5.25%, due 03/01/34	1,575,736
1,210,000	DuPont de Nemours, Inc., 4.73%, due 11/15/28	1,219,714
120,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	118,741
428,000	Ecopetrol SA, 6.88%, due 04/29/30	438,955
790,000	Ecopetrol SA, 8.63%, due 01/19/29	858,497
575,000	Edison International, 5.25%, due 11/15/28	579,743
261,000	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, due 02/15/32 144A	265,809
487,000	Electricite de France SA, 5.65%, due 04/22/29 144A	508,165
408,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(g) 144A	473,371
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	14,237
389,000	Embraer Netherlands Finance BV, 7.00%, due 07/28/30 144A	425,869
394,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/30 144A	405,504
469,000	Enact Holdings, Inc., 6.25%, due 05/28/29	490,681
359,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	357,650
496,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)(f)	501,619
347,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	351,008
217,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	248,716
189,000	Endo Finance Holdings, Inc., 8.50%, due 04/15/31(f) 144A	203,008
115,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(i)	113,126
172,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(i)	165,344
150,000	Energy Transfer LP, 5.30%, due 04/01/44	137,512
590,000	Energy Transfer LP, 5.30%, due 04/15/47	533,312
617,000	Energy Transfer LP, 5.40%, due 10/01/47	565,207
1,958,000	Energy Transfer LP, 5.60%, due 09/01/34	2,010,491
120,000	Energy Transfer LP, 6.40%, due 12/01/30	130,103
228,000	Energy Transfer LP, 6.50% (5 yr. CMT + 2.68%), due 02/15/56(b)	227,155
710,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(g)	715,190
65,000	Energy Transfer LP, 6.55%, due 12/01/33	71,126
395,000	Energy Transfer LP, 6.75% (5 yr. CMT + 2.48%), due 02/15/56(b)	394,689
1,408,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(g)	1,457,579
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,445,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	2,348,598
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,333,513
697,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	697,199
184,000	EQT Corp., 6.38%, due 04/01/29	190,849
25,000	EQT Corp., 7.50%, due 06/01/27	25,487
114,000	EQT Corp., 7.50%, due 06/01/30	125,806
205,000	Eskom Holdings, 6.35%, due 08/10/28 144A	211,227
2,050,000	Eversource Energy, 2.90%, due 03/01/27	2,014,091
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,323,867
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,379,385
245,000	Exelon Corp., 5.13%, due 03/15/31	252,761
92,000	Exelon Corp., 6.50% (5 yr. CMT + 1.98%), due 03/15/55(b)	96,226
419,000	Expand Energy Corp., 4.75%, due 02/01/32	411,962
116,000	F&G Annuities & Life, Inc., 6.25%, due 10/04/34	118,387
174,000	F&G Annuities & Life, Inc., 6.50%, due 06/04/29	181,513
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,040,052
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	719,299
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,258,363
1,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28(f) 144A	1,136,295
181,000	Fifth Third Bancorp, 4.77% (SOFR + 2.13%), due 07/28/30(b)	183,080
283,000	Fifth Third Bancorp, 5.63% (SOFR + 1.84%), due 01/29/32(b)	296,772
264,000	Fifth Third Bancorp, 7.30% (3 mo. USD Term SOFR + 3.29%)(b)(g)	263,546
435,000	First Citizens BancShares, Inc., 5.23% (SOFR + 1.41%), due 03/12/31(b)	441,907
393,000	First Citizens BancShares, Inc., 5.60% (5 yr. CMT + 1.85%), due 09/05/35(b)	392,097
246,000	First Horizon Corp., 5.51% (SOFR + 1.77%), due 03/07/31(b)	253,469
200,000	First Quantum Minerals Ltd., 7.25%, due 02/15/34 144A	206,924
200,000	First Quantum Minerals Ltd., 8.00%, due 03/01/33 144A	211,421
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31 144A	210,403
235,000	FirstEnergy Corp., 2.65%, due 03/01/30	218,161
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32(f)	2,125,505
221,000	Flowserve Corp., 3.50%, due 10/01/30	210,745
200,000	Flutter Treasury DAC, 5.88%, due 06/04/31 144A	203,137
200,000	Flutter Treasury DAC, 6.38%, due 04/29/29 144A	206,657
1,560,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	1,445,746
350,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	318,420
1,249,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,165,456
1,034,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	1,026,597
502,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	509,558
463,000	Ford Motor Credit Co. LLC, 6.05%, due 11/05/31	473,389
960,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	965,146
317,000	Ford Motor Credit Co. LLC, 7.12%, due 11/07/33	338,991
1,075,000	Foundry JV Holdco LLC, 5.90%, due 01/25/33 144A	1,134,564
415,000	Foundry JV Holdco LLC, 6.10%, due 01/25/36 144A	441,397
596,000	Foundry JV Holdco LLC, 6.25%, due 01/25/35 144A	638,634
159,000	Freedom Mortgage Holdings LLC, 7.88%, due 04/01/33 144A	163,936
258,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	264,576
706,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	623,607
306,000	Full House Resorts, Inc., 8.25%, due 02/15/28(f) 144A	284,277
68See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
473,000	GA Global Funding Trust, 4.50%, due 09/18/30 144A	469,499
237,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	241,466
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	154,590
81,000	Gartner, Inc., 3.63%, due 06/15/29 144A	77,628
194,000	Gartner, Inc., 3.75%, due 10/01/30 144A	183,264
313,000	GCI LLC, 4.75%, due 10/15/28 144A	304,448
3,277,000	General Electric Co., 4.90%, due 01/29/36	3,323,970
570,000	General Motors Co., 5.00%, due 04/01/35	555,557
3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,946,029
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	446,087
1,107,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,055,665
1,118,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	1,161,545
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	909,558
243,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, due 05/15/32	253,632
198,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	207,252
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,905,909
205,000	Georgia Power Co., 4.95%, due 05/17/33	209,201
99,000	Gildan Activewear, Inc., 4.70%, due 10/07/30(d) 144A	98,891
2,471,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	2,232,518
1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,475,274
268,000	Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	264,050
142,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	150,484
536,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32(f) 144A	521,673
234,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29(f) 144A	247,071
141,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	138,667
67,000	Global Partners LP/GLP Finance Corp., 7.13%, due 07/01/33 144A	68,726
187,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	197,371
298,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	268,347
156,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	151,208
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,206,088
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	1,072,938
2,199,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	1,995,593
474,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	426,417
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,294,809
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,056,055
476,000	Golub Capital BDC, Inc., 7.05%, due 12/05/28	503,384
248,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	235,313
363,000	Gray Media, Inc., 10.50%, due 07/15/29 144A	392,795
103,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	100,182
159,000	Gulfstream Natural Gas System LLC, 5.60%, due 07/23/35 144A	163,001
631,000	Harbour Energy PLC, 6.33%, due 04/01/35 144A	648,302
410,000	HCA, Inc., 4.38%, due 03/15/42	351,083
325,000	HCA, Inc., 5.45%, due 04/01/31	337,909
275,000	HCA, Inc., 7.75%, due 07/15/36	318,766
3,040,000	Healthpeak OP LLC, 1.35%, due 02/01/27	2,927,313
63,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	65,014
1,390,000	Hewlett Packard Enterprise Co., 4.45%, due 09/25/26	1,395,786
290,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	286,070
205,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	196,808
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
360,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	365,886
428,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	418,751
168,000	Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	171,394
45,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	46,746
324,000	HPS Corporate Lending Fund, 5.95%, due 04/14/32(f)	329,532
1,704,000	HSBC Holdings PLC, 5.13% (SOFR + 1.29%), due 03/03/31(b)	1,745,481
241,000	Huntington Bancshares, Inc., 5.27% (SOFR + 1.28%), due 01/15/31(b)	248,448
128,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(b)	133,256
164,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	172,629
189,000	Huntington Bancshares, Inc., 6.25% (5 yr. CMT + 2.65%)(b)(g)	188,701
200,000	Icon Investments Six DAC, 5.85%, due 05/08/29	208,822
216,000	IHS Holding Ltd., 7.88%, due 05/29/30(f) 144A	223,658
377,000	IHS Holding Ltd., 8.25%, due 11/29/31(f) 144A	397,445
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,075,686
242,000	ING Groep NV, 5.34% (SOFR + 1.44%), due 03/19/30(b)	249,808
200,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	216,408
1,230,000	Invitation Homes Operating Partnership LP, 4.95%, due 01/15/33	1,236,608
278,000	ION Platform Finance U.S., Inc., 7.88%, due 09/30/32(d) 144A	276,174
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	166,593
172,000	IQVIA, Inc., 6.25%, due 02/01/29	181,209
76,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	73,296
161,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	159,327
289,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	303,046
1,050,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 02/02/29	1,007,145
403,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.63%, due 01/15/32	376,141
335,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	350,060
93,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 04/20/35 144A	97,790
980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,020,564
333,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	354,178
222,441	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	197,537
91,000	JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	92,475
291,000	JH North America Holdings, Inc., 6.13%, due 07/31/32 144A	298,317
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,898,143
273,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	253,295
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	690,958
1,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	1,809,321
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	962,823
2,124,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	2,128,533
492,000	JPMorgan Chase & Co., 4.60% (SOFR + 1.04%), due 10/22/30(b)	497,893
455,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	466,829
446,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	456,978
673,000	JPMorgan Chase & Co., 5.29% (SOFR + 1.46%), due 07/22/35(b)	695,369
2,965,000	JPMorgan Chase & Co., 5.34% (SOFR + 1.62%), due 01/23/35(b)	3,082,781
389,000	JPMorgan Chase & Co., 5.50% (SOFR + 1.32%), due 01/24/36(b)	407,180
269,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	281,051
70See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,067,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.64%), due 07/23/36(b)	1,106,913
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	578,160
206,000	KB Home, 4.00%, due 06/15/31	193,611
409,000	KeyCorp, 5.12% (SOFR + 1.23%), due 04/04/31(b)(f)	420,077
154,000	KeyCorp, 6.40% (SOFR + 2.42%), due 03/06/35(b)	167,178
608,000	Kinder Morgan, Inc., 5.85%, due 06/01/35	640,763
575,000	Kioxia Holdings Corp., 6.63%, due 07/24/33 144A	591,764
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(f) 144A	1,278,438
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	188,810
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	190,909
1,910,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	1,911,027
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	139,398
260,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	245,946
421,000	Lazard Group LLC, 4.38%, due 03/11/29	420,087
555,000	Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	566,108
69,000	Level 3 Financing, Inc., 7.00%, due 03/31/34 144A	70,247
539,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(i)	541,757
79,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(i)	79,395
244,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	239,706
110,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	105,152
246,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	233,793
235,000	Lithia Motors, Inc., 5.50%, due 10/01/30 144A	234,881
1,800,000	Lloyds Banking Group PLC, 5.09% (1 yr. CMT + 0.85%), due 11/26/28(b)	1,832,281
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,426,212
247,000	Lloyds Banking Group PLC, 6.07% (1 yr. CMT + 1.60%), due 06/13/36(b)	259,402
200,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(f)(g)	205,061
248,000	Long Ridge Energy LLC, 8.75%, due 02/15/32 144A	255,095
167,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(f)(g)	167,247
272,000	M&T Bank Corp., 5.18% (SOFR + 1.40%), due 07/08/31(b)	278,631
347,000	M&T Bank Corp., 5.39% (SOFR + 1.61%), due 01/16/36(b)	351,919
360,000	M&T Bank Corp., 5.40% (5 yr. CMT + 1.43%), due 07/30/35(b)	362,853
97,000	Macquarie Airfinance Holdings Ltd., 5.15%, due 03/17/30 144A	98,395
236,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	225,012
2,000,000	Macquarie Group Ltd., 6.26% (SOFR + 2.30%), due 12/07/34(b)(f) 144A	2,190,198
149,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30 144A	149,078
186,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32(f) 144A	186,454
266,000	Macy's Retail Holdings LLC, 7.38%, due 08/01/33 144A	277,697
555,000	Magnera Corp., 7.25%, due 11/15/31 144A	522,666
606,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	555,623
286,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/01/33 144A	284,896
237,000	Mars, Inc., 5.00%, due 03/01/32 144A	242,568
1,465,000	Mars, Inc., 5.20%, due 03/01/35 144A	1,498,190
233,000	Mars, Inc., 5.70%, due 05/01/55 144A	236,184
193,000	Marvell Technology, Inc., 5.95%, due 09/15/33	207,171
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	393,392
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,612,350
322,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	320,438
182,000	MasTec, Inc., 5.90%, due 06/15/29	190,641
163,000	Matador Resources Co., 6.25%, due 04/15/33 144A	164,173
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
98,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	88,896
322,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	304,415
300,000	Maya SAS/Paris France, 7.00%, due 04/15/32 144A	306,316
200,000	Maya SAS/Paris France, 8.50%, due 04/15/31 144A	214,665
305,590	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	262,370
422,000	MetLife, Inc., 6.40%, due 12/15/66	444,581
2,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	2,751,619
601,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	599,290
1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	873,370
505,000	MGM Resorts International, 4.75%, due 10/15/28	501,413
272,000	Michaels Cos., Inc., 5.25%, due 05/01/28 144A	251,711
178,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	149,520
362,000	Micron Technology, Inc., 2.70%, due 04/15/32	322,271
308,000	Micron Technology, Inc., 5.30%, due 01/15/31	318,819
383,000	Micron Technology, Inc., 5.65%, due 11/01/32	402,151
265,000	Micron Technology, Inc., 5.80%, due 01/15/35	278,916
121,000	Midcontinent Communications, 8.00%, due 08/15/32 144A	124,818
373,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	362,843
241,200	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	243,602
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32 144A	209,187
376,000	Millrose Properties, Inc., 6.38%, due 08/01/30 144A	382,678
75,000	Mineral Resources Ltd., 7.00%, due 04/01/31(d) 144A	76,017
1,250,000	Moody's Corp., 3.25%, due 05/20/50	866,202
715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)	624,204
2,321,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,050,440
673,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	584,755
1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,640,260
2,423,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	2,203,501
2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,388,562
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)(f)	902,211
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,248,563
701,000	Morgan Stanley, 5.17% (SOFR + 1.45%), due 01/16/30(b)	720,616
565,000	Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	583,199
600,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	542,548
461,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	420,993
370,000	MPLX LP, 4.50%, due 04/15/38	334,854
530,000	MPLX LP, 4.70%, due 04/15/48	444,237
655,000	MPLX LP, 4.80%, due 02/15/31	659,205
208,000	MPLX LP, 4.95%, due 09/01/32	208,758
213,000	MPLX LP, 5.00%, due 03/01/33	213,143
105,000	MPLX LP, 5.20%, due 03/01/47	94,562
685,000	MPLX LP, 5.50%, due 06/01/34	698,496
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(f)	187,768
210,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(f)	203,639
499,000	MSCI, Inc., 3.63%, due 11/01/31 144A	468,920
1,494,000	MSCI, Inc., 5.25%, due 09/01/35	1,506,935
695,000	Mylan, Inc., 5.40%, due 11/29/43	604,568
365,000	National Fuel Gas Co., 5.50%, due 03/15/30	377,494
72See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,497,407
565,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(b)(g)	596,632
320,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(g)	360,754
313,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29(f) 144A	317,527
242,000	NCL Corp. Ltd., 6.75%, due 02/01/32 144A	249,032
191,000	NCL Corp. Ltd., 5.88%, due 01/15/31 144A	191,130
176,000	NCL Corp. Ltd., Class C, 6.25%, due 09/15/33 144A	177,021
336,000	Newell Brands, Inc., 6.38%, due 05/15/30(f)	333,747
50,000	Newell Brands, Inc., 6.63%, due 05/15/32(f)	49,470
227,000	Newell Brands, Inc., 8.50%, due 06/01/28 144A	240,674
150,000	Newmont Corp., 5.45%, due 06/09/44	150,962
265,000	News Corp., 3.88%, due 05/15/29 144A	256,007
164,000	News Corp., 5.13%, due 02/15/32 144A	163,135
900,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28(f)	850,994
162,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	147,984
228,000	NextEra Energy Capital Holdings, Inc., 6.38% (5 yr. CMT + 2.05%), due 08/15/55(b)	236,950
68,000	NextEra Energy Capital Holdings, Inc., 6.50% (5 yr. CMT + 1.98%), due 08/15/55(b)	72,099
182,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	188,551
1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,891,737
190,000	NiSource, Inc., 3.60%, due 05/01/30	184,089
174,000	NMI Holdings, Inc., 6.00%, due 08/15/29(f)	180,053
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	179,742
2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,280,612
367,000	Novelis Corp., 4.75%, due 01/30/30 144A	354,336
218,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	201,728
788,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	726,745
261,000	NRG Energy, Inc., 4.45%, due 06/15/29(f) 144A	258,920
217,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	220,543
170,000	NRG Energy, Inc., 6.25%, due 11/01/34 144A	174,372
428,000	NRG Energy, Inc., 7.00%, due 03/15/33(f) 144A	473,506
235,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(g) 144A	256,895
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	172,353
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	416,698
255,000	NTT Finance Corp., 5.17%, due 07/16/32 144A	261,236
2,792,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, due 05/11/31	2,507,083
3,517,000	Occidental Petroleum Corp., 4.46%, due 10/10/36(j)	2,070,811
153,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	155,719
391,000	Occidental Petroleum Corp., 6.05%, due 10/01/54	381,859
500,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	531,736
159,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	166,364
517,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	554,319
412,000	OCP SA, 6.75%, due 05/02/34 144A	448,351
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	127,934
421,000	OneMain Finance Corp., 6.13%, due 05/15/30	426,660
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	63,540
655,000	ONEOK, Inc., 3.10%, due 03/15/30	618,792
75,000	ONEOK, Inc., 4.25%, due 09/15/46	58,996
370,000	ONEOK, Inc., 5.38%, due 06/01/29	381,188
370,000	ONEOK, Inc., 5.70%, due 11/01/54(f)	349,545
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,818,000	ONEOK, Inc., 6.05%, due 09/01/33	1,928,461
441,000	ONEOK, Inc., 6.63%, due 09/01/53	469,436
1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,083,328
2,205,000	Oracle Corp., 4.80%, due 09/26/32	2,208,398
290,000	Oracle Corp., 5.20%, due 09/26/35	291,707
268,000	Oracle Corp., 5.25%, due 02/03/32	276,390
684,000	Oracle Corp., 5.55%, due 02/06/53	647,658
177,000	Ovintiv, Inc., 6.25%, due 07/15/33	186,788
59,000	Ovintiv, Inc., 7.20%, due 11/01/31	65,181
180,000	Owens Corning, 3.88%, due 06/01/30(f)	175,965
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47	651,077
694,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	596,182
385,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	399,142
265,000	PacifiCorp, 2.70%, due 09/15/30	244,689
297,000	PacifiCorp, 7.38% (5 yr. CMT + 3.32%), due 09/15/55(b)	313,132
323,000	Pagaya U.S. Holdings Co. LLC, 8.88%, due 08/01/30 144A	301,565
485,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	504,797
109,000	Paramount Global, 4.20%, due 05/19/32	101,584
242,000	Paramount Global, 4.38%, due 03/15/43	186,898
544,000	Paramount Global, 4.95%, due 05/19/50	432,768
233,000	Parkland Corp., 4.50%, due 10/01/29 144A	227,087
242,000	Parkland Corp., 4.63%, due 05/01/30 144A	235,439
121,000	Parkland Corp., 6.63%, due 08/15/32 144A	124,414
415,000	PECO Energy Co., 3.05%, due 03/15/51	274,230
205,000	PECO Energy Co., 3.70%, due 09/15/47	160,351
3,790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	3,899,391
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41(f)	223,518
582,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	598,954
1,558,047	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,538,299
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	790,977
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,147,136
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	141,519
486,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	519,383
150,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, due 01/15/31(f)	150,379
113,000	Plains All American Pipeline LP/PAA Finance Corp., 5.60%, due 01/15/36	114,478
452,000	PNC Financial Services Group, Inc., 4.81% (SOFR + 1.26%), due 10/21/32(b)	458,418
1,444,000	PNC Financial Services Group, Inc., 5.40% (SOFR + 1.60%), due 07/23/35(b)	1,495,265
238,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.39%), due 01/29/36(b)	248,420
260,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	279,131
307,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(g)	315,513
353,000	Popular, Inc., 7.25%, due 03/13/28	369,062
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	127,961
1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,632,716
30,000	Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	30,266
20,000	Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	20,449
319,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	293,375
209,000	Qorvo, Inc., 4.38%, due 10/15/29	205,118
630,000	Quanta Services, Inc., 4.50%, due 01/15/31	629,922
180,000	Quanta Services, Inc., 5.25%, due 08/09/34	184,665
74See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
236,000	Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	244,643
174,000	Radian Group, Inc., 6.20%, due 05/15/29(f)	181,829
315,000	Rakuten Group, Inc., 9.75%, due 04/15/29 144A	354,490
536,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	472,900
626,000	Regions Financial Corp., 5.50% (SOFR + 2.06%), due 09/06/35(b)(f)	643,829
197,000	Regions Financial Corp., 5.72% (SOFR + 1.49%), due 06/06/30(b)	205,380
369,000	Reinsurance Group of America, Inc., 6.65% (5 yr. CMT + 2.39%), due 09/15/55(b)	387,659
1,582,000	Rentokil Terminix Funding LLC, 5.00%, due 04/28/30 144A	1,612,632
200,000	Repsol E&P Capital Markets U.S. LLC, 5.20%, due 09/16/30 144A	201,538
200,000	Repsol E&P Capital Markets U.S. LLC, 5.98%, due 09/16/35(f) 144A	203,856
367,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	332,502
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/06/31 144A	171,572
245,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	249,361
206,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	208,890
82,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, due 10/15/30(d) 144A	82,782
567,000	ROBLOX Corp., 3.88%, due 05/01/30 144A	541,335
77,000	Rocket Cos., Inc., 6.13%, due 08/01/30 144A	79,083
101,000	Rocket Cos., Inc., 6.38%, due 08/01/33 144A	104,370
616,000	Royal Bank of Canada, 6.50% (5 yr. CMT + 2.46%), due 11/24/85(b)	610,569
154,000	Royal Caribbean Cruises Ltd., 5.38%, due 01/15/36(d)	154,958
195,000	Royalty Pharma PLC, 5.15%, due 09/02/29	200,144
529,000	Ryder System, Inc., 4.90%, due 12/01/29	541,354
341,000	S&S Holdings LLC, 8.38%, due 10/01/31 144A	334,604
631,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	633,477
262,000	Sabre GLBL, Inc., 11.13%, due 07/15/30 144A	254,061
59,500	Saks Global Enterprises LLC, 11.00%, due 12/15/29 144A	21,718
217,000	Saks Global Enterprises LLC, 11.00%, due 12/15/29 144A	112,840
200,000	Sands China Ltd., 5.40%, due 08/08/28	204,745
225,000	Santander U.K. Group Holdings PLC, 4.32% (SOFR + 1.07%), due 09/22/29(b)	224,453
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(f)	397,648
240,000	Saudi Arabian Oil Co., 5.25%, due 07/17/34 144A	247,222
4,523,000	SBA Tower Trust, 4.83%, due 10/15/29 144A	4,556,393
328,000	Sempra, 5.50%, due 08/01/33(f)	342,103
370,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	378,586
290,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	300,885
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31 144A	170,900
140,063	SGUS LLC, 11.00%, due 12/15/29 144A	133,435
850,000	Simon Property Group LP, 6.75%, due 02/01/40	980,060
228,000	Sirius XM Radio LLC, 4.00%, due 07/15/28 144A	220,499
193,000	Sixth Street Lending Partners, 5.75%, due 01/15/30(f)	196,265
186,000	Sixth Street Lending Partners, 6.13%, due 07/15/30(f) 144A	192,385
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,336,467
371,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(g) 144A	350,507
1,130,000	Societe Generale SA, 5.52% (1 yr. CMT + 1.50%), due 01/19/28(b) 144A	1,145,357
583,000	Solventum Corp., 5.45%, due 03/13/31	608,219
196,000	Solventum Corp., 5.60%, due 03/23/34	204,165
1,131,000	Sonoco Products Co., 5.00%, due 09/01/34(f)	1,119,388
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
570,000	Southern California Edison Co., 3.45%, due 02/01/52	379,642
335,000	Southern California Edison Co., 4.00%, due 04/01/47	253,822
134,000	Southern Co., 5.20%, due 06/15/33	137,990
343,000	Southern Co., 5.70%, due 03/15/34	362,449
356,000	Southern Co., 6.38% (5 yr. CMT + 2.07%), due 03/15/55(b)	379,612
2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,188,043
271,000	Standard Building Solutions, Inc., 6.25%, due 08/01/33 144A	274,877
205,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	196,683
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,806
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	173,143
25,000	Starwood Property Trust, Inc., 5.25%, due 10/15/28(d) 144A	25,023
229,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	232,666
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,466,005
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,719,977
151,000	Sunoco LP, 5.63%, due 03/15/31 144A	149,980
265,000	Sunoco LP, 5.88%, due 03/15/34 144A	262,871
150,000	Sunoco LP, 6.25%, due 07/01/33 144A	152,785
152,000	Sunoco LP, 7.00%, due 05/01/29 144A	157,493
245,000	Sunoco LP, 7.25%, due 05/01/32 144A	257,304
454,000	Sunoco LP, 7.88% (5 yr. CMT + 4.23%)(b)(g) 144A	461,425
459,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	442,296
275,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	271,774
453,000	Targa Resources Corp., 5.50%, due 02/15/35	461,234
1,190,000	Targa Resources Corp., 6.15%, due 03/01/29	1,254,323
373,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	353,877
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	212,726
485,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	403,013
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	43,655
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	68,137
175,000	Tenneco, Inc., 8.00%, due 11/17/28 144A	175,445
68,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	71,260
478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/01/46	357,152
318,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, due 12/01/30	327,818
1,290,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,265,331
1,604,000	T-Mobile USA, Inc., 5.88%, due 11/15/55	1,639,585
296,000	TopBuild Corp., 5.63%, due 01/31/34 144A	295,133
280,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	274,548
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	109,838
141,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	136,006
336,000	Travel & Leisure Co., 6.13%, due 09/01/33 144A	335,283
203,000	TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	215,886
387,000	Truist Financial Corp., 5.15% (SOFR + 1.57%), due 08/05/32(b)	398,391
2,600,000	Truist Financial Corp., 5.71% (SOFR + 1.92%), due 01/24/35(b)	2,729,267
895,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	948,569
275,000	Truist Financial Corp., 6.12% (SOFR + 2.30%), due 10/28/33(b)	296,387
426,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	459,579
552,000	U.S. Bancorp, 4.84% (SOFR + 1.60%), due 02/01/34(b)	554,587
76See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
288,000	U.S. Bancorp, 5.08% (SOFR + 1.30%), due 05/15/31(b)	296,238
304,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	314,375
511,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	544,685
323,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	333,780
259,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	282,885
337,000	UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(b)(g) 144A	346,330
297,000	UBS Group AG, 7.13% (5 yr. USD SOFR ICE Swap + 3.18%)(b)(g) 144A	305,910
367,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(g) 144A	437,579
87,000	Under Armour, Inc., 7.25%, due 07/15/30 144A	87,110
399,726	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	412,586
304,139	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	311,302
292,405	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	281,003
1,616,781	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,613,792
277,161	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	266,864
470,217	United Airlines Pass-Through Trust, 5.80%, due 01/15/36	487,990
453,965	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	466,971
580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	579,608
238,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	234,536
265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	266,556
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	673,607
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	105,791
535,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	471,993
70,000	UnitedHealth Group, Inc., 5.30%, due 06/15/35	72,390
499,000	UnitedHealth Group, Inc., 5.75%, due 07/15/64	497,192
137,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 02/15/29(f) 144A	128,783
456,000	Universal Health Services, Inc., 2.65%, due 10/15/30	411,796
120,000	University of Chicago, 2.76%, due 04/01/45	95,005
350,000	University of Southern California, 2.95%, due 10/01/51	233,233
238,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	218,414
405,000	Var Energi ASA, 5.88%, due 05/22/30 144A	421,522
1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,232,159
877,000	Var Energi ASA, 8.00%, due 11/15/32 144A	1,019,021
65,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	62,347
195,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	184,182
215,000	Venture Global LNG, Inc., 7.00%, due 01/15/30(f) 144A	222,630
765,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(g) 144A	758,711
399,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	439,957
617,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	461,081
1,544,000	Verisk Analytics, Inc., 5.13%, due 02/15/36(f)	1,559,195
496,000	Verizon Communications, Inc., 2.55%, due 03/21/31	451,081
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	369,207
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,191,609
515,000	Viatris, Inc., 3.85%, due 06/22/40	392,936
185,000	Viatris, Inc., 4.00%, due 06/22/50	126,301
555,000	VICI Properties LP, 5.13%, due 11/15/31	563,436
415,000	VICI Properties LP, 5.13%, due 05/15/32	419,256
205,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	200,276
1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,218,405
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
348,000	Viking Cruises Ltd., 5.88%, due 10/15/33(d) 144A	348,679
293,000	Viper Energy Partners LLC, 4.90%, due 08/01/30	295,416
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,087,939
91,000	Virtusa Corp., 7.13%, due 12/15/28 144A	89,236
107,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(g) 144A	109,527
665,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	660,156
195,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	194,501
179,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	187,343
458,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	511,174
310,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(b)	327,927
340,000	WakeMed, 3.29%, due 10/01/52(f)	234,819
228,000	Warnermedia Holdings, Inc., 4.28%, due 03/15/32(f)	209,190
457,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42	365,118
151,000	Webster Financial Corp., 5.78% (5 yr. CMT + 2.13%), due 09/11/35(b)	151,178
200,000	Weir Group, Inc., 5.35%, due 05/06/30 144A	205,806
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,739,129
1,359,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,265,418
1,905,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	1,927,912
2,694,000	Wells Fargo & Co., 5.15% (SOFR + 1.50%), due 04/23/31(b)	2,779,100
308,000	Wells Fargo & Co., 5.21% (SOFR + 1.38%), due 12/03/35(b)	314,821
207,000	Wells Fargo & Co., 5.24% (SOFR + 1.11%), due 01/24/31(b)	214,216
1,720,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	1,787,738
640,000	Wells Fargo & Co., 6.49% (SOFR + 2.06%), due 10/23/34(b)	711,325
467,000	Western Midstream Operating LP, 4.05%, due 02/01/30	455,994
219,000	Western Midstream Operating LP, 5.45%, due 11/15/34	219,433
153,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	157,421
165,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	171,643
201,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	205,779
186,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	192,817
272,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	258,192
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	274,902
157,000	XHR LP, 6.63%, due 05/15/30 144A	161,510
610,000	Yale University, 2.40%, due 04/15/50(f)	372,465
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	953,729
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,230,870
560,000	Yara International ASA, 7.38%, due 11/14/32 144A	635,122
		481,753,439
	Mortgage Backed Securities - Private Issuers — 7.1%
323,000	1301 Trust 2025-AOA, Series 2025-1301, Class A, 5.23%, due 08/11/42(e) 144A	327,544
69,693	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(e) 144A	66,328
186,186	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(e) 144A	157,551
317,221	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(e) 144A	277,787
212,057	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(c) 144A	211,080
1,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	893,381
160,711	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(e) 144A	145,680
813,761	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(c) 144A	790,403
78See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
421,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/41(e) 144A	435,925
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(e) 144A	183,475
971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	916,407
2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,912,268
1,438,152	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,362,516
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,640,028
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	2,050,326
2,224,000	Bank, Series 2021-BN36, Class A5, 2.47%, due 09/15/64	1,985,754
2,408,000	Bank5, Series 2025-5YR16, Class A3, 5.28%, due 08/15/63	2,489,381
22,990	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	22,514
42,908	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	40,450
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,800,890
1,233,599	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.51%, due 09/15/56(e)	1,296,639
162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	166,426
171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	178,535
2,052,000	BBCMS Mortgage Trust, Series 2025-C32, Class A5, 5.72%, due 02/15/62	2,190,486
88,843	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	87,666
79,556	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	75,334
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,255,713
1,100,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	1,000,516
135,717	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	135,427
620,706	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	610,224
2,977,645	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,804,692
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,484,490
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	835,988
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,587,479
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56(e)	3,123,064
1,147,407	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,215,042
402,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	421,458
2,218,000	Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%, due 04/15/57	2,324,328
2,580,000	Benchmark Mortgage Trust, Series 2025-V17, Class A3, 5.07%, due 09/15/58	2,645,452
1,620,000	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.32%, due 09/15/57	1,669,944
177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(e)	184,602
2,027,000	BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.58%, due 05/15/58	2,115,048
135,496	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(e) 144A	127,364
1,108,578	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(e) 144A	1,106,268
1,468,743	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 4.96% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,464,567
260,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/09/41 144A	245,930
1,657,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	1,670,515
201,000	CENT 2025-CITY, Series 2025-CITY, Class A, 5.09%, due 07/10/40(e) 144A	203,490
956,471	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/52(e) 144A	923,785
65,003	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	64,824
2,281,182	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,258,864
454,220	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(e) 144A	408,214
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,447,351	Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, 5.50%, due 06/25/56(e) 144A	1,457,282
1,227,991	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(e) 144A	1,220,494
2,441,565	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.08%, due 05/10/47(e)	24
277,659	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	262,805
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 10/12/40(e) 144A	391,918
255,640	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(e) 144A	217,197
201,276	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(e) 144A	169,448
114,633	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(e) 144A	99,504
174,226	COLT Mortgage Loan Trust, Series 2025-6, Class A1, 5.53%, due 08/25/70(c) 144A	175,921
388,205	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(e) 144A	337,884
1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,305,845
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	983,572
1,762,151	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,623,737
168,203	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(e) 144A	162,710
201,668	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(e) 144A	181,345
180,776	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(e) 144A	156,727
264,317	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(e) 144A	227,189
155,000	EFMT, Series 2025-INV4, Class A1, 5.10%, due 10/25/70(c) 144A	155,309
53,975	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(e) 144A	47,340
118,396	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(e) 144A	99,799
729,721	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	713,191
509,441	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	489,132
472,821	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	459,230
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 7.26% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	391,149
369,763	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.66% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	376,651
215,610	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(e) 144A	187,019
536,652	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(e) 144A	445,338
173,690	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(e) 144A	155,691
159,675	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(e) 144A	137,857
239,471	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(e) 144A	208,452
204,000	GCAT Trust, Series 2025-NQM5, Class A1, 4.98%, due 08/25/70(e) 144A	203,922
2,015,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,919,719
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,457,388
1,015,239	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	967,187
103,604	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(e) 144A	93,845
33,337	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(e) 144A	31,666
324,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, due 01/13/40(e) 144A	335,133
152,259	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(e) 144A	133,854
80See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
482,460	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	479,061
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	321,389
1,412,666	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(e) 144A	1,419,431
1,782,654	JP Morgan Mortgage Trust, Series 2025-2, Class A4A, 5.50%, due 07/25/55(e) 144A	1,794,137
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	765,309
277,360	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	272,435
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	672,032
960,482	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	947,469
519,200	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 2.99% (1 mo. EURIBOR + 1.10%), due 01/24/63(b) 144A	611,159
61,320	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.89%, due 10/25/66(c) 144A	61,370
85,749	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(e) 144A	80,924
382,828	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.79%, due 06/25/56(e) 144A	379,856
254,876	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	251,167
1,280,000	Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35, Series 2025-C35, Class A5, 5.63%, due 08/15/58	1,360,926
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,540,849
3,110,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	3,007,628
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	879,087
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(e) 144A	181,602
92,527	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.02% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	90,979
176,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.46%, due 11/05/41(e) 144A	174,268
143,709	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	135,863
99,921	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(e) 144A	83,839
154,024	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(e) 144A	128,146
207,388	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(e) 144A	171,215
130,000	OBX Trust, Series 2025-NQM18, Class A1, 5.06%, due 09/25/65(e) 144A	130,324
339,059	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(e) 144A	303,567
205,924	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(c) 144A	200,620
626,100	PRPM LLC, Series 2025-RCF1, Class A1, 4.50%, due 02/25/55(c) 144A	622,150
326,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/41 144A	336,161
375,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	391,939
1,200,000	SCG Trust, Series 2025-SNIP, Class A, 5.75% (1 mo. USD Term SOFR + 1.50%), due 09/15/30(b) 144A	1,202,704
97,350	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(e) 144A	96,076
1,108,670	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(e) 144A	1,121,422
1,484,212	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(e) 144A	1,503,336
1,422,000	Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, due 09/25/55(e) 144A	1,432,720
289,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	250,715
306,885	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(e) 144A	277,686
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
208,079	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(e) 144A	198,093
201,266	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(e) 144A	196,282
157,841	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(e) 144A	151,880
56,746	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 5.27% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	56,834
247,599	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	226,033
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(e) 144A	467,764
464,075	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.54%, due 10/27/64(e) 144A	465,259
721,532	Towd Point Mortgage Trust, Series 2025-CES1, Class A1, 5.71%, due 02/25/55(c) 144A	728,917
234,000	VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, due 07/13/44(e) 144A	236,650
108,565	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(e) 144A	95,693
162,126	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(e) 144A	138,130
184,803	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(e) 144A	161,276
55,485	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(e) 144A	53,470
5,064	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 5.68%, due 09/25/33(e)	5,032
842,346	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	830,146
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,558,565
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,728,676
189,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class A3, 5.67%, due 05/15/58	198,217
286,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, 5.19%, due 10/15/58(d)	294,517
193,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.53%, due 07/15/40(e) 144A	198,161
		103,243,692
	Mortgage Backed Securities - U.S. Government Agency Obligations — 28.8%
143,872	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	144,870
102,154	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	99,147
183,786	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	174,432
144,892	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	141,528
90,218	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	95,211
44,575	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	46,457
166,238	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	170,740
310,499	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	311,120
231,232	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	212,907
139,006	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	133,984
472,676	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	427,978
219,120	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	198,399
37,635	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	37,342
18,483	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	17,254
265,748	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	255,953
138,696	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	133,583
121,673	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	120,375
56,133	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	53,534
82See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
38,734	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	35,307
187,254	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	176,048
741,254	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	671,467
272,787	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	254,804
116,920	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	109,826
419,515	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	423,315
618,144	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	584,363
772,653	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	701,977
83,293	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	75,433
56,835	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	52,290
66,875	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	64,375
416,505	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	390,090
50,998	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	47,812
222,894	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	204,232
137,914	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	129,458
20,208	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	18,894
57,366	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	56,425
417,908	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	407,168
62,410	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	59,052
135,081	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	127,728
368,354	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	351,957
141,151	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	133,394
360,830	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	346,793
38,250	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	36,024
271,051	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	255,166
48,188	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	45,110
143,448	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	134,360
458,623	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	430,296
23,143	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	21,693
10,482	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	10,067
43,003	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	41,321
39,489	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	39,068
149,791	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	143,992
116,178	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	111,847
1,042,439	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	933,556
667,695	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	593,948
453,475	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	405,306
178,441	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	158,713
1,190,484	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	968,350
234,600	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	200,091
1,241,197	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,020,931
734,057	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	623,465
368,154	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	313,446
411,528	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	366,532
1,026,289	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	912,708
671,986	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	642,405
59,979	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	57,528
642,676	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	644,700
209,353	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	187,378
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,363,751	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,222,248
782,661	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	696,223
1,361,901	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,254,347
603,444	Federal Home Loan Mortgage Corp., Pool # RA6950, 3.50%, due 03/01/52	555,229
511,665	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	472,328
2,674,624	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,272,625
1,727,003	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,636,376
1,751,638	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,655,917
2,335,400	Federal Home Loan Mortgage Corp., Pool # RA7787, 5.00%, due 08/01/52	2,340,616
1,942,243	Federal Home Loan Mortgage Corp., Pool # RA8516, 4.50%, due 02/01/53	1,906,527
1,129,562	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,125,698
1,545,256	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,339,372
1,042,447	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	966,474
1,819,876	Federal Home Loan Mortgage Corp., Pool # RJ3009, 5.00%, due 12/01/54	1,822,121
1,313,353	Federal Home Loan Mortgage Corp., Pool # RJ3472, 5.50%, due 02/01/55	1,341,214
3,365,519	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,200,582
1,892,183	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	1,834,699
320,503	Federal Home Loan Mortgage Corp., Pool # SB8166, 3.50%, due 06/01/37	310,792
190,180	Federal Home Loan Mortgage Corp., Pool # SB8178, 4.00%, due 09/01/37	187,384
239,995	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	239,846
1,214,227	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,214,924
317,605	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	317,787
867,333	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	824,816
2,417,411	Federal Home Loan Mortgage Corp., Pool # SD0291, 5.00%, due 03/01/50	2,441,299
882,097	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	756,993
364,334	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	324,779
378,239	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	336,685
1,649,764	Federal Home Loan Mortgage Corp., Pool # SD0965, 3.50%, due 04/01/52	1,523,160
1,213,723	Federal Home Loan Mortgage Corp., Pool # SD1040, 4.00%, due 06/01/52	1,150,390
509,539	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	498,512
2,586,519	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,536,153
1,853,391	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,860,690
1,437,005	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,365,451
1,209,108	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,179,883
1,500,577	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,471,357
2,311,157	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,217,744
1,127,754	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,124,668
861,357	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	845,518
799,309	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	782,011
842,515	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	840,340
448,189	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	438,490
630,363	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	630,458
662,710	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	660,863
2,833,155	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	2,892,743
419,001	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	409,934
1,483,578	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,483,265
1,430,367	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,361,836
395,434	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	388,163
3,214,268	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,213,574
84See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,504,840	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,475,536
332,302	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	339,170
733,638	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	736,761
373,202	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	379,680
915,237	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	915,653
458,315	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	436,690
1,335,801	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,311,378
1,704,177	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,670,653
1,159,337	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,162,315
775,105	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	733,111
900,504	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	830,220
1,007,784	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	936,837
453,859	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	429,057
475,174	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	437,645
504,781	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	479,698
1,179,818	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,084,063
869,077	Federal Home Loan Mortgage Corp., Pool # SD5100, 4.00%, due 10/01/52	822,128
355,912	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	316,620
768,530	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	782,350
1,328,849	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,330,210
601,743	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	553,111
1,192,266	Federal Home Loan Mortgage Corp., Pool # SD6755, 3.50%, due 11/01/52	1,105,536
837,856	Federal Home Loan Mortgage Corp., Pool # SD7170, 5.00%, due 12/01/54	839,252
1,067,931	Federal Home Loan Mortgage Corp., Pool # SD7334, 5.50%, due 01/01/55	1,081,966
1,235,207	Federal Home Loan Mortgage Corp., Pool # SD7408, 5.50%, due 01/01/55	1,266,776
4,149,714	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,570,368
998,049	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	857,700
2,122,237	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,827,999
1,456,485	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,300,071
4,321,604	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	3,709,846
3,470,512	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,432,247
3,167,216	Federal Home Loan Mortgage Corp., Pool # SD7565, 5.50%, due 09/01/53	3,245,067
2,240	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,071
3,732,855	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,042,670
697,190	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	536,835
336,893	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	274,252
485,548	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	395,470
2,339,403	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,903,939
998,058	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	811,652
29,982	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	24,380
2,993,931	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,546,088
4,770,942	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	3,878,369
2,750,063	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,335,567
867,439	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	737,291
1,494,890	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,263,949
1,215,178	Federal Home Loan Mortgage Corp., Pool # SD8193, 2.00%, due 02/01/52	984,852
911,313	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	887,912
373,371	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	383,561
3,435,255	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,425,146
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,234,967	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,251,626
3,376,942	Federal Home Loan Mortgage Corp., Pool # SD8408, 5.50%, due 03/01/54	3,411,882
1,232,104	Federal Home Loan Mortgage Corp., Pool # SD8475, 5.50%, due 11/01/54	1,243,795
2,472,939	Federal Home Loan Mortgage Corp., Pool # SD8491, 5.00%, due 12/01/54	2,455,089
494,778	Federal Home Loan Mortgage Corp., Pool # SD8492, 5.00%, due 01/01/55	491,207
1,038,597	Federal Home Loan Mortgage Corp., Pool # SL0331, 5.50%, due 02/01/55	1,056,910
741,094	Federal Home Loan Mortgage Corp., Pool # SL0765, 4.50%, due 02/01/54	725,057
682,462	Federal Home Loan Mortgage Corp., Pool # SL1031, 4.00%, due 01/01/54	645,274
1,378,122	Federal Home Loan Mortgage Corp., Pool # SL1810, 5.50%, due 05/01/55	1,404,622
54,220	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	53,435
169,010	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	166,405
349,679	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	337,009
197,666	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	179,953
27,418	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	25,669
600,122	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	560,556
189,418	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	182,214
119,113	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	114,527
882,517	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	824,132
297,387	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	315,669
303,642	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	273,479
11,176,175	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.44%, due 01/25/30(e)	548,130
26,546	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	27,870
137,128	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	140,528
136,861	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	134,200
69,529	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	71,857
141,430	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	146,547
115,222	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	117,693
8,078	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	7,664
257,540	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	237,195
414,315	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	392,317
107,808	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	97,233
199,279	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	188,053
85,903	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	83,594
671,952	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	618,028
1,290,378	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,297,380
129,532	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	130,115
99,617	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	105,029
284,124	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	276,902
54,267	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	55,606
274,154	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	274,458
232,103	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	220,977
116,647	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	113,549
239,082	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	239,397
456,170	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	432,796
277,279	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	269,829
306,470	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	289,309
355,561	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	335,690
86See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
20,917	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	19,857
405,215	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	402,344
467,747	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	439,991
371,707	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	357,990
32,671	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	30,638
36,527	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	34,174
94,630	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	88,677
53,368	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	51,934
38,654	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	35,580
136,649	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	125,811
23,940	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	22,042
252,277	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	237,308
28,853	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	27,140
7,947	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	7,475
104,629	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	98,420
57,933	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	55,755
84,944	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	81,776
129,550	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	121,648
55,959	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	52,263
69,202	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	66,084
154,853	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	133,758
1,340,762	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,208,766
28,556	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	25,913
91,200	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	85,168
62,552	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	56,762
25,464	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	24,495
156,567	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	141,784
331,234	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	318,638
60,239	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	56,340
24,807	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	23,990
202,970	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	195,439
345,602	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	338,576
165,565	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	163,566
100,188	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	93,908
88,368	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	85,008
533,813	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	500,352
575,928	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	556,913
421,698	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	381,483
37,933	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	34,316
146,003	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	132,757
290,660	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	271,023
215,355	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	218,500
112,924	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	105,858
582,745	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	560,370
353,638	Federal National Mortgage Association, Pool # BM4377, 6.85%, (1 yr. USD RFUCC + 1.87%), due 04/01/38(b)	367,190
7,648	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	7,126
398,536	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	366,567
1,643,761	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	1,591,314
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
503,907	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	461,341
119,730	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	111,003
38,745	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	36,181
218,720	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	210,360
82,642	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	79,544
189,086	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	170,929
7,097	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	6,585
347,324	Federal National Mortgage Association, Pool # BM6482, 6.45%, (1 yr. USD RFUCC + 1.58%), due 04/01/47(b)	359,523
163,914	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	151,565
7,262	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	6,456
323,594	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	301,426
239,668	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	212,947
1,167,570	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	994,604
404,421	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	347,370
1,067,880	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	953,011
633,155	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	627,207
398,577	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	372,452
250,568	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	233,471
10,931	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	10,511
211,799	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	203,221
565,931	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	571,484
372,072	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	327,840
26,773	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	23,938
452,465	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	418,090
947,024	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	840,676
2,300,351	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	2,128,598
657,095	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	565,099
791,941	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	643,946
224,693	Federal National Mortgage Association, Pool # CA9303, 3.00%, due 02/01/51	199,269
4,869,105	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,203,622
1,172,640	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	955,257
1,374,296	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,301,714
446,056	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	381,994
4,646,314	Federal National Mortgage Association, Pool # CB2857, 2.50%, due 02/01/52	3,983,137
387,112	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	331,091
1,022,084	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	900,613
377,308	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	349,333
697,428	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	595,269
1,816,673	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,726,126
620,524	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	570,976
1,454,962	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,330,593
884,492	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	836,437
899,244	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	881,734
651,181	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	615,596
373,097	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	365,024
704,233	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	703,540
702,577	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	667,594
1,353,364	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,320,306
88See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
893,005	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	874,029
1,089,243	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,066,766
1,799,720	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,787,107
4,234,040	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,265,273
3,280,132	Federal National Mortgage Association, Pool # CB4354, 5.00%, due 08/01/52	3,297,043
881,545	Federal National Mortgage Association, Pool # CB4384, 4.50%, due 08/01/52	864,216
1,279,689	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,247,306
1,715,858	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,679,336
708,851	Federal National Mortgage Association, Pool # CB4562, 5.00%, due 09/01/52	707,971
438,323	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	427,949
1,344,345	Federal National Mortgage Association, Pool # CB4808, 4.00%, due 10/01/52	1,270,882
328,499	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	328,498
1,594,458	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,601,245
1,277,495	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,279,804
1,333,059	Federal National Mortgage Association, Pool # CB9429, 5.00%, due 11/01/54	1,326,455
464,620	Federal National Mortgage Association, Pool # CB9485, 5.50%, due 11/01/54	473,363
1,836,443	Federal National Mortgage Association, Pool # CB9649, 5.00%, due 12/01/54	1,831,891
1,152,585	Federal National Mortgage Association, Pool # CC0525, 5.50%, due 06/01/55	1,169,865
962,300	Federal National Mortgage Association, Pool # DE3615, 5.50%, due 07/01/55	972,580
2,525,092	Federal National Mortgage Association, Pool # FA0018, 2.50%, due 04/01/52	2,155,239
884,964	Federal National Mortgage Association, Pool # FA0243, 5.50%, due 12/01/54	899,927
694,419	Federal National Mortgage Association, Pool # FA1034, 3.50%, due 08/01/53	642,291
410,167	Federal National Mortgage Association, Pool # FA1626, 4.00%, due 09/01/52	387,882
1,066,413	Federal National Mortgage Association, Pool # FA1655, 3.50%, due 12/01/52	985,408
593,531	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	536,420
155,791	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	145,376
116,309	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	105,186
456,442	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	413,931
458,964	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	413,273
250,146	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	227,211
350,293	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	308,649
244,218	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	218,432
1,514,729	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,393,075
647,916	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	622,476
295,714	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	283,461
324,871	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	299,009
433,090	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	434,503
762,194	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	698,944
983,114	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	866,224
1,055,667	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	976,672
582,661	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	502,008
2,399,826	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	1,971,849
23,937	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	22,997
692,874	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	640,675
1,685,190	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,386,384
635,213	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	605,315
624,853	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	601,114
235,267	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	206,947
958,224	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	921,266
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,540,720	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,477,667
1,504,588	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,442,686
911,187	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	874,847
748,636	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	641,825
1,246,327	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,198,517
4,059,795	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,494,530
2,746,505	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,255,261
1,185,114	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,089,472
829,413	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	713,689
476,603	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	456,599
1,168,493	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,078,020
883,215	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	759,468
962,472	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	821,502
2,000,626	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,778,576
108,147	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	103,949
1,809,584	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,610,414
330,876	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	293,598
398,948	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	351,471
1,131,403	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,006,174
464,779	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	429,600
352,169	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	314,946
280,516	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	269,755
194,981	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	184,806
2,466,879	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,106,006
1,141,485	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,097,754
361,920	Federal National Mortgage Association, Pool # FS2060, 4.00%, due 06/01/52	344,844
1,951,681	Federal National Mortgage Association, Pool # FS2065, 4.00%, due 06/01/52	1,858,029
935,164	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	896,949
59,278	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	56,668
1,405,204	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,384,695
851,594	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	820,477
414,621	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	408,570
1,853,734	Federal National Mortgage Association, Pool # FS3040, 3.00%, due 12/01/51	1,634,243
546,941	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	519,620
546,526	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	534,699
584,476	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	573,095
413,804	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	413,546
262,070	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	262,221
876,493	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	894,575
819,889	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	821,604
1,600,994	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,569,820
1,825,577	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,822,404
1,040,098	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,017,590
1,086,216	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,032,986
806,112	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	716,958
340,750	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	334,485
831,569	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	848,073
1,388,359	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,131,080
1,552,484	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,468,854
90See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
405,845	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	383,856
1,365,346	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,258,036
650,115	Federal National Mortgage Association, Pool # FS6431, 3.50%, due 09/01/52	599,408
385,788	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	345,052
671,107	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	685,509
598,936	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	587,923
878,090	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	808,739
1,845,364	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,727,170
2,710,161	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,330,134
944,021	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	959,597
1,119,257	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	1,060,854
581,965	Federal National Mortgage Association, Pool # FS9784, 5.50%, due 11/01/54	592,441
58,156	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	52,663
89,530	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	77,769
14,211	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	13,670
2,147,462	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,942,020
260,159	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	248,013
247,285	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	237,959
72,697	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	67,565
279,700	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	269,630
266,898	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	257,288
53,711	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	52,329
2,774,814	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,589,209
5,879,906	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,478,710
116,759	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	112,558
84,376	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	78,636
212,074	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	197,035
55,199	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	54,490
44,906	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	44,354
64,689	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	59,927
50,786	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	48,791
523,993	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	466,206
3,397,703	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,022,600
108,296	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	96,094
258,272	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	248,836
624,474	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	509,401
389,972	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	346,857
108,296	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	92,148
1,390,462	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,132,797
901,449	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	764,046
365,297	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	281,282
276,548	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	240,069
660,342	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	537,975
3,120,910	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,401,071
422,957	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	366,892
440,181	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	338,773
1,566,422	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,275,496
761,837	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	647,681
874,313	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	672,663
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,765,005	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,434,261
431,882	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	374,317
89,409	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	72,710
197,146	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	159,776
4,592,339	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	3,733,203
1,313,495	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,113,842
241,354	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	210,269
281,445	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	239,218
347,941	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	308,029
390,497	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	331,473
832,536	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	733,895
297,891	Federal National Mortgage Association, Pool # MA4600, 3.50%, due 05/01/52	272,810
1,245,117	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,175,346
1,074,620	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,016,066
2,219,401	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	2,164,386
744,499	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	742,424
2,838,658	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	2,767,998
911,538	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	908,996
1,742,793	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,740,898
1,499,771	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,537,550
990,761	Federal National Mortgage Association, Pool # MA4941, 5.50%, due 03/01/53	1,003,727
518,780	Federal National Mortgage Association, Pool # MA4978, 5.00%, due 04/01/53	517,173
3,877,418	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	3,928,513
826,580	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	837,281
1,054,192	Federal National Mortgage Association, Pool # MA5038, 5.00%, due 06/01/53	1,050,655
397,212	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	407,165
1,788,693	Federal National Mortgage Association, Pool # MA5711, 5.00%, due 05/01/40	1,807,916
349,587	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	362,485
949	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	974
96,143	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	96,765
18,201	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	18,318
107,998	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	104,591
102,034	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	98,814
256,154	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	257,811
396,812	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	399,379
207,446	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	200,251
15,713	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	14,498
1,344,001	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,290,390
141,793	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	141,321
2,462,548	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,113,498
347,914	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	334,997
79,503	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	71,598
556,046	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	514,425
305,233	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	282,379
151,682	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	144,081
22,730	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	20,944
101,355	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	96,213
92See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
57,528	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	53,008
195,737	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	180,195
157,262	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	148,776
32,919	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	30,224
106,930	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	103,332
48,712	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	44,744
98,454	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	92,301
79,715	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	76,705
71,711	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	65,179
166,802	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	155,251
67,161	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	64,480
100,783	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	96,823
189,354	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	187,776
164,125	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	149,037
313,313	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	289,764
232,773	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	211,221
109,382	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	101,758
63,717	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	63,278
56,614	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	49,993
89,075	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	85,184
139,634	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	126,694
131,847	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	122,463
336,944	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	322,551
95,010	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	90,951
385,180	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	357,765
45,159	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	44,838
15,631	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	15,520
186,007	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	177,943
106,311	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	98,744
108,588	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	103,947
88,282	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	87,327
37,770	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	38,353
64,994	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	60,188
3,588,810	Government National Mortgage Association, Pool # MA5764, 4.50%, due 02/20/49	3,556,475
60,503	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	57,781
218,768	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	198,494
835,414	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	803,070
422,250	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	379,614
3,506,125	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,222,878
152,765	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	137,195
354,635	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	318,033
69,278	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	66,120
1,922,679	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,659,649
45,414	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	39,159
5,000,528	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	4,139,253
207,566	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	179,393
158,384	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	136,813
2,853,241	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	2,459,348
3,888,965	Government National Mortgage Association, Pool # MA7880, 2.00%, due 02/20/52	3,217,774
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,588,735	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,463,489
827,873	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	785,691
2,656,400	Government National Mortgage Association, Pool # MA8044, 3.50%, due 05/20/52	2,445,053
1,568,604	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,489,241
2,400,421	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,275,506
1,432,111	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,447,379
2,668,218	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,322,165
878,500	Government National Mortgage Association, Pool # MA8725, 5.00%, due 03/20/53	879,201
1,705,788	Government National Mortgage Association, Pool # MA9782, 7.00%, due 07/20/54	1,756,556
499,951	Government National Mortgage Association, Pool # MB0150, 7.00%, due 01/20/55	514,186
500,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 10/01/55	421,326
1,000,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 10/01/55	991,892
		416,999,529
	Municipal Obligations — 0.7%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,823
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	375,619
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,441,705
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	78,997
1,055,000	Empire State Development Corp., 5.77%, due 03/15/39	1,091,552
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	190,738
555,129	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	552,613
280,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	271,647
338,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	370,845
885,000	State of California, 7.50%, due 04/01/34	1,039,242
655,000	State of California, 7.55%, due 04/01/39	800,041
935,000	State of Connecticut, 3.98%, due 06/15/29	940,327
1,690,000	University of Michigan, 4.45%, due 04/01/22(h)	1,364,864
940,000	University of Virginia, 2.26%, due 09/01/50	555,657
595,000	University of Virginia, 2.58%, due 11/01/51	372,190
185,000	University of Virginia, 4.18%, due 09/01/17(h)	141,328
		9,647,188
	Sovereign Debt Obligations — 0.5%
200,000	Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	183,200
200,000	Cassa Depositi e Prestiti SpA, 4.38%, due 10/01/30(d) 144A	201,203
200,000	Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	211,195
560,000	Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	572,740
535,000	Hungary Government International Bonds, 5.38%, due 09/26/30 144A	550,938
999,000	Israel Government International Bonds, 5.38%, due 02/19/30	1,031,686
695,000	Mexico Government International Bonds, 6.88%, due 05/13/37	751,295
300,000	Mexico Government International Bonds, 6.75%, due 09/27/34	327,825
320,000	Province of Alberta, 1.30%, due 07/22/30	284,199
175,000	Province of Alberta, 3.30%, due 03/15/28	173,149
100,000	Province of Manitoba, 2.13%, due 06/22/26	98,697
220,000	Province of Quebec, 2.75%, due 04/12/27	216,766
1,590,000	Romania Government International Bonds, 5.75%, due 09/16/30 144A	1,623,088
94See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Sovereign Debt Obligations — continued
400,000	Serbia International Bonds, 6.25%, due 05/26/28(i)	417,527
		6,643,508
	U.S. Government and Agency Obligations — 18.4%
75,000	Federal National Mortgage Association, 0.88%, due 08/05/30	65,594
310,000	Federal National Mortgage Association, 4.42%, due 03/17/31(j)	248,694
545,000	Federal National Mortgage Association, 6.63%, due 11/15/30	616,264
150,000	Tennessee Valley Authority, 1.50%, due 09/15/31	130,587
910,000	Tennessee Valley Authority, 5.25%, due 02/01/55	909,114
60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	68,426
75,000	Tennessee Valley Authority Generic STRIPS, 4.78%, due 07/15/34(j)	51,373
10,753,000	U.S. Treasury Bonds, 1.38%, due 08/15/50	5,409,893
5,891,000	U.S. Treasury Bonds, 1.63%, due 11/15/50	3,162,501
7,639,000	U.S. Treasury Bonds, 2.00%, due 02/15/50	4,569,823
2,240,000	U.S. Treasury Bonds, 2.38%, due 11/15/49	1,466,238
18,915,000	U.S. Treasury Bonds, 2.38%, due 05/15/51(k)	12,173,576
17,310,000	U.S. Treasury Bonds, 3.00%, due 02/15/49(l)	12,964,581
5,700,000	U.S. Treasury Bonds, 3.25%, due 05/15/42	4,790,672
2,726,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	2,190,597
9,905,000	U.S. Treasury Bonds, 3.63%, due 08/15/43	8,645,208
3,214,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	2,972,573
930,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	823,195
13,341,000	U.S. Treasury Bonds, 4.25%, due 02/15/54	12,318,016
6,893,000	U.S. Treasury Bonds, 4.25%, due 08/15/54	6,365,255
600,000	U.S. Treasury Bonds, 4.38%, due 08/15/43	579,246
17,088,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	16,717,537
10,462,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	10,388,030
12,095,000	U.S. Treasury Bonds, 4.63%, due 11/15/44	11,985,862
8,594,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	8,450,319
6,221,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	6,289,042
1,805,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	1,808,596
10,882,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	10,919,407
2,942,000	U.S. Treasury Bonds, 4.75%, due 08/15/55	2,952,573
209,000	U.S. Treasury Bonds, 4.88%, due 08/15/45	213,686
6,192,000	U.S. Treasury Bonds, 5.00%, due 05/15/45	6,431,456
2,925,431	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2,793,846
2,155,000	U.S. Treasury Notes, 0.50%, due 04/30/27	2,052,006
2,960,000	U.S. Treasury Notes, 2.75%, due 07/31/27	2,914,039
2,300,000	U.S. Treasury Notes, 3.25%, due 06/30/27	2,285,266
3,365,000	U.S. Treasury Notes, 3.38%, due 09/15/28	3,342,260
5,218,000	U.S. Treasury Notes, 3.63%, due 08/15/28	5,218,612
35,000	U.S. Treasury Notes, 3.63%, due 08/31/30	34,825
14,535,000	U.S. Treasury Notes, 3.63%, due 09/30/30	14,461,757
1,955,000	U.S. Treasury Notes, 3.75%, due 04/30/27	1,957,940
8,370,000	U.S. Treasury Notes, 3.75%, due 05/15/28	8,397,954
8,480,000	U.S. Treasury Notes, 3.88%, due 05/31/27	8,510,144
3,593,000	U.S. Treasury Notes, 3.88%, due 03/15/28	3,616,158
673,000	U.S. Treasury Notes, 3.88%, due 07/15/28	677,443
915,000	U.S. Treasury Notes, 3.88%, due 07/31/30	920,647
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
3,155,000	U.S. Treasury Notes, 3.88%, due 09/30/32	3,144,894
12,746,000	U.S. Treasury Notes, 4.00%, due 05/31/30	12,897,359
5,087,000	U.S. Treasury Notes, 4.00%, due 07/31/32	5,111,640
8,125,000	U.S. Treasury Notes, 4.13%, due 02/28/27	8,174,670
2,855,000	U.S. Treasury Notes, 4.25%, due 05/15/35	2,881,766
6,664,000	U.S. Treasury Notes, 4.25%, due 08/15/35	6,718,666
7,250,000	U.S. Treasury Notes, 4.63%, due 06/15/27	7,366,255
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(j)(k)	948,302
3,500,000	U.S. Treasury STRIPS Coupon, 2.67%, due 02/15/43(j)	1,506,067
7,055,000	U.S. Treasury STRIPS Coupon, 3.37%, due 11/15/41(j)	3,267,326
345,000	U.S. Treasury STRIPS Coupon, 4.37%, due 08/15/43(j)	144,355
100,000	U.S. Treasury STRIPS Coupon, 4.72%, due 02/15/40(j)	51,143
2,690,000	U.S. Treasury STRIPS Coupon, 4.84%, due 02/15/42(j)	1,228,066
		267,301,340
	TOTAL DEBT OBLIGATIONS (COST $1,451,045,782)	1,438,461,850

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*	24,486
	TOTAL COMMON STOCK (COST $234,312)	24,486

Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.2%
	Mutual Fund - Securities Lending Collateral — 1.2%
17,513,785	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(m)(n)	17,513,785
	TOTAL SHORT-TERM INVESTMENT (COST $17,513,785)	17,513,785
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 100.4% (Cost $1,468,793,879)	1,456,000,121
	TBA SALE COMMITMENTS — (0.7)%
(1,000,000)	Government National Mortgage Association, TBA, 3.50%, due 10/20/55	(911,929)
(8,000,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 10/01/55	(6,449,865)
(2,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 10/01/55	(1,685,304)
96See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 5.50%, due 10/01/54	(1,512,591)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $10,402,773)	(10,559,689)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 99.7% (Cost $1,458,391,106)	1,445,440,432
	Other Assets and Liabilities (net) — 0.3%	4,879,888
	NET ASSETS — 100.0%	$1,450,320,320

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of September 30, 2025.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)	When-issued security.
(e)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	All or a portion of this security is out on loan.
(g)	Security is perpetual and has no stated maturity date.
(h)	Year of maturity is greater than 2100.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Interest rate presented is yield to maturity.
(k)	All or a portion of this security is pledged for open futures collateral.
(l)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(m)	The rate disclosed is the 7-day net yield as of September 30, 2025.
(n)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $297,169,559 which represents 20.5% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	20,446,264	USD	24,120,894	10/02/25	Barclays Bank PLC	$(96,538)
EUR	267,802	USD	315,146	11/05/25	Barclays Bank PLC	167
USD	24,170,304	EUR	20,446,264	11/05/25	Barclays Bank PLC	96,651
USD	23,986,828	EUR	20,446,264	10/02/25	JPMorgan Chase Bank N.A.	(37,528)
						$(37,248)
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
193	U.S. Treasury Note 10-Year	Dec 2025	$21,712,500	$90,230
14	U.S. Treasury Note 2-Year	Dec 2025	2,917,578	(5,595)
337	U.S. Treasury Note 5-Year	Dec 2025	36,798,820	36,101
95	U.S. Ultra 10-Year	Dec 2025	10,932,422	89,090
				$209,826
Sales
34	U.S. Long Bond	Dec 2025	$3,964,187	$(2,462)
18	U.S. Ultra Bond	Dec 2025	2,161,125	(62,287)
				$(64,749)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.70%	Annual	09/25/26	$154	USD	830,000	$(8,443)	$(8,597)
SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(56,175)	(56,175)
SOFR	Annual	4.25%	Annual	05/13/29	(9,825)	USD	9,240,000	(285,327)	(275,502)
SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	504,789	(11,019)
4.50%	Annual	SOFR	Annual	05/13/27	5,534	USD	14,850,000	239,966	234,432
									$(116,861)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
7,676,000	USD	12/20/30	(1.00%)	Quarterly	CDX.NA.IG.S45**	$2,519	$(175,933)	$(173,414)

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

98See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.2
Swaps	0.0*
Futures Contracts	0.0*
Equities	0.0*
TBA Sale Commitments	(0.7)
Forward Foreign Currency Contracts	(1.6)
Short-Term Investment	1.2
Other Assets and Liabilities (net)	1.9
100.0

*	Amount rounds to zero.
100See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2025 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 101.4%
	Asset Backed Securities — 9.5%
3,200,000	ACRES LLC, Series 2025-FL3, Class A, 5.75% (1 mo. USD Term SOFR + 1.62%), due 08/18/40(b) 144A	3,204,866
466,235	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 4.92% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	440,391
1,650,000	Affirm Asset Securitization Trust, Series 2024-A, Class E, 9.17%, due 02/15/29 144A	1,663,633
1,900,000	Affirm Asset Securitization Trust, Series 2024-B, Class E, 7.35%, due 09/15/29 144A	1,914,208
1,800,000	Affirm Master Trust, Series 2025-2A, Class A, 4.67%, due 07/15/33 144A	1,811,440
500,000	AGL CLO 24 Ltd., Series 2023-24A, Class ER, 11.16% (3 mo. USD Term SOFR + 6.84%), due 03/31/38(b) 144A	512,227
300,000	AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 7.22% (3 mo. USD Term SOFR + 2.90%), due 07/21/38(b) 144A	303,799
250,000	AIMCO CLO 15 Ltd., Series 2021-15A, Class ER, 8.92% (3 mo. USD Term SOFR + 4.60%), due 04/17/38(b) 144A	252,039
1,575,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class E, 10.40% (3 mo. USD Term SOFR + 6.10%), due 04/19/38(b) 144A	1,611,858
1,620,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class SUB, due 04/19/38(c) 144A	1,241,495
1,486,985	Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.45%, due 06/15/33 144A	1,490,956
340,000	AMSR Trust, Series 2025-SFR1, Class F2, 3.66%, due 06/17/42 144A	302,228
510,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class E, 8.35%, due 01/20/34 144A	518,509
250,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class ER2, 10.26% (3 mo. USD Term SOFR + 6.05%), due 07/20/38(b) 144A	253,183
250,000	Anchorage Capital CLO 26 Ltd., Series 2023-26A, Class ER, 10.54% (3 mo. USD Term SOFR + 6.25%), due 03/19/38(b) 144A	254,662
250,000	Anchorage Capital CLO 32 Ltd., Series 2025-32A, Class E, 11.28% (3 mo. USD Term SOFR + 7.00%), due 07/15/37(b) 144A	251,177
600,000	Anchorage Credit Funding 18 Ltd., Series 2025-18A, Class B, 5.70%, due 10/22/40 144A	600,889
1,870,000	Apidos CLO XLV Ltd., Series 2023-45A, Class ER, 9.40% (3 mo. USD Term SOFR + 5.15%), due 07/26/38(b) 144A	1,890,804
1,032,128	Aqua Finance Issuer Trust, Series 2025-B, Class A, 4.79%, due 05/17/51 144A	1,038,954
2,000,000	ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 5.42% (3 mo. USD Term SOFR + 1.13%), due 04/15/34(b) 144A	2,000,974
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.69% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	710,058
1,710,169	Avid Automobile Receivables Trust, 7.80%, due 07/15/32	1,710,169
855,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, due 06/20/29 144A	876,688
905,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, due 12/20/29 144A	933,005
2,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, due 02/20/30 144A	2,227,636
1,500,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R, 5.48% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	1,502,596
500,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class ER, 10.96% (3 mo. USD Term SOFR + 6.63%), due 04/20/37(b) 144A	504,442
300,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class D1RR, 7.23% (3 mo. USD Term SOFR + 2.90%), due 04/20/36(b) 144A	300,583
700,000	Balboa Bay Loan Funding Ltd., Series 2025-1A, Class E, 10.03% (3 mo. USD Term SOFR + 5.75%), due 07/20/38(b) 144A	706,314
1,220,000	Ballyrock CLO 29 Ltd., Series 2025-29A, Class SUB, due 07/25/38(c) 144A	1,090,931
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
250,000	Barings CLO Ltd., Series 2023-1A, Class ER, 11.03% (3 mo. USD Term SOFR + 6.70%), due 04/20/38(b) 144A	257,804
300,000	BCC Middle Market CLO LLC, Series 2025-1A, Class D1, 7.61% (3 mo. USD Term SOFR + 3.50%), due 07/17/37(b) 144A	300,611
250,000	Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class E, 9.22% (3 mo. USD Term SOFR + 4.90%), due 07/25/38(b) 144A	250,703
250,000	Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E, 9.50% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b) 144A	253,744
1,200,000	BHG Securitization Trust, Series 2025-2CON, Class B, 5.17%, due 09/17/36 144A	1,211,633
450,000	Brant Point CLO Ltd., Series 2025-7A, Class D1, 7.53% (3 mo. USD Term SOFR + 3.20%), due 07/25/38(b) 144A	454,266
1,700,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17%, due 03/17/31	1,719,413
500,000	Brightwood Capital MM CLO Ltd., Series 2019-1A, Class DR, 9.11% (3 mo. USD Term SOFR + 4.79%), due 10/15/34(b) 144A	501,058
2,000,000	Carlyle U.S. CLO Ltd., Series 2017-2A, Class ER2, 11.89% (3 mo. USD Term SOFR + 7.56%), due 07/20/37(b) 144A	2,033,972
700,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class D1R, 7.18% (3 mo. USD Term SOFR + 2.85%), due 07/20/37(b) 144A	705,015
250,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class ER, 10.08% (3 mo. USD Term SOFR + 5.75%), due 07/20/37(b) 144A	253,373
1,000,000	Carlyle U.S. CLO Ltd., Series 2025-2A, Class E, 11.05% (3 mo. USD Term SOFR + 6.75%), due 07/25/38(b) 144A	1,028,655
250,000	Carlyle U.S. CLO Ltd., Series 2025-3A, Class E, 9.51% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b) 144A	252,726
936,463	Chase Auto Credit Linked Notes, Series 2025-1, Class E, 6.02%, due 02/25/33 144A	940,511
726,330	Chase Auto Credit Linked Notes, Series 2025-1, Class F, 7.00%, due 02/25/33 144A	729,494
250,000	CIFC Funding Ltd., Series 2018-4A, Class ER, 9.17% (3 mo. USD Term SOFR + 4.85%), due 01/17/38(b) 144A	251,482
250,000	CIFC Funding Ltd., Series 2019-4A, Class C1R2, 7.20% (3 mo. USD Term SOFR + 2.85%), due 07/15/38(b) 144A	253,792
250,000	CIFC Funding Ltd., Series 2019-4A, Class DR2, 9.60% (3 mo. USD Term SOFR + 5.25%), due 07/15/38(b) 144A	253,124
300,000	CIFC Funding Ltd., Series 2025-3A, Class SUB, due 07/21/38(c) 144A	275,047
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79%, due 11/15/29 144A	503,255
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12%, due 07/15/31 144A	504,682
500,000	CPS Auto Receivables Trust, Series 2025-C, Class B, 4.71%, due 12/17/29 144A	503,416
1,200,000	CPS Auto Receivables Trust, Series 2025-C, Class C, 4.91%, due 10/15/31 144A	1,203,575
1,000,000	CTM CLO Ltd., Series 2025-1A, Class E, 11.08% (3 mo. USD Term SOFR + 6.75%), due 07/15/38(b) 144A	1,017,594
250,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class SUB, due 04/15/22(c)(d) 144A	209,120
800,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.41% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	800,730
755,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class D, 7.53% (3 mo. USD Term SOFR + 3.25%), due 03/31/38(b) 144A	763,438
250,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 10.78% (3 mo. USD Term SOFR + 6.50%), due 03/31/38(b) 144A	258,533
430,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class E, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/20/38(b) 144A	433,172
266,000	Elmwood CLO XI Ltd., Series 2021-4A, Class SUB, due 10/20/34(c) 144A	213,026
102See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,000,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 7.42% (3 mo. USD Term SOFR + 3.10%), due 10/15/37(b) 144A	1,006,572
1,000,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, due 05/15/30	1,004,487
1,875,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class E, 6.99%, due 04/15/33 144A	1,876,905
595,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class E, 6.87%, due 02/15/33 144A	598,183
250,000	Flatiron CLO 23 LLC, Series 2023-1A, Class ER, 9.27% (3 mo. USD Term SOFR + 4.95%), due 04/17/36(b) 144A	250,718
1,250,000	Fortress Credit Opportunities XXIX CLO Ltd., Series 2025-29A, Class D, 7.83% (3 mo. USD Term SOFR + 3.50%), due 04/20/33(b) 144A	1,254,076
464,219	Foundation Finance Trust, Series 2025-2A, Class A, 4.67%, due 04/15/52 144A	466,620
250,000	Garnet CLO 2 Ltd., Series 2025-2A, Class E, 9.33% (3 mo. USD Term SOFR + 5.25%), due 10/20/38(b) 144A	250,905
325,000	Garnet CLO Ltd., Series 2025-1A, Class E, 10.52% (3 mo. USD Term SOFR + 6.25%), due 07/20/37(b) 144A	332,803
250,000	Generate CLO 17 Ltd., Series 2024-17A, Class E, 10.48% (3 mo. USD Term SOFR + 6.15%), due 10/22/37(b) 144A	252,881
800,000	Generate CLO 21 Ltd., Series 2025-21A, Class D1, 7.41% (3 mo. USD Term SOFR + 3.10%), due 07/25/38(b) 144A	806,537
2,100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class E, 7.73%, due 06/15/32 144A	2,183,136
2,000,000	GLS Auto Receivables Issuer Trust, Series 2025-3A, Class B, 4.57%, due 01/15/30 144A	2,008,594
700,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 5.44% (3 mo. USD Term SOFR + 1.11%), due 04/20/35(b) 144A	700,344
400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class AJR2, 5.73% (3 mo. USD Term SOFR + 1.40%), due 04/20/35(b) 144A	400,196
1,400,000	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class BR2, 5.83% (3 mo. USD Term SOFR + 1.50%), due 04/20/35(b) 144A	1,401,387
498,878	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A2, 4.93%, due 06/25/60 144A	500,906
500,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A3, 5.02%, due 06/25/60 144A	507,424
499,327	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class A4, 4.89%, due 06/25/60 144A	502,789
6,000,000	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.63% (1 mo. USD Term SOFR + 1.48%), due 01/15/43(b) 144A	6,015,706
23,866	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.81% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	23,154
1,515,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, due 12/26/29 144A	1,537,179
484,602	Huntington Bank Auto Credit-Linked Notes, Series 2025-2, Class D, 7.64% (SOFR 30-day average + 3.25%), due 09/20/33(b) 144A	485,517
2,200,000	Invesco CLO Ltd., Series 2022-2A, Class A1R, 5.44% (3 mo. USD Term SOFR + 1.15%), due 07/20/35(b) 144A	2,202,904
485,363	KREF Ltd., Series 2022-FL3, Class A, 5.58% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	486,286
1,101,132	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.09%, due 10/16/28 144A	1,119,332
775,000	Lendmark Funding Trust, Series 2025-1A, Class E, 8.91%, due 09/20/34 144A	812,915
113,621	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.55% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	111,904
250,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class ER, 10.33% (3 mo. USD Term SOFR + 6.00%), due 07/21/38(b) 144A	253,717
500,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class D1, 7.12% (3 mo. USD Term SOFR + 2.80%), due 07/16/38(b) 144A	506,999
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
250,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class E, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/16/38(b) 144A	250,910
2,030,000	Madison Park Funding LXXII Ltd., Series 2025-72A, Class SUB, due 07/23/38(c) 144A	2,040,392
250,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class ERR, 9.57% (3 mo. USD Term SOFR + 5.25%), due 10/15/34(b) 144A	246,993
11,453,250	Madison Park Funding XVII Ltd., Series 2015-17A, Class SUB, due 07/21/45(c) 144A	1,615,309
1,190,000	Madison Park Funding XVII Ltd., Series 2015-17X, Class SUB, due 07/21/30(c)(e)	167,832
1,690,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class SUB, due 01/15/33(c) 144A	806,138
250,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class ER, 10.72% (3 mo. USD Term SOFR + 6.40%), due 07/23/37(b) 144A	251,527
540,000	Magnetite 50 Ltd., Series 2025-50A, Class E, 9.11% (3 mo. USD Term SOFR + 4.80%), due 07/25/38(b) 144A	546,243
500,000	Magnetite XLIII Ltd., Series 2025-43A, Class D2, 7.50% (3 mo. USD Term SOFR + 3.20%), due 07/15/38(b) 144A	503,646
250,000	Magnetite XLIII Ltd., Series 2025-43A, Class E, 10.80% (3 mo. USD Term SOFR + 6.50%), due 07/15/38(b) 144A	258,316
280,500	Magnetite XXVIII Ltd., Series 2020-28A, Class SUB, due 01/20/35(c) 144A	203,821
250,000	Magnetite XXXVI Ltd., Series 2023-36A, Class ER, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/25/38(b) 144A	253,133
435,000	MF1 LLC, Series 2025-FL19, Class C, 6.98% (1 mo. USD Term SOFR + 2.84%), due 05/18/42(b) 144A	436,259
325,367	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	303,253
409,415	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.56% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	404,522
857,006	Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, due 07/15/55 144A	866,412
1,200,000	Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, due 07/15/55 144A	1,211,694
268,148	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	265,395
1,300,000	Nelnet Student Loan Trust, Series 2025-BA, Class A1A, 4.84%, due 05/17/55 144A	1,311,060
1,200,000	Nelnet Student Loan Trust, Series 2025-BA, Class A1B, 5.69% (SOFR 30-day average + 1.35%), due 05/17/55(b) 144A	1,208,891
250,000	Neuberger Berman Loan Advisers CLO 61 Ltd., Series 2025-61A, Class E, 9.22% (3 mo. USD Term SOFR + 4.90%), due 07/17/39(b) 144A	251,423
500,000	NMEF Funding LLC, Series 2025-B, Class E, 7.66%, due 01/18/33 144A	505,167
250,000	Oaktree CLO Ltd., Series 2023-1A, Class ER, 11.82% (3 mo. USD Term SOFR + 7.50%), due 04/15/38(b) 144A	258,064
250,000	Oaktree CLO Ltd., Series 2025-32A, Class E, 9.68% (3 mo. USD Term SOFR + 5.35%), due 07/15/38(b) 144A	250,994
1,240,625	OCP CLO Ltd., Series 2018-15A, Class SUB, due 07/20/31(c) 144A	548,422
3,360,000	OCP CLO Ltd., Series 2021-21A, Class SUB, due 01/20/38(c) 144A	2,040,961
250,000	OCP CLO Ltd., Series 2022-24A, Class ER, 10.58% (3 mo. USD Term SOFR + 6.25%), due 10/20/37(b) 144A	253,220
450,000	OCP CLO Ltd., Series 2024-35A, Class D1, 7.42% (3 mo. USD Term SOFR + 3.10%), due 10/25/37(b) 144A	453,620
665,000	OCP CLO Ltd., Series 2025-43A, Class D1, 7.53% (3 mo. USD Term SOFR + 3.25%), due 07/20/38(b) 144A	671,383
250,000	OCP CLO Ltd., Series 2025-43A, Class E, 10.78% (3 mo. USD Term SOFR + 6.50%), due 07/20/38(b) 144A	257,077
2,800,000	Octagon 64 Ltd., Series 2022-1A, Class A1R, 5.59% (3 mo. USD Term SOFR + 1.26%), due 07/21/35(b) 144A	2,809,260
316,635	Octagon 67 Ltd., Series 2023-1A, Class FR, 12.00%, due 07/25/38 144A	318,369
725,000	OHA Credit Funding 22 Ltd., Series 2025-22A, Class E, 9.83% (3 mo. USD Term SOFR + 5.55%), due 07/20/38(b) 144A	736,923
104See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
456,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class D1R2, 6.96% (3 mo. USD Term SOFR + 2.70%), due 07/19/38(b) 144A	460,343
380,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class ER2, 9.16% (3 mo. USD Term SOFR + 4.90%), due 07/19/38(b) 144A	382,815
620,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class SUB, due 01/20/38(c) 144A	534,025
250,000	OHA Credit Partners Ltd., Series 2023-15RA, Class E, 9.16% (3 mo. USD Term SOFR + 4.85%), due 07/20/38(b) 144A	252,932
340,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class ER4, 8.70% (3 mo. USD Term SOFR + 4.50%), due 02/20/38(b) 144A	339,614
1,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class SUB, due 02/20/38(c) 144A	542,665
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 5.20% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	741,872
2,500,000	Pagaya AI Debt Grantor Trust, Series 2025-5, Class B, 5.44%, due 03/15/33 144A	2,521,539
1,700,000	Pagaya AI Debt Grantor Trust, Series 2025-6, Class B, 4.88%, due 04/15/33 144A	1,699,854
840,297	Pagaya AI Debt Grantor Trust, Series 2025-R2, Class A, 4.87%, due 10/15/32 144A	843,168
565,704	Pagaya AI Debt Trust, Series 2025-4, Class A1, 4.86%, due 06/15/26 144A	566,079
285,000	Palmer Square CLO Ltd., Series 2018-1A, Class DR, 11.27% (3 mo. USD Term SOFR + 6.94%), due 04/18/37(b) 144A	287,105
1,000,000	Palmer Square CLO Ltd., Series 2025-2A, Class E, 10.07% (3 mo. USD Term SOFR + 5.75%), due 07/20/38(b) 144A	1,020,144
525,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, 7.98% (3 mo. USD Term SOFR + 3.66%), due 07/15/34(b) 144A	525,790
790,000	Peace Park CLO Ltd., Series 2021-1A, Class ER, 9.06% (3 mo. USD Term SOFR + 4.90%), due 10/20/38(b) 144A	794,353
1,546,486	PK Alift Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/42 144A	1,558,379
1,300,000	PK Alift Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, due 03/15/43(f) 144A	1,303,425
680,000	Point Securitization Trust, Series 2025-1, Class A2, 7.50%, due 06/25/55 144A	682,358
1,630,000	PRET LLC, Series 2024-NPL5, Class A2, 8.84%, due 09/25/54(g) 144A	1,632,725
430,000	PRET LLC, Series 2025-NPL10, Class A2, 7.26%, due 10/25/55(f)(g) 144A	431,130
1,305,000	PRET LLC, Series 2025-NPL3, Class A2, 8.84%, due 04/25/55(g) 144A	1,194,588
1,847,203	PRET LLC, Series 2025-NPL5, Class A1, 6.24%, due 05/25/55(g) 144A	1,862,565
1,335,000	PRET LLC, Series 2025-NPL5, Class A2, 8.72%, due 05/25/55(g) 144A	1,347,142
960,766	PRET LLC, Series 2025-NPL6, Class A1, 5.74%, due 06/25/55(g) 144A	966,235
590,000	PRET LLC, Series 2025-NPL6, Class A2, 8.72%, due 06/25/55(g) 144A	596,148
1,173,725	PRET LLC, Series 2025-NPL7, Class A1, 5.66%, due 07/25/55(g) 144A	1,178,091
725,000	PRET LLC, Series 2025-NPL7, Class A2, 8.35%, due 07/25/55(g) 144A	729,138
475,000	PRET LLC, Series 2025-NPL8, Class A2, 7.99%, due 08/25/55(g) 144A	477,332
988,030	PRET LLC, Series 2025-NPL9, Class A1, 5.39%, due 08/25/55(g) 144A	989,518
755,000	PRET LLC, Series 2025-NPL9, Class A2, 7.51%, due 08/25/55(g) 144A	755,679
1,875,000	Rad CLO 12 Ltd., Series 2021-12A, Class DR, 10.96% (3 mo. USD Term SOFR + 6.65%), due 07/30/40(b) 144A	1,896,064
2,107,567	RCKT Mortgage Trust, Series 2025-CES6, Class A1A, 5.47%, due 06/25/55(g) 144A	2,130,245
447,884	Reach ABS Trust, Series 2025-2A, Class A, 4.93%, due 08/18/32 144A	449,785
1,600,000	Reach ABS Trust, Series 2025-2A, Class B, 5.12%, due 08/18/32 144A	1,613,970
1,000,000	Regatta 33 Funding Ltd., Series 2025-2A, Class E, 10.95% (3 mo. USD Term SOFR + 6.65%), due 07/25/38(b) 144A	1,031,661
739,899	Renew, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	726,600
500,000	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A1, 4.73%, due 07/27/26 144A	500,424
700,000	Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class A2, 5.12%, due 04/25/34 144A	703,562
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 4.89% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,141,752
1,900,000	Rockford Tower CLO Ltd., Series 2022-1A, Class A1R, 5.48% (3 mo. USD Term SOFR + 1.20%), due 07/20/35(b) 144A	1,900,840
2,600,000	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.42%, due 07/29/43 144A	2,601,711
260,000	RR 23 Ltd., Series 2022-23A, Class DR2, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/15/37(b) 144A	261,070
550,000	RR 40 Ltd., Series 2025-40A, Class D, 10.05% (3 mo. USD Term SOFR + 5.75%), due 07/15/38(b) 144A	559,260
1,775,958	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, due 06/15/32 144A	1,814,108
450,000	Sculptor CLO XXX Ltd., Series 30A, Class D1R, 7.87% (3 mo. USD Term SOFR + 3.60%), due 07/20/38(b) 144A	456,204
380,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class E, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/17/38(b) 144A	384,594
940,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class SUB, due 07/17/38(c) 144A	863,063
250,000	Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.76% (3 mo. USD Term SOFR + 5.50%), due 07/17/38(b) 144A	251,229
250,000	Sixth Street CLO XXVI Ltd., Series 2024-26X, Class E, 9.98% (3 mo. USD Term SOFR + 5.65%), due 10/18/37(b)(e)	252,457
2,645,802	Slam Ltd., Series 2025-1A, Class A, 5.81%, due 05/15/50 144A	2,720,025
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 7.03%, due 06/15/32(c)	49,327
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(c)	49,717
230,359	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	210,469
1,483,305	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,506,918
1,065,888	SMB Private Education Loan Trust, Series 2024-A, Class A1B, 5.82% (SOFR 30-day average + 1.45%), due 03/15/56(b) 144A	1,079,169
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,332,875
2,154,383	SMB Private Education Loan Trust, Series 2025-B, Class A1A, 5.02%, due 03/17/53 144A	2,180,963
1,805,000	Southwick Park CLO LLC, Series 2019-4A, Class ERR, 10.58% (3 mo. USD Term SOFR + 6.25%), due 07/20/32(b) 144A	1,809,554
299,746	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	289,418
800,000	Sunbit Asset Securitization Trust , Series 2025-1, Class A, 5.36%, due 07/15/30 144A	803,897
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 7.07% (3 mo. USD Term SOFR + 2.75%), due 07/20/38(b) 144A	251,983
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class ER, 9.27% (3 mo. USD Term SOFR + 4.95%), due 07/20/38(b) 144A	253,886
1,583,459	Towd Point Mortgage Trust, Series 2025-CES3, Class A1A, 5.28%, due 08/25/65(g) 144A	1,593,621
1,000,000	TPG CLO Ltd., Series 2025-1A, Class E, 10.30% (3 mo. USD Term SOFR + 6.15%), due 07/15/38(b) 144A	1,004,310
250,000	Trimaran CAVU Ltd., Series 2025-1A, Class E, 9.39% (3 mo. USD Term SOFR + 5.25%), due 04/25/38(b) 144A	252,182
213,855	Upstart Securitization Trust, Series 2025-2, Class A1, 4.84%, due 06/20/26 144A	213,926
250,000	Voya CLO Ltd., Series 2025-1A, Class E, 8.89% (3 mo. USD Term SOFR + 4.60%), due 04/20/38(b) 144A	248,187
250,000	Voya CLO Ltd., Series 2025-3A, Class E, 9.73% (3 mo. USD Term SOFR + 5.40%), due 07/20/38(b) 144A	252,015
250,000	Wonder Lake Park CLO Ltd., Series 2025-1A, Class E, 9.22% (3 mo. USD Term SOFR + 4.90%), due 07/24/38(b) 144A	253,247
106See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
2,500,000		Zayo Issuer LLC, Series 2025-2A, Class C, 9.49%, due 06/20/55 144A	2,663,965
			168,600,387
		Bank Loans — 18.1%
248,741		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 5.91% (1 mo. USD Term SOFR + 1.75%), due 09/20/30(b)	248,336
134,661		AAL Delaware Holdco, Inc., 2025 Term Loan, 6.91% (1 mo. USD Term SOFR + 2.75%), due 07/30/31(b)	135,250
912,678		Access CIG LLC, 2025 Term Loan TBD, due 08/18/32(h)	915,530
787,000		ACP Tara Holdings, Inc., 2025 Term Loan B TBD, due 09/17/32(h)	788,967
1,492,481		Acrisure LLC, 2024 1st Lien Term Loan B6, 7.16% (1 mo. USD Term SOFR + 3.00%), due 11/06/30(b)	1,492,171
997,500		Acrisure LLC, 2025 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 06/21/32(b)	998,747
1,293,910		ADMI Corp., 2021 Incremental Term Loan B3, 8.03% (1 mo. USD Term SOFR + 3.75%), due 12/23/27(b)	1,226,519
285,000		Advisor Group, Inc., 2025 Term Loan, 7.16% (1 mo. USD Term SOFR + 3.00%), due 07/30/32(b)	285,204
182,612		Agiliti Health, Inc., 2023 Term Loan, 7.29% (3 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	176,221
346,039		Agiliti Health, Inc., 2023 Term Loan, 7.22% (6 mo. USD Term SOFR + 3.00%), due 05/01/30(b)	333,928
53,221		Agiliti Health, Inc., 2023 Term Loan TBD, due 05/01/30(h)	51,359
2,220,625		AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 7.28% (1 mo. USD Term SOFR + 3.00%), due 07/31/28(b)	2,227,962
1,741,853		AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 8.25% (3 mo. USD Term SOFR + 4.00%), due 04/08/30(b)	1,748,023
1,000,000	EUR	Albion Financing 3 SARL, 2025 EUR Term Loan, 5.02% (3 mo. EURIBOR + 3.00%), due 05/21/31(b)	1,183,298
285,000		Alera Group, Inc., 2025 Term Loan, 7.41% (1 mo. USD Term SOFR + 3.25%), due 05/31/32(b)	286,326
1,480,724		AlixPartners LLP, 2025 USD Term Loan, 6.16% (1 mo. USD Term SOFR + 2.00%), due 08/12/32(b)	1,472,395
646,746		Alliant Holdings Intermediate LLC, 2025 Term Loan B, 6.67% (1 mo. USD Term SOFR + 2.50%), due 09/19/31(b)	645,699
1,660,000		Allied Universal Holdco LLC, 2025 USD Term Loan B, 7.51% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	1,667,639
1,590,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan, 9.58% (3 mo. USD Term SOFR + 5.60%), due 02/01/30(b)	1,533,356
882,205		Amentum Government Services Holdings LLC, 2024 Term Loan B, 6.41% (1 mo. USD Term SOFR + 2.25%), due 09/29/31(b)	882,205
349,125		American Airlines, Inc., 2025 Term Loan B, 7.58% (3 mo. USD Term SOFR + 3.25%), due 05/28/32(b)	351,307
2,210,211		American Auto Auction Group LLC, 2025 Term Loan, 8.50% (3 mo. USD Term SOFR + 4.50%), due 05/28/32(b)	2,231,624
78,486		American Auto Auction Group LLC, 2025 Term Loan TBD, due 05/28/32(h)	79,246
600,000		American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C TBD, due 02/24/32(h)	597,750
198,990		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, 5.91% (1 mo. USD Term SOFR + 1.75%), due 01/31/31(b)	199,637
1,724,000		Amneal Pharmaceuticals LLC, 2025 Term Loan B, 7.66% (1 mo. USD Term SOFR + 3.50%), due 08/01/32(b)	1,724,000
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,489,267		Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 7.40% (1 mo. USD Term SOFR + 3.25%), due 06/13/30(b)	1,502,299
511,175		Applied Systems, Inc., 2024 1st Lien Term Loan, 6.25% (3 mo. USD Term SOFR + 2.25%), due 02/24/31(b)	512,225
1,243,719		Apro LLC, 2024 Term Loan B, 7.94% (1 mo. USD Term SOFR + 3.75%), due 07/09/31(b)	1,243,719
1,000,000		Aramark Services, Inc., 2025 Repriced Term Loan, 5.91% (1 mo. USD Term SOFR + 1.75%), due 04/06/28(b)	1,002,500
1,517,037		Arches Buyer, Inc., 2021 Term Loan B, 7.51% (1 mo. USD Term SOFR + 3.25%), due 12/06/27(b)	1,520,829
1,268,285		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(b)(i)(j)	1,238,861
1,000,000	EUR	Armorica Lux SARL, EUR Term Loan, 6.95% (3 mo. EURIBOR + 4.93%), due 07/28/28(b)	1,139,750
2,550,000		Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 12.01% (1 mo. USD Term SOFR + 7.75%), due 11/24/28(b)	2,333,250
208,912		Aruba Investments Holdings LLC, 2020 USD Term Loan, 8.26% (1 mo. USD Term SOFR + 4.00%), due 11/24/27(b)	204,298
90,909		Aruba Investments Holdings LLC, 2020 USD Term Loan TBD, due 11/24/27(h)	88,902
266,305		Aruba Investments Holdings LLC, 2022 USD Incremental Term Loan, 8.91% (1 mo. USD Term SOFR + 4.75%), due 11/24/27(b)	257,650
208,711		Aspire Bakeries Holdings LLC, 2025 Term Loan B, 7.66% (1 mo. USD Term SOFR + 3.50%), due 12/23/30(b)	209,885
1,042,000		Astro Acquisition LLC, 2025 Term Loan B, 7.12% (6 mo. USD Term SOFR + 3.25%), due 08/30/32(b)	1,047,861
3,780,000		Asurion LLC, 2021 Second Lien Term Loan B4, 9.53% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	3,627,114
2,886,476		Asurion LLC, 2023 Term Loan B11, 8.51% (1 mo. USD Term SOFR + 4.25%), due 08/19/28(b)	2,898,022
435,000		Asurion LLC, 2025 Term Loan B13, 8.41% (1 mo. USD Term SOFR + 4.25%), due 09/19/30(b)	432,825
497,663		Asurion LLC, 2025 Term Loan B13 TBD, due 09/19/30(h)	495,174
1,492,500		Athenahealth Group, Inc., 2022 Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 02/15/29(b)	1,490,634
502,640		Avaya, Inc., 2023 Exit Term Loan, 11.66% (1 mo. USD Term SOFR + 7.50%), due 08/01/28(b)	444,837
497,500		Barnes Group, Inc., 2025 Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 01/27/32(b)	498,666
724,970		Bausch & Lomb Corp., 2025 Term Loan B, 8.41% (1 mo. USD Term SOFR + 4.25%), due 01/15/31(b)	726,782
1,094,486		BCPE Empire Holdings, Inc., 2025 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 12/11/30(b)	1,092,844
1,810,000		Beach Acquisition Bidco LLC, USD Term Loan B, 7.31% (3 mo. USD Term SOFR + 3.25%), due 09/12/32(b)	1,821,312
522,873		Belron Finance LLC, 2025 Repriced Term Loan B, 6.74% (3 mo. USD Term SOFR + 2.50%), due 10/16/31(b)	526,141
856,163		Bending Spoons U.S., Inc., USD Term Loan B, 9.47% (1 mo. USD Term SOFR + 5.25%), due 03/07/31(b)	856,163
994,994		BEP Intermediate Holdco LLC, 2025 Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 07/25/31(b)	998,725
928,487		Berlin Packaging LLC, 2025 Term Loan B7, 7.53% (1 mo. USD Term SOFR + 3.25%), due 06/07/31(b)	932,420
14,975		Berlin Packaging LLC, 2025 Term Loan B7, 7.24% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(b)	15,038
108See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
116,061	Berlin Packaging LLC, 2025 Term Loan B7, 7.25% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(b)	116,552
138,473	Berlin Packaging LLC, 2025 Term Loan B7, 7.55% (3 mo. USD Term SOFR + 3.25%), due 06/07/31(b)	139,059
498,747	Blackhawk Network Holdings, Inc., 2025 Term Loan B TBD, due 03/12/29(h)	501,285
1,194,000	Boxer Parent Co., Inc., 2025 USD Term Loan B, 7.20% (3 mo. USD Term SOFR + 3.00%), due 07/30/31(b)	1,193,814
1,308,392	Bracket Intermediate Holding Corp., 2024 Term Loan, 8.41% (1 mo. USD Term SOFR + 4.25%), due 05/08/28(b)	1,317,387
1,618,602	BroadStreet Partners, Inc., 2024 Term Loan B4, 6.91% (1 mo. USD Term SOFR + 2.75%), due 06/13/31(b)	1,621,862
102,821	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.91% (12 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	103,163
139,178	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.95% (3 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	139,641
215,690	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 7.06% (3 mo. USD Term SOFR + 2.75%), due 07/01/31(b)	216,408
646,037	Caesars Entertainment, Inc., Term Loan B, 6.41% (1 mo. USD Term SOFR + 2.25%), due 02/06/30(b)	645,498
1,000,000	Camelot U.S. Acquisition LLC, 2024 Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 01/31/31(b)	995,208
1,428,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 01/31/31(b)	1,428,297
1,392,763	Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 7.91% (1 mo. USD Term SOFR + 3.75%), due 12/29/28(b)	1,263,715
585,477	Cast & Crew Payroll LLC, 2021 Incremental Term Loan TBD, due 12/29/28(h)	531,229
542,713	Central Parent, Inc., 2024 Term Loan B, 7.25% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(b)	470,238
535,000	CFC Bidco Ltd., Term Loan B, 8.04% (3 mo. USD Term SOFR + 3.75%), due 07/01/32(b)	523,631
1,331,662	Chamberlain Group, Inc., 2025 Term Loan B, 7.16% (1 mo. USD Term SOFR + 3.00%), due 09/08/32(b)	1,333,836
149,150	Champ Acquisition Corp., 2024 Term Loan B, 8.17% (6 mo. USD Term SOFR + 4.00%), due 11/25/31(b)	150,688
1,840,727	Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 8.43% (1 mo. USD Term SOFR + 4.25%), due 02/11/28(b)	1,840,152
1,094,486	Chobani LLC, 2025 Repriced Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 10/25/27(b)	1,098,591
423,731	Cinemark USA, Inc., 2025 Term Loan B, 6.41% (1 mo. USD Term SOFR + 2.25%), due 05/24/30(b)	424,526
173,192	Cinemark USA, Inc., 2025 Term Loan B, 6.25% (4 mo. USD Term SOFR + 2.25%), due 05/24/30(b)	173,517
77	Cinemark USA, Inc., 2025 Term Loan B TBD, due 05/24/30(h)	77
513,709	Cloud Software Group, Inc., 2025 Term Loan B (2031), 7.25% (3 mo. USD Term SOFR + 3.25%), due 03/21/31(b)	515,980
1,000,000	Cloud Software Group, Inc., 2025 Term Loan B (2032), 7.48% (3 mo. USD Term SOFR + 3.25%), due 08/13/32(b)	1,003,958
1,566,075	Clover Holdings 2 LLC, Fixed Term Loan B, 7.75% (7.75% Fixed or PIK), due 12/09/31	1,582,229
379,050	Clover Holdings 2 LLC, Term Loan B, 7.94% (1 mo. USD Term SOFR + 3.75%), due 12/09/31(b)	379,682
2,350,000	Clydesdale Acquisition Holdings, Inc., Term Loan B, 7.34% (1 mo. USD Term SOFR + 3.18%), due 04/13/29(b)	2,348,677
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,181,250	Cogentrix Finance Holdco I LLC, Repriced Term Loan B, 6.41% (1 mo. USD Term SOFR + 2.25%), due 02/26/32(b)	1,184,203
163,077	Coherent Corp., 2025 Term Loan B2, 5.91% (1 mo. USD Term SOFR + 1.75%), due 07/02/29(b)	163,128
850,000	Colossus Acquireco LLC, Term Loan B, 5.87% (3 mo. USD Term SOFR + 1.75%), due 07/30/32(b)	846,069
502,390	ConnectWise LLC, 2021 Term Loan B, 7.76% (3 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	503,835
539,722	Conservice Midco LLC, 2025 Term Loan TBD, due 05/13/30(h)	541,577
483,067	Coolsys, Inc., 2021 Term Loan, 9.21% (3 mo. USD Term SOFR + 4.75%), due 08/11/28(b)	434,760
514,342	Coolsys, Inc., 2021 Term Loan, 9.05% (6 mo. USD Term SOFR + 4.75%), due 08/11/28(b)	462,908
1,500,000	Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6, 7.26% (1 mo. USD Term SOFR + 3.00%), due 10/15/29(b)	1,494,375
500,000	Corel Corp., 2019 Term Loan TBD, due 07/02/26(b)(h)	479,375
1,492,228	CoreLogic, Inc., Term Loan, 7.78% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	1,494,093
249,372	Cornerstone Building Brands, Inc., 2024 Term Loan B TBD, due 05/15/31(h)	228,487
1,094,472	Cotiviti Corp., 2024 Term Loan, 7.03% (1 mo. USD Term SOFR + 2.75%), due 05/01/31(b)	1,085,237
3,919,898	Covetrus, Inc., Term Loan, 9.00% (3 mo. USD Term SOFR + 5.00%), due 10/13/29(b)	3,514,431
1,020,000	CP Atlas Buyer, Inc., 2025 Term Loan, 9.41% (1 mo. USD Term SOFR + 5.25%), due 07/08/30(b)	990,675
279,295	CPI Holdco B LLC, 2024 Term Loan, 6.16% (1 mo. USD Term SOFR + 2.00%), due 05/19/31(b)	279,273
1,097,237	CPPIB OVM Member US LLC, Term Loan B, 6.50% (3 mo. USD Term SOFR + 2.50%), due 08/20/31(b)	1,101,094
288,503	CPPIB OVM Member US LLC, Term Loan B TBD, due 08/20/31(b)	289,517
1,610,000	CRC Insurance Group LLC, 2024 Term Loan B, 6.75% (3 mo. USD Term SOFR + 2.75%), due 05/06/31(b)	1,612,515
750,000	CRC Insurance Group LLC, 2024 Term Loan B TBD, due 05/06/31(h)	751,171
1,497,423	Creation Technologies, Inc., 2021 Term Loan, 10.05% (3 mo. USD Term SOFR + 5.50%), due 10/05/28(b)	1,488,064
1,741,853	Crisis Prevention Institute, Inc., 2024 Term Loan B, 8.00% (3 mo. USD Term SOFR + 4.00%), due 04/09/31(b)	1,737,498
772,732	Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B1, 6.91% (1 mo. USD Term SOFR + 2.75%), due 01/31/30(b)	776,595
2,681,000	Cyberswift US Finco, LLC, Term Loan B TBD, due 09/23/32(h)	2,682,676
460,000	Darktrace PLC, 2nd Lien Term Loan, 9.57% (3 mo. USD Term SOFR + 5.25%), due 10/09/32(b)	461,246
406,667	Delta 2 Lux SARL, 2024 Term Loan B1, 6.00% (3 mo. USD Term SOFR + 2.00%), due 09/30/31(b)	407,493
203,333	Delta 2 Lux SARL, 2024 Term Loan B2, 6.00% (3 mo. USD Term SOFR + 2.00%), due 09/30/31(b)	203,683
970,000	DG Investment Intermediate Holdings 2, Inc., 2025 2nd Lien Term Loan, 9.66% (1 mo. USD Term SOFR + 5.50%), due 07/31/33(b)	966,362
1,570,929	Digital Room Holdings, Inc., 2021 Term Loan, 9.51% (1 mo. USD Term SOFR + 5.25%), due 12/21/28(b)	1,549,329
1,501,031	DirecTV Financing LLC, 2025 Term Loan B, 9.81% (3 mo. USD Term SOFR + 5.50%), due 02/17/31(b)	1,471,636
612,000	Disco Parent, Inc., 2025 Term Loan B, 7.48% (3 mo. USD Term SOFR + 3.25%), due 08/06/32(b)	615,060
110See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,715,586		Drake Software LLC, 2024 Term Loan B, 8.41% (1 mo. USD Term SOFR + 4.25%), due 06/26/31(b)	1,717,731
596,521		Eagle Parent Corp., 2022 Term Loan B, 8.25% (3 mo. USD Term SOFR + 4.25%), due 04/02/29(b)	596,745
515,000		Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 9.41% (1 mo. USD Term SOFR + 5.25%), due 10/06/28(b)	516,931
903,193		Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 10/09/29(b)	904,209
212,938		Embecta Corp., Term Loan B, 7.16% (1 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	213,071
649,961		Emerald X, Inc., 2025 Term Loan B1, 7.41% (1 mo. USD Term SOFR + 3.25%), due 01/30/32(b)	654,563
348,248		EMRLD Borrower LP, 2024 Term Loan B, 6.12% (6 mo. USD Term SOFR + 2.25%), due 08/04/31(b)	347,323
1,741,833		Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.16% (1 mo. USD Term SOFR + 4.00%), due 04/23/31(b)	1,746,731
1,491,466		EnergySolutions LLC, 2023 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 09/20/30(b)	1,503,584
3,310,000		Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 10.26% (3 mo. USD Term SOFR + 6.00%), due 05/21/29(b)	3,326,550
1,412,828		Ensemble RCM LLC, 2024 Term Loan B, 7.31% (3 mo. USD Term SOFR + 3.00%), due 08/01/29(b)	1,417,748
2,678,143		Ensono LP, 2021 Term Loan, 8.28% (1 mo. USD Term SOFR + 4.00%), due 05/26/28(b)	2,685,396
617,280		Enviva Partners LP, 2024 Backstop Term Loan, 12.63% (3 mo. USD Term SOFR + 8.50%), due 12/06/29(b)	633,740
696,392		EP Purchaser LLC, 2021 Term Loan B, 7.78% (1 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	660,266
559,900		Epic Crude Services LP, 2025 Term Loan B TBD, due 10/15/31(h)	560,950
760,529		Epicor Software Corp., 2024 Term Loan E, 6.66% (1 mo. USD Term SOFR + 2.50%), due 05/30/31(b)	762,133
2,645,329		Evergreen Acqco 1 LP, 2025 Term Loan B, 7.03% (3 mo. USD Term SOFR + 3.00%), due 09/12/32(b)	2,650,289
91,779		EW Scripps Co., 2025 Term Loan B2, 10.01% (1 mo. USD Term SOFR + 5.75%), due 06/30/28(b)	93,080
99,500		EW Scripps Co., 2025 Term Loan B3, 7.61% (1 mo. USD Term SOFR + 3.35%), due 11/30/29(b)	95,396
1,196,899		Fertitta Entertainment LLC, 2022 Term Loan B TBD, due 01/27/29(b)(h)	1,196,375
500,000		Finastra USA, Inc., 2025 1st Lien Term Loan TBD, due 07/30/32(h)	498,500
476,000	EUR	Finastra USA, Inc., 2025 EUR Term Loan, 6.51% (3 mo. EURIBOR + 4.50%), due 07/30/32(b)	564,018
2,123,187		First Student Bidco, Inc., 2025 Term Loan B, 6.71% (3 mo. USD Term SOFR + 2.50%), due 08/15/30(b)	2,127,168
638,567		First Student Bidco, Inc., 2025 Term Loan C, 6.71% (3 mo. USD Term SOFR + 2.50%), due 08/15/30(b)	639,764
795,845		Fluid-Flow Products, Inc., 2025 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 03/31/28(b)	798,581
433,913		Flutter Financing BV, 2025 Term Loan B, 6.00% (3 mo. USD Term SOFR + 2.00%), due 06/04/32(b)	433,777
698,246		Flynn Restaurant Group LP, 2025 Incremental Term Loan, 7.91% (1 mo. USD Term SOFR + 3.75%), due 01/28/32(b)	700,428
850,000		Forest City Enterprises LP, 2019 Term Loan B, 7.78% (1 mo. USD Term SOFR + 3.50%), due 12/08/25(b)	848,274
1,240,000		Formulations Parent Corp., 2025 Term Loan B, 8.33% (3 mo. USD Term SOFR + 4.00%), due 04/09/32(b)	1,249,300
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
406,000		Formulations Parent Corp., 2025 Term Loan B TBD, due 04/09/32(h)	409,045
848,116		Fortress Intermediate 3, Inc., 2025 Term Loan B, 7.25% (1 mo. USD Term SOFR + 3.00%), due 06/27/31(b)	853,416
1,056,352		Foundation Building Materials Holding Co. LLC, 2025 Term Loan, 9.25% (3 mo. USD Term SOFR + 5.25%), due 01/29/31(b)	1,061,634
911,688		Freeport LNG Investments LLLP, Term Loan A, 7.59% (3 mo. USD Term SOFR + 3.00%), due 11/16/26(b)	913,397
1,000,000	EUR	Froneri Lux Finco SARL, 2025 EUR Term Loan TBD, due 08/02/32(h)	1,178,672
1,435,000		Froneri Lux Finco SARL, 2025 USD Term Loan TBD, due 08/02/32(h)	1,434,389
460,924		Fugue Finance BV, 2025 Repriced Term Loan, 6.95% (3 mo. USD Term SOFR + 2.75%), due 01/09/32(b)	461,932
1,492,167		Gainwell Acquisition Corp., Term Loan B, 8.10% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	1,472,582
761,005		Gainwell Acquisition Corp., Term Loan B, 8.10% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	751,017
555,208		GC Ferry Acquisition I, Inc., Term Loan, 7.71% (3 mo. USD Term SOFR + 3.50%), due 08/16/32(b)	550,281
1,100,000		GFL Environmental, Inc., 2025 Term Loan B, 6.67% (3 mo. USD Term SOFR + 2.50%), due 03/03/32(b)	1,101,604
1,585,804		Global Medical Response, Inc., 2025 Repriced Term Loan B TBD, due 10/01/32(h)	1,588,072
1,500,000		Gloves Buyer, Inc., 2025 Term Loan, 8.16% (1 mo. USD Term SOFR + 4.00%), due 05/21/32(b)	1,460,625
1,492,481		GoodRx, Inc., 2024 USD Term Loan B, 7.91% (1 mo. USD Term SOFR + 3.75%), due 07/10/29(b)	1,505,075
500,000		Graham Packaging Co., Inc., 2024 Term Loan B TBD, due 08/04/27(h)	500,500
348,246		Great Outdoors Group LLC, 2025 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 01/23/32(b)	349,171
700,000		Green Infrastructure Partners, Inc., USD Term Loan B TBD, due 09/24/32(h)	701,533
1,060,000		Gryphon Acquire Newco, LLC, Term Loan B, 6.88% (6 mo. USD Term SOFR + 3.00%), due 09/13/32(b)	1,063,312
970,894		Hamilton Projects Acquiror LLC, 2025 Repriced Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 05/30/31(b)	975,243
348,250		Hanesbrands, Inc., 2025 Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 03/07/32(b)	350,427
2,656,599		Heartland Dental LLC, 2025 Term Loan, 7.91% (1 mo. USD Term SOFR + 3.75%), due 08/25/32(b)	2,655,561
99,750		Herschend Entertainment Co. LLC, 2025 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 05/27/32(b)	100,332
598,500		Hightower Holdings LLC, 2025 1st Lien Term Loan B, 7.07% (3 mo. USD Term SOFR + 2.75%), due 02/03/32(b)	598,500
851,062		HUB International Ltd., 2025 Term Loan B, 6.83% (3 mo. USD Term SOFR + 2.50%), due 06/20/30(b)	853,268
1,000,000	EUR	Idemia Identity & Security France SAS, 2024 EUR Term Loan B TBD, due 09/29/28(b)(h)	1,180,049
1,485,277		IMC Financing LLC, Term Loan B, 7.64% (1 mo. USD Term SOFR + 3.50%), due 06/18/32(b)	1,501,987
1,250,000		Imperative Worldwide LLC, 2021 Term Loan, 9.65% (3 mo. USD Term SOFR + 5.50%), due 12/29/28(b)	1,234,375
1,821,099		Infinite Bidco LLC, 1st Lien Term Loan, 8.32% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	1,777,847
1,036,804		Infinite Bidco LLC, 2023 Incremental Term Loan, 10.45% (3 mo. USD Term SOFR + 6.25%), due 03/02/28(c)	1,010,883
112See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
596,907		Informatica LLC, 2024 Term Loan B, 6.41% (1 mo. USD Term SOFR + 2.25%), due 10/27/28(b)	598,959
259,981		Instructure Holdings, Inc., 2024 2nd Lien Term Loan, 9.21% (6 mo. USD Term SOFR + 5.00%), due 11/12/32(b)	263,718
1,127,175		International Entertainment JJCO 3 Ltd., USD Term Loan B, 8.06% (3 mo. USD Term SOFR + 3.75%), due 04/29/32(b)	1,134,220
750,000		International Entertainment JJCO 3 Ltd., USD Term Loan B TBD, due 04/29/32(h)	754,687
1,200,000		Ion Platform Finance U.S., Inc., USD Term Loan TBD, due 09/30/32(b)(h)	1,192,500
1,492,481		IRB Holding Corp., 2024 1st Lien Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 12/15/27(b)	1,494,450
1,741,228		Jefferies Finance LLC, 2024 Term Loan, 6.92% (1 mo. USD Term SOFR + 2.75%), due 10/21/31(b)	1,741,228
596,985		JetBlue Airways Corporation, 2024 Term Loan B, 8.75% (3 mo. USD Term SOFR + 4.75%), due 08/27/29(b)	574,598
1,501,237		Jump Financial LLC, 2025 1st Lien Term Loan B, 7.50% (3 mo. USD Term SOFR + 3.50%), due 02/26/32(b)	1,512,497
1,279,286		June Purchaser LLC, Term Loan, 7.00% (3 mo. USD Term SOFR + 3.00%), due 11/28/31(b)	1,284,283
597,000		Kaseya, Inc., 2025 1st Lien Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 03/20/32(b)	598,599
1,600,000		Kaseya, Inc., 2025 2nd Lien Term Loan B, 9.16% (1 mo. USD Term SOFR + 5.00%), due 03/18/33(b)	1,603,501
1,790,000		Kohler Energy Co. LLC, USD Term Loan B, 7.75% (3 mo. USD Term SOFR + 3.75%), due 05/01/31(b)	1,795,033
353,165		LABL, Inc., 2021 USD 1st Lien Term Loan, 9.26% (1 mo. USD Term SOFR + 5.00%), due 10/30/28(b)	291,273
894,447		Lakeshore Intermediate LLC, Term Loan, 7.78% (1 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	749,844
882,000		Laseraway Intermediate Holdings II LLC, Term Loan TBD, due 10/14/27(b)(h)	873,339
515,464	EUR	Lavender Dutch BorrowerCo BV, EUR Term Loan TBD, due 09/27/32(h)	607,752
348,237		LBM Acquisition LLC, 2024 Incremental Term Loan B, 7.99% (1 mo. USD Term SOFR + 3.75%), due 06/06/31(b)	340,425
1,193,970		LC AHAB U.S. Bidco LLC, Term Loan B, 7.16% (1 mo. USD Term SOFR + 3.00%), due 05/01/31(b)	1,195,090
932,000		LendingTree, Inc., 2025 Term Loan, 8.66% (1 mo. USD Term SOFR + 4.50%), due 08/21/30(b)	929,670
391,517		Lereta LLC, Term Loan B, 9.53% (1 mo. USD Term SOFR + 5.25%), due 07/30/28(b)	351,060
523,329		Lereta LLC, Term Loan B TBD, due 07/30/28(h)	469,252
1,741,232		LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.66% (3 mo. USD Term SOFR + 3.50%), due 05/19/31(b)	1,735,324
1,043,510		Lonza Group AG, USD Term Loan B, 8.03% (3 mo. USD Term SOFR + 3.93%), due 07/03/28(b)	943,333
1,666,999		LSCS Holdings, Inc., 2025 Term Loan, 8.50% (3 mo. USD Term SOFR + 4.50%), due 03/04/32(b)	1,643,036
723,188		LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 7.78% (1 mo. USD Term SOFR + 3.50%), due 12/02/31(b)	725,223
400,000		LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 7.78% (1 mo. USD Term SOFR + 3.50%), due 12/02/31(b)	401,126
698,250		M6 ETX Holdings II Midco LLC, 2025 Term Loan B, 9.25% (3 mo. USD Term SOFR + 2.00%), due 04/01/32(b)	699,472
1,140,969		Madison IAQ, LLC, Term Loan, 6.70% (6 mo. USD Term SOFR + 2.50%), due 06/21/28(b)	1,143,466
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,402,883		MajorDrive Holdings IV LLC, Term Loan B, 8.26% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	1,370,266
1,597,584		MajorDrive Holdings IV LLC, Term Loan B TBD, due 06/01/28(h)	1,560,440
283,283		Maravai Intermediate Holdings, LLC, 2022 Term Loan B, 7.33% (3 mo. USD Term SOFR + 3.00%), due 10/19/27(b)	276,201
498,721		Mauser Packaging Solutions Holding Co., 2024 Term Loan B TBD, due 04/15/27(h)	499,523
2,984,962		McAfee LLC, 2024 USD 1st Lien Term Loan B, 7.22% (1 mo. USD Term SOFR + 3.00%), due 03/01/29(b)	2,860,588
1,053,879		MDVIP, Inc., 2025 Term Loan B, 6.89% (1 mo. USD Term SOFR + 2.75%), due 10/14/31(b)	1,058,051
35,038		MDVIP, Inc., Term Loan B TBD, due 10/14/31(h)	35,177
666,646		Medline Borrower LP, 2025 Incremental Term Loan B, 6.16% (1 mo. USD Term SOFR + 2.00%), due 10/23/30(b)	666,958
727,133		Medline Borrower LP, 2025 Term Loan B, 6.16% (1 mo. USD Term SOFR + 2.00%), due 10/23/28(b)	727,917
315,789	EUR	Mermaid Bidco, Inc., 2024 EUR Term Loan B, 5.74% (3 mo. EURIBOR + 3.75%), due 07/03/31(b)	373,526
2,180,000		MH Sub I LLC, 2021 2nd Lien Term Loan, 10.41% (1 mo. USD Term SOFR + 6.25%), due 02/23/29(b)	1,918,740
1,094,402		MH Sub I LLC, 2023 Term Loan, 8.25% (3 mo. USD Term SOFR + 4.25%), due 05/03/28(b)	1,057,125
586,705		MH Sub I LLC, 2024 Term Loan B4, 8.41% (1 mo. USD Term SOFR + 4.25%), due 12/31/31(b)	540,991
1,566,797		Midwest Physician Administrative Services LLC, 2021 Term Loan, 7.26% (3 mo. USD Term SOFR + 3.00%), due 03/12/28(b)	1,458,426
501,856		MKS Instruments, Inc., 2025 USD Repriced Term Loan, 6.17% (1 mo. USD Term SOFR + 2.00%), due 08/17/29(b)	502,875
1,436,638		Modena Buyer LLC, Term Loan, 8.81% (3 mo. USD Term SOFR + 4.50%), due 07/01/31(b)	1,420,028
60,849		Modena Buyer LLC, Term Loan TBD, due 07/01/31(h)	60,146
1,000,000	EUR	Mosel Bidco SE, 2025 EUR Term Loan B, 5.75% (3 mo. EURIBOR + 3.75%), due 09/16/30(b)	1,182,618
711,352		National Mentor Holdings, Inc., 2021 Term Loan, 8.01% (1 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	709,795
158,687		National Mentor Holdings, Inc., 2021 Term Loan, 7.85% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	158,340
25,405		National Mentor Holdings, Inc., 2021 Term Loan C, 7.85% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	25,350
341,686		NEP Group, Inc., 2023 Incremental Term Loan B, 1.50% (3 mo. USD Term SOFR + 4.00%, 1.50% PIK), due 08/19/26(b)	341,046
1,001,072		NEP Group, Inc., 2023 Term Loan B, 7.71% (3 mo. USD Term SOFR + 3.25%, 1.50% PIK), due 08/19/26(b)	995,754
342,000		Nexus Buyer LLC, 2025 Incremental Term Loan, 8.16% (1 mo. USD Term SOFR + 4.00%), due 07/31/31(b)	342,053
2,039,750		Nexus Buyer LLC, 2025 Term Loan B, 7.66% (1 mo. USD Term SOFR + 3.50%), due 07/31/31(b)	2,036,945
866,667	EUR	Nidda Healthcare Holding AG, 2025 EUR Term Loan B, 5.53% (3 mo. EURIBOR + 3.50%), due 02/21/30(b)	1,023,226
1,000,000	EUR	Nuuday AS, EUR Term Loan B, 8.53% (3 mo. EURIBOR + 6.50%), due 02/03/28(b)	1,179,112
400,000		OID-OL Intermediate I LLC, Term Loan 1, 10.31% (3 mo. USD Term SOFR + 6.00%), due 02/01/29(b)	414,167
498,750		OID-OL Intermediate I LLC, Term Loan 2, 8.71% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	420,095
114See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
195,000	Olympus Water U.S. Holding Corp., 2025 USD Term Loan B TBD, due 07/23/32(h)	193,720
1,749,000	Onex TSG Intermediate Corp., 2025 Term Loan B, 7.98% (3 mo. USD Term SOFR + 3.75%), due 08/06/32(b)	1,760,561
525,000	Opal Bidco SAS, USD Term Loan B, 7.25% (3 mo. USD Term SOFR + 3.25%), due 04/28/32(b)	527,297
1,641,730	Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 6.42% (1 mo. USD Term SOFR + 2.25%), due 10/05/28(b)	1,644,808
249,351	Osmose Utilities Services, Inc., Term Loan, 7.53% (1 mo. USD Term SOFR + 3.25%), due 06/23/28(b)	236,571
1,000,000	Osmose Utilities Services, Inc., Term Loan TBD, due 06/23/28(h)	948,750
631,821	Outcomes Group Holdings, Inc., 2025 Term Loan B, 7.16% (1 mo. USD Term SOFR + 3.00%), due 05/06/31(b)	636,296
265,000	Owens-Illinois Inc., 2025 Term Loan B TBD, due 09/24/32(h)	264,834
500,000	Paradigm Parent LLC, 1st Lien Term Loan, 8.82% (3 mo. USD Term SOFR + 4.50%), due 04/16/32(b)	450,078
547,172	Penn Entertainment, Inc., 2022 Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 05/03/29(b)	547,661
1,695,463	Peraton Corp., Term Loan B, 8.01% (1 mo. USD Term SOFR + 3.75%), due 02/01/28(b)	1,432,879
778,050	Performance Health & Wellness, 2025 Term Loan B TBD, due 03/19/32(h)	768,324
1,496,104	PetSmart, Inc., 2021 Term Loan B TBD, due 02/11/28(h)	1,492,835
857,450	PHRG Intermediate LLC, 2025 Term Loan B, 8.16% (1 mo. USD Term SOFR + 4.00%), due 02/20/32(b)	856,378
943,548	Pinnacle Buyer LLC, Term Loan TBD, due 09/10/32(h)	945,711
995,623	Plano HoldCo, Inc., Term Loan B, 7.50% (3 mo. USD Term SOFR + 3.50%), due 10/02/31(b)	965,755
450,000	Pluto Acquisition I, Inc., 2024 First Out Superpriority Term Loan, 9.50% (3 mo. USD Term SOFR + 5.50%), due 06/20/28(b)	452,250
1,989,637	Polaris Newco LLC, USD Term Loan B, 8.32% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(b)	1,921,954
407,947	Prairie ECI Acquiror LP, 2025 Repriced Term Loan B, 7.91% (1 mo. USD Term SOFR + 3.75%), due 08/01/29(b)	411,262
451,880	Pregis TopCo Corp., 2025 Refinancing Term Loan, 8.16% (1 mo. USD Term SOFR + 4.00%), due 02/01/29(b)	455,363
1,691,979	Pre-Paid Legal Services, Inc., 2021 Term Loan, 7.41% (1 mo. USD Term SOFR + 3.25%), due 12/15/28(b)	1,603,150
583,538	Project Boost Purchaser LLC, 2025 Refinancing Term Loan, 7.07% (3 mo. USD Term SOFR + 2.75%), due 07/16/31(b)	582,586
994,872	Project Castle, Inc., Term Loan B, 9.72% (6 mo. USD Term SOFR + 5.50%), due 06/01/29(b)	829,059
1,196,573	Project Ruby Ultimate Parent Corp., 2025 Term Loan B, 7.03% (1 mo. USD Term SOFR + 2.75%), due 03/10/28(b)	1,198,568
201,175	Project Ruby Ultimate Parent Corp., 2025 Term Loan B TBD, due 03/10/28(h)	201,511
1,461,000	Prometric Holdings, Inc., 2025 Term Loan B, 7.91% (1 mo. USD Term SOFR + 3.75%), due 06/25/32(b)	1,469,949
1,999,848	Proofpoint, Inc., 2024 Term Loan, 7.16% (1 mo. USD Term SOFR + 3.00%), due 08/31/28(b)	2,008,130
70,171	Proofpoint, Inc., 2025 Fungible Term Loan TBD, due 08/31/28(h)	70,534
1,741,853	PushPay USA, Inc., 2025 Repriced Term Loan, 7.75% (3 mo. USD Term SOFR + 3.75%), due 08/15/31(b)	1,756,006
1,020,000	Qnity Electronics, Inc., Term Loan B TBD, due 08/12/32(h)	1,021,275
750,000	QuidelOrtho Corp., Term Loan, 8.00% (3 mo. USD Term SOFR + 4.00%), due 08/20/32(b)	747,070
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,741,250		Quikrete Holdings, Inc., 2025 Term Loan B, 6.41% (1 mo. USD Term SOFR + 2.25%), due 02/10/32(b)	1,742,556
407,865		RealTruck Group, Inc., 2021 Term Loan B, 8.03% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(b)	371,157
495,506		Rinchem Co., Inc., Term Loan, 8.34% (3 mo. USD Term SOFR + 4.25%), due 03/02/29(b)	267,573
646,997		Rocket Software, Inc., 2023 USD Term Loan B, 7.91% (1 mo. USD Term SOFR + 3.75%), due 11/28/28(b)	648,492
187,500		Sandisk Corp., Term Loan B, 7.14% (1 mo. USD Term SOFR + 3.00%), due 02/20/32(b)	187,734
540,000		Sanmina Corp., Term Loan B TBD, due 08/06/32(h)	540,000
194,188		SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 7.20% (6 mo. USD Term SOFR + 3.00%), due 01/31/29(b)	194,619
16,129		Secretariat Advisors LLC, 2025 Delayed Draw Term Loan TBD, due 02/28/32(h)	16,149
1,211,247		Secretariat Advisors LLC, 2025 Term Loan B, 8.00% (3 mo. USD Term SOFR + 4.00%), due 02/28/32(b)	1,212,761
133,871		Secretariat Advisors LLC, 2025 Term Loan B TBD, due 02/28/32(h)	134,038
816,027		Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 07/31/31(b)	815,823
1,009,912		Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 7.31% (3 mo. USD Term SOFR + 3.00%), due 10/29/27(b)	1,012,437
2,257,000		Sgh2 LLC, 2025 USD Term Loan B, 8.51% (3 mo. USD Term SOFR + 4.50%), due 08/18/32(b)	2,262,642
1,007,462		Sharp Services LLC, 2025 Term Loan B, 6.99% (3 mo. USD Term SOFR + 3.00%), due 09/12/32(b)	1,008,722
165,000		Shift4 Payments LLC, 2025 Term Loan, 6.75% (3 mo. USD Term SOFR + 2.75%), due 06/30/32(b)	166,547
196,154	EUR	Siaci Saint Honore, 2025 EUR Delayed Draw Term Loan TBD, due 07/16/32(h)	231,909
823,846	EUR	Siaci Saint Honore, 2025 EUR Unitranche Term Loan, 5.50% (3 mo. EURIBOR + 3.50%), due 07/26/32(b)	973,994
746,222		Six Flags Entertainment Corp., 2024 Term Loan B, 6.16% (1 mo. USD Term SOFR + 2.00%), due 05/01/31(b)	742,542
1,741,250		SMX Group LLC, Term Loan, 8.66% (1 mo. USD Term SOFR + 4.50%), due 02/06/32(b)	1,753,221
292,369		Somnigroup International, Inc., 2025 Term Loan B, 6.37% (3 mo. USD Term SOFR + 2.25%), due 10/24/31(b)	294,699
845,619		Specialty Building Products Holdings LLC, 2021 Term Loan B, 8.01% (1 mo. USD Term SOFR + 3.75%), due 10/15/28(b)	816,233
498,708		Specialty Building Products Holdings LLC, 2021 Term Loan B TBD, due 10/15/28(h)	481,378
541,667	EUR	Spectris PLC, EUR Term Loan TBD, due 09/24/32(h)	639,044
1,194,443		Star Parent Inc., Term Loan B, 8.00% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	1,195,529
1,641,667		Star Parent Inc., Term Loan B, 8.00% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	1,643,159
1,000,000	EUR	Stepstone Group MidCo 2 GmbH, EUR Term Loan B TBD, due 04/26/32(h)	1,157,926
1,000,000		Stonepeak Bayou Holdings LP, Term Loan B TBD, due 09/24/32(h)	1,000,000
2,133		Student Transportation of America Holdings, Inc., Delayed Draw Term Loan, 7.56% (3 mo. USD Term SOFR + 3.25%), due 06/24/32(b)	2,142
4,533		Student Transportation of America Holdings, Inc., Delayed Draw Term Loan, 7.57% (3 mo. USD Term SOFR + 3.25%), due 06/24/32(b)	4,551
93,100		Student Transportation of America Holdings, Inc., Term Loan B, 7.25% (3 mo. USD Term SOFR + 3.25%), due 06/24/32(b)	93,468
1,000,000	EUR	Synlab Bondco PLC, 2024 EUR Term Loan, 5.69% (3 mo. EURIBOR + 3.75%), due 04/16/31(b)	1,179,406
116See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,696,747		Team Health Holdings, Inc., Description 1, 8.80% (3 mo. USD Term SOFR + 4.50%), due 06/30/28(b)	1,696,747
1,492,443		Thermostat Purchaser III, Inc., 2024 Term Loan B, 8.25% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	1,498,506
545,455	EUR	Thyme Holdco SARL, 2025 EUR Term Loan B TBD, due 07/19/32(h)	644,114
1,243,750		Tidal Waste & Recycling Holdings LLC, Term Loan B, 7.00% (3 mo. USD Term SOFR + 3.00%), due 10/24/31(b)	1,252,562
1,337,266		TKC Holdings, Inc., 2024 Term Loan, 9.17% (1 mo. USD Term SOFR + 5.00%), due 05/15/28(b)	1,348,967
547,250		TKO Worldwide Holdings LLC, 2025 Term Loan, 6.04% (3 mo. USD Term SOFR + 2.00%), due 11/21/31(b)	548,671
503,300		TKO Worldwide Holdings LLC, 2025 Term Loan B TBD, due 11/21/31(h)	504,629
1,629,246		Townsquare Media, Inc., 2025 Term Loan, 9.19% (3 mo. USD Term SOFR + 5.00%), due 02/19/30(b)	1,445,956
646,725		TransDigm, Inc., 2023 Term Loan J, 6.50% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	646,914
2,294,192		TransDigm, Inc., 2025 Term Loan K TBD, due 03/22/30(h)	2,293,655
1,100,000		TransDigm, Inc., 2025 Term Loan M, 6.50% (1 mo. USD Term SOFR + 2.34%), due 08/19/32(b)	1,100,257
325,000		TransDigm, Inc., 2025 Term Loan M TBD, due 08/19/32(b)	325,076
715,000		Traverse Midstream Partners LLC, 2017 Term Loan, 6.81% (3 mo. USD Term SOFR + 2.50%), due 02/16/28(b)	717,460
1,228,810		Trident TPI Holdings, Inc., 2024 Term Loan B7, 7.75% (3 mo. USD Term SOFR + 3.75%), due 09/15/28(b)	1,207,497
1,000,000	EUR	Trivium Packaging BV, EUR Term Loan B, 6.41% (1 mo. EURIBOR + 4.50%), due 05/28/30(b)	1,183,322
100,000		Trucordia Insurance Holdings LLC, Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 06/17/32(b)	100,375
994,778		TruGreen Limited Partnership, 2020 Term Loan, 8.26% (1 mo. USD Term SOFR + 4.00%), due 11/02/27(b)	974,468
250,000		TruGreen Limited Partnership, 2020 Term Loan TBD, due 11/02/27(h)	244,896
1,000,000	EUR	TSM II Lux Co. 21 SARL, EUR Term Loan B, 5.78% (3 mo. EURIBOR + 3.75%), due 09/11/31(b)	1,184,411
2,785,751		U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 9.28% (1 mo. USD Term SOFR + 5.00%), due 06/28/28(b)	2,661,261
1,496,222		UKG, Inc., 2024 Term Loan B, 6.81% (3 mo. USD Term SOFR + 2.50%), due 02/10/31(b)	1,497,040
1,820,000		United Talent Agency LLC, 2025 Term Loan B, 7.65% (1 mo. USD Term SOFR + 3.50%), due 06/10/32(b)	1,831,375
1,742,440		Univision Communications Inc., 2024 Term Loan B, 7.78% (1 mo. USD Term SOFR + 3.50%), due 01/31/29(b)	1,739,173
248,715		Univision Communications, Inc., 2022 First Lien Term Loan B, 8.25% (3 mo. USD Term SOFR + 4.25%), due 06/24/29(b)	249,336
1,352,985		USALCO LLC, 2025 Term Loan, 7.66% (1 mo. USD Term SOFR + 3.50%), due 09/30/31(b)	1,352,775
1,094,472		USI, Inc., 2024 Term Loan C, 6.25% (3 mo. USD Term SOFR + 2.25%), due 09/29/30(b)	1,094,062
795,980		USI, Inc., 2024 Term Loan D, 6.25% (3 mo. USD Term SOFR + 2.25%), due 11/21/29(b)	795,681
498,741		USI, Inc., 2024 Term Loan D TBD, due 11/21/29(h)	498,554
325,000		Valvoline, Inc., Term Loan B TBD, due 03/19/32(h)	326,341
41,157		Van Pool Transportation LLC, 2025 Delayed Draw Term Loan (3 mo. USD Term SOFR + 3.25%), due 08/06/30(b)	41,387
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
492,530	Van Pool Transportation LLC, 2025 Term Loan, 7.25% (3 mo. USD Term SOFR + 3.25%), due 08/06/30(b)	495,301
398,750	Verifone Systems, Inc., 2025 Term Loan, 10.07% (3 mo. USD Term SOFR + 5.50%), due 08/18/28(b)	386,588
1,741,228	Viant Medical Holdings, Inc., 2024 Term Loan B, 8.16% (1 mo. USD Term SOFR + 4.00%), due 10/29/31(b)	1,744,493
746,134	Victory Buyer LLC, Term Loan, 8.03% (1 mo. USD Term SOFR + 3.75%), due 11/19/28(b)	748,155
300,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 7.51% (1 mo. USD Term SOFR + 3.25%), due 01/31/29(b)	300,222
1,400,000	Virgin Media Bristol LLC, 2020 USD Term Loan Q TBD, due 01/31/29(h)	1,401,035
915,750	Vista Management Holding, Inc., 2025 Term Loan B TBD, due 04/01/31(h)	921,855
1,750,000	Voyager Parent LLC, Term Loan B, 8.75% (3 mo. USD Term SOFR + 4.75%), due 07/01/32(b)	1,755,773
492,656	Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 01/30/31(b)	491,386
145,000	Wasserman Media Group LLC, Term Loan B, 7.16% (1 mo. USD Term SOFR + 3.00%), due 06/23/32(b)	145,453
479,930	Waystar Technologies, Inc., 2025 Add-on Term Loan B TBD, due 10/22/29(h)	480,830
160,290	Waystar Technologies, Inc., 2025 Term Loan B, 6.16% (1 mo. USD Term SOFR + 2.00%), due 10/22/29(b)	160,590
698,250	WCG Intermediate Corp., 2025 Term Loan B, 7.16% (1 mo. USD Term SOFR + 3.00%), due 02/25/32(b)	695,021
1,741,206	WeddingWire, Inc., 2024 Term Loan B, 7.91% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(b)	1,745,559
397,990	WEX, Inc., 2024 Term Loan B2, 5.91% (1 mo. USD Term SOFR + 1.75%), due 03/31/28(b)	397,949
1,094,486	Whatabrands LLC, 2024 1st Lien Term Loan B, 6.66% (1 mo. USD Term SOFR + 2.50%), due 08/03/28(b)	1,096,626
1,396,482	White Cap Buyer LLC, 2024 Term Loan B, 7.41% (1 mo. USD Term SOFR + 3.25%), due 10/19/29(b)	1,398,387
200,000	WhiteWater Matterhorn Holdings LLC, 2025 Term Loan B, 6.25% (3 mo. USD Term SOFR + 2.25%), due 06/16/32(b)	200,312
691,508	WideOpenWest Finance LLC, 2024 Super Priority 1st Out New Money Term Loan, 11.58% (3 mo. USD Term SOFR + 7.00%), due 12/11/28(b)	707,066
318,392	Wilsonart LLC, 2024 Term Loan B, 8.25% (3 mo. USD Term SOFR + 4.25%), due 08/05/31(b)	308,329
2,700,000	X Corp., 2025 Fixed Term Loan, 9.50% , due 10/26/29(b)	2,715,187
650,000	X Corp., 2025 Fixed Term Loan TBD, due 10/26/29(h)	653,656
406,203	Zayo Group Holdings, Inc., USD Term Loan, 7.28% (1 mo. USD Term SOFR + 3.00%), due 03/09/27(b)	400,745
1,493,603	Zest Acquisition Corp., 2023 Term Loan, 9.56% (3 mo. USD Term SOFR + 5.25%), due 02/08/28(b)	1,502,938
		320,166,977
	Convertible Debt — 1.1%
900,000	Alarm.com Holdings, Inc., 2.25%, due 06/01/29	865,350
335,000	Alnylam Pharmaceuticals, Inc., 0.00%, due 09/15/28(k) 144A	333,116
192,000	Boston Properties LP, 2.00%, due 10/01/30 144A	192,192
475,000	Carnival Corp., 5.75%, due 12/01/27(l)	1,062,069
165,000	Cloudflare, Inc., 0.00%, due 08/15/26(k)(m)	205,953
811,000	Cloudflare, Inc., 0.00%, due 06/15/30(k)(m) 144A	922,918
118See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — continued
472,000		Coinbase Global, Inc., 0.00%, due 10/01/32(k)(l) 144A	522,504
316,000		Coinbase Global, Inc., 0.25%, due 04/01/30(l)	397,923
400,000		CyberArk Software Ltd., 0.00%, due 06/15/30(k)(m) 144A	445,159
263,000		Cytokinetics, Inc., 1.75%, due 10/01/31 144A	301,627
556,000		DoorDash, Inc., 0.00%, due 05/15/30(k) 144A	633,284
555,000		Duke Energy Corp., 4.13%, due 04/15/26	596,486
225,000		Enphase Energy, Inc., 6.22%, due 03/01/28(l)(n)	195,433
700,000		Federal Realty OP LP, 3.25%, due 01/15/29 144A	712,600
700,000		Fluor Corp., 1.13%, due 08/15/29	832,300
660,000		Guardant Health, Inc., 1.25%, due 02/15/31	860,980
665,000		Guidewire Software, Inc., 1.25%, due 11/01/29 144A	775,073
575,000		Jazz Investments I Ltd., 3.13%, due 09/15/30(l)	683,675
500,000		JBT Marel Corp., 0.38%, due 09/15/30 144A	487,000
300,000		JD.com, Inc., 0.25%, due 06/01/29	323,100
430,000		Merit Medical Systems, Inc., 3.00%, due 02/01/29 144A	500,735
600,000	EUR	Mitsubishi UFJ Investor Services & Banking Luxembourg SA, Series PRX, 6.52%, (3 mo. EURIBOR + 4.50%), due 12/15/50(b)	448,693
464,000		NCL Corp. Ltd., 0.75%, due 09/15/30 144A	470,380
475,000		NextEra Energy Capital Holdings, Inc., 3.00%, due 03/01/27	562,163
600,000		Qiagen NV, 2.50%, due 09/10/31(e)	621,203
500,000		Rexford Industrial Realty LP, 4.13%, due 03/15/29(l) 144A	504,750
173,000		Seagate HDD Cayman, 3.50%, due 06/01/28(l)	498,564
108,000		Snowflake, Inc., 0.00%, due 10/01/29(k)	169,277
114,000		Spotify USA, Inc., 0.00%, due 03/15/26(k)(m)	156,066
393,000		Super Micro Computer, Inc., 0.00%, due 06/15/30(k) 144A	434,658
55,000		Tyler Technologies, Inc., 0.25%, due 03/15/26	60,500
709,000		Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28	1,044,002
320,000		WEC Energy Group, Inc., 3.38%, due 06/01/28 144A	330,960
400,000		WEC Energy Group, Inc., 4.38%, due 06/01/29	491,600
525,000		Welltower OP LLC, 2.75%, due 05/15/28 144A	983,588
114,000		Wix.com Ltd., 0.00%, due 09/15/30(k) 144A	124,773
			18,750,654
		Corporate Debt — 38.9%
1,475,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	1,441,715
1,900,000		1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	1,792,590
780,000		1261229 BC Ltd., 10.00%, due 04/15/32 144A	800,157
3,730,000		Acadia Healthcare Co., Inc., 7.38%, due 03/15/33 144A	3,877,107
240,000		ACCO Brands Corp., 4.25%, due 03/15/29(l) 144A	216,993
38,000		Acrisure LLC/Acrisure Finance, Inc., 6.75%, due 07/01/32 144A	39,159
500,000		Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/06/30 144A	521,265
237,000		Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 02/01/29 144A	247,546
1,031,000		Acrisure LLC/Acrisure Finance, Inc., 8.50%, due 06/15/29 144A	1,083,245
285,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	284,297
1,075,000		Advance Auto Parts, Inc., 7.00%, due 08/01/30 144A	1,106,828
10,000		Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	9,984
425,000		Aegea Finance SARL, 6.75%, due 05/20/29(e)	433,761
1,355,000		Aegea Finance SARL, 7.63%, due 01/20/36(f) 144A	1,350,799
2,405,000		Africell Holding Ltd., 10.50%, due 10/23/29(l) 144A	2,394,033
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
710,000		Africell Holding Ltd., 10.50%, due 10/23/29(e)	706,833
410,000		Ahead DB Holdings LLC, 6.63%, due 05/01/28 144A	410,573
800,000		Ahli Bank QSC, 4.00% (5 yr. CMT + 3.45%)(b)(e)(o)	792,569
600,000		Ahlstrom Holding 3 OYJ, 4.88%, due 02/04/28 144A	582,346
325,000	EUR	AIB Group PLC, 6.00% (5 yr. EURIBOR ICE Swap + 3.71%)(b)(e)(o)	390,688
59,000		Aircastle Ltd., 5.25% (5 yr. CMT + 4.41%)(b)(o) 144A	58,749
1,375,000		AL Candelaria Spain SA, 5.75%, due 06/15/33(e)	1,250,659
550,000		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, due 02/15/30 144A	541,041
900,000	EUR	Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, due 05/21/30 144A	1,098,074
550,000	EUR	Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, due 05/21/30(e)	671,045
885,000	EUR	Alexandrite Lake Lux Holdings SARL, 6.75%, due 07/30/30(l) 144A	1,064,998
53,000		Alibaba Group Holding Ltd., 0.50%, due 06/01/31	97,494
750,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, due 10/15/27 144A	738,155
370,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.50%, due 10/01/31 144A	378,763
525,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 04/15/28 144A	534,723
1,600,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31 144A	1,654,429
268,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, due 10/01/32(l) 144A	276,491
400,000	EUR	Allwyn Entertainment Financing U.K. PLC, 4.13%, due 02/15/31(e)	457,095
55,000		Alnylam Pharmaceuticals, Inc., 1.00%, due 09/15/27(l)	90,530
500,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	516,500
288,000		AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	298,389
1,820,000		Altice France Holding SA, 10.50%, due 05/15/27(p) 144A	660,073
800,000	EUR	Altice France SA, 4.13%, due 01/15/29(e)	813,391
860,000		Altice France SA, 5.13%, due 07/15/29 144A	738,783
938,000		Altice France SA, 5.50%, due 01/15/28 144A	830,130
300,000		Altice France SA, 5.50%, due 10/15/29 144A	260,981
300,000		Ambipar Lux SARL, 10.88%, due 02/05/33 144A	50,433
385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	400,077
1,800,000		American Builders & Contractors Supply Co., Inc., 4.00%, due 01/15/28 144A	1,765,471
184,000		American Electric Power Co., Inc., 5.80% (5 yr. CMT + 2.13%), due 03/15/56(b)	183,815
347,000		American National Group, Inc., 7.00% (5 yr. CMT + 3.18%), due 12/01/55(b)	358,008
205,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, due 06/01/28 144A	210,764
950,000		AmeriTex HoldCo Intermediate LLC, 7.63%, due 08/15/33 144A	989,647
440,000		AMN Healthcare, Inc., 6.50%, due 01/15/31(f) 144A	441,635
800,000		ams-OSRAM AG, 12.25%, due 03/30/29(l) 144A	861,666
1,500,000		AmWINS Group, Inc., 4.88%, due 06/30/29 144A	1,458,826
1,000,000		Anglo American Capital PLC, 5.75%, due 04/05/34 144A	1,050,077
250,000		Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	257,699
225,000		APi Group DE, Inc., 4.13%, due 07/15/29 144A	217,697
500,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32(l) 144A	513,263
500,000	EUR	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, due 08/15/26(e)	577,883
370,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 08/15/26(l) 144A	357,032
236,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27 144A	91,011
120See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,502,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(l) 144A	579,231
77,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(e)	29,694
200,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	210,417
600,000		ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	604,839
1,110,000		Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	1,176,652
400,000		AS Mileage Plan IP Ltd., 5.31%, due 10/20/31 144A	398,376
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.88%, due 02/08/38(e)(n)	675,399
1,653,147		ASP Unifrax Holdings, Inc., 7.10% (7.10% Cash, or 5.85% Cash or 1.25% PIK), due 09/30/29 144A	659,587
143,000	EUR	Assemblin Caverion Group AB, 6.25%, due 07/01/30(e)	176,108
3,640,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	3,613,330
1,260,000		ATI, Inc., 5.13%, due 10/01/31	1,240,973
310,000		Atkore, Inc., 4.25%, due 06/01/31 144A	289,134
160,000		Atlanticus Holdings Corp., 9.75%, due 09/01/30 144A	159,120
450,000		Avianca Midco 2 PLC, 9.00%, due 12/01/28 144A	451,125
1,000,000		Avient Corp., 6.25%, due 11/01/31 144A	1,016,273
214,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, due 06/15/32(l) 144A	224,012
396,000		Avolon Holdings Funding Ltd., 2.53%, due 11/18/27(l) 144A	380,819
300,000		Axalta Coating Systems LLC, 3.38%, due 02/15/29 144A	284,482
660,000		Axon Enterprise, Inc., 6.13%, due 03/15/30 144A	679,488
330,000		Axon Enterprise, Inc., 6.25%, due 03/15/33 144A	340,493
1,605,000		Azule Energy Finance PLC, 8.13%, due 01/23/30 144A	1,620,331
1,095,000		Azule Energy Finance PLC, 8.13%, due 01/23/30(e)	1,105,968
835,000		B&G Foods, Inc., 8.00%, due 09/15/28(l) 144A	810,085
5,500,000		Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, due 07/15/26 144A	5,106,204
1,900,000		Ball Corp., 2.88%, due 08/15/30	1,727,361
225,000		Banc of California, 3.25% (3 mo. USD Term SOFR + 2.52%), due 05/01/31(b)	209,672
1,055,000	EUR	Banca Transilvania SA, 5.13% (1 yr. EURIBOR ICE Swap + 2.95%), due 09/30/30(b)(e)	1,272,237
870,000	EUR	Banca Transilvania SA, 8.88% (1 yr. EURIBOR ICE Swap + 5.58%), due 04/27/27(b)(e)	1,054,714
2,160,000		Banco Mercantil del Norte SA, 6.63% (10 yr. CMT + 5.03%)(b)(e)(o)	2,112,100
740,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(o) 144A	757,006
200,000	EUR	Banco Santander SA, 6.00% (5 yr. EURIBOR ICE Swap + 3.82%)(b)(e)(o)	241,519
1,075,000		Bank Negara Indonesia Persero Tbk. PT, 4.30% (5 yr. CMT + 3.47%)(b)(e)(o)	1,044,216
250,000	EUR	Bank of Cyprus Holdings PLC, 11.88% (5 yr. EURIBOR ICE Swap + 9.13%)(b)(e)(o)	357,407
275,000	GBP	Barclays PLC, 8.38% (5 yr. GBP SONIA Linked ICE Swap + 4.69%)(b)(e)(o)	390,373
325,000	GBP	Barclays PLC, 8.88% (5 yr. U.K. Government Bond + 6.96%)(b)(e)(o)	461,270
750,000		Bath & Body Works, Inc., 6.88%, due 11/01/35	781,276
210,000		Bath & Body Works, Inc., 6.95%, due 03/01/33	219,799
700,000	EUR	Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), due 01/15/31(b)(e)	835,081
400,000	EUR	BAWAG Group AG, 7.25% (5 yr. EURIBOR ICE Swap + 5.05%)(b)(e)(o)	501,936
1,040,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 7.63% (5 yr. CMT + 3.38%), due 02/11/35(b) 144A	1,096,680
750,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% (5 yr. CMT + 4.66%), due 06/29/38(b)(e)	833,192
500,000	EUR	BCP V Modular Services Finance II PLC, 4.75%, due 11/30/28(e)	564,345
3,620,000		Beach Acquisition Bidco LLC, 10.00% (10.00% Cash or 10.75% PIK), due 07/15/33 144A	3,913,806
500,000		Beacon Mobility Corp., 7.25%, due 08/01/30 144A	520,202
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
145,000		Bell Telephone Co. of Canada or Bell Canada, 7.00% (5 yr. CMT + 2.36%), due 09/15/55(b)	151,690
470,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31 144A	561,155
270,000		BellRing Brands, Inc., 7.00%, due 03/15/30 144A	279,128
200,000	EUR	Bertrand Franchise Finance SAS, 5.77% (3 mo. EURIBOR + 3.75%), due 07/18/30(b)(e)	225,751
305,000	EUR	Bertrand Franchise Finance SAS, 6.50%, due 07/18/30(e)(l)	351,922
450,000		Bill Holdings, Inc., 3.23%, due 04/01/30(n) 144A	401,625
550,000		BKV Upstream Midstream LLC, 7.50%, due 10/15/30 144A	550,022
2,300,000		Block, Inc., 2.75%, due 06/01/26	2,271,624
900,000		Blue Owl Finance LLC, 6.25%, due 04/18/34	944,468
340,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(o) 144A	360,996
200,000		BNP Paribas SA, 8.50% (5 yr. CMT + 4.35%)(b)(l)(o) 144A	213,940
450,000	EUR	BOI Finance BV, 7.50%, due 02/16/27(e)	544,128
920,000		Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	976,708
715,000	EUR	Boots Group Finco LP, 5.38%, due 08/31/32(e)	865,123
590,000		Boyd Gaming Corp., 4.75%, due 06/15/31 144A	569,253
1,000,000		Braskem Netherlands Finance BV, 4.50%, due 01/31/30(e)	377,610
2,469,000		Bread Financial Holdings, Inc., 8.38% (5 yr. CMT + 4.30%), due 06/15/35(b) 144A	2,537,327
1,375,000		BRF SA, 5.75%, due 09/21/50(e)	1,181,538
195,000		Brinker International, Inc., 8.25%, due 07/15/30 144A	206,419
800,000		Broadcom, Inc., 5.20%, due 07/15/35	824,790
960,000		Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, due 04/01/27 144A	943,653
270,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	257,550
800,000		Brown & Brown, Inc., 5.55%, due 06/23/35	823,577
1,985,000		Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	2,007,244
402,939		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 02/15/39(e)	436,074
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	847,145
550,000		Builders FirstSource, Inc., 6.75%, due 05/15/35 144A	574,960
1,040,000	EUR	Bulgarian Energy Holding EAD, 2.45%, due 07/22/28(e)	1,182,239
100,000	EUR	Bulgarian Energy Holding EAD, 4.25%, due 06/19/30(e)	117,642
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	802,075
630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	670,204
1,000,000		BWX Technologies, Inc., 4.13%, due 04/15/29 144A	969,020
1,108,000		C&W Senior Finance Ltd., 9.00%, due 01/15/33(e)	1,160,039
600,000	EUR	CAB SELAS, 3.38%, due 02/01/28(e)(l)	662,979
1,370,000		Caesars Entertainment, Inc., 6.00%, due 10/15/32 144A	1,350,251
600,000	EUR	CaixaBank SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.30%)(b)(e)(o)	785,681
215,000		California Resources Corp., 8.25%, due 06/15/29 144A	224,382
1,250,000		Camelot Return Merger Sub, Inc., 8.75%, due 08/01/28 144A	1,210,556
557,000	GBP	Canary Wharf Group Investment Holdings PLC, 3.38%, due 04/23/28(e)	703,498
1,270,000		Carnival Corp., 5.13%, due 05/01/29(f) 144A	1,270,000
525,000		Carnival Corp., 5.75%, due 08/01/32 144A	534,937
675,000		Carnival Corp., 5.88%, due 06/15/31 144A	692,134
1,391,000		Carvana Co., 9.00% ((14% PIK until 08/15/25; then 9% Cash until Maturity)), due 06/01/31 144A	1,575,958
200,000	EUR	CCF Holding SAS, 9.25% (5 yr. EUR swap annual + 6.63%)(b)(e)(o)	258,612
4,530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	4,176,009
122See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,370,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	1,185,307
750,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30 144A	708,821
1,300,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,183,899
1,600,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	1,423,497
390,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	374,535
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	495,598
520,000	GBP	CD&R Firefly Bidco PLC, 8.63%, due 04/30/29(e)	738,191
957,000		Celanese U.S. Holdings LLC, 6.75%, due 04/15/33(l)	953,560
1,665,000		Cemex SAB de CV, 7.20% (5 yr. CMT + 3.52%)(b)(o) 144A	1,742,839
1,400,000		Centene Corp., 2.50%, due 03/01/31	1,206,855
700,000		Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 06/15/29(l) 144A	617,754
750,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	648,604
700,000		Century Aluminum Co., 6.88%, due 08/01/32 144A	726,355
800,000		Cerdia Finanz GmbH, 9.38%, due 10/03/31 144A	849,000
1,641,000		Champ Acquisition Corp., 8.38%, due 12/01/31 144A	1,748,707
1,025,000		Champion MTN Ltd., 2.95%, due 06/15/30(e)	889,017
265,000		Cheplapharm Arzneimittel GmbH, 5.50%, due 01/15/28 144A	259,031
500,000	EUR	Cheplapharm Arzneimittel GmbH, 7.50%, due 05/15/30(e)	609,283
900,000		Choice Hotels International, Inc., 3.70%, due 12/01/29	859,871
200,000		Chord Energy Corp., 6.00%, due 10/01/30 144A	198,732
840,000		Chord Energy Corp., 6.75%, due 03/15/33 144A	851,604
792,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	685,443
500,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	452,775
1,542,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29(l) 144A	1,227,309
1,235,000		CHS/Community Health Systems, Inc., 9.75%, due 01/15/34 144A	1,266,801
250,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	265,087
775,000		Churchill Downs, Inc., 6.75%, due 05/01/31(l) 144A	795,232
1,000,000		Citadel Finance LLC, 5.90%, due 02/10/30 144A	1,014,934
265,000		Citadel Securities Global Holdings LLC, 6.20%, due 06/18/35 144A	278,577
117,000		Citigroup, Inc., 6.88% (5 yr. CMT + 2.89%)(b)(o)	120,703
114,000		Citigroup, Inc., 7.63% (5 yr. CMT + 3.21%)(b)(o)	119,844
550,000	EUR	Clarios Global LP/Clarios U.S. Finance Co., 4.75%, due 06/15/31(e)	659,945
122,000		Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 09/15/32 144A	124,780
520,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 03/15/33 144A	544,068
161,000		Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28(l) 144A	160,851
225,000		Clearwater Paper Corp., 4.75%, due 08/15/28 144A	211,868
1,450,000		Cleveland-Cliffs, Inc., 7.00%, due 03/15/32 144A	1,466,262
1,440,000		Cleveland-Cliffs, Inc., 7.38%, due 05/01/33 144A	1,471,205
1,000,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,061,858
283,000		Cloud Software Group, Inc., 9.00%, due 09/30/29 144A	293,851
1,500,000		Clydesdale Acquisition Holdings, Inc., 6.75%, due 04/15/32 144A	1,539,892
1,050,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30(l) 144A	1,079,603
300,000	EUR	CMA CGM SA, 5.00%, due 01/15/31 144A	358,991
118,000		CMS Energy Corp., 4.75% (5 yr. CMT + 4.12%), due 06/01/50(b)	115,280
875,000		Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, due 07/01/32(l) 144A	851,144
1,100,000		Coherent Corp., 5.00%, due 12/15/29 144A	1,086,117
250,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33 144A	261,725
150,000		Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, due 01/24/33(e)	157,035
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
203,500		Compass Group Diversified Holdings LLC, 5.25%, due 04/15/29 144A	188,165
1,360,000		Compass Minerals International, Inc., 8.00%, due 07/01/30 144A	1,422,597
750,000		Concentra Health Services, Inc., 6.88%, due 07/15/32 144A	779,724
230,000		Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, due 11/01/29(l) 144A	222,534
1,150,000		Constellium SE, 6.38%, due 08/15/32 144A	1,176,443
3,470,000		CoreWeave, Inc., 9.00%, due 02/01/31 144A	3,560,668
1,250,000		Corp. Nacional del Cobre de Chile, 5.95%, due 01/08/34(e)	1,315,574
1,000,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	915,851
500,000		Cougar JV Subsidiary LLC, 8.00%, due 05/15/32 144A	532,319
227,000		CP Atlas Buyer, Inc., 9.75%, due 07/15/30(l) 144A	237,954
755,000		CP Atlas Buyer, Inc., 12.75%, due 01/15/31 144A	754,678
540,000	EUR	CPI Property Group SA, 4.75%, due 07/22/30(e)	620,576
375,000	EUR	CPI Property Group SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.23%)(b)(e)(o)	426,783
200,000	EUR	CrediaBank SA, 9.38% (5 yr. EURIBOR ICE Swap + 7.28%)(b)(e)(o)	254,849
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(e)	998,609
200,000	EUR	Credit Agricole SA, 5.88% (5 yr. EURIBOR ICE Swap + 3.64%)(b)(e)(o)	239,085
275,000		Credit Agricole SA, 7.13% (5 yr. USD SOFR ICE Swap + 3.58%)(b)(o) 144A	281,085
560,000		Crescent Energy Finance LLC, 7.38%, due 01/15/33 144A	545,700
320,000		Crocs, Inc., 4.13%, due 08/15/31(l) 144A	293,617
1,415,000		CrossCountry Intermediate HoldCo LLC, 6.50%, due 10/01/30(l) 144A	1,421,976
1,500,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	1,431,081
1,000,000		Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 09/30/26	995,797
750,000		CSC Holdings LLC, 4.13%, due 12/01/30(l) 144A	491,749
240,000		CSC Holdings LLC, 4.50%, due 11/15/31(l) 144A	156,274
270,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	227,224
900,000		CSN Inova Ventures, 6.75%, due 01/28/28(e)	875,975
900,000		CSN Resources SA, 5.88%, due 04/08/32(e)	765,861
110,000		CVS Health Corp., 6.75% (5 yr. CMT + 2.52%), due 12/10/54(b)	113,723
172,000		CVS Health Corp., 7.00% (5 yr. CMT + 2.89%), due 03/10/55(b)	180,848
430,000		Cytokinetics, Inc., 3.50%, due 07/01/27	558,677
600,000		DAE Funding LLC, 3.38%, due 03/20/28(e)	581,332
1,180,000		Datadog, Inc., 1.82%, due 12/01/29(n) 144A	1,171,150
320,000		DaVita, Inc., 3.75%, due 02/15/31(l) 144A	293,315
600,000		Dcli Bidco LLC, 7.75%, due 11/15/29 144A	624,433
1,250,000		Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, due 06/30/33 144A	1,272,070
485,000		Deluxe Corp., 8.13%, due 09/15/29 144A	507,051
130,000		Dentsply Sirona, Inc., 8.38% (5 yr. CMT + 4.38%), due 09/12/55(b)	134,160
400,000	GBP	Deuce Finco PLC, 5.50%, due 06/15/27(e)	538,572
1,200,000		Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/01/30 144A	1,272,523
900,000		Diamondback Energy, Inc., 5.55%, due 04/01/35	924,372
660,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, due 02/15/31 144A	659,526
200,000		Diversified Healthcare Trust, 7.25%, due 10/15/30 144A	203,516
190,000	CAD	Doman Building Materials Group Ltd., 5.25%, due 05/15/26(e)	136,894
195,000	CAD	Doman Building Materials Group Ltd., 7.50%, due 09/17/29	144,585
108,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	113,100
105,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	114,012
2,890,000		Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/29 144A	2,489,129
600,000		DT Midstream, Inc., 4.38%, due 06/15/31 144A	580,108
124See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,375,000		Dua Capital Ltd., 2.78%, due 05/11/31(e)	1,264,845
300,000		Dycom Industries, Inc., 4.50%, due 04/15/29 144A	293,265
500,000	EUR	Dynamo Newco II GmbH, 6.25%, due 10/15/31(e)	611,684
1,715,000	EUR	Eastern European Electric Co. BV, 6.50%, due 05/15/30 144A	2,112,476
159,000		EchoStar Corp., 6.75%, due 11/30/30	164,044
1,500,000		EchoStar Corp., 10.75%, due 11/30/29	1,651,425
3,490,000		Ecopetrol SA, 8.38%, due 01/19/36	3,606,594
600,000		Ecopetrol SA, 8.88%, due 01/13/33	650,765
1,144,000		Edison International, 5.00% (5 yr. CMT + 3.90%)(b)(o)	1,086,786
643,000		Edison International, 7.88% (5 yr. CMT + 3.66%), due 06/15/54(b)(l)	656,113
1,498,000		Edison International, 8.13% (5 yr. CMT + 3.86%), due 06/15/53(b)(l)	1,533,201
625,000		EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 09/30/30(f) 144A	625,000
500,000	EUR	eircom Finance DAC, 5.00%, due 04/30/31(e)	602,935
1,045,000		Elastic NV, 4.13%, due 07/15/29 144A	1,004,337
1,150,000		Ellucian Holdings, Inc., 6.50%, due 12/01/29 144A	1,171,181
1,500,000		Embecta Corp., 5.00%, due 02/15/30 144A	1,421,879
383,000		Emera, Inc., 6.75% (3 mo. USD LIBOR + 5.44%), due 06/15/76(b)	385,465
130,000		Emergent BioSolutions, Inc., 3.88%, due 08/15/28 144A	108,088
374,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)(l)	378,237
102,000		Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)(l)	116,908
145,000		Encompass Health Corp., 4.75%, due 02/01/30(l)	143,438
1,600,000		Encore Capital Group, Inc., 8.50%, due 05/15/30(l) 144A	1,700,474
600,000		Energean Israel Finance Ltd., 5.38%, due 03/30/28(e)	590,220
2,010,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(e)	1,932,221
500,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29(e)	579,900
2,527,000	EUR	Energo - Pro as, 8.00%, due 05/27/30 144A	3,150,753
1,000,000		Energuate Trust 2 0, 6.35%, due 09/15/35(l) 144A	1,007,511
960,000		Energy Transfer LP, 6.25%, due 04/15/49	969,624
247,000		Energy Transfer LP, 6.50% (5 yr. CMT + 2.68%), due 02/15/56(b)	246,084
105,000		Energy Transfer LP, 8.00% (5 yr. CMT + 4.02%), due 05/15/54(b)(l)	112,282
270,000		EnerSys, 6.63%, due 01/15/32 144A	278,188
400,000		EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, 8.50%, due 06/30/32 144A	421,276
1,125,000		Eni SpA, 5.75%, due 05/19/35 144A	1,172,412
255,000		Enova International, Inc., 11.25%, due 12/15/28 144A	271,395
215,000		EnQuest PLC, 11.63%, due 11/01/27(l) 144A	222,003
139,000		Enstar Group Ltd., 7.50% (5 yr. CMT + 3.19%), due 04/01/45(b) 144A	145,595
750,000		Entegris, Inc., 4.75%, due 04/15/29 144A	744,370
1,270,000	EUR	Eolo SpA, 4.88%, due 10/21/28(e)	1,402,819
800,000	EUR	Equinix Europe 2 Financing Corp. LLC, 3.25%, due 05/19/29	948,821
200,000	EUR	Erste Group Bank AG, 6.38% (5 yr. EURIBOR ICE Swap + 4.01%)(b)(e)(o)	244,621
6,000,000	ZAR	Eskom Holdings, 7.50%, due 09/15/33	306,887
1,200,000		Essential Properties LP, 2.95%, due 07/15/31	1,082,151
500,000	EUR	Eurobank SA, 4.00% (1 yr. EURIBOR ICE Swap + 1.70%), due 02/07/36(b)(e)	591,553
306,000		EUSHI Finance, Inc., 6.25% (5 yr. CMT + 2.51%), due 04/01/56(b)(f)	304,937
218,000		EUSHI Finance, Inc., 7.63% (5 yr. CMT + 3.14%), due 12/15/54(b)	228,955
625,000		Exact Sciences Corp., 2.00%, due 03/01/30 144A	651,328
125,000		Excelerate Energy LP, 8.00%, due 05/15/30 144A	133,156
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,400,000		Expand Energy Corp., 4.75%, due 02/01/32	1,376,483
414,000		EZCORP, Inc., 7.38%, due 04/01/32 144A	442,145
290,000		Fair Isaac Corp., 4.00%, due 06/15/28 144A	282,380
1,950,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	1,857,479
1,540,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 01/15/30 144A	1,446,226
200,000		Fidelis Insurance Holdings Ltd., 7.75% (5 yr. CMT + 4.28%), due 06/15/55(b)(l)	214,525
792,406		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41(e)	847,399
1,670,000		Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	1,764,569
1,100,000		Fiesta Purchaser, Inc., 9.63%, due 09/15/32 144A	1,190,301
600,000		First Quantum Minerals Ltd., 7.25%, due 02/15/34 144A	620,771
280,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	279,826
45,000		Five Point Operating Co. LP, 8.00%, due 10/01/30 144A	45,693
1,100,000		Flutter Treasury DAC, 6.38%, due 04/29/29 144A	1,136,612
113,000		FMC Corp., 8.45% (5 yr. CMT + 4.37%), due 11/01/55(b)	119,415
2,750,000		Focus Financial Partners LLC, 6.75%, due 09/15/31 144A	2,818,346
245,000	EUR	Food Service Project SA, 5.50%, due 01/21/27(e)	289,608
1,325,000		Fortescue Treasury Pty. Ltd., 4.38%, due 04/01/31 144A	1,265,948
426,000		Fortrea Holdings, Inc., 7.50%, due 07/01/30(l) 144A	403,929
1,145,000	EUR	Fortune Star BVI Ltd., 3.95%, due 10/02/26(e)	1,341,974
250,000	EUR	Forvia SE, 3.75%, due 06/15/28(e)	293,682
400,000	EUR	Forvia SE, 5.50%, due 06/15/31(e)(l)	485,236
200,000		Foundry JV Holdco LLC, 6.40%, due 01/25/38 144A	216,861
1,100,000		Freedom Mortgage Corp., 6.63%, due 01/15/27 144A	1,098,486
50,000		Freedom Mortgage Corp., 12.00%, due 10/01/28 144A	53,000
170,000		Freedom Mortgage Corp., 12.25%, due 10/01/30 144A	189,786
2,405,000		Freedom Mortgage Holdings LLC, 8.38%, due 04/01/32 144A	2,522,797
1,798,000		Freedom Mortgage Holdings LLC, 9.25%, due 02/01/29 144A	1,893,178
800,000		Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	808,652
400,000		FS KKR Capital Corp., 3.13%, due 10/12/28	370,893
700,000		FS KKR Capital Corp., 6.13%, due 01/15/31	693,862
615,000		FS Luxembourg SARL, 8.63%, due 06/25/33 144A	638,216
400,000		FS Luxembourg SARL, 8.63%, due 06/25/33(e)	415,100
438,000		FS Luxembourg SARL, 8.88%, due 02/12/31 144A	459,012
264,000		FS Luxembourg SARL, 8.88%, due 02/12/31(e)	276,665
2,300,000		FTAI Aviation Investors LLC, 5.50%, due 05/01/28 144A	2,302,390
1,020,000		Gap, Inc., 3.63%, due 10/01/29 144A	955,650
295,000		Gartner, Inc., 3.63%, due 06/15/29 144A	282,720
1,875,000		Gartner, Inc., 3.75%, due 10/01/30 144A	1,771,234
270,000		Gates Corp., 6.88%, due 07/01/29 144A	280,503
1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(e)	1,543,300
450,000		GC Treasury Center Co. Ltd., 6.50% (5 yr. CMT + 2.82%)(b)(o) 144A	456,664
480,000		GC Treasury Center Co. Ltd., 7.13% (5 yr. CMT + 3.16%)(b)(l)(o) 144A	496,645
2,485,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29 144A	2,433,359
965,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29(e)	945,043
500,000		Gen Digital, Inc., 6.25%, due 04/01/33 144A	511,690
235,000		General Motors Financial Co., Inc., 5.70% (5 yr. CMT + 5.00%)(b)(l)(o)	234,303
600,000		Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	628,037
126See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
145,000		Genworth Holdings, Inc., 6.50%, due 06/15/34	150,567
532,000		Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	524,159
173,000		Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	183,337
1,835,000		Global Medical Response, Inc., 7.38%, due 10/01/32 144A	1,889,931
525,000		GLP Capital LP/GLP Financing II, Inc., 5.63%, due 09/15/34	531,806
900,000		GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	925,654
1,350,000		GLP China Holdings Ltd., 2.95%, due 03/29/26(e)	1,330,299
1,055,000		GLP Pte. Ltd., 4.50% (5 yr. CMT + 3.74%)(b)(e)(o)	730,475
970,000		GLP Pte. Ltd., 4.60% (5 yr. CMT + 3.73%)(b)(e)(o)	640,921
915,000		GLP Pte. Ltd., 9.75%, due 05/20/28(e)	956,041
1,300,000		Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, due 03/01/29 144A	1,233,416
1,520,000		Goat Holdco LLC, 6.75%, due 02/01/32 144A	1,559,360
1,455,000		goeasy Ltd., 6.88%, due 02/15/31(l) 144A	1,410,592
350,000		goeasy Ltd., 7.38%, due 10/01/30 144A	352,026
1,300,000		goeasy Ltd., 9.25%, due 12/01/28 144A	1,357,700
605,000		Golomt Bank, 11.00%, due 05/20/27(e)	626,766
1,027,000		Gray Media, Inc., 4.75%, due 10/15/30(l) 144A	789,506
115,000		Gray Media, Inc., 5.38%, due 11/15/31(l) 144A	86,466
643,000		Gray Media, Inc., 9.63%, due 07/15/32(l) 144A	657,476
155,000		Great Canadian Gaming Corp./Raptor LLC, 8.75%, due 11/15/29 144A	153,386
600,000		Griffon Corp., 5.75%, due 03/01/28	600,706
800,000	EUR	Grifols SA, 3.88%, due 10/15/28(e)	923,229
550,000	EUR	Grifols SA, 7.50%, due 05/01/30(e)	682,781
864,326		Guara Norte SARL, 5.20%, due 06/15/34(e)	846,290
1,675,000		HAH Group Holding Co. LLC, 9.75%, due 10/01/31 144A	1,592,663
1,880,000		Harvest Midstream I LP, 7.50%, due 09/01/28 144A	1,901,678
161,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, due 06/15/26 144A	159,463
780,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 08/15/28 144A	976,560
1,300,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 09/15/30(l) 144A	1,199,707
550,000		HCA, Inc., 7.50%, due 11/06/33	631,254
225,000		HealthEquity, Inc., 4.50%, due 10/01/29 144A	218,447
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(e)	751,077
205,000		Helix Energy Solutions Group, Inc., 9.75%, due 03/01/29 144A	216,772
450,000		Hightower Holding LLC, 6.75%, due 04/15/29 144A	444,347
90,000		Hightower Holding LLC, 9.13%, due 01/31/30 144A	95,906
70,000		Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	64,131
800,000		Hilton Domestic Operating Co., Inc., 3.75%, due 05/01/29(l) 144A	770,164
2,200,000		Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	2,083,611
270,000		HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29(l) 144A	238,745
1,800,000		Hologic, Inc., 3.25%, due 02/15/29 144A	1,739,694
525,000		Howard Midstream Energy Partners LLC, 6.63%, due 01/15/34 144A	535,605
750,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	772,763
650,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, due 02/15/32(l) 144A	674,959
400,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(o)	379,677
200,000		HSBC Holdings PLC, 7.05% (5 yr. CMT + 2.99%)(b)(o)	208,446
117,000		HUB International Ltd., 5.63%, due 12/01/29(l) 144A	116,978
2,422,000		HUB International Ltd., 7.38%, due 01/31/32(l) 144A	2,523,637
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
120,000		Hudson Pacific Properties LP, 3.95%, due 11/01/27	115,552
2,960,000		Hudson Pacific Properties LP, 4.65%, due 04/01/29(l)	2,757,208
500,000	GBP	Iceland Bondco PLC, 4.38%, due 05/15/28(e)	658,184
1,100,000		IHS Holding Ltd., 6.25%, due 11/29/28(e)	1,103,584
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	311,001
475,000		Immunocore Holdings PLC, 2.50%, due 02/01/30(l)	430,493
1,350,000		Indofood CBP Sukses Makmur Tbk. PT, 4.75%, due 06/09/51(e)	1,166,571
900,000		Ingevity Corp., 3.88%, due 11/01/28 144A	865,578
805,000		Insulet Corp., 6.50%, due 04/01/33 144A	837,628
675,000		Integer Holdings Corp., 1.88%, due 03/15/30 144A	657,450
99,000		Intel Corp., 5.60%, due 02/21/54(l)	95,123
285,000		Interface, Inc., 5.50%, due 12/01/28 144A	284,777
2,515,137		International Airport Finance SA, 12.00%, due 03/15/33(e)	2,682,205
38,600,000	INR	International Bank for Reconstruction & Development, 6.75%, due 07/13/29	436,106
220,000	EUR	International Personal Finance PLC, 10.75%, due 12/14/29(e)	281,459
310,000		Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(b) 144A	293,226
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	350,788
250,000	EUR	Intesa Sanpaolo SpA, 6.38% (5 yr. EURIBOR ICE Swap + 4.04%)(b)(e)(o)	307,449
300,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	370,939
800,000		Ionis Pharmaceuticals, Inc., 1.75%, due 06/15/28	1,108,500
255,000	EUR	IQVIA, Inc., 2.25%, due 01/15/28(e)	293,473
1,925,000		IQVIA, Inc., 6.25%, due 06/01/32 144A	1,981,578
550,000		Iron Mountain, Inc., 4.50%, due 02/15/31 144A	525,520
500,000	EUR	Iron Mountain, Inc., 4.75%, due 01/15/34 144A	589,591
290,000		Iron Mountain, Inc., 4.88%, due 09/15/29 144A	285,723
400,000		Iron Mountain, Inc., 5.25%, due 03/15/28 144A	399,625
280,000		Ithaca Energy North Sea PLC, 8.13%, due 10/15/29 144A	293,234
750,000		ITT Holdings LLC, 6.50%, due 08/01/29 144A	737,887
1,130,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(l) 144A	1,168,058
345,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(e)	356,065
220,000		Jaguar Land Rover Automotive PLC, 4.50%, due 10/01/27 144A	217,179
880,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	892,592
1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,815,942
1,095,000		JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31(l) 144A	1,111,564
55,000		JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	55,891
1,280,000		Jones Deslauriers Insurance Management, Inc., 6.88%, due 10/01/33 144A	1,274,090
400,000	GBP	Just Group PLC, 5.00% (5 yr. U.K. Government Bond + 4.27%)(b)(e)(o)	488,016
750,000	GBP	Kane Bidco Ltd., 7.75%, due 07/15/31 144A	1,027,734
700,000	EUR	Kapla Holding SAS, 5.00%, due 04/30/31(e)	833,293
2,110,000		KazMunayGas National Co. JSC, 6.38%, due 10/24/48(e)	2,101,446
200,000	EUR	KBC Group NV, 6.00% (5 yr. EURIBOR ICE Swap + 3.81%)(b)(e)(o)	241,992
295,000		KBR, Inc., 4.75%, due 09/30/28 144A	292,010
150,000		Kennedy-Wilson, Inc., 5.00%, due 03/01/31(l)	139,647
1,175,000		Khazanah Global Sukuk Bhd., 4.69%, due 06/01/28(e)	1,192,262
935,000		Kodiak Gas Services LLC, 6.50%, due 10/01/33 144A	952,579
335,000		Kodiak Gas Services LLC, 6.75%, due 10/01/35 144A	344,173
1,285,000		Korn Ferry, 4.63%, due 12/15/27 144A	1,277,311
800,000		Kraken Oil & Gas Partners LLC, 7.63%, due 08/15/29 144A	793,597
65,000		LABL, Inc., 5.88%, due 11/01/28(l) 144A	50,484
128See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
962,000		LABL, Inc., 8.63%, due 10/01/31(l) 144A	707,468
1,590,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31 144A	1,668,172
500,000		Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	480,684
510,000		Lantheus Holdings, Inc., 2.63%, due 12/15/27	537,667
680,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	674,776
1,300,000		Latam Airlines Group SA, 7.88%, due 04/15/30(e)	1,354,210
347,000		LBM Acquisition LLC, 6.25%, due 01/15/29(l) 144A	321,525
750,000		LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	735,377
225,000		LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29(l) 144A	125,075
275,000		Level 3 Financing, Inc., 3.75%, due 07/15/29 144A	235,793
248,000		Level 3 Financing, Inc., 4.50%, due 04/01/30 144A	227,850
800,000		Level 3 Financing, Inc., 4.88%, due 06/15/29 144A	756,080
525,000		Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	535,508
700,000		Level 3 Financing, Inc., 7.00%, due 03/31/34 144A	712,655
100,000	EUR	Levi Strauss & Co., 4.00%, due 08/15/30 144A	119,377
2,524,000		LFS Topco LLC, 8.75%, due 07/15/30 144A	2,537,631
105,000		Liberty Interactive LLC, 8.25%, due 02/01/30	14,700
2,200,000		LifePoint Health, Inc., 8.38%, due 02/15/32 144A	2,346,604
395,000		Light & Wonder International, Inc., 6.25%, due 10/01/33 144A	395,936
2,535,000		Limak Yenilenebilir Enerji AS, 9.63%, due 08/12/30 144A	2,525,706
317,000		Lincoln National Corp., 9.25% (5 yr. CMT + 5.32%)(b)(l)(o)	341,355
150,000	EUR	Lion/Polaris Lux 4 SA, 5.56% (3 mo. EURIBOR + 3.63%), due 07/01/29(b)(e)	178,755
300,000		Lithia Motors, Inc., 5.50%, due 10/01/30(l) 144A	299,849
275,000		Live Nation Entertainment, Inc., 3.13%, due 01/15/29	444,293
1,150,000		Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	1,143,190
250,000		Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(l)(o)	256,327
375,000	GBP	Lloyds Banking Group PLC, 8.50% (5 yr. U.K. Government Bond + 5.14%)(b)(o)	535,463
535,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	629,384
220,000		Lumen Technologies, Inc., 4.50%, due 01/15/29 144A	200,838
253,000		Lumentum Holdings, Inc., 1.50%, due 12/15/29(l)	611,248
200,000	EUR	Luminor Holding AS, 7.38% (5 yr. EURIBOR ICE Swap + 5.26%)(b)(e)(o)	245,469
310,000		M/I Homes, Inc., 3.95%, due 02/15/30	296,810
164,000		Macy's Retail Holdings LLC, 5.13%, due 01/15/42	129,732
2,170,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	2,145,631
210,000		Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, due 12/01/32 144A	215,664
600,000		Marex Group PLC, 5.83%, due 05/08/28	608,883
500,000		Marvell Technology, Inc., 4.75%, due 07/15/30	506,685
600,000		Matador Resources Co., 6.25%, due 04/15/33 144A	604,319
260,000		Match Group Holdings II LLC, 6.13%, due 09/15/33 144A	262,488
600,000		Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/27 144A	606,632
1,100,000		Mavis Tire Express Services Topco Corp., 6.50%, due 05/15/29 144A	1,095,636
200,000	EUR	Maya SAS/Paris France, 5.38%, due 04/15/30(e)	240,489
300,000	EUR	Maya SAS/Paris France, 6.88%, due 04/15/31(e)	375,684
653,000		McAfee Corp., 7.38%, due 02/15/30(l) 144A	606,478
750,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	779,860
1,760,000		McGraw-Hill Education, Inc., 8.00%, due 08/01/29 144A	1,793,931
160,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	154,429
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,100,000		Medline Borrower LP, 5.25%, due 10/01/29 144A	1,091,303
1,040,000		Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 04/01/29 144A	1,067,721
600,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	600,423
700,000	EUR	Mehilainen Yhtiot OYJ, 5.13%, due 06/30/32(e)	840,768
1,090,000		Mercer International, Inc., 12.88%, due 10/01/28 144A	993,324
1,047,000		Meritage Homes Corp., 1.75%, due 05/15/28(l)	1,076,800
600,000		Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 02/15/31 144A	517,555
400,000	GBP	Metro Bank Holdings PLC, 12.00% (1 yr. U.K. Government Bond + 7.81%), due 04/30/29(b)(e)	617,107
825,000	GBP	Metro Bank Holdings PLC, 13.88% (5 yr. U.K. Government Bond + 9.57%)(b)(e)(o)	1,303,396
780,000		MHP Lux SA, 6.25%, due 09/19/29(e)	631,789
138,000		Michaels Cos., Inc., 5.25%, due 05/01/28 144A	127,706
1,200,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	1,192,711
900,000		Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	875,493
675,000		Millicom International Cellular SA, 4.50%, due 04/27/31(e)	639,332
600,000		Mineral Resources Ltd., 7.00%, due 04/01/31(f) 144A	608,140
290,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	284,438
700,000		Molina Healthcare, Inc., 3.88%, due 11/15/30 144A	648,288
330,000		Molina Healthcare, Inc., 3.88%, due 05/15/32 144A	299,685
750,000		Molina Healthcare, Inc., 4.38%, due 06/15/28 144A	732,119
150,000		Molina Healthcare, Inc., 6.25%, due 01/15/33 144A	151,803
987,000		Moss Creek Resources Holdings, Inc., 8.25%, due 09/01/31 144A	967,890
500,000		MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 02/15/32 144A	531,663
1,255,000		Muangthai Capital PCL, 7.55%, due 07/21/30 144A	1,303,438
485,000		Muthoot Finance Ltd., 6.38%, due 04/23/29(e)	492,067
660,000		Muthoot Finance Ltd., 6.38%, due 03/02/30 144A	671,232
625,000		MVM Energetika Zrt, 7.50%, due 06/09/28(e)	665,027
567,000		Nabors Industries, Inc., 9.13%, due 01/31/30 144A	590,111
700,000		Navient Corp., 5.00%, due 03/15/27	697,406
1,750,000		NBK Tier 1 Ltd., 3.63% (6 yr. CMT + 2.88%)(b)(e)(o)	1,716,908
862,000		NBK Tier 1 Ltd., 6.38% (6 yr. CMT + 2.40%)(b)(o) 144A	885,793
413,000		NCL Corp. Ltd., 0.88%, due 04/15/30(l) 144A	488,114
500,000		NCL Corp. Ltd., 5.88%, due 01/15/31 144A	500,341
600,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	591,066
800,000		Nemak SAB de CV, 3.63%, due 06/28/31(e)	698,915
475,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	466,735
300,000	EUR	New Immo Holding SA, 3.25%, due 07/23/27(e)	347,780
500,000	EUR	New Immo Holding SA, 4.88%, due 12/08/28(e)	595,230
200,000		Newmark Group, Inc., 7.50%, due 01/12/29	214,698
1,850,000		NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 02/15/32 144A	1,897,279
500,000	EUR	Nidda Healthcare Holding GmbH, 5.38%, due 10/23/30(e)	598,766
90,000		Nine Energy Service, Inc., 13.00%, due 02/01/28	45,384
2,200,000		Nissan Motor Acceptance Co. LLC, 5.63%, due 09/29/28 144A	2,202,793
363,000		Nissan Motor Co. Ltd., 8.13%, due 07/17/35 144A	389,906
1,220,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	1,263,681
225,000		Northern Oil & Gas, Inc., 7.88%, due 10/15/33(f) 144A	224,250
500,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	508,784
600,000		Northriver Midstream Finance LP, 6.75%, due 07/15/32 144A	613,965
130See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
500,000	EUR	Nova Ljubljanska Banka DD, 6.88% (5 yr. EURIBOR ICE Swap + 4.23%), due 01/24/34(b)(e)	637,697
1,700,000		Novelis Corp., 3.88%, due 08/15/31 144A	1,551,281
500,000		Novelis Corp., 4.75%, due 01/30/30 144A	482,747
578,000		Novelis Corp., 6.38%, due 08/15/33 144A	584,399
1,500,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	1,388,039
200,000		NRG Energy, Inc., 6.00%, due 01/15/36(f) 144A	200,154
500,000		NRG Energy, Inc., 6.25%, due 11/01/34 144A	512,858
880,000		Nutanix, Inc., 0.50%, due 12/15/29(l) 144A	992,818
650,000		Occidental Petroleum Corp., 5.20%, due 08/01/29	660,035
220,000		Oceaneering International, Inc., 6.00%, due 02/01/28	223,555
408,000		OCP SA, 3.75%, due 06/23/31(e)	383,578
515,000		OCP SA, 6.70%, due 03/01/36 144A	552,075
640,000		OCP SA, 6.70%, due 03/01/36(e)	685,751
680,000	EUR	Odido Group Holding BV, 5.50%, due 01/15/30(e)	805,784
450,000	EUR	Odido Holding BV, 3.75%, due 01/15/29(e)	525,232
1,600,000	EUR	Olympus Water U.S. Holding Corp., 6.13%, due 02/15/33(f) 144A	1,886,532
260,000		Olympus Water U.S. Holding Corp., 7.25%, due 06/15/31 144A	263,747
1,200,000		Olympus Water U.S. Holding Corp., 7.25%, due 02/15/33(f) 144A	1,202,000
440,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(e)	542,498
1,100,000		Olympus Water U.S. Holding Corp., 9.75%, due 11/15/28 144A	1,155,137
600,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	583,057
425,000	EUR	Oncor Electric Delivery Co. LLC, 3.63%, due 06/15/34 144A	503,060
750,000		OneMain Finance Corp., 3.50%, due 01/15/27	733,472
2,800,000		OneMain Finance Corp., 6.63%, due 05/15/29	2,881,539
750,000		ONEOK, Inc., 5.45%, due 06/01/47	692,639
84,000		Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, due 08/01/30 144A	83,531
500,000	EUR	Opal Bidco SAS, 5.50%, due 03/31/32(e)	608,642
1,600,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,517,675
1,810,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,747,239
1,230,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,078,518
3,720,000		Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 04/15/30 144A	3,049,471
165,000		Owens & Minor, Inc., 6.63%, due 04/01/30(l) 144A	136,280
1,200,000		Pacific Gas & Electric Co., 5.70%, due 03/01/35	1,230,111
2,100,000		Pacific Gas & Electric Co., 6.00%, due 08/15/35	2,199,469
755,000		Parsons Corp., 2.63%, due 03/01/29	862,587
1,000,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	975,403
339,459	EUR	Peach Property Finance GmbH, 4.38%, due 11/15/25(e)	397,312
500,000		Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/29 144A	507,872
250,000		Pediatrix Medical Group, Inc., 5.38%, due 02/15/30 144A	248,532
600,000		PennyMac Financial Services, Inc., 6.75%, due 02/15/34 144A	612,541
675,000		PennyMac Financial Services, Inc., 6.88%, due 05/15/32 144A	699,963
700,000		Performance Food Group, Inc., 4.25%, due 08/01/29 144A	680,730
876,000		Performance Food Group, Inc., 6.13%, due 09/15/32 144A	898,391
200,000	EUR	Permanent TSB Group Holdings PLC, 7.88% (5 yr. EUR swap annual + 8.47%)(b)(e)(o)	237,192
1,050,000		Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	1,070,338
2,025,000		Petroleos Mexicanos, 5.95%, due 01/28/31	1,962,700
3,200,000		Petroleos Mexicanos, 6.38%, due 01/23/45	2,602,992
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,150,000		Petroleos Mexicanos, 6.63%, due 06/15/35	1,097,304
630,000		Petroleos Mexicanos, 6.75%, due 09/21/47	520,336
745,000		Petroleos Mexicanos, 7.69%, due 01/23/50	677,832
940,000		Petroleos Mexicanos, 10.00%, due 02/07/33	1,091,457
2,809,000		Petronas Capital Ltd., 3.40%, due 04/28/61(e)	1,941,828
1,570,000		Petronas Capital Ltd., 4.80%, due 04/21/60(e)	1,431,016
1,000,000		PG&E Corp., 4.25%, due 12/01/27	1,013,800
140,000		PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)(l)	144,078
155,000		Phillips 66 Co., 5.88% (5 yr. CMT + 2.28%), due 03/15/56(b)	153,911
250,000		Phillips 66 Co., 6.20% (5 yr. CMT + 2.17%), due 03/15/56(b)	250,905
700,000	EUR	Picard Groupe SAS, 6.38%, due 07/01/29(e)	862,949
2,520,000		Pingan Real Estate Capital Ltd., 3.45%, due 07/29/26(e)	2,465,433
200,000	EUR	Piraeus Financial Holdings SA, 6.75% (5 yr. EURIBOR ICE Swap + 4.60%)(b)(e)(o)	246,368
1,350,000	EUR	Piraeus Financial Holdings SA, 8.75% (5 yr. EUR swap annual + 9.20%)(b)(e)(o)	1,643,398
140,000		Pitney Bowes, Inc., 7.25%, due 03/15/29 144A	142,380
1,853,000		Planet Financial Group LLC, 10.50%, due 12/15/29 144A	1,949,936
160,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	147,046
2,100,000		Post Holdings, Inc., 4.50%, due 09/15/31 144A	1,964,023
375,000		Post Holdings, Inc., 4.63%, due 04/15/30 144A	361,938
1,850,000		Post Holdings, Inc., 6.25%, due 10/15/34 144A	1,870,023
295,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	296,805
310,000		Prestige Brands, Inc., 3.75%, due 04/01/31 144A	285,766
1,050,000		Prime Healthcare Services, Inc., 9.38%, due 09/01/29 144A	1,093,081
1,500,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	1,460,194
1,365,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	1,365,858
225,000		PROG Holdings, Inc., 6.00%, due 11/15/29 144A	221,156
160,000		Qnity Electronics, Inc., 5.75%, due 08/15/32 144A	161,420
226,000		Qnity Electronics, Inc., 6.25%, due 08/15/33 144A	231,071
500,000	EUR	Q-Park Holding I BV, 4.25%, due 09/01/30(e)	597,050
3,210,000		Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	3,327,563
1,490,000		Quikrete Holdings, Inc., 6.75%, due 03/01/33 144A	1,550,269
600,000		QXO Building Products, Inc., 6.75%, due 04/30/32 144A	622,738
110,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	46,633
1,525,000		Radiology Partners, Inc., 8.50%, due 07/15/32 144A	1,580,032
1,500,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,518,795
625,000		Raizen Fuels Finance SA, 6.25%, due 07/08/32 144A	610,781
1,055,000		Raizen Fuels Finance SA, 6.70%, due 02/25/37(e)(l)	1,025,987
265,000		Rakuten Group, Inc., 9.75%, due 04/15/29(l) 144A	298,222
2,400,000		Rand Parent LLC, 8.50%, due 02/15/30(l) 144A	2,495,928
750,000	EUR	RAY Financing LLC, 6.50%, due 07/15/31(e)	900,838
3,030,000		Real Hero Merger Sub 2, Inc., 6.25%, due 02/01/29 144A	2,064,556
1,400,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(e)	1,272,004
144,000		Reworld Holding Corp., 4.88%, due 12/01/29 144A	135,558
500,000		Rexford Industrial Realty LP, 4.38%, due 03/15/27 144A	500,750
720,000		Rfna LP, 7.88%, due 02/15/30(l) 144A	734,216
280,000		Rithm Capital Corp., 8.00%, due 04/01/29 144A	286,814
525,000		Rivian Automotive, Inc., 3.63%, due 10/15/30	484,237
300,000		Rivian Automotive, Inc., 4.63%, due 03/15/29	311,588
300,000		Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, due 01/15/31 144A	279,509
132See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
575,000		RLGH Finance Bermuda Ltd., 6.75%, due 07/02/35(e)	614,074
1,042,000		RLJ Lodging Trust LP, 3.75%, due 07/01/26 144A	1,032,332
161,000		Rocket Cos., Inc., 6.38%, due 08/01/33 144A	166,372
143,000		Rocket Software, Inc., 6.50%, due 02/15/29 144A	139,436
96,000		Rocket Software, Inc., 9.00%, due 11/28/28 144A	99,103
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(e)	2,264,604
1,700,000		Royal Caribbean Cruises Ltd., 5.50%, due 04/01/28 144A	1,733,429
750,000		Ryan Specialty LLC, 5.88%, due 08/01/32 144A	758,956
1,655,000	EUR	Samhallsbyggnadsbolaget I Norden Holding AB, 1.13%, due 09/26/29(e)	1,498,107
800,000		Sammons Financial Group, Inc., 6.88%, due 04/15/34 144A	881,645
985,000		SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.75%, due 08/02/28(e)	942,630
1,400,000		Santander U.K. Group Holdings PLC, 4.32% (SOFR + 1.07%), due 09/22/29(b)	1,396,594
1,600,000		Sasol Financing USA LLC, 4.50%, due 11/08/27(e)	1,533,600
1,215,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	1,203,753
3,560,000		Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 03/01/30 144A	3,312,306
750,000		SCIH Salt Holdings, Inc., 4.88%, due 05/01/28 144A	733,506
4,150,000		SCIH Salt Holdings, Inc., 6.63%, due 05/01/29(l) 144A	4,072,352
100,000	EUR	SCOR SE, 6.00% (5 yr. EURIBOR ICE Swap + 3.86%)(b)(e)(o)	121,507
1,016,000		Scripps Escrow II, Inc., 3.88%, due 01/15/29(l) 144A	896,019
245,000		Scripps Escrow II, Inc., 5.38%, due 01/15/31(l) 144A	172,653
600,000		Seadrill Finance Ltd., 8.38%, due 08/01/30 144A	623,408
1,600,000		Seagate Data Storage Technology Pte. Ltd., 5.75%, due 12/01/34(l) 144A	1,598,848
500,000		Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 02/01/28 144A	507,298
360,000		Select Medical Corp., 6.25%, due 12/01/32 144A	360,486
190,000		Sempra, 6.38% (5 yr. CMT + 2.63%), due 04/01/56(b)	195,102
700,000		Service Properties Trust, 7.63%, due 09/30/28(k) 144A	617,946
205,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	212,094
500,000	EUR	Sigma Holdco BV, 8.63%, due 04/15/31	536,977
1,070,000		Silk Road Group Holding LLC, 7.50%, due 09/15/30 144A	1,085,438
2,980,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	2,861,361
1,011,000		Sirius XM Radio LLC, 3.13%, due 09/01/26 144A	998,035
900,000		Sirius XM Radio LLC, 3.88%, due 09/01/31(l) 144A	816,217
740,000		Six Flags Entertainment Corp., 7.25%, due 05/15/31 144A	740,778
750,000		Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 05/01/32 144A	764,601
1,700,000		SLM Corp., 6.50%, due 01/31/30	1,772,883
700,000		SM Energy Co., 6.75%, due 08/01/29 144A	703,901
980,000		Snap, Inc., 6.88%, due 03/01/33 144A	1,002,740
225,000		Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(e)(l)(o)	212,571
200,000		Societe Generale SA, 5.44% (SOFR + 1.73%), due 10/03/36(b)(f) 144A	199,677
250,000		Societe Generale SA, 10.00% (5 yr. CMT + 5.45%)(b)(o) 144A	277,311
1,000,000		Sotheby's, 7.38%, due 10/15/27 144A	1,002,182
111,000		South Bow Canadian Infrastructure Holdings Ltd., 7.63% (5 yr. CMT + 3.95%), due 03/01/55(b)	116,058
1,200,000		Southern California Edison Co., 5.63%, due 02/01/36	1,212,289
358,000		Southern Co., 3.25%, due 06/15/28 144A	363,191
625,000		Southern Co., 3.88%, due 12/15/25	704,219
600,000		Spirit AeroSystems, Inc., 9.75%, due 11/15/30 144A	660,626
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,518,484		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, due 03/12/30(l)(p) 144A	1,071,917
280,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	279,810
1,000,000		SS&C Technologies, Inc., 6.50%, due 06/01/32 144A	1,034,977
875,000		Stagwell Global LLC, 5.63%, due 08/15/29 144A	850,722
500,000		Standard Building Solutions, Inc., 6.50%, due 08/15/32 144A	513,523
1,225,000		Standard Industries, Inc., 4.38%, due 07/15/30 144A	1,175,301
404,000		Staples, Inc., 10.75%, due 09/01/29 144A	401,483
750,000		Star Leasing Co. LLC, 7.63%, due 02/15/30 144A	729,526
859,000		Star Parent, Inc., 9.00%, due 10/01/30(l) 144A	909,203
500,000		Starwood Property Trust, Inc., 5.75%, due 01/15/31(f) 144A	500,314
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	651,803
1,300,000		Station Casinos LLC, 4.63%, due 12/01/31 144A	1,227,453
500,000		Station Casinos LLC, 6.63%, due 03/15/32(l) 144A	513,979
925,000		Stillwater Mining Co., 4.50%, due 11/16/29(e)	862,300
800,000		Stonepeak Nile Parent LLC, 7.25%, due 03/15/32 144A	843,086
195,000		Stonex Escrow Issuer LLC, 6.88%, due 07/15/32 144A	200,873
300,000		Strategy, Inc., 0.00%, due 03/01/30(k)(m) 144A	316,500
2,480,000		Studio City Finance Ltd., 5.00%, due 01/15/29(e)	2,391,403
525,000		Suci Second Investment Co., 6.00%, due 10/25/28(e)	551,218
280,000		Summit Midstream Holdings LLC, 8.63%, due 10/31/29 144A	281,599
300,000		SunCoke Energy, Inc., 4.88%, due 06/30/29 144A	280,671
1,200,000		Sunoco LP, 5.63%, due 03/15/31 144A	1,191,898
597,000		Sunoco LP, 6.25%, due 07/01/33 144A	608,085
2,450,000		Surgery Center Holdings, Inc., 7.25%, due 04/15/32 144A	2,519,815
170,000		Synchrony Financial, 7.25%, due 02/02/33	181,493
1,000,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	988,269
154,000		Talos Production, Inc., 9.38%, due 02/01/31 144A	160,517
140,000		Taylor Morrison Communities, Inc., 5.75%, due 01/15/28 144A	142,073
725,000		TC Ziraat Bankasi AS, 8.00%, due 01/16/29(e)	760,704
725,000		TC Ziraat Bankasi AS, 8.99% (5 yr. CMT + 4.33%), due 08/02/34(b)(e)	769,400
350,000	EUR	TeamSystem SpA, 5.53% (3 mo. EURIBOR + 3.50%), due 07/31/31(b)(e)	413,421
600,000	EUR	Techem Verwaltungsgesellschaft 675 GmbH, 4.63%, due 07/15/32(e)	707,402
2,320,000		Teine Energy Ltd., 6.88%, due 04/15/29 144A	2,291,113
1,108,000		Telecom Argentina SA, 9.25%, due 05/28/33 144A	1,090,434
40,000		Telecom Italia Capital SA, 7.20%, due 07/18/36	43,238
120,000		Telecom Italia Capital SA, 7.72%, due 06/04/38	133,138
588,000		Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	473,340
220,000		Telesat Canada/Telesat LLC, 6.50%, due 10/15/27 144A	109,450
286,000		TELUS Corp., 7.00% (5 yr. CMT + 2.71%), due 10/15/55(b)	301,891
1,200,000		Tenet Healthcare Corp., 4.38%, due 01/15/30	1,168,057
1,510,000		Tenet Healthcare Corp., 6.13%, due 10/01/28	1,512,158
750,000		Tenneco, Inc., 8.00%, due 11/17/28 144A	751,909
635,000		Termocandelaria Power SA, 7.75%, due 09/17/31 144A	667,009
1,000,000		TerraForm Power Operating LLC, 5.00%, due 01/31/28 144A	993,528
185,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(e)	214,266
368,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	488,916
220,000		Texas Capital Bancshares, Inc., 4.00% (5 yr. CMT + 3.15%), due 05/06/31(b)	216,866
600,000		TGS ASA, 8.50%, due 01/15/30 144A	618,587
315,000		Thor Industries, Inc., 4.00%, due 10/15/29 144A	298,898
134See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
500,000		Tidewater, Inc., 9.13%, due 07/15/30 144A	536,565
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	780,313
700,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	698,061
760,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	723,124
100,000		TopBuild Corp., 3.63%, due 03/15/29 144A	95,960
1,070,000		TopBuild Corp., 4.13%, due 02/15/32 144A	1,003,880
3,630,000		Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	3,559,324
2,030,000		Trade & Development Bank of Mongolia LLC, 8.50%, due 12/23/27(e)	2,004,011
424,000		Transcanada Trust, 5.60% (5 yr. CMT + 3.99%), due 03/07/82(b)	420,786
113,000		Transcanada Trust, 5.88% (3 mo. USD LIBOR + 4.64%), due 08/15/76(b)	113,490
710,000		TransDigm, Inc., 6.38%, due 05/31/33 144A	719,757
1,200,000		TransDigm, Inc., 6.75%, due 01/31/34 144A	1,241,609
687,000		TransMontaigne Partners LLC, 8.50%, due 06/15/30 144A	716,421
1,128,000		Transocean International Ltd., 6.80%, due 03/15/38(l)	956,176
725,000		Transocean International Ltd., 7.88%, due 10/15/32(f) 144A	725,000
850,000		Trident Energy Finance PLC, 12.50%, due 11/30/29(e)	888,785
750,000		Trident TPI Holdings, Inc., 12.75%, due 12/31/28 144A	800,624
1,074,000		Trivium Packaging Finance BV, 8.25%, due 07/15/30(l) 144A	1,146,601
4,402,000		Tronox, Inc., 4.63%, due 03/15/29(l) 144A	2,875,702
306,000		Tronox, Inc., 9.13%, due 09/30/30(l) 144A	299,987
389,000		TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	413,693
600,000		Trust Fibra Uno, 6.39%, due 01/15/50(e)	554,147
575,000		Trust Fibra Uno, 7.38%, due 02/13/34(e)	620,323
750,000		Turkiye Is Bankasi AS, 9.13% (5 yr. CMT + 4.63%)(b)(e)(o)	790,433
725,000		Turkiye Vakiflar Bankasi TAO, 9.00%, due 10/12/28(e)	783,041
135,000		Turning Point Brands, Inc., 7.63%, due 03/15/32 144A	143,195
260,000		Tutor Perini Corp., 11.88%, due 04/30/29 144A	291,429
300,000		Twilio, Inc., 3.63%, due 03/15/29(l)	286,218
600,000		Twilio, Inc., 3.88%, due 03/15/31	564,580
1,500,000		U.S. Acute Care Solutions LLC, 9.75%, due 05/15/29 144A	1,537,848
1,890,000		U.S. Foods, Inc., 4.63%, due 06/01/30 144A	1,849,226
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	150,063
590,000		UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap + 3.08%)(b)(o) 144A	606,334
680,000		UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(o) 144A	751,872
716,000		UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(o) 144A	853,695
164,000		Under Armour, Inc., 7.25%, due 07/15/30 144A	164,207
285,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	287,454
125,000		Unisys Corp., 10.63%, due 01/15/31(l) 144A	133,285
500,000	EUR	United Group BV, 6.50%, due 10/31/31(e)	596,835
600,000	EUR	United Group BV, 6.75%, due 02/15/31(e)	724,580
575,000		United Rentals North America, Inc., 3.75%, due 01/15/32(l)	533,095
1,550,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 04/15/28 144A	1,519,162
278,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, due 06/15/32(l) 144A	265,762
204,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28 144A	214,980
850,000		Unity Software, Inc., 0.37%, due 03/15/30(l)(m)(n) 144A	1,150,156
2,300,000		Univision Communications, Inc., 4.50%, due 05/01/29(l) 144A	2,171,343
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,485,000		Univision Communications, Inc., 9.38%, due 08/01/32 144A	1,583,763
295,000		Upbound Group, Inc., 6.38%, due 02/15/29(l) 144A	291,553
125,000		Urban One, Inc., 7.38%, due 02/01/28 144A	65,839
500,000		UWM Holdings LLC, 6.25%, due 03/15/31 144A	497,931
1,800,000		Valaris Ltd., 8.38%, due 04/30/30(l) 144A	1,869,389
305,000		Valley National Bancorp, 3.00% (3 mo. USD Term SOFR + 2.36%), due 06/15/31(b)	284,124
1,145,000		Vedanta Resources Finance II PLC, 9.48%, due 07/24/30 144A	1,156,908
1,536,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	1,563,687
246,000		Velocity Vehicle Group LLC, 8.00%, due 06/01/29 144A	246,876
1,060,000		Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	1,016,731
1,500,000		Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,565,355
157,000		Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	164,956
1,600,000		Venture Global LNG, Inc., 9.50%, due 02/01/29(l) 144A	1,764,240
1,810,000		Venture Global LNG, Inc., 9.88%, due 02/01/32(l) 144A	1,971,720
200,000		Venture Global Plaquemines LNG LLC, 6.50%, due 01/15/34 144A	210,656
600,000		Venture Global Plaquemines LNG LLC, 6.75%, due 01/15/36 144A	637,681
750,000		Venture Global Plaquemines LNG LLC, 7.50%, due 05/01/33 144A	829,226
330,000		Venture Global Plaquemines LNG LLC, 7.75%, due 05/01/35 144A	372,680
1,195,000		Veon Midco BV, 3.38%, due 11/25/27(e)	1,123,419
690,000		Veon Midco BV, 9.00%, due 07/15/29 144A	719,462
500,000	EUR	Verisure Midholding AB, 5.25%, due 02/15/29(e)	592,635
690,000		Vertiv Group Corp., 4.13%, due 11/15/28 144A	674,616
245,000		VF Corp., 6.00%, due 10/15/33	236,176
295,589		VF Ukraine PAT via VFU Funding PLC, 9.63%, due 02/11/27(e)	282,340
1,100,000		VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	1,138,405
1,200,000		VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	1,172,349
750,000		VICI Properties LP/VICI Note Co., Inc., 4.13%, due 08/15/30 144A	725,097
834,000		Victoria's Secret & Co., 4.63%, due 07/15/29(l) 144A	797,298
1,140,000		Victra Holdings LLC/Victra Finance Corp., 8.75%, due 09/15/29(l) 144A	1,196,861
1,500,000		Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	1,504,074
270,000		Viking Cruises Ltd., 5.88%, due 10/15/33(f) 144A	270,527
1,100,000		Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,181,460
300,000	GBP	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 07/15/28(e)	394,953
1,000,000		Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 07/15/28 144A	980,415
1,351,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 02/01/30(l) 144A	1,317,946
458,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28(l) 144A	477,222
1,285,000		Vivo Energy Investments BV, 5.13%, due 09/24/27(e)	1,283,496
900,000		Vmed O2 U.K. Financing I PLC, 4.25%, due 01/31/31 144A	835,084
2,900,000		Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	2,731,427
300,000	EUR	Vmed O2 U.K. Financing I PLC, 5.63%, due 04/15/32 144A	362,700
420,000		VOC Escrow Ltd., 5.00%, due 02/15/28(l) 144A	419,166
405,000		VTR Comunicaciones SpA, 5.13%, due 01/15/28(e)	391,625
2,200,000		VZ Secured Financing BV, 5.00%, due 01/15/32 144A	1,991,909
—		Waga Bondco Ltd., 8.50%, due 06/15/30(l) 144A	—
1,910,000		Wand NewCo 3, Inc., 7.63%, due 01/30/32 144A	2,013,904
1,625,000		Warnermedia Holdings, Inc., 4.28%, due 03/15/32(l)	1,490,937
1,220,000		Warnermedia Holdings, Inc., 5.05%, due 03/15/42	974,713
136See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
625,000		Wayfair LLC, 7.75%, due 09/15/30(l) 144A	657,028
650,000		WBI Operating LLC, 6.25%, due 10/15/30(f) 144A	650,000
1,130,000		WE Soda Investments Holding PLC, 9.38%, due 02/14/31(e)	1,090,247
1,698,000		WE Soda Investments Holding PLC, 9.50%, due 10/06/28(e)	1,649,273
725,000		Weatherford International Ltd., 6.75%, due 10/15/33(f) 144A	725,957
750,000		WESCO Distribution, Inc., 6.38%, due 03/15/33 144A	778,004
305,000		Western Alliance Bancorp, 3.00% (3 mo. USD Term SOFR + 2.25%), due 06/15/31(b)	296,582
540,000		WEX, Inc., 6.50%, due 03/15/33 144A	551,928
881,000		Wilsonart LLC, 11.00%, due 08/15/32(l) 144A	858,287
600,000		Windstream Services LLC, 7.50%, due 10/15/33(f) 144A	600,213
500,000		Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	458,170
525,000		Woodside Finance Ltd., 6.00%, due 05/19/35	548,293
615,000		WR Grace Holdings LLC, 5.63%, due 08/15/29(l) 144A	572,127
600,000		Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	586,138
600,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27 144A	599,771
1,610,000		Wynn Macau Ltd., 4.50%, due 03/07/29 144A	1,734,496
700,000		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31(l) 144A	754,020
155,000		Xerox Holdings Corp., 8.88%, due 11/30/29(l) 144A	84,514
725,000		Yapi ve Kredi Bankasi AS, 9.25% (5 yr. CMT + 5.28%), due 01/17/34(b)(e)	771,958
850,000		Yinson Bergenia Production BV, 8.50%, due 01/31/45 144A	913,322
1,125,000		YPF SA, 6.95%, due 07/21/27(e)	1,118,781
2,435,000		YPF SA, 7.00%, due 09/30/33(e)(g)	2,293,526
1,270,000		Yum! Brands, Inc., 3.63%, due 03/15/31	1,187,516
1,000,000		Zayo Group Holdings, Inc., 4.00%, due 03/01/27 144A	973,497
300,000	EUR	ZF Europe Finance BV, 7.00%, due 06/12/30(e)	367,133
1,050,000		ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	1,006,002
500,000		ZF North America Capital, Inc., 7.13%, due 04/14/30 144A	495,486
464,000		ZF North America Capital, Inc., 7.50%, due 03/24/31 144A	461,131
320,000		Ziff Davis, Inc., 4.63%, due 10/15/30 144A	301,895
1,330,000		Zorlu Enerji Elektrik Uretim AS, 11.00%, due 04/23/30 144A	1,225,627
			686,292,711
		Mortgage Backed Securities - Private Issuers — 5.3%
315,000		ALA Trust, Series 2025-OANA, Class D, 7.24% (1 mo. USD Term SOFR + 3.09%), due 06/15/40(b) 144A	319,011
2,774,421		Angel Oak Mortgage Trust, Series 2025-8, Class A1, 5.41%, due 07/25/70(g) 144A	2,796,443
1,882,425		Angel Oak Mortgage Trust, Series 2025-R1, Class A1, 4.85%, due 07/25/62(g) 144A	1,878,993
900,000		ARZ Trust, Series 2024-BILT, Class F, 8.27%, due 06/11/39 144A	931,566
1,280,000		Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,257,655
1,020,000		Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,039,600
1,544,900		Barclays Mortgage Trust, Series 2022-RPL1, Class B, 4.25%, due 02/25/28(g) 144A	1,531,478
280,000		BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	266,332
345,000		BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	315,183
1,300,000		Beignet, 6.85%, due 06/01/49	1,300,000
250,000		Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	227,506
443,301		BX Commercial Mortgage Trust, Series 2021-21M, Class A, 4.99% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	442,992
694,343		BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.11% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	694,102
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 5.14% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,259,620
2,000,000	BX Trust, Series 2021-ARIA, Class G, 7.41% (1 mo. USD Term SOFR + 3.26%), due 10/15/36(b) 144A	1,991,781
1,110,000	BX Trust, Series 2025-GW, Class E, 7.80% (1 mo. USD Term SOFR + 3.65%), due 07/15/42(b) 144A	1,117,343
77,629	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(c) 144A	75,037
981,775	Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.38%, due 04/25/65(c) 144A	891,614
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	265,593
288,435	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	277,907
1,968,000	COMM Mortgage Trust, Series 2015-LC19, Class D, 2.87%, due 02/10/48 144A	1,777,675
2,075,000	COMM Mortgage Trust, Series 2024-CBM, Class E, 8.19%, due 12/10/41(c) 144A	2,067,351
690,945	Cross Mortgage Trust, Series 2025-H6, Class A1, 5.18%, due 07/25/70(c) 144A	693,256
1,000,000	CSMC Trust, Series 2018-RPL9, Class A2, 3.95%, due 09/25/57(c) 144A	950,903
1,960,617	Extended Stay America Trust, Series 2021-ESH, Class F, 7.96% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	1,965,117
100,000	Extended Stay America Trust, Series 2025-ESH, Class F, 8.25% (1 mo. USD Term SOFR + 4.10%), due 10/15/42(b)(f) 144A	100,852
31,488	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	31,378
401,299	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	389,193
224,956	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	220,381
603,859	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c)	593,966
560,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	533,480
370,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	356,557
564,842	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	546,057
590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	567,495
436,699	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	421,667
1,850,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-HQA2, Class B2, 12.07% (SOFR 30-day average + 7.71%), due 03/25/50(b) 144A	2,225,604
2,900,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class B2, 12.16% (SOFR 30-day average + 7.80%), due 11/25/41(b) 144A	3,075,372
3,140,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class B2, 11.46% (SOFR 30-day average + 7.10%), due 01/25/42(b) 144A	3,332,630
1,905,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.86% (SOFR 30-day average + 5.50%), due 12/25/41(b) 144A	1,973,857
1,895,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.36% (SOFR 30-day average + 6.00%), due 12/25/41(b) 144A	1,980,742
1,840,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 12.01% (SOFR 30-day average + 7.65%), due 01/25/42(b) 144A	1,948,666
800,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B2, 14.21% (SOFR 30-day average + 9.85%), due 03/25/42(b) 144A	886,737
138See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
2,420,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.86% (SOFR 30-day average + 9.50%), due 03/25/42(b) 144A	2,667,545
1,695,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.36% (SOFR 30-day average + 7.00%), due 04/25/42(b) 144A	1,821,606
1,921,214	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2, 16.36% (SOFR 30-day average + 12.00%), due 06/25/42(b) 144A	2,223,847
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.73%, due 06/10/47(c) 144A	55,571
2,297,280	GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, due 06/25/65(c) 144A	2,317,330
1,373,573	GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10%, due 07/25/65(g) 144A	1,338,735
117,765	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.15% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	111,789
1,600,000	HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.60%, due 05/10/39(c) 144A	1,658,199
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 3.69%, due 12/15/47(c) 144A	1,075,129
1,059,077	JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.69%, due 01/25/63(c) 144A	997,624
1,715,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.66%, due 09/15/47(c)	1,673,304
810,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class D, 6.36%, due 10/15/42(c) 144A	811,857
109,820	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.07% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	109,858
1,502,448	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class E, 3.92%, due 05/15/46(c) 144A	1,347,986
1,986,285	Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, 5.44%, due 07/25/70(g) 144A	2,002,123
0	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	0
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	510,711
890,503	Multifamily Housing Mortgage Loan Trust, Series Q034, Class APT2, 2.87%, due 07/25/54(c)	881,831
1,470,000	NCMF Trust, Series 2025-MFS, Class E, 7.78%, due 06/10/33(c) 144A	1,494,399
261,034	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 5.98%, due 06/25/57(c) 144A	256,566
2,092,926	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 5.30% (SOFR 30-day average + 0.95%), due 05/25/55(b) 144A	2,103,385
970,065	PRET Trust, Series 2025-RPL3, Class A1, 4.15%, due 04/25/65(g) 144A	941,815
2,630,000	PRET Trust, Series 2025-RPL3, Class M1, 4.15%, due 04/25/65(g) 144A	2,390,023
931,673	PRPM LLC, Series 2025-3, Class A1, 6.26%, due 05/25/30(g) 144A	934,481
970,657	PRPM LLC, Series 2025-4, Class A1, 6.18%, due 06/25/30(g) 144A	973,666
984,541	PRPM LLC, Series 2025-5, Class A1, 5.73%, due 07/25/30(g) 144A	986,203
130,000	PRPM LLC, Series 2025-5, Class A2, 8.57%, due 07/25/30(g) 144A	130,141
952,466	PRPM LLC, Series 2025-6, Class A1, 5.77%, due 08/25/28(g) 144A	954,170
996,457	PRPM LLC, Series 2025-7, Class A1, 5.50%, due 08/25/30(g) 144A	998,651
245,000	PRPM LLC, Series 2025-7, Class A2, 7.45%, due 08/25/30(g) 144A	245,186
931,385	PRPM LLC, Series 2025-RCF3, Class A1, 5.25%, due 07/25/55(g) 144A	938,502
487,288	PRPM LLC, Series 2025-RCF4, Class A1, 4.50%, due 08/25/55(g) 144A	482,737
820,000	PRPM LLC, Series 2025-RPL4, Class M1A, 3.00%, due 05/25/55(g) 144A	722,745
150,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.84%, due 05/25/30(g) 144A	151,115
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,680,000	ROCK Trust, Series 2024-CNTR, Class E, 8.82%, due 11/13/41 144A	1,763,823
948,643	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, due 02/25/65(g) 144A	958,674
234,354	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 4.83% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	177,204
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	458,223
196,914	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	194,201
963,119	Verus Securitization Trust, Series 2025-R1, Class A1, 5.40%, due 05/25/65(g) 144A	971,960
241,656	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.47%, due 12/25/36(c)	215,773
1,155,000	WBHT Commercial Mortgage Trust, Series 2025-WBM, Class E, 8.34% (1 mo. USD Term SOFR + 4.19%), due 06/15/42(b) 144A	1,150,124
1,950,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class D, 3.31%, due 12/15/49(c) 144A	1,743,040
150,800	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.68%, due 04/25/36(c)	149,847
475,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.98%, due 07/15/40(c) 144A	484,654
1,900,000	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, due 11/10/36 144A	1,284,570
2,280,000	X-Caliber Funding LLC, Series 2025-VFN1, Class A, 7.11% (1 mo. USD Term SOFR + 2.83%), due 06/17/30(b) 144A	2,290,176
		93,669,791
	Mortgage Backed Securities - U.S. Government Agency Obligations — 7.5%
150,000	Uniform Mortgage-Backed Security, TBA, 3.50%, due 11/01/55	137,022
5,850,000	Uniform Mortgage-Backed Security, TBA, 4.50%, due 10/01/55	5,675,040
5,000,000	Uniform Mortgage-Backed Security, TBA, 4.50%, due 11/01/55	4,847,922
4,975,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 10/01/55	4,934,660
7,000,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 11/01/55	6,938,319
25,010,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 10/01/54	25,219,939
13,350,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 11/01/54	13,452,155
6,565,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 10/01/54	6,707,749
32,785,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 11/01/54	33,488,910
5,700,000	Uniform Mortgage-Backed Security, TBA, 6.50%, due 10/01/54	5,891,178
23,660,000	Uniform Mortgage-Backed Security, TBA, 6.50%, due 11/01/54	24,467,418
		131,760,312
	Municipal Obligation — 0.0%
810,000	Maricopa County Industrial Development Authority, 7.38%, due 10/01/29 144A	850,124
	Sovereign Debt Obligations — 16.0%
2,000,000	Abu Dhabi Government International Bonds, 3.13%, due 09/30/49(e)	1,453,056
1,625,000	Abu Dhabi Government International Bonds, 4.13%, due 10/11/47(e)	1,406,512
1,195,000	Africa Finance Corp., 7.50%, (5 yr. CMT + 3.02%)(b)(e)(o)	1,189,965
1,055,000	Angola Government International Bonds, 8.00%, due 11/26/29(e)	1,030,628
590,000	Angola Government International Bonds, 8.00%, due 11/26/29(e)	576,370
1,200,000	Angola Government International Bonds, 8.75%, due 04/14/32 144A	1,149,306
1,183,000	Angola Government International Bonds, 8.75%, due 04/14/32(e)	1,132,624
390,000	Angola Government International Bonds, 9.13%, due 11/26/49(e)	327,526
1,240,000	Argentina Republic Government International Bonds, 0.75%, due 07/09/30(g)	838,860
140See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
3,802,426		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(g)	2,605,612
4,404		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	3,212
3,309,737		Argentina Republic Government International Bonds, 3.50%, due 07/09/41(g)	1,605,388
2,955,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(g)	1,549,897
595,428		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(g)	315,339
4,200,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(g)	2,204,790
2,242,685,000	ARS	Argentina Treasury Bonds BONTE, 29.50%, due 05/30/30	1,280,868
1,219,000		Bahamas Government International Bonds, 8.25%, due 06/24/36 144A	1,318,422
250,000		Bahamas Government International Bonds, 8.25%, due 06/24/36(e)	270,390
215,000		Bahamas Government International Bonds, 8.95%, due 10/15/32(e)	239,198
2,338,000		Baiterek National Managing Holding JSC, 4.65%, due 10/01/30(f) 144A	2,312,036
957,000		Bank Gospodarstwa Krajowego, 6.25%, due 07/09/54 144A	999,591
1,325,000		Benin Government International Bonds, 7.96%, due 02/13/38(e)	1,358,292
4,030,000		Bermuda Government International Bonds, 2.38%, due 08/20/30(e)	3,691,480
3,510,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(e)	3,607,157
495,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(e)	524,111
120,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(e)	125,644
1,400,000		Brazil Government International Bonds, 7.25%, due 01/12/56	1,417,640
1,416,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/29	240,511
11,215,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/31	1,845,291
10,500,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/33	1,664,810
9,900,000	CNY	China Government Bonds, 2.15%, due 08/25/55	1,364,457
6,600,000	CNY	China Government Bonds, 2.27%, due 05/25/34	958,962
2,275,000		Colombia Government International Bonds, 5.00%, due 06/15/45	1,713,075
1,575,000		Colombia Government International Bonds, 7.38%, due 09/18/37	1,624,612
650,000		Colombia Government International Bonds, 7.75%, due 11/07/36	682,175
700,000		Colombia Government International Bonds, 8.38%, due 11/07/54	742,525
300,000		Colombia Government International Bonds, 8.75%, due 11/14/53	329,745
825,000		Colombia Government International Bonds, 8.75%, due 11/14/53	907,335
161,200,000	COP	Colombia TES, 6.25%, due 07/09/36	28,511
2,952,300,000	COP	Colombia TES, Series B, 7.25%, due 10/18/34	583,848
2,035,500,000	COP	Colombia TES, Series B, 7.75%, due 09/18/30	460,422
641,000		Costa Rica Government International Bonds, 6.55%, due 04/03/34(e)	688,293
600,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(e)	646,083
1,449,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(e)	1,560,012
23,500,000	CZK	Czech Republic Government Bonds, 6.20%, due 06/16/31	1,255,631
15,380,000	CZK	Czech Republic Government Bonds, Series 150, 5.00%, due 09/30/30	774,228
14,080,000	CZK	Czech Republic Government Bonds, Series 95, 1.00%, due 06/26/26(e)	668,969
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(e)	265,167
2,075,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(e)	1,987,435
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	357,963
1,075,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(e)	956,159
111,300,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	1,924,151
31,700,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(e)	614,635
2,747,000		Eagle Funding Luxco SARL, 5.50%, due 08/17/30 144A	2,790,430
1,625,000		Ecuador Government International Bonds, 5.00%, due 07/31/40(e)(g)	1,084,769
3,938,000		Ecuador Government International Bonds, 6.90%, due 07/31/30(e)(g)	3,568,812
3,563,507		Ecuador Government International Bonds, 6.90%, due 07/31/35(e)(g)	2,699,891
57,137,000	EGP	Egypt Government Bonds, 25.32%, due 08/13/27	1,222,829
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,200,000		Egypt Government International Bonds, 6.59%, due 02/21/28(e)(l)	1,215,425
2,005,000		Egypt Government International Bonds, 7.90%, due 02/21/48(e)	1,667,119
3,972,000		Egypt Government International Bonds, 8.50%, due 01/31/47(e)	3,512,691
925,000		Egypt Government International Bonds, 8.50%, due 01/31/47(e)	817,636
1,270,000		Egypt Government International Bonds, 8.88%, due 05/29/50(e)	1,148,793
800,000		El Salvador Government International Bonds, 7.12%, due 01/20/50(e)	692,000
340,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	371,875
6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	373,084
3,110,000		Gabon Government International Bonds, 6.63%, due 02/06/31(e)	2,512,985
1,300,000		Ghana Government International Bonds, 5.00%, due 07/03/29(e)(g)	1,268,971
1,000,000		Ghana Government International Bonds, 5.00%, due 07/03/35(e)(g)	845,370
900,000		Guatemala Government Bonds, 4.65%, due 10/07/41(e)	775,238
900,000		Guatemala Government Bonds, 6.05%, due 08/06/31(e)	936,358
1,125,000		Guatemala Government Bonds, 6.55%, due 02/06/37(e)	1,189,729
700,000		Guatemala Government Bonds, 6.60%, due 06/13/36(e)	740,828
1,157,000		Guatemala Government Bonds, 6.88%, due 08/15/55 144A	1,216,296
99,380,000	HUF	Hungary Government Bonds, Series 30/A, 3.00%, due 08/21/30	258,402
1,363,000		Hungary Government International Bonds, 2.13%, due 09/22/31(e)	1,172,795
600,000		Hungary Government International Bonds, 5.38%, due 09/26/30 144A	617,874
250,000		Hungary Government International Bonds, 5.38%, due 09/26/30(e)	257,482
2,350,000		Hungary Government International Bonds, 5.50%, due 03/26/36(e)	2,373,728
1,700,000		Hungary Government International Bonds, 7.63%, due 03/29/41	2,018,835
36,760,000	INR	India Government Bonds, 6.64%, due 06/16/35	413,420
19,630,000	INR	India Government Bonds, 6.79%, due 12/02/34	224,135
69,527,000,000	IDR	Indonesia Treasury Bonds, 6.50%, due 07/15/30	4,350,392
117,538,000,000	IDR	Indonesia Treasury Bonds, 6.75%, due 07/15/35	7,253,466
12,073,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 09/15/30	769,477
4,614,000,000	IDR	Indonesia Treasury Bonds, Series FR78, 8.25%, due 05/15/29	303,212
680,000		Istanbul Metropolitan Municipality, 10.50%, due 12/06/28(e)	746,611
2,240,000	EUR	Ivory Coast Government International Bonds, 4.88%, due 01/30/32(e)	2,517,124
1,225,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(e)	1,247,817
1,790,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	1,863,660
1,575,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33(e)	1,638,990
1,245,000		Ivory Coast Government International Bonds, 8.08%, due 04/01/36 144A	1,291,010
1,550,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37(e)	1,619,639
108,000,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	704,355
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	858,282
850,000		Lebanon Government International Bonds, 7.00%, due 03/23/32(e)(p)	193,861
850,000		Lebanon Government International Bonds, 7.25%, due 03/23/37(e)(p)	192,806
850,000		Lebanon Government International Bonds, 8.25%, due 04/12/21(e)(p)	191,588
9,467,000	MYR	Malaysia Government Bonds, 3.48%, due 07/02/35	2,255,614
3,533,000	MYR	Malaysia Government Bonds, Series 0122, 3.58%, due 07/15/32	848,271
1,100,000	MYR	Malaysia Government Bonds, Series 0123, 4.46%, due 03/31/53	282,003
6,137,000	MYR	Malaysia Government Bonds, Series 0219, 3.89%, due 08/15/29	1,493,960
775,000	MYR	Malaysia Government Bonds, Series 0222, 4.70%, due 10/15/42	205,428
1,832,000	MYR	Malaysia Government Bonds, Series 0317, 4.76%, due 04/07/37	482,122
621,000	MYR	Malaysia Government Bonds, Series 0417, 3.90%, due 11/16/27	150,084
2,193,000	MYR	Malaysia Government Bonds, Series 0419, 3.83%, due 07/05/34	535,502
12,143,600	MXN	Mexico Bonos, Series M, 7.75%, due 11/23/34	627,378
142See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
56,739,600	MXN	Mexico Bonos, Series M, 7.75%, due 11/13/42	2,695,640
1,751,930	MXN	Mexico Cetes, 7.71%, due 09/02/27	8,253
1,000,000		Mexico Government International Bonds, 2.66%, due 05/24/31	890,900
800,000	EUR	Mexico Government International Bonds, 3.50%, due 09/19/29	948,846
500,000		Mexico Government International Bonds, 5.38%, due 03/22/33	500,250
400,000		Mexico Government International Bonds, 5.85%, due 07/02/32	413,460
1,930,000		Mexico Government International Bonds, 6.00%, due 05/07/36	1,977,478
2,130,000		Mexico Government International Bonds, 6.40%, due 05/07/54	2,086,356
775,000		Mexico Government International Bonds, 6.88%, due 05/13/37	837,775
775,000		Mexico Government International Bonds, 7.38%, due 05/13/55	852,895
28,371,971	MXN	Mexico Udibonos, 2.75%, due 11/27/31	1,400,299
2,272,000		Mongolia Government International Bond, 4.45%, due 07/07/31(e)	2,061,991
2,300,000		Mongolia Government International Bonds, 4.45%, due 07/07/31(e)	2,087,490
1,850,000		Mongolia Government International Bonds, 7.88%, due 06/05/29(e)	1,972,071
1,102,000		Morocco Government International Bonds, 3.00%, due 12/15/32(e)	976,210
2,265,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(e)	2,242,462
1,200,000		Oman Government International Bonds, 6.50%, due 03/08/47(e)	1,296,725
900,000		Pakistan Global Sukuk Programme Co. Ltd., 7.95%, due 01/31/29(e)	915,844
1,515,000		Pakistan Government International Bonds, 7.88%, due 03/31/36(e)	1,441,165
1,448,000		Pakistan Government International Bonds, 7.88%, due 03/31/36(e)	1,377,804
3,475,000		Panama Government International Bonds, 6.88%, due 01/31/36(l)	3,700,962
1,275,000		Paraguay Government International Bonds, 3.85%, due 06/28/33(e)	1,195,440
810,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(e)	853,619
2,175,000		Paraguay Government International Bonds, 6.00%, due 02/09/36(e)	2,312,351
3,915,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31 144A	534,328
3,785,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(e)	514,277
3,289,000,000	PYG	Paraguay Government International Bonds, 8.50%, due 03/04/35 144A	447,644
666,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	186,173
845,000	PEN	Peru Government Bonds, 6.85%, due 08/12/35(e)	257,594
1,349,000	PEN	Peru Government Bonds, 6.95%, due 08/12/31	431,731
6,100,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(e)	1,964,079
1,975,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(e)	623,756
3,515,000		Peru Government International Bonds, 3.00%, due 01/15/34	3,056,292
3,600,000		Peru Government International Bonds, 3.30%, due 03/11/41	2,804,400
2,450,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(e)	747,739
11,719,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(e)	3,534,356
9,617,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(e)	3,096,483
2,937,000		Peruvian Government International Bond, 5.50%, due 03/30/36	2,996,474
25,865,000	PHP	Philippines Government Bonds, 6.00%, due 08/20/30	448,162
22,400,000	PHP	Philippines Government Bonds, 6.25%, due 03/22/28	390,354
124,360,000	PHP	Philippines Government Bonds, 6.38%, due 07/27/30	2,182,483
12,200,000	PHP	Philippines Government Bonds, Series 1069, 6.75%, due 09/15/32	219,781
132,750,000	PHP	Philippines Government Bonds, Series 1072, 6.25%, due 01/25/34	2,321,776
640,000		Provincia de Cordoba, 9.75%, due 07/02/32 144A	612,320
1,000,000		Republic of Cameroon International Bonds, 9.50%, due 07/31/31(e)	963,165
2,036,231	GHS	Republic of Ghana Government Bonds, Series G10Y, 9.25%, (Unsecured), due 02/08/33	117,669
820,740	GHS	Republic of Ghana Government Bonds, Series G15Y, 10.00%, (Unsecured), due 02/02/38	45,215
4,368,811	GHS	Republic of Ghana Government Bonds, Series G7Y, 8.80%, (Unsecured), due 02/12/30	275,627
350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(e)(q)	308,879
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,380,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,476,608
4,422,000	PLN	Republic of Poland Government Bonds, 5.00%, due 01/25/30	1,230,934
1,038,000	PLN	Republic of Poland Government Bonds, Series 0428, 2.75%, due 04/25/28	275,782
2,100,000	PLN	Republic of Poland Government Bonds, Series 1034, 5.00%, due 10/25/34	564,208
1,650,000		Republic of Poland Government International Bonds, 4.88%, due 02/12/30	1,699,501
1,720,000		Republic of Poland Government International Bonds, 5.13%, due 09/18/34	1,761,261
1,000,000		Republic of Poland Government International Bonds, 5.50%, due 03/18/54	970,415
40,700,000	ZAR	Republic of South Africa Government Bonds, 8.25%, due 03/31/32	2,329,553
10,000,000	ZAR	Republic of South Africa Government Bonds, 10.88%, due 03/31/38	626,882
22,400,000	ZAR	Republic of South Africa Government Bonds, Series 2030, 8.00%, due 01/31/30	1,304,147
74,641,000	ZAR	Republic of South Africa Government Bonds, Series 2035, 8.88%, due 02/28/35	4,250,125
88,081,977	ZAR	Republic of South Africa Government Bonds, Series 2037, 8.50%, due 01/31/37	4,704,693
66,570,000	ZAR	Republic of South Africa Government Bonds, Series 2040, 9.00%, due 01/31/40	3,535,820
27,889,958	ZAR	Republic of South Africa Government Bonds, Series 2044, 8.75%, due 01/31/44	1,407,962
1,500,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	1,519,617
5,535,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	5,607,886
200,000		Republic of South Africa Government International Bonds, 7.10%, due 11/19/36(e)	208,814
650,000		Republic of South Africa Government International Bonds, 7.30%, due 04/20/52	625,462
5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,442,580
5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,388,985
1,029,000		Republic of Uzbekistan International Bonds, 3.70%, due 11/25/30(e)	952,079
1,830,000	RON	Romania Government Bonds, Series 10Y, 5.00%, due 02/12/29	394,659
1,185,000	RON	Romania Government Bonds, Series 15Y, 4.75%, due 10/11/34	229,917
735,000	EUR	Romania Government International Bonds, 2.75%, due 04/14/41(e)	560,172
1,430,000	EUR	Romania Government International Bonds, 3.75%, due 02/07/34(e)	1,470,668
2,675,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31(e)	3,203,456
290,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31 144A	347,291
716,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	691,117
594,000		Romania Government International Bonds, 5.88%, due 01/30/29(e)	611,140
576,000		Romania Government International Bonds, 6.38%, due 01/30/34(e)	584,456
1,250,000	EUR	Romania Government International Bonds, 6.75%, due 07/11/39 144A	1,506,570
690,000		Romania Government International Bonds, 7.13%, due 01/17/33(e)	737,289
720,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	774,262
532,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	572,067
1,800,000		Saudi Government International Bonds, 3.75%, due 01/21/55(e)	1,301,468
1,305,000	EUR	Senegal Government International Bonds, 4.75%, due 03/13/28(e)	1,336,336
1,855,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(e)	1,438,438
350,000		Senegal Government International Bonds, 6.25%, due 05/23/33(e)	254,423
2,075,000		Senegal Government International Bonds, 6.25%, due 05/23/33(e)	1,508,362
2,450,000		Senegal Government International Bonds, 6.75%, due 03/13/48(e)	1,535,246
1,500,000		Senegal Government International Bonds, 7.75%, due 06/10/31(e)	1,214,794
1,375,000		Serbia International Bonds, 6.00%, due 06/12/34(e)	1,435,287
37,292		Sri Lanka Government International Bonds, 3.10%, due 01/15/30(g) 144A	35,008
73,148		Sri Lanka Government International Bonds, 3.35%, due 03/15/33(g) 144A	62,758
34,279		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(g)(l) 144A	30,380
2,889,335		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(g) 144A	2,578,876
1,100,000		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(e)(g)	981,805
34,849		Sri Lanka Government International Bonds, 4.00%, due 04/15/28 144A	33,429
6,202,000	THB	Thailand Government Bonds, 1.60%, due 06/17/35	194,673
144See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
49,800,000	THB	Thailand Government Bonds, 2.80%, due 06/17/34	1,708,682
32,733,000	THB	Thailand Government Bonds, 2.98%, due 06/17/45	1,170,645
22,347,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	790,222
8,523,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	323,165
11,810,000	THB	Thailand Government Bonds, 3.78%, due 06/25/32	421,863
47,759,947	THB	Thailand Government Bonds, Series ILB, 1.25%, due 03/12/28(e)	1,453,921
22,010,000	TRY	Turkiye Government Bonds, 27.70%, due 09/27/34	505,790
1,037,000		Turkiye Government International Bonds, 7.13%, due 02/12/32	1,073,664
4,565,000		Turkiye Government International Bonds, 7.25%, due 05/29/32	4,757,851
2,180,000		Ukraine Government International Bonds, 0.00%, due 02/01/34(e)(g)	912,013
466,578		Ukraine Government International Bonds, 0.00%, due 02/01/36(e)(g)	228,206
1,015,000		Ukraine Government International Bonds, 3.00%, due 02/01/35(e)(g)	496,427
2,550,000		Ukraine Government International Bonds, 4.50%, due 02/01/29(e)(g)	1,760,820
5,490,696		Ukraine Government International Bonds, 4.50%, due 02/01/35(e)(g)	3,040,079
423,350	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	10,634
900,000		Uruguay Government International Bonds, 4.98%, due 04/20/55	821,925
7,346,000	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	202,699
808,000		Uzbekneftegaz JSC, 8.75%, due 05/07/30 144A	865,071
5,239,997		Zambia Government International Bonds, 0.50%, due 12/31/53(e)	3,545,776
			281,713,528
		U.S. Government and Agency Obligations — 5.0%
250,000		Farm Credit Bank of Texas, Series 6, 7.00%, (5 yr. CMT + 3.01%)(b)(o)	263,037
250,000		Farm Credit Bank of Texas, 7.75%, (5 yr. CMT + 3.29%)(b)(o)	262,641
34,000		U.S. Treasury Bonds, 3.00%, due 11/15/44	26,612
6,000,000		U.S. Treasury Bonds, 4.63%, due 02/15/55	5,899,687
8,380,000		U.S. Treasury Bonds, 4.75%, due 02/15/45(r)	8,434,339
13,802,100		U.S. Treasury Bonds, 4.75%, due 05/15/55	13,849,545
2,400,000		U.S. Treasury Bonds, 4.88%, due 08/15/45	2,453,813
7,975,000		U.S. Treasury Bonds, 6.25%, due 05/15/30	8,822,032
8,996,325		U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 02/15/50	5,328,079
8,670,463		U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 02/15/42	6,882,549
7,314,125		U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	7,351,323
6,865,000		U.S. Treasury Notes, 4.00%, due 07/31/32	6,898,252
5,000,000		U.S. Treasury Notes, 4.25%, due 08/15/35	5,041,016
16,140,000		U.S. Treasury Notes, 4.63%, due 02/15/35(s)	16,776,773
			88,289,698
		TOTAL DEBT OBLIGATIONS (COST $1,749,019,360)	1,790,094,182

Shares	Description	Value ($)
	COMMON STOCKS — 0.6%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.(i)(j)	18,666
	Consumer, Cyclical — 0.0%
24,811	Spirit Aviation Holdings, Inc.*	9,428
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — 0.6%
62,502	ARES Capital Corp.	1,275,666
132,455	Barings BDC, Inc.	1,160,306
30,000	Blackstone Secured Lending Fund(l)	782,100
88,000	Blue Owl Capital Corp.	1,123,760
17,617	Blue Owl Technology Finance Corp.(l)	243,467
39,542	Crescent Capital BDC, Inc.(l)	563,869
49,380	FS KKR Capital Corp.(l)	737,243
58,000	Goldman Sachs BDC, Inc.(l)	589,860
87,000	Golub Capital BDC, Inc.(l)	1,191,030
42,000	MidCap Financial Investment Corp.(l)	503,580
14,657	MSC Income Fund, Inc.(l)	192,447
30,185	New Mountain Finance Corp.(l)	290,983
43,000	Oaktree Specialty Lending Corp.	561,150
26,450	Runway Growth Finance Corp.	268,732
30,000	Sixth Street Specialty Lending, Inc.(l)	685,800
		10,169,993
	Technology — 0.0%
30,000	Avaya Holdings Corp.*	331,260
	TOTAL COMMON STOCKS (COST $11,294,393)	10,529,347
	INVESTMENT COMPANIES — 0.9%
300,000	Invesco Senior Loan ETF(l)	6,279,000
224,800	SPDR Blackstone Senior Loan ETF(l)	9,347,184
	TOTAL INVESTMENT COMPANIES (COST $15,384,340)	15,626,184

	PREFERRED STOCKS — 0.2%
	Communications — 0.0%
725	Array Digital Infrastructure, Inc., 5.50%	13,616
3,350	T-Mobile USA, Inc., 6.25%	83,080
12,825	T-Mobile USA, Inc., 5.50%	293,051
		389,747
	Financial — 0.1%
6,500	ARES Management Corp., Series B, 6.75%	322,985
193	Bank of America Corp., Series L, 7.25%(o)	247,040
7,100	Citizens Financial Group, Inc., Series I, 6.50%*(b)(l)(o)	179,275
4,725	Corebridge Financial, Inc., 6.38%	115,999
9,525	Enstar Group Ltd., Series D, 7.00%(b)(l)(o)	226,695
1,677	KKR & Co., Inc., Series D, 6.25%	87,791
8,950	Morgan Stanley, Series Q, 6.63%(l)(o)	231,894
11,425	Synchrony Financial, Series B, 8.25%(b)(o)	295,679
		1,707,358
	Government — 0.0%
1,975	Federal Home Loan Mortgage Corp., Series Z, 8.38%*(c)(l)(o)	30,889
1,975	Federal National Mortgage Association, Series S, 8.25%*(c)(o)	32,785
		63,674
146See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Shares	Description	Value ($)

	Industrial — 0.0%
9,916	Boeing Co., 6.00%	689,856
	Utilities — 0.1%
14,775	DTE Energy Co., Series H, 6.25%*(l)	375,137
2,327	PG&E Corp., Series A, 6.00%	91,637
1,625	Sempra, 5.75%(l)	37,148
13,225	Southern Co., 6.50%	341,073
		844,995
	TOTAL PREFERRED STOCKS (COST $3,552,773)	3,695,630

Par Value(a)		Description	Value ($)
		SHORT-TERM INVESTMENTS — 7.6%
		Mutual Fund - Securities Lending Collateral — 5.2%
91,389,232		State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(t)(u)	91,389,232
		Commercial Paper — 0.0%
600,000		Penske Truck Leasing Co. LP, 4.60%, due 10/02/25	599,857
		Sovereign Debt Obligations — 0.0%
11,575,000	EGP	Egypt Treasury Bills, 28.15%, due 01/20/26	224,052
11,550,000	EGP	Egypt Treasury Bills, 28.39%, due 12/16/25	228,972
11,000,000	EGP	Egypt Treasury Bills, 29.14%, due 10/21/25	227,030
			680,054
		Repurchase Agreements — 2.2%
1,000,000		Bank of America Repurchase Agreement, dated 09/30/25, maturing on 10/01/25 with a maturity value of $1,000,117 and an effective yield of 4.22%, collateralized by U.S. Treasury Note with maturity date 09/30/29 and a market value of $1,019,919	1,000,000
100,000		Deutsche Bank Repurchase Agreement, dated 09/30/25, maturing on 10/02/25 with a maturity value of $100,024 and an effective yield of 4.27%, collateralized by U.S. Treasury Bond with maturity date 05/15/41 and a market value of $100,357	100,000
37,700,000		Deutsche Bank Repurchase Agreement, dated 09/30/25, maturing on 10/02/25 with a maturity value of $37,709,006 and an effective yield of 4.30%, collateralized by U.S. Treasury Inflation Protected Bond with maturity date 07/15/26 and a market value of $38,467,189	37,700,000
			38,800,000
		U.S. Government and Agency Obligations — 0.2%
2,878,500		U.S. Treasury Bills, 4.03%, due 10/30/25	2,869,124
1,000		U.S. Treasury Bills, 2.21%, due 10/02/25	1,000
67,900		U.S. Treasury Bills, 3.69%, due 10/09/25	67,839
20,000		U.S. Treasury Bills, 4.02%, due 12/04/25	19,861
41,000		U.S. Treasury Bills, 4.04%, due 11/06/25	40,835
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
320,000	U.S. Treasury Bills, 3.95%, due 01/20/26	316,236
		3,314,895
	TOTAL SHORT-TERM INVESTMENTS (COST $134,767,158)	134,784,038
	TOTAL INVESTMENTS — 110.7% (Cost $1,914,018,024)	1,954,729,381
	Other Assets and Liabilities (net) — (10.7)%	(189,158,732)
	NET ASSETS — 100.0%	$1,765,570,649

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of September 30, 2025.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Year of maturity is greater than 2100.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	When-issued security.
(g)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(h)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(i)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(j)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of period end, the market value of restricted securities was $1,257,527, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(k)	Interest rate presented is yield to maturity.
(l)	All or a portion of this security is out on loan.
(m)	Represents a zero coupon bond; no yield to maturity is available.
(n)	Interest rate presented is yield to maturity.
(o)	Security is perpetual and has no stated maturity date.
(p)	Security is currently in default.
(q)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
148See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
(r)	All or a portion of this security is pledged for open futures collateral.
(s)	All or a portion of this security is pledged for centrally cleared swaps collateral.
(t)	The rate disclosed is the 7-day net yield as of September 30, 2025.
(u)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $745,146,631 which represents 42.2% of net assets.

At September 30, 2025, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal/Share Amount		Cost	Value
Arctic Canadian Diamond Co. Ltd.	07/31/23	USD	1,282	$0	$18,666
Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00%, (10.00% Fixed or PIK), due 12/31/27	02/02/21	USD	1,268,285	1,268,285	1,238,861
					$1,257,527
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
BRL	5,841,000	USD	1,047,018	12/02/25	Bank of America, N.A.	$34,188
BRL	1,970,000	USD	368,839	10/02/25	Deutsche Bank AG	1,076
BRL	2,205,259	USD	408,210	12/02/25	HSBC Bank PLC	(2)
BRL	9,021,080	USD	1,649,313	10/02/25	JPMorgan Chase Bank N.A.	44,612
BRL	1,993,006	USD	374,724	10/02/25	JPMorgan Chase Bank N.A.	(489)
BRL	11,098,921	USD	2,054,100	11/04/25	JPMorgan Chase Bank N.A.	13,294
BRL	1,765,000	USD	325,188	12/02/25	State Street Bank and Trust	1,525
CLP	3,694,758,082	USD	3,824,089	12/17/25	Goldman Sachs International	18,214
CNH	11,344,880	USD	1,603,447	12/17/25	Barclays Bank PLC	(4,152)
CNH	2,758,000	USD	388,186	10/16/25	Morgan Stanley and Co. International PLC	(1,049)
COP	9,750,000,000	USD	2,444,022	12/17/25	BNP Paribas S.A.	20,267
COP	702,764,000	USD	176,663	12/17/25	Standard Chartered Bank	959
CZK	82,693,522	USD	4,017,281	12/17/25	Goldman Sachs International	(16,162)
EGP	9,560,264	USD	188,491	12/02/25	Deutsche Bank AG	5,547
EGP	3,255,833	USD	64,281	12/08/25	Deutsche Bank AG	1,623
EUR	13,728	GBP	12,000	10/30/25	Citibank N.A.	0
EUR	591,200	GBP	517,000	10/30/25	JPMorgan Chase Bank N.A.	(279)
EUR	1,981,230	USD	2,330,000	10/30/25	Australia and New Zealand Banking Group	1,902
EUR	453,000	USD	533,871	10/02/25	Barclays Bank PLC	(1,596)
EUR	4,708,590	USD	5,519,880	10/02/25	Barclays Bank PLC	12,712
EUR	848,471	USD	1,002,274	12/17/25	Citibank N.A.	(957)
EUR	536,000	USD	632,103	12/17/25	Citibank N.A.	454
EUR	429,727	USD	507,845	12/17/25	HSBC Bank PLC	(706)
EUR	385,359	USD	453,854	12/17/25	Merrill Lynch International	925
EUR	2,024,352	USD	2,380,996	12/17/25	Standard Chartered Bank	8,028
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	2,800,000	USD	3,335,312	12/17/25	Standard Chartered Bank	$(30,912)
EUR	281,000	USD	329,910	10/31/25	UBS AG	846
EUR	1,238,000	USD	1,475,776	12/17/25	Wells Fargo Bank N.A.	(14,759)
GHS	4,280,000	USD	345,859	03/18/26	Standard Chartered Bank	(35,208)
HUF	159,520,000	USD	470,311	12/17/25	Barclays Bank PLC	8,645
HUF	533,570,000	USD	1,612,492	12/17/25	Barclays Bank PLC	(10,458)
HUF	791,750,536	USD	2,349,890	12/17/25	HSBC Bank PLC	27,327
IDR	2,124,441,075	USD	128,715	10/10/25	Bank of America, N.A.	(1,243)
IDR	1,601,000,000	USD	96,848	12/17/25	Deutsche Bank AG	(850)
INR	1,350,000	USD	15,135	12/17/25	Bank of America, N.A.	4
INR	416,669,146	USD	4,702,961	12/17/25	Standard Chartered Bank	(30,236)
INR	44,300,000	USD	500,282	12/17/25	State Street Bank and Trust	(3,481)
JPY	347,386,720	USD	2,362,708	10/02/25	Bank of America, N.A.	(10,494)
JPY	134,710,204	USD	902,512	11/04/25	Bank of America, N.A.	12,807
JPY	136,756,720	USD	931,554	10/02/25	Barclays Bank PLC	(5,552)
JPY	18,086	USD	123	11/04/25	Barclays Bank PLC	0
JPY	124,857,173	USD	846,152	10/02/25	Morgan Stanley and Co. International PLC	(723)
JPY	472,007,270	USD	3,190,012	11/04/25	Morgan Stanley and Co. International PLC	17,148
KRW	534,346,067	USD	386,144	10/10/25	Bank of America, N.A.	(5,170)
KRW	534,346,067	USD	383,172	10/22/25	JPMorgan Chase Bank N.A.	(1,970)
KRW	3,223,961,380	USD	2,334,664	12/17/25	Standard Chartered Bank	(28,112)
KZT	551,730,000	USD	970,843	02/27/26	Citibank N.A.	(10,687)
KZT	36,016,401	USD	64,615	11/18/25	Deutsche Bank AG	36
KZT	68,492,042	USD	123,710	12/11/25	Deutsche Bank AG	(1,637)
KZT	52,903,626	USD	95,382	12/12/25	Deutsche Bank AG	(1,118)
KZT	4,199,208	USD	7,512	12/26/25	Deutsche Bank AG	(58)
KZT	35,257,920	USD	61,856	03/11/26	Deutsche Bank AG	(731)
KZT	41,574,236	USD	71,963	03/26/26	Deutsche Bank AG	(228)
MXN	8,397,000	USD	452,798	12/17/25	Bank of America, N.A.	1,522
MXN	65,280,582	USD	3,527,189	12/17/25	Goldman Sachs International	4,814
MXN	29,943,769	USD	1,553,725	12/17/25	JPMorgan Chase Bank N.A.	66,382
MXN	14,877,000	USD	791,848	12/17/25	Wells Fargo Bank N.A.	13,071
MYR	2,170,550	USD	516,995	12/17/25	Standard Chartered Bank	140
NGN	859,450,814	USD	511,274	09/16/26	Citibank N.A.	(6,868)
NGN	1,563,048,000	USD	926,251	03/18/26	Standard Chartered Bank	56,132
NGN	1,563,048,000	USD	889,993	06/17/26	Standard Chartered Bank	58,771
NGN	813,776,946	USD	482,954	09/16/26	Standard Chartered Bank	(5,353)
NOK	45,139	USD	4,522	10/02/25	Barclays Bank PLC	1
NOK	523,504	USD	52,450	10/02/25	Morgan Stanley and Co. International PLC	17
PEN	2,199,629	USD	628,681	12/17/25	Citibank N.A.	4,736
PEN	4,674,212	USD	1,333,584	12/17/25	Goldman Sachs International	12,427
PLN	2,497,197	USD	689,922	10/15/25	Bank of America, N.A.	(1,705)
PLN	65,000	USD	17,771	12/17/25	Bank of America, N.A.	123
150See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PLN	19,145,935	USD	5,273,200	12/17/25	Goldman Sachs International	$(2,373)
PLN	853,846	USD	235,867	10/22/25	Morgan Stanley and Co. International PLC	(573)
PLN	681,000	USD	186,563	12/17/25	Morgan Stanley and Co. International PLC	914
RON	1,428,000	USD	327,275	12/17/25	Goldman Sachs International	1,623
TRY	59,205,064	USD	1,369,442	10/30/25	Barclays Bank PLC	22,181
TRY	18,357,866	USD	421,245	11/25/25	Barclays Bank PLC	1,464
TRY	4,293,652	USD	95,797	12/17/25	Barclays Bank PLC	1,290
TRY	28,935,213	USD	648,886	12/17/25	Goldman Sachs International	5,389
TRY	18,395,213	USD	386,113	03/18/26	Goldman Sachs International	1,002
TWD	3,894,916	USD	128,715	10/14/25	Bank of America, N.A.	(797)
TWD	507,282	USD	16,712	10/20/25	Bank of America, N.A.	(44)
TWD	54,447,598	USD	1,819,773	12/17/25	Citibank N.A.	(23,329)
USD	816,067	ARS	1,253,470,216	11/12/25	Goldman Sachs International	(27,671)
USD	782,137	ARS	1,240,997,877	12/17/25	Goldman Sachs International	(10,604)
USD	2,272,601	AUD	3,470,000	10/07/25	Bank of America, N.A.	(27,314)
USD	203,133	AUD	311,000	10/02/25	Barclays Bank PLC	(2,983)
USD	205,586	AUD	311,000	11/04/25	Barclays Bank PLC	(626)
USD	170,875	BRL	945,000	12/02/25	Bank of America, N.A.	(4,051)
USD	370,398	BRL	1,970,000	10/02/25	Deutsche Bank AG	483
USD	145,315	BRL	804,124	12/02/25	Goldman Sachs International	(3,534)
USD	2,054,100	BRL	11,014,086	10/02/25	JPMorgan Chase Bank N.A.	(14,059)
USD	289,762	CAD	400,000	10/31/25	Citibank N.A.	1,868
USD	1,343,142	CAD	1,850,000	10/07/25	State Street Bank and Trust	13,160
USD	825,719	CHF	660,000	10/07/25	Bank of America, N.A.	(4,294)
USD	399,049	CLP	384,500,000	12/17/25	Deutsche Bank AG	(805)
USD	44,263	CNH	313,000	12/17/25	HSBC Bank PLC	139
USD	44,263	CNH	313,000	12/17/25	UBS AG	140
USD	88,528	CNH	626,000	12/17/25	Wells Fargo Bank N.A.	280
USD	41,425	COP	163,000,000	12/17/25	State Street Bank and Trust	227
USD	672,212	CZK	13,960,000	12/17/25	Goldman Sachs International	(3,241)
USD	1,357,617	CZK	28,069,547	12/17/25	HSBC Bank PLC	(526)
USD	1,497,378	CZK	31,238,294	12/17/25	Merrill Lynch International	(14,085)
USD	932,072	EUR	787,000	10/02/25	Barclays Bank PLC	7,347
USD	5,531,006	EUR	4,708,590	11/04/25	Barclays Bank PLC	(12,635)
USD	97,378	EUR	81,830	12/17/25	Barclays Bank PLC	807
USD	1,160,251	EUR	981,918	12/17/25	BNP Paribas S.A.	1,447
USD	104,000	EUR	88,359	10/30/25	Citibank N.A.	2
USD	35,076,568	EUR	29,696,053	12/17/25	Citibank N.A.	30,980
USD	184,761	EUR	157,000	12/17/25	Credit Agricole CIB	(522)
USD	8,421,071	EUR	7,122,000	10/31/25	Deutsche Bank AG	37,991
USD	19,575,121	EUR	16,619,000	12/17/25	Deutsche Bank AG	(37,674)
USD	30,293,270	EUR	25,682,837	12/15/25	Goldman Sachs & Co.	(12,766)
USD	1,184,080	EUR	1,000,000	12/15/25	Goldman Sachs & Co.	4,069
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	427,020	EUR	363,942	12/17/25	Goldman Sachs International	$(2,483)
USD	5,116,237	EUR	4,374,590	10/02/25	JPMorgan Chase Bank N.A.	(23,905)
USD	17,350,200	EUR	14,683,762	10/30/25	JPMorgan Chase Bank N.A.	67,457
USD	1,118,244	EUR	939,423	12/17/25	Merrill Lynch International	9,590
USD	2,282,069	EUR	1,947,000	10/07/25	Natwest Markets PLC	(6,356)
USD	351,000	EUR	298,787	10/30/25	Standard Chartered Bank	(671)
USD	90,380	EUR	77,000	10/31/25	Standard Chartered Bank	(254)
USD	225,303	EUR	192,000	12/17/25	State Street Bank and Trust	(1,285)
USD	1,918,703	GBP	1,427,000	10/02/25	Barclays Bank PLC	(2,396)
USD	4,099,258	GBP	3,018,822	12/15/25	Goldman Sachs & Co.	34,750
USD	994,071	GBP	735,000	12/17/25	Goldman Sachs International	4,484
USD	1,919,362	GBP	1,427,000	11/04/25	JPMorgan Chase Bank N.A.	(2,075)
USD	1,691,295	GBP	1,254,000	10/07/25	Standard Chartered Bank	3,046
USD	2,762,865	GBP	2,041,000	10/31/25	Westpac Banking Corp.	14,727
USD	61,975	HUF	20,900,000	12/17/25	Barclays Bank PLC	(777)
USD	56,507	IDR	953,000,000	12/17/25	Bank of America, N.A.	(636)
USD	6,561,939	IDR	108,354,674,992	12/17/25	BNP Paribas S.A.	64,838
USD	2,698,006	IDR	44,531,942,199	12/17/25	Citibank N.A.	27,807
USD	473,604	IDR	7,836,727,854	12/17/25	Goldman Sachs International	3,703
USD	1,326,174	INR	117,325,777	12/17/25	BNP Paribas S.A.	10,427
USD	902,512	JPY	135,178,247	10/02/25	Bank of America, N.A.	(12,803)
USD	1,228,153	JPY	183,350,961	10/02/25	Morgan Stanley and Co. International PLC	(13,347)
USD	1,385,206	JPY	204,400,000	10/07/25	Standard Chartered Bank	446
USD	382,953	KRW	534,346,067	10/10/25	JPMorgan Chase Bank N.A.	1,979
USD	2,282,665	MXN	42,487,722	12/17/25	Citibank N.A.	(16,131)
USD	85,673	MXN	1,584,507	12/17/25	Goldman Sachs International	(57)
USD	2,084,889	MXN	39,238,132	12/17/25	HSBC Bank PLC	(38,088)
USD	923,670	MYR	3,882,000	12/17/25	BNP Paribas S.A.	(1,218)
USD	1,947,500	MYR	8,169,142	12/17/25	Standard Chartered Bank	1,199
USD	1,343,809	MYR	5,644,972	12/17/25	Standard Chartered Bank	(1,107)
USD	1,828,948	NOK	18,360,000	10/07/25	Barclays Bank PLC	(11,209)
USD	4,522	NOK	45,129	11/04/25	Barclays Bank PLC	(1)
USD	56,372	NOK	567,134	10/02/25	Morgan Stanley and Co. International PLC	(468)
USD	52,450	NOK	523,390	11/04/25	Morgan Stanley and Co. International PLC	(17)
USD	2,252,506	PEN	7,967,281	12/17/25	Bank of America, N.A.	(41,794)
USD	8,317,404	PEN	29,115,202	12/17/25	Citibank N.A.	(66,764)
USD	145,047	PEN	510,000	12/17/25	Standard Chartered Bank	(1,815)
USD	10,273	PHP	600,000	12/17/25	Bank of America, N.A.	(13)
USD	982,322	PHP	56,222,230	12/17/25	BNP Paribas S.A.	18,444
USD	1,378,586	PHP	80,302,632	12/17/25	Citibank N.A.	1,872
USD	397,311	PHP	22,725,000	12/17/25	Deutsche Bank AG	7,712
USD	1,787,450	PHP	102,024,061	12/17/25	Goldman Sachs International	38,342
USD	1,153,811	PHP	66,145,666	12/17/25	HSBC Bank PLC	19,805
152See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	555,124	PLN	2,029,764	10/15/25	Barclays Bank PLC	$(4,270)
USD	21,852	PLN	79,166	12/17/25	Goldman Sachs International	58
USD	365,822	PLN	1,344,328	10/15/25	JPMorgan Chase Bank N.A.	(4,669)
USD	18,335	RON	80,000	12/17/25	Barclays Bank PLC	(91)
USD	941,917	SEK	8,840,000	10/07/25	Natwest Markets PLC	1,682
USD	2,571,664	SGD	3,286,561	10/02/25	Morgan Stanley and Co. International PLC	22,361
USD	508,097	THB	16,033,000	12/17/25	Barclays Bank PLC	10,296
USD	213,353	THB	6,730,000	12/17/25	Citibank N.A.	4,396
USD	5,495,251	THB	172,889,456	12/17/25	Standard Chartered Bank	127,292
USD	2,811,735	UGX	10,023,834,129	12/17/25	Standard Chartered Bank	(33,704)
USD	626,200	UYU	25,348,556	11/07/25	Citibank N.A.	(6,881)
USD	1,119,857	UYU	45,354,197	11/12/25	Citibank N.A.	(12,300)
USD	723,089	UYU	29,350,200	12/17/25	Citibank N.A.	(6,652)
USD	76,007	UYU	3,075,000	12/17/25	Deutsche Bank AG	(448)
USD	368,041	UYU	14,887,247	11/07/25	HSBC Bank PLC	(3,769)
USD	273,008	ZAR	4,770,000	11/20/25	Bank of America, N.A.	(2,527)
USD	222,329	ZAR	3,914,682	11/20/25	Barclays Bank PLC	(3,799)
USD	227,171	ZAR	3,993,000	12/17/25	Barclays Bank PLC	(3,020)
USD	358,486	ZAR	6,279,985	11/20/25	Deutsche Bank AG	(4,271)
USD	573,625	ZAR	10,000,000	12/17/25	Goldman Sachs International	(2,862)
USD	2,295,016	ZAR	40,001,335	12/17/25	HSBC Bank PLC	(11,009)
USD	319,966	ZAR	5,613,802	11/20/25	JPMorgan Chase Bank N.A.	(4,310)
USD	8,451,853	ZAR	148,653,260	12/17/25	Standard Chartered Bank	(117,812)
USD	290,375	ZMW	7,110,000	11/13/25	Citibank N.A.	(2,555)
UYU	25,348,556	USD	628,139	11/07/25	Citibank N.A.	4,942
UYU	45,354,196	USD	1,126,393	11/12/25	Citibank N.A.	5,764
UYU	29,350,200	USD	722,555	12/17/25	Citibank N.A.	7,186
UYU	14,887,247	USD	368,606	11/07/25	HSBC Bank PLC	3,204
ZAR	3,238,000	USD	186,538	11/20/25	Morgan Stanley and Co. International PLC	502
ZMW	7,110,000	USD	256,796	11/13/25	Standard Chartered Bank	36,135
						$229,454
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
234	10-Year Australian Bond Futures	Dec 2025	$17,578,966	$(27,227)
217	10-Year Canadian Bond Futures	Dec 2025	19,098,620	423,770
50	Euro BTP	Dec 2025	7,040,599	4,567
57	Long Gilt Futures	Dec 2025	6,970,722	10,045
72	U.S. Treasury Note 10-Year	Dec 2025	8,100,000	(36,844)
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
63	U.S. Treasury Note 2-Year	Dec 2025	$13,129,102	$(1,787)
240	U.S. Treasury Note 5-Year	Dec 2025	26,206,875	80,331
538	U.S. Ultra 10-Year	Dec 2025	61,912,031	428,839
107	U.S. Ultra Bond	Dec 2025	12,846,688	288,431
				$1,170,125
Sales
34	30 -Year Euro BUXL Bond	Dec 2025	$4,573,475	$(103,408)
30	Euro BOBL	Dec 2025	4,152,802	(1,290)
119	Euro BTP	Dec 2025	16,756,625	(93,733)
44	Euro BUND	Dec 2025	6,647,068	(35,770)
106	Euro OAT	Dec 2025	15,114,139	(96,848)
117	Euro SCHATZ	Dec 2025	14,707,073	11,566
37	U.S. Long Bond	Dec 2025	4,313,969	(20,368)
242	U.S. Treasury Note 2-Year	Dec 2025	50,432,422	30,858
204	U.S. Treasury Note 5-Year	Dec 2025	22,275,844	9,909
				$(299,084)
Reverse Repurchase Agreements *
Face Value	Description	Value ($)
(313,201)
Barclays Reverse Repurchase Agreement, 3.90%, dated 09/18/25, (Collateral: Republic of Kenya Government International Bonds, Reg S,
6.30%, due 01/23/34, valued at $308,879), to be repurchased on demand at face value plus accrued interest.**
(313,201)
* Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.
** Average balance outstanding is $(313,250). Average interest rate (net) is (4.00)%. Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
13.43%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	$ —	BRL	(13,295,061)	$10,452	$10,452
13.44%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	—	BRL	(13,294,007)	10,981	10,981
						$ —			$21,433	$21,433
154See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	3.25%	Annual	06/18/30	$226,712	USD	32,500,000	$169,803	$(56,909)
12-Month SOFR	Annual	3.25%	Annual	06/18/35	834,788	USD	22,600,000	724,986	(109,801)
12-Month SOFR	Annual	3.25%	Annual	06/18/55	497,512	USD	4,200,000	506,272	8,760
3.75%	Annual	12-Month SONIA	Annual	09/17/30	(70,447)	GBP	13,600,000	(73,195)	(2,748)
7.27%	Monthly	1-Month TIIE	Monthly	12/11/30	—	MXN	37,547,259	(4,604)	(4,604)
3-Month KSDA	Quarterly	2.63%	Quarterly	12/17/35	599	KRW	9,752,000,000	95,139	94,540
2.39%	Quarterly	3-Month KSDA	Quarterly	12/17/28	(595)	KRW	27,449,100,000	(85,548)	(84,953)
4.00%	Semi-Annual	6-Month BBSW	Semi-Annual	06/18/30	118,201	AUD	15,900,000	53,980	(64,221)
4.80%	Semi-Annual	6-Month CLICP	Semi-Annual	12/17/30	—	CLP	3,229,800,000	(6,611)	(6,611)
5.45%	Semi-Annual	6-Month MIBOR	Semi-Annual	12/17/27	360	INR	987,420,000	(4,333)	(4,693)
5.72%	Semi-Annual	6-Month MIBOR	Semi-Annual	12/17/30	464	INR	438,070,000	(7,729)	(8,192)
3.84%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	—	CZK	58,000,000	(13,981)	(13,981)
3.87%	Annual	6-Month PRIBOR	Semi-Annual	12/17/30	135	CZK	75,270,000	(13,490)	(13,625)
6-Month WIBOR	Semi-Annual	3.96%	Annual	12/17/27	(462)	PLN	16,730,000	2,827	3,289
1.64%	Quarterly	7-Day CNRR	Quarterly	12/17/30	2,309	CNY	79,430,000	(13,369)	(15,679)
1.68%	Quarterly	7-Day CNRR	Quarterly	12/17/30	—	CNY	19,085,378	1,989	1,989
4.25%	Semi-Annual	BRL-CDI	Semi-Annual	03/18/36	8,975	AUD	3,400,000	(16,406)	(25,381)
13.29%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	15,000,000	(1,438)	(1,438)
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,600,000	1,084	1,084
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	2,900,000	(1,952)	(1,952)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	22,700,000	(15,100)	(15,100)
									$(320,226)
OTC— Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
5,100,000	USD	12/20/30	Barclays Bank PLC	1.00%	Quarterly	Republic of Turkiye, 7.25%, 05/29/32 (Moody's rating: Ba3)	$4,591	$(360,333)	$(355,742)
Total OTC Credit Default Swap							$4,591	$(360,333)	$(355,742)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,070,526	EUR	06/20/30	(5.00%)	Quarterly	iTraxx Europe Crossover S43	$(19,894)	$(115,567)	$(135,461)
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Centrally Cleared Credit Default Swaps—continued
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
900,000	USD	06/20/30	1.00%	Quarterly	CDX.EM.S43**	$4,540	$(18,450)	$(13,910)
11,000,000	USD	12/20/30	1.00%	Quarterly	CDX.EM.S44**	1,248	(242,295)	(241,047)
265,000	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44***	4,498	16,308	20,807
21,425,000	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44***	305,218	1,379,337	1,684,555
15,300,000	USD	12/20/30	5.00%	Quarterly	CDX.NA.HY.S45***	(3,699)	1,164,653	1,160,954
8,100,000	USD	12/20/30	1.00%	Quarterly	CDX.NA.IG.S45****	2,500	180,493	182,993
15,950,000	EUR	12/20/30	5.00%	Quarterly	iTraxx Europe Crossover S43	15,354	1,978,615	1,993,969
Total Sell Protection						$329,660
Total Centrally Cleared Credit Default Swaps						$309,766
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	IBXXLLTR	JPMorgan Chase Bank N.A.	09/22/25	Quarterly	$(1)	$(3,400,000)	$133,166	$133,167

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

****
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $403,544 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
156See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Currency Abbreviations
ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
SEK	—	Sweden Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Abbreviations
CDI	—	CREST Depository Interest
CLICP	—	Chilean Average Chamber Index
CLO	—	Collateralized Loan Obligation
CMS	—	Constant Maturity Swap
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
ETF	—	Exchange-traded fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
KSDA	—	South Korea Three Month Interbank Rate
LIBOR	—	London Interbank Offered Rate
MIBOR	—	Mumbai Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
WIBOR	—	Warsaw Interbank Offer Rate
158See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	38.9
Bank Loans	18.1
Sovereign Debt Obligations	16.0
Asset Backed Securities	9.5
Mortgage Backed Securities - U.S. Government Agency Obligations	7.5
Mortgage Backed Securities - Private Issuers	5.3
U.S. Government and Agency Obligations	5.0
Convertible Debt	1.1
Investment Companies	0.9
Common Stocks	0.6
Preferred Stocks	0.2
Futures Contracts	0.0*
Municipal Obligation	0.0*
Centrally Cleared Credit Default Swaps	0.0*
Forward Foreign Currency Contracts	0.0*
OTC Total Return Swap	0.0
OTC Interest Rate Swaps	0.0*
Reverse Repurchase Agreement	0.0*
Centrally Cleared Interest Rate Swaps	0.0*
OTC Credit Default Swap	0.0*
Short-Term Investments	7.6
Other Assets and Liabilities (net)	(10.7)
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2025 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 98.2%
	Asset Backed Securities — 21.3%
23,008	Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, due 07/15/27	23,012
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/16/30	258,757
150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	152,176
135,000	American Express Credit Account Master Trust, Series 2025-2, Class A, 4.28%, due 04/15/30	136,395
100,000	American Express Credit Account Master Trust, Series 2025-4, Class A, 4.30%, due 07/15/30	101,159
25,686	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, due 02/18/28	25,721
200,000	Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, 5.49% (1 mo. USD Term SOFR + 1.35%), due 01/20/43(b) 144A	200,316
100,000	AREIT Ltd., Series 2025-CRE10, Class A, 5.53% (1 mo. USD Term SOFR + 1.39%), due 12/17/29(b) 144A	100,060
250,000	Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 5.34% (3 mo. USD Term SOFR + 1.15%), due 04/20/34(b) 144A	250,121
250,000	Bain Capital Credit CLO Ltd., Series 2024-1A, Class A1, 5.87% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	250,959
250,000	Barings CLO Ltd., Series 2024-1A, Class A, 5.96% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	250,631
250,000	Basswood Park CLO Ltd., Series 2021-1A, Class AR, 5.05% (3 mo. USD Term SOFR + 1.03%), due 04/20/34(b) 144A	250,239
250,000	Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 5.75% (3 mo. USD Term SOFR + 1.43%), due 10/15/34(b) 144A	250,402
250,000	Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 5.50% (3 mo. USD Term SOFR + 1.18%), due 01/25/38(b) 144A	250,003
250,000	Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.32% (3 mo. USD Term SOFR + 1.00%), due 01/15/35(b) 144A	250,065
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	61,417
180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	180,313
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	102,309
250,000	CIFC Funding Ltd., Series 2022-4A, Class AR, 5.37% (3 mo. USD Term SOFR + 1.09%), due 07/16/35(b) 144A	250,066
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	99,906
61,376	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	61,403
100,000	Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, due 08/22/30 144A	100,789
160,000	DLLAA LLC, Series 2025-1A, Class A3, 4.95%, due 09/20/29 144A	163,184
232,188	Dryden 53 CLO Ltd., Series 2017-53A, Class AR, 5.30% (3 mo. USD Term SOFR + 1.00%), due 01/15/31(b) 144A	232,365
250,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 5.41% (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b) 144A	250,228
250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 5.72% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	251,044
58,856	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	59,143
150,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A3, 4.98%, due 08/21/28 144A	152,366
100,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53%, due 03/15/28	100,127
100,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39%, due 09/17/29	100,436
209,443	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	208,469
100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	100,676
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	253,061
160See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	75,217
250,000	Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.28% (3 mo. USD Term SOFR + 0.95%), due 04/22/34(b) 144A	250,064
100,000	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.52% (1 mo. USD Term SOFR + 1.39%), due 08/19/42(b) 144A	100,029
75,000	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	75,528
100,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	100,206
115,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, due 02/21/28	116,077
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	278,043
150,366	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	152,125
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	101,981
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, due 03/16/29	121,139
250,000	GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.30% (3 mo. USD Term SOFR + 0.97%), due 04/20/34(b) 144A	249,855
60,293	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	61,574
68,714	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	69,492
100,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	100,729
215,000	Hyundai Auto Lease Securitization Trust, Series 2024-C, Class A3, 4.62%, due 04/17/28 144A	216,494
95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	95,765
300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 5.90% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	300,788
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	357,739
45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	45,504
100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	101,706
105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	105,267
100,000	John Deere Owner Trust, Series 2025-A, Class A4, 4.42%, due 02/17/32	101,227
31,980	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	31,972
265,000	Kubota Credit Owner Trust, Series 2025-2A, Class A3, 4.42%, due 09/17/29 144A	267,907
45,435	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, due 10/15/30 144A	45,502
100,000	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.53% (1 mo. USD Term SOFR + 1.39%), due 08/17/42(b) 144A	100,248
60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	60,781
100,000	MF1 LLC, Series 2025-FL17, Class A, 5.46% (1 mo. USD Term SOFR + 1.32%), due 02/18/40(b) 144A	100,127
90,752	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	92,776
191,011	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	191,258
295,421	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, due 05/15/69 144A	281,042
182,031	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	171,231
313,690	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	294,647
77,723	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	73,600
69,287	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	71,223
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
119,436	Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, due 12/15/59 144A	117,453
400,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 2021-41A, Class AR, 5.35% (3 mo. USD Term SOFR + 1.05%), due 04/15/34(b) 144A	400,194
250,000	Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class AR, 5.27% (3 mo. USD Term SOFR + 0.95%), due 07/16/36(b) 144A	250,065
250,000	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class BR, 5.77% (3 mo. USD Term SOFR + 1.45%), due 07/17/36(b) 144A	250,050
100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	100,732
250,000	OZLM XV Ltd., Series 2016-15A, Class A1R3, 5.33% (3 mo. USD Term SOFR + 1.05%), due 04/20/33(b) 144A	250,309
208,318	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 5.32% (3 mo. USD Term SOFR + 1.00%), due 01/15/33(b) 144A	208,482
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	223,307
143,559	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	144,891
47,319	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	47,394
21,867	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, due 09/15/27	21,876
100,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	100,652
50,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, due 01/16/29	50,233
100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 03/17/31	100,990
61,254	Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71%, due 06/15/28	61,374
100,000	Santander Drive Auto Receivables Trust, Series 2025-3, Class A2, 4.63%, due 10/16/28	100,331
50,000	Santander Drive Auto Receivables Trust, Series 2025-3, Class B, 4.49%, due 09/15/31	50,333
190,547	SMB Private Education Loan Trust, Series 2022-B, Class A1A, 3.94%, due 02/16/55 144A	186,497
96,095	SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13%, due 04/15/54 144A	97,948
100,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, due 02/27/34 144A	101,212
46,622	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, due 02/15/47 144A	40,953
250,000	Southwick Park CLO LLC, Series 2019-4A, Class A1RR, 5.33% (3 mo. USD Term SOFR + 1.00%), due 07/20/32(b) 144A	250,123
100,000	STAR Trust, Series 2025-SFR6, Class A, 5.55% (1 mo. USD Term SOFR + 1.40%), due 08/17/42(b) 144A	100,266
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	254,702
245,000	Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, due 07/15/30	249,166
24,594	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26 144A	24,618
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	252,448
100,000	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	100,685
150,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.96%, due 11/20/28 144A	150,232
170,000	Verizon Master Trust, Series 2023-4, Class B, 4.57%, due 06/20/29	170,334
190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	191,666
75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,834
135,000	Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, due 03/20/30	136,201
250,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	251,198
100,000	Volvo Financial Equipment LLC, Series 2025-1A, Class A3, 4.46%, due 05/15/29 144A	100,810
100,000	Volvo Financial Equipment LLC, Series 2025-2A, Class A3, 3.99%, due 12/17/29 144A	99,518
155,000	WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, due 05/15/30	156,781
100,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, due 04/17/28	100,785
162See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
100,000	World Omni Select Auto Trust, Series 2025-A, Class A3, 4.08%, due 08/15/31	99,894
		16,106,718
	Bank Loans — 2.4%
200,000	Allied Universal Holdco LLC, 2025 USD Term Loan B, 7.51% (1 mo. USD Term SOFR + 3.25%), due 08/20/32(b)	200,920
50,000	APi Group DE, Inc., 2025 Term Loan, 5.91% (1 mo. USD Term SOFR + 1.75%), due 01/03/29(b)	50,020
99,749	Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 5.89% (1 mo. USD Term SOFR + 1.75%), due 06/24/30(b)	99,924
100,000	Chart Industries, Inc., 2024 Term Loan B TBD, due 03/15/30(c)	100,687
100,000	CommScope, Inc., 2024 Term Loan TBD, due 12/17/29(c)	101,300
146,660	Elanco Animal Health, Inc., Term Loan B, 6.13% (1 mo. USD Term SOFR + 1.75%), due 08/01/27(b)	146,660
79,904	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 6.91% (1 mo. USD Term SOFR + 2.75%), due 10/09/29(b)	79,994
99,748	IMA Financial Group, Inc., Term Loan, 7.16% (1 mo. USD Term SOFR + 3.00%), due 11/01/28(b)	99,888
99,750	Medline Borrower LP, 2025 Term Loan B, 6.16% (1 mo. USD Term SOFR + 2.00%), due 10/23/28(b)	99,857
97,959	Polaris Newco LLC, USD Term Loan B, 8.32% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(b)	94,627
49,874	Primo Brands Corp., 2025 Term Loan B, 6.25% (3 mo. USD Term SOFR + 2.25%), due 03/31/28(b)	49,923
43,248	Proampac PG Borrower LLC, 2024 Term Loan, 8.19% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	43,446
55,006	Proampac PG Borrower LLC, 2024 Term Loan, 8.32% (1 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	55,258
98,260	Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, 6.75% (3 mo. USD Term SOFR + 2.75%), due 11/22/29(b)	98,516
199,498	Tempo Acquisition LLC, 2025 Repriced Term Loan B, 5.91% (1 mo. USD Term SOFR + 1.75%), due 08/31/28(b)	195,570
65,476	Titan Acquisition Ltd., 2024 Term Loan B, 7.59% (6 mo. USD Term SOFR + 3.75%), due 02/15/29(b)	65,681
65,146	Titan Acquisition Ltd., 2024 Term Loan B, 7.92% (1 mo. USD Term SOFR + 3.75%), due 02/15/29(b)	65,349
97,256	TransDigm, Inc., 2023 Term Loan J, 6.50% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	97,285
97,496	UKG, Inc., 2024 Term Loan B, 6.81% (3 mo. USD Term SOFR + 2.50%), due 02/10/31(b)	97,550
		1,842,455
	Corporate Debt — 42.0%
18,000	3M Co., 4.80%, due 03/15/30	18,413
10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,650
23,000	AbbVie, Inc., 4.80%, due 03/15/29	23,526
72,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	72,642
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, due 04/01/28	152,354
64,000	AES Corp., 5.45%, due 06/01/28(d)	65,565
27,000	AGCO Corp., 5.45%, due 03/21/27	27,403
73,000	Air Products & Chemicals, Inc., 4.30%, due 06/11/28	73,687
73,000	Alabama Power Co., 3.75%, due 09/01/27	72,890
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
86,000	Albemarle Corp., 4.65%, due 06/01/27	86,128
70,000	Alimentation Couche-Tard, Inc., 4.15%, due 09/29/28 144A	70,025
20,000	Alphabet, Inc., 1.10%, due 08/15/30	17,523
50,000	Amcor Flexibles North America, Inc., 4.80%, due 03/17/28	50,577
60,000	Ameren Corp., 5.70%, due 12/01/26	60,960
74,000	Ameren Illinois Co., 3.80%, due 05/15/28	73,759
119,658	American Airlines Pass-Through Trust, 3.00%, due 04/15/30	115,195
121,400	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	117,694
89,684	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	85,114
37,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	38,165
80,000	American Express Co., 4.35% (SOFR + 0.81%), due 07/20/29(b)	80,484
100,000	American Express Co., 4.73% (SOFR + 1.26%), due 04/25/29(b)	101,612
59,000	American Express Co., 5.10% (SOFR + 1.00%), due 02/16/28(b)	59,799
15,000	American Express Co., 5.28% (SOFR + 1.28%), due 07/27/29(b)	15,474
47,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	47,459
20,000	American Express Co., 5.65% (SOFR + 0.75%), due 04/23/27(b)	20,158
55,000	American Homes 4 Rent LP, 4.25%, due 02/15/28	54,879
38,000	American Honda Finance Corp., 1.30%, due 09/09/26	37,071
10,000	American Honda Finance Corp., 4.40%, due 10/05/26	10,033
29,000	American Honda Finance Corp., 4.45%, due 10/22/27	29,259
200,000	American Tower Corp., 2.75%, due 01/15/27	196,538
79,000	American Tower Corp., 3.65%, due 03/15/27	78,444
5,000	American Tower Corp., 5.25%, due 07/15/28	5,144
5,000	American Tower Corp., 5.50%, due 03/15/28	5,155
153,000	Amgen, Inc., 5.15%, due 03/02/28	156,595
73,000	Amphenol Corp., 4.38%, due 06/12/28	73,672
79,000	Analog Devices, Inc., 4.25%, due 06/15/28	79,571
28,000	Aon North America, Inc., 5.13%, due 03/01/27	28,401
75,000	Arthur J Gallagher & Co., 4.60%, due 12/15/27	75,767
21,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	21,446
100,000	Aspen Insurance Holdings Ltd., 5.75%, due 07/01/30	104,752
75,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	75,877
38,000	AT&T, Inc., 1.70%, due 03/25/26	37,559
250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	255,787
100,000	Aviation Capital Group LLC, 4.75%, due 04/14/27 144A	100,497
17,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	16,348
50,000	Avolon Holdings Funding Ltd., 2.75%, due 02/21/28 144A	48,031
200,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	206,036
63,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	61,520
136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	134,243
13,000	Bank of America Corp., 1.20% (SOFR + 1.01%), due 10/24/26(b)	12,975
64,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	62,729
241,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	228,324
65,000	Bank of America Corp., 2.55% (SOFR + 1.05%), due 02/04/28(b)	63,670
18,000	Bank of America Corp., 3.19% (3 mo. USD Term SOFR + 1.44%), due 07/23/30(b)	17,343
75,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	73,869
54,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	53,659
45,000	Bank of America Corp., 3.97% (3 mo. USD Term SOFR + 1.33%), due 03/05/29(b)	44,788
36,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	36,136
164See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
250,000	Bank of America Corp., 4.98% (SOFR + 0.83%), due 01/24/29(b)	254,666
300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	305,026
55,000	Bank of Montreal, 4.06% (SOFR + 0.75%), due 09/22/28(b)(d)	54,942
250,000	Bank of New York Mellon, 4.73% (SOFR + 1.14%), due 04/20/29(b)	254,158
63,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	63,314
15,000	Bank of Nova Scotia, 4.04% (SOFR + 0.76%), due 09/15/28(b)	14,973
185,000	Bank of Nova Scotia, 4.40% (SOFR + 1.00%), due 09/08/28(b)	186,039
200,000	Barclays PLC, 4.48% (SOFR + 1.08%), due 11/11/29(b)	200,389
64,000	Becton Dickinson & Co., 4.69%, due 02/13/28	64,819
36,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	36,447
145,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	146,990
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	27,355
22,000	BMW U.S. Capital LLC, 4.15%, due 08/11/27 144A	22,032
14,000	BMW U.S. Capital LLC, 4.50%, due 08/11/30 144A	14,025
250,000	BNP Paribas SA, 4.79% (SOFR + 1.45%), due 05/09/29(b) 144A	252,396
50,000	Boeing Co., 6.26%, due 05/01/27	51,466
200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	196,276
17,000	BorgWarner, Inc., 4.95%, due 08/15/29	17,365
150,000	Boston Properties LP, 2.75%, due 10/01/26	147,651
46,182	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	44,543
100,000	Brixmor Operating Partnership LP, 4.13%, due 05/15/29	99,178
32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,866
111,000	Broadcom, Inc., 4.15%, due 02/15/28	111,312
78,000	Broadcom, Inc., 4.80%, due 04/15/28	79,450
200,000	Broadcom, Inc., 5.05%, due 07/12/29	206,062
200,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	201,503
193,000	Brown & Brown, Inc., 4.70%, due 06/23/28	194,947
62,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	62,282
200,000	CaixaBank SA, 4.63% (SOFR + 1.14%), due 07/03/29(b) 144A	201,448
13,000	Canadian Imperial Bank of Commerce, 4.86% (SOFR + 1.03%), due 03/30/29(b)	13,205
180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28	184,172
81,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	78,933
59,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)(d)	60,514
35,000	Capital One Financial Corp., 5.70% (SOFR + 1.91%), due 02/01/30(b)	36,346
23,000	Capital Power U.S. Holdings, Inc., 5.26%, due 06/01/28 144A	23,446
61,000	Cardinal Health, Inc., 4.70%, due 11/15/26	61,444
10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	10,258
41,000	Cardinal Health, Inc., 5.13%, due 02/15/29	42,187
15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,937
60,000	Caterpillar Financial Services Corp., 4.40%, due 03/03/28	60,653
15,000	Caterpillar Financial Services Corp., 4.80%, due 01/08/30	15,473
100,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	101,802
27,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	27,641
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,344
30,000	Chevron USA, Inc., 4.05%, due 08/13/28	30,159
14,000	Chevron USA, Inc., 4.30%, due 10/15/30	14,083
18,000	Chevron USA, Inc., 4.69%, due 04/15/30(d)	18,430
20,000	Cigna Group, 2.38%, due 03/15/31	17,999
65,000	Cigna Group, 4.50%, due 09/15/30	65,214
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
76,000	Cisco Systems, Inc., 4.55%, due 02/24/28	77,188
31,000	Cisco Systems, Inc., 4.75%, due 02/24/30	31,821
30,000	Citigroup, Inc., 2.57% (SOFR + 2.11%), due 06/03/31(b)	27,609
250,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	246,700
150,000	Citigroup, Inc., 4.64% (SOFR + 1.14%), due 05/07/28(b)	151,061
5,000	Citigroup, Inc., 4.79% (SOFR + 0.87%), due 03/04/29(b)	5,065
15,000	CME Group, Inc., 4.40%, due 03/15/30	15,177
15,000	CNO Global Funding, 4.38%, due 09/08/28 144A	15,015
31,000	Comcast Corp., 4.55%, due 01/15/29	31,411
100,000	Concentrix Corp., 6.65%, due 08/02/26	101,507
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,281
13,000	Consumers Energy Co., 4.50%, due 01/15/31	13,142
23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,591
250,000	Cooperatieve Rabobank UA, 4.66% (1 yr. CMT + 1.75%), due 08/22/28(b) 144A	252,188
61,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	60,501
20,000	Corebridge Global Funding, 4.25%, due 08/21/28 144A	20,020
250,000	Credit Agricole SA, 5.23% (SOFR + 1.13%), due 01/09/29(b) 144A	254,845
40,000	Crown Castle, Inc., 5.60%, due 06/01/29	41,581
4,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	3,990
175,000	CVS Health Corp., 1.30%, due 08/21/27	165,835
35,000	CVS Health Corp., 5.40%, due 06/01/29	36,201
140,000	Dell International LLC/EMC Corp., 4.15%, due 02/15/29(e)	139,696
5,000	Dell International LLC/EMC Corp., 4.50%, due 02/15/31(e)	4,990
72,000	Dell International LLC/EMC Corp., 4.75%, due 04/01/28	73,074
6,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30	6,148
25,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25 144A	24,970
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,455
72,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	73,064
115,000	Dominion Energy, Inc., 4.60%, due 05/15/28	116,198
185,000	DTE Energy Co., 4.88%, due 06/01/28	188,254
118,000	DTE Energy Co., 5.10%, due 03/01/29	120,956
125,000	Duke Energy Corp., 2.65%, due 09/01/26	123,517
93,826	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	90,328
37,000	Eastman Chemical Co., 5.00%, due 08/01/29	37,697
203,000	Ecolab, Inc., 4.30%, due 06/15/28	204,689
4,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	4,077
55,000	Eli Lilly & Co., 4.00%, due 10/15/28	55,108
169,000	Eli Lilly & Co., 4.55%, due 02/12/28	171,555
142,000	Enbridge, Inc., 4.60%, due 06/20/28	143,712
175,000	Energy Transfer LP, 5.55%, due 02/15/28	180,173
71,000	Enterprise Products Operating LLC, 4.30%, due 06/20/28	71,566
20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,520
125,000	Essential Utilities, Inc., 4.80%, due 08/15/27	126,455
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	188,755
80,000	Eversource Energy, 2.90%, due 03/01/27	78,599
16,000	Exelon Corp., 5.15%, due 03/15/29	16,466
200,000	Federation des Caisses Desjardins du Quebec, 4.57%, due 08/26/30 144A	201,183
22,000	FedEx Corp., 3.25%, due 04/01/26	21,894
62,000	Fiserv, Inc., 5.15%, due 03/15/27	62,838
166See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
59,000	Fiserv, Inc., 5.45%, due 03/02/28	60,670
200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	199,640
71,000	GATX Corp., 5.40%, due 03/15/27	72,060
100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	100,046
250,000	General Mills, Inc., 4.70%, due 01/30/27	252,034
64,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	64,089
60,000	General Motors Financial Co., Inc., 5.05%, due 04/04/28	60,981
28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26(d)	28,047
19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,108
10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,330
20,000	Georgia Power Co., 4.00%, due 10/01/28	20,005
19,000	Georgia Power Co., 5.00%, due 02/23/27	19,276
50,000	Gildan Activewear, Inc., 4.70%, due 10/07/30(e) 144A	49,945
16,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	16,426
13,000	GlaxoSmithKline Capital, Inc., 4.50%, due 04/15/30	13,162
100,000	GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	102,851
3,000	Goldman Sachs Bank USA, 5.41% (SOFR + 0.75%), due 05/21/27(b)	3,024
79,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	77,993
305,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	298,641
250,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	247,900
37,000	Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	37,934
17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	17,013
34,000	HCA, Inc., 5.88%, due 02/01/29	35,406
116,000	HEICO Corp., 5.25%, due 08/01/28	119,142
18,000	Hershey Co., 4.75%, due 02/24/30	18,441
20,000	Hewlett Packard Enterprise Co., 4.15%, due 09/15/28	19,982
98,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	98,559
30,000	Home Depot, Inc., 3.75%, due 09/15/28	29,899
43,000	Home Depot, Inc., 4.88%, due 06/25/27	43,727
63,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	61,660
28,000	Honda Motor Co. Ltd., 4.44%, due 07/08/28	28,170
200,000	HSBC Holdings PLC, 4.58% (3 mo. USD Term SOFR + 1.80%), due 06/19/29(b)	201,440
200,000	HSBC Holdings PLC, 5.13% (SOFR + 1.04%), due 11/19/28(b)	203,711
47,000	Humana, Inc., 5.75%, due 03/01/28	48,492
110,000	Hyatt Hotels Corp., 5.05%, due 03/30/28	111,817
35,000	Hyundai Capital America, 4.25%, due 09/18/28 144A	34,933
100,000	Hyundai Capital America, 4.88%, due 11/01/27 144A	101,140
12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,193
75,000	IDEX Corp., 4.95%, due 09/01/29	76,662
60,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	61,036
100,000	Ingersoll Rand, Inc., 5.40%, due 08/14/28	103,469
100,000	Jabil, Inc., 5.45%, due 02/01/29	103,222
15,000	Jackson National Life Global Funding, 4.55%, due 09/09/30 144A	15,027
21,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	21,444
30,000	Jersey Central Power & Light Co., 4.15%, due 01/15/29 144A	29,974
66,000	John Deere Capital Corp., 4.25%, due 06/05/28	66,566
59,000	Johnson & Johnson, 4.55%, due 03/01/28	60,182
279,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	271,993
38,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	37,460
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
65,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	61,690
74,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	72,855
75,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	74,020
150,000	JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	150,407
73,000	JPMorgan Chase & Co., 4.51% (SOFR + 0.86%), due 10/22/28(b)	73,644
150,000	JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), due 01/24/29(b)	152,727
150,000	JPMorgan Chase & Co., 4.98% (SOFR + 0.93%), due 07/22/28(b)	152,319
37,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)(d)	37,911
61,000	JPMorgan Chase & Co., 5.04% (SOFR + 1.19%), due 01/23/28(b)	61,702
81,000	JPMorgan Chase & Co., 5.57% (SOFR + 0.93%), due 04/22/28(b)	82,791
16,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	16,717
295,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	300,919
50,000	Keurig Dr. Pepper, Inc., 4.35%, due 05/15/28	49,994
49,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	47,740
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	100,324
49,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	49,333
10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	10,005
65,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	66,345
125,000	Lennox International, Inc., 5.50%, due 09/15/28	129,310
14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,449
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	203,029
305,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/07/27(b)	309,408
10,000	Lockheed Martin Corp., 4.15%, due 08/15/28	10,065
20,000	Lockheed Martin Corp., 4.40%, due 08/15/30	20,168
67,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	66,375
50,000	Lowe's Cos., Inc., 4.00%, due 10/15/28	49,901
150,000	LPL Holdings, Inc., 4.90%, due 04/03/28	151,658
100,000	LPL Holdings, Inc., 5.70%, due 05/20/27	101,937
25,000	Marriott International, Inc., 4.20%, due 07/15/27	25,087
50,000	Marriott International, Inc., 5.55%, due 10/15/28	51,941
222,000	Mars, Inc., 4.60%, due 03/01/28 144A	224,762
11,000	Mars, Inc., 4.80%, due 03/01/30 144A	11,211
25,000	McDonald's Corp., 4.40%, due 02/12/31	25,081
25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	25,327
175,000	Microchip Technology, Inc., 4.90%, due 03/15/28	177,606
255,000	Mitsubishi UFJ Financial Group, Inc., 2.34% (1 yr. CMT + 0.83%), due 01/19/28(b)	249,140
200,000	Mitsubishi UFJ Financial Group, Inc., 5.42% (1 yr. CMT + 1.38%), due 02/22/29(b)	205,770
125,000	Molex Electronic Technologies LLC, 4.75%, due 04/30/28 144A	126,282
12,000	Morgan Stanley, 0.99% (SOFR + 0.72%), due 12/10/26(b)	11,922
259,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	253,482
42,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	41,344
76,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	74,391
18,000	Morgan Stanley, 3.13%, due 07/27/26	17,872
40,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	39,658
43,000	Morgan Stanley, 4.99% (SOFR + 1.38%), due 04/12/29(b)	43,864
20,000	Morgan Stanley, 5.04% (SOFR + 1.22%), due 07/19/30(b)(d)	20,502
48,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	49,140
18,000	Morgan Stanley, 5.19% (SOFR + 1.51%), due 04/17/31(b)	18,593
27,000	Morgan Stanley, 5.23% (SOFR + 1.11%), due 01/15/31(b)	27,873
168See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Morgan Stanley, 5.66% (SOFR + 1.26%), due 04/18/30(b)	208,893
5,000	Morgan Stanley, 5.66% (SOFR + 1.76%), due 04/17/36(b)	5,278
350,000	Morgan Stanley Bank NA, 5.02% (SOFR + 0.91%), due 01/12/29(b)	356,347
61,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27(d)	61,255
15,000	National Rural Utilities Cooperative Finance Corp., 4.15%, due 08/25/28	15,046
13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,473
10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,166
64,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	62,260
52,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28(d)	49,169
85,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	85,867
71,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	72,258
37,000	NextEra Energy Capital Holdings, Inc., 5.05%, due 03/15/30	38,116
175,000	NiSource, Inc., 5.20%, due 07/01/29	180,579
155,000	Nordson Corp., 4.50%, due 12/15/29	155,943
8,000	Northrop Grumman Corp., 4.65%, due 07/15/30	8,141
15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,939
250,000	NTT Finance Corp., 4.62%, due 07/16/28 144A	252,512
28,000	Nucor Corp., 4.65%, due 06/01/30	28,452
71,000	Nutrien Ltd., 5.20%, due 06/21/27	72,166
50,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, due 08/19/28	50,083
200,000	OGE Energy Corp., 5.45%, due 05/15/29	207,864
36,000	ONE Gas, Inc., 5.10%, due 04/01/29	37,136
33,000	Oracle Corp., 1.65%, due 03/25/26	32,615
32,000	Oracle Corp., 2.65%, due 07/15/26	31,632
100,000	Oracle Corp., 4.45%, due 09/26/30	99,974
14,000	Oracle Corp., 4.80%, due 08/03/28	14,238
21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,004
21,000	PACCAR Financial Corp., 4.00%, due 08/08/28	21,064
26,000	PACCAR Financial Corp., 4.00%, due 09/26/29	25,999
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	150,426
29,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, due 03/30/29 144A	29,841
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	31,333
135,000	Pepsico Singapore Financing I Pte. Ltd., 4.82% (SOFR + 0.56%), due 02/16/27(b)	135,666
33,000	PepsiCo, Inc., 4.10%, due 01/15/29	33,131
30,000	PepsiCo, Inc., 4.30%, due 07/23/30	30,199
85,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	85,181
73,000	Philip Morris International, Inc., 4.13%, due 04/28/28	73,152
29,000	Philip Morris International, Inc., 4.88%, due 02/13/29	29,634
95,000	Pinnacle West Capital Corp., 4.90%, due 05/15/28	96,561
11,000	Pinnacle West Capital Corp., 5.15%, due 05/15/30	11,318
33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	32,702
100,000	PNC Financial Services Group, Inc., 5.30% (SOFR + 1.34%), due 01/21/28(b)	101,500
240,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	245,898
221,000	Private Export Funding Corp., 4.50%, due 02/07/27 144A	222,475
53,000	Prologis LP, 4.88%, due 06/15/28	54,228
66,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	68,351
125,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	131,044
121,000	Quanta Services, Inc., 4.30%, due 08/09/28	121,616
85,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	86,073
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
175,000	Regal Rexnord Corp., 6.05%, due 02/15/26	175,871
17,000	RELX Capital, Inc., 4.75%, due 03/27/30	17,358
45,000	RGA Global Funding, 4.35%, due 08/25/28 144A	45,073
53,000	Rio Tinto Finance USA PLC, 4.50%, due 03/14/28	53,599
36,000	Rogers Communications, Inc., 5.00%, due 02/15/29	36,696
171,000	Roper Technologies, Inc., 4.25%, due 09/15/28	171,842
8,000	Royal Bank of Canada, 4.50% (SOFR + 0.89%), due 08/06/29(b)	8,064
69,000	Royal Bank of Canada, 4.52% (SOFR + 0.86%), due 10/18/28(b)	69,590
34,000	Royal Bank of Canada, 4.72% (SOFR + 0.81%), due 03/27/28(b)	34,343
35,000	Royal Bank of Canada, 4.95%, due 02/01/29	35,984
150,000	Royal Bank of Canada, 4.97% (SOFR + 0.83%), due 01/24/29(b)	152,603
37,000	Royal Bank of Canada, 4.97% (SOFR + 1.10%), due 08/02/30(b)	37,877
30,000	RTX Corp., 3.50%, due 03/15/27	29,772
11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,269
71,000	Ryder System, Inc., 5.25%, due 06/01/28	72,959
21,000	S&P Global, Inc., 2.70%, due 03/01/29	20,069
7,000	Sempra, 5.40%, due 08/01/26	7,063
36,000	Sherwin-Williams Co., 4.30%, due 08/15/28	36,191
23,000	Sherwin-Williams Co., 4.50%, due 08/15/30	23,162
83,000	Smith & Nephew PLC, 5.15%, due 03/20/27	84,160
11,000	Solventum Corp., 5.40%, due 03/01/29	11,354
100,000	Sonoco Products Co., 4.60%, due 09/01/29	100,643
85,000	Southern California Edison Co., 3.65%, due 03/01/28	83,552
250,000	Southern California Gas Co., 2.95%, due 04/15/27	246,358
29,000	Southern Co., 5.50%, due 03/15/29	30,167
50,000	Southern Co. Gas Capital Corp., 4.05%, due 09/15/28	49,964
65,000	Southern Power Co., 4.25%, due 10/01/30	64,640
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26(d)	198,554
69,000	Sprint Capital Corp., 6.88%, due 11/15/28	74,233
250,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	250,994
46,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	47,818
65,000	Starbucks Corp., 4.50%, due 05/15/28	65,659
17,000	State Street Corp., 3.03% (SOFR + 1.49%), due 11/01/34(b)	15,965
67,000	State Street Corp., 4.53% (SOFR + 1.02%), due 02/20/29(b)	67,733
60,000	State Street Corp., 4.54%, due 02/28/28	60,783
61,000	Stryker Corp., 3.65%, due 03/07/28	60,469
76,000	Stryker Corp., 4.70%, due 02/10/28	77,125
60,000	Synopsys, Inc., 4.65%, due 04/01/28	60,682
125,000	Targa Resources Corp., 6.15%, due 03/01/29	131,757
82,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	78,191
9,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	8,740
36,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	36,697
73,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	73,234
48,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	48,707
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,384
234,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27	236,028
25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,405
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,488
170See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	17,778
66,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)(d)	62,208
37,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	38,292
35,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	37,917
220,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	214,353
13,000	U.S. Bancorp, 5.05% (SOFR + 1.06%), due 02/12/31(b)	13,337
15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	15,055
200,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(b) 144A	195,314
200,000	UBS Group AG, 4.15% (SOFR + 0.84%), due 12/23/29(b) 144A	199,576
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,842
86,681	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	83,850
111,329	United Airlines Pass-Through Trust, 3.75%, due 03/03/28	110,421
136,591	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	136,338
2,950	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	3,035
75,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	73,541
14,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	14,306
150,000	USAA Capital Corp., 4.38%, due 06/01/28 144A	151,494
100,000	Ventas Realty LP, 3.85%, due 04/01/27	99,653
300,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	287,754
60,000	Veralto Corp., 5.50%, due 09/18/26	60,747
125,000	VICI Properties LP, 4.75%, due 02/15/28	126,076
50,000	VICI Properties LP, 4.75%, due 04/01/28	50,548
125,000	Vistra Operations Co. LLC, 5.05%, due 12/30/26 144A	125,812
28,000	VMware LLC, 1.40%, due 08/15/26	27,384
70,000	VMware LLC, 3.90%, due 08/21/27	69,758
9,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	8,884
48,000	Waste Management, Inc., 4.95%, due 07/03/27	48,852
21,000	WEC Energy Group, Inc., 2.20%, due 12/15/28	19,809
14,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	14,016
105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	106,418
25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	23,676
299,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	296,370
79,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	78,302
45,000	Wells Fargo & Co., 4.08% (SOFR + 0.88%), due 09/15/29(b)	44,866
200,000	Wells Fargo & Co., 4.97% (SOFR + 1.37%), due 04/23/29(b)	203,837
53,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	54,938
25,000	Welltower OP LLC, 4.50%, due 07/01/30	25,246
54,000	Workday, Inc., 3.50%, due 04/01/27	53,543
85,000	Xcel Energy, Inc., 4.75%, due 03/21/28	86,079
20,000	Zimmer Biomet Holdings, Inc., 5.05%, due 02/19/30	20,574
16,000	Zoetis, Inc., 4.15%, due 08/17/28	16,057
		31,721,236
	Mortgage Backed Securities - Private Issuers — 5.6%
150,000	A&D Mortgage Trust, Series 2025-NQM4, Class A1, 5.23%, due 10/25/70(f) 144A	150,387
96,741	Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, due 06/25/70(g) 144A	97,643
100,000	BMP Trust, Series 2024-MF23, Class A, 5.52% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,238
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
137,722	BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.50%, due 02/25/65(g) 144A	138,907
97,997	BRAVO Residential Funding Trust, Series 2025-NQM8, Class A1, 5.08%, due 06/25/65(f) 144A	98,190
200,000	BRAVO Residential Funding Trust, Series 2025-NQM9, Class A1, 5.04%, due 09/25/65(f) 144A	200,488
156,032	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.11% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	155,978
53,316	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 4.95% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b) 144A	53,305
167,857	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.64% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	168,341
93,620	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 5.84% (1 mo. USD Term SOFR + 1.69%), due 08/15/39(b) 144A	93,929
76,042	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 5.79% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	76,237
95,828	BX Commercial Mortgage Trust, Series 2025-BCAT, Class A, 5.53% (1 mo. USD Term SOFR + 1.38%), due 08/15/42(b) 144A	96,056
169,066	BX Trust, Series 2021-RISE, Class A, 5.01% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	168,899
200,000	BX Trust, Series 2022-LBA6, Class A, 5.15% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,986
200,000	BX Trust, Series 2022-VAMF, Class A, 5.00% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	199,871
92,027	BX Trust, Series 2024-FNX, Class A, 5.59% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	92,263
86,538	BX Trust, Series 2024-PALM, Class A, 5.69% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	86,783
100,000	BX Trust, Series 2025-DIME, Class A, 5.30% (1 mo. USD Term SOFR + 1.15%), due 02/15/35(b) 144A	99,900
125,000	DK Trust, Series 2025-LXP, Class A, 5.74% (1 mo. USD Term SOFR + 1.59%), due 08/15/37(b) 144A	125,214
200,000	Extended Stay America Trust, Series 2025-ESH, Class A, 5.45% (1 mo. USD Term SOFR + 1.30%), due 10/15/42(b)(e) 144A	200,034
173,189	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 5.32% (1 mo. USD Term SOFR + 1.16%), due 04/15/38(b) 144A	173,211
48,184	JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1, 5.57%, due 09/25/65(g) 144A	48,627
13,004	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	12,894
100,000	JW Trust, Series 2024-BERY, Class A, 5.74% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,300
99,172	KIND Trust, Series 2021-KIND, Class A, 5.22% (1 mo. USD Term SOFR + 1.06%), due 08/15/38(b) 144A	98,838
200,000	MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class B, 5.95% (1 mo. USD Term SOFR + 1.80%), due 09/15/40(b) 144A	200,346
10,103	MHP Trust, Series 2022-MHIL, Class A, 4.96% (1 mo. USD Term SOFR + 0.81%), due 01/15/39(b) 144A	10,106
96,902	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, due 05/25/65(f) 144A	97,953
98,860	OBX Trust, Series 2025-NQM15, Class A1, 5.14%, due 07/27/65(f) 144A	99,321
100,000	ORL Trust, Series 2024-GLKS, Class A, 5.64% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	100,171
125,000	PRM5 Trust, Series 2025-PRM5, Class A, 4.62%, due 03/10/33(g) 144A	124,733
200,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 5.15% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,818
172See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
125,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.59% (1 mo. USD Term SOFR + 1.44%), due 02/15/42(b) 144A	124,528
88,366	THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, due 12/10/34(g) 144A	89,773
100,000	Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class A, 5.27%, due 03/15/38(g) 144A	100,456
		4,183,724
	Mortgage Backed Securities - U.S. Government Agency Obligations — 10.1%
275,535	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	270,045
91,347	Federal Home Loan Mortgage Corp., Pool # RC2071, 2.00%, due 06/01/36	84,859
93,150	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	90,875
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, Class A2, 2.85%, due 03/25/26	99,223
100,000	Federal Home Loan Mortgage Corp. REMICS, Series 5583, Class FA, 5.60%, (SOFR 30-day average + 1.25%), due 10/25/55(b)	100,122
159,941	Federal Home Loan Mortgage Corp. REMICS, Series 5483, Class FD, 5.66%, (SOFR 30-day average + 1.30%), due 12/25/54(b)	160,784
224,336	Federal Home Loan Mortgage Corp. REMICS, Series 5502, Class FH, 5.76%, (SOFR 30-day average + 1.40%), due 02/25/55(b)	226,156
313,045	Federal Home Loan Mortgage Corp. REMICS, Series 5410, Class DF, 5.81%, (SOFR 30-day average + 1.45%), due 05/25/54(b)	314,900
420,223	Federal Home Loan Mortgage Corp. REMICS, Series 5486, Class FA, 5.81%, (SOFR 30-day average + 1.45%), due 12/25/54(b)	422,048
127,310	Federal National Mortgage Association, Pool # AM9939, 2.85%, due 11/01/25	126,832
188,750	Federal National Mortgage Association, Pool # AN0293, 2.81%, due 11/01/25	188,015
128,059	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	127,392
220,000	Federal National Mortgage Association, Pool # AN2417, 2.12%, due 09/01/26	216,225
160,000	Federal National Mortgage Association, Pool # AN2855, 2.22%, due 09/01/26	157,385
92,666	Federal National Mortgage Association, Pool # AN3359, 2.65%, due 12/01/26	91,074
112,244	Federal National Mortgage Association, Pool # AN4048, 3.01%, due 12/01/26	110,984
141,549	Federal National Mortgage Association, Pool # AN5377, 3.02%, due 05/01/27	139,513
170,345	Federal National Mortgage Association, Pool # AN5688, 3.12%, due 06/01/27	167,652
191,754	Federal National Mortgage Association, Pool # AN7475, 3.06%, due 11/01/27	188,453
75,000	Federal National Mortgage Association, Pool # BL0240, 3.54%, due 11/01/25	74,762
189,436	Federal National Mortgage Association, Pool # BL0677, 3.50%, due 11/01/25	188,817
170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	169,035
165,000	Federal National Mortgage Association, Pool # BL2331, 2.91%, due 04/01/26	163,691
275,000	Federal National Mortgage Association, Pool # BL6406, 1.63%, due 05/01/27	265,229
302,361	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	294,864
319,434	Federal National Mortgage Association, Pool # BM4163, 3.23%, due 03/01/27(g)	316,782
6,691	Federal National Mortgage Association, Pool # BM7189, 3.03%, due 10/01/25(g)	6,671
230,000	Federal National Mortgage Association, Pool # BS3066, 1.39%, due 11/01/28	212,883
100,000	Federal National Mortgage Association, Pool # BS5008, 2.22%, due 03/01/27	97,643
99,710	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	99,157
162,773	Federal National Mortgage Association, Pool # MA4053, 2.50%, due 06/01/35	153,790
250,573	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 4.97%, (SOFR 30-day average + 0.61%), due 09/25/36(b)	249,527
292,341	Federal National Mortgage Association REMICS, Series 2024-103, Class FH, 5.61%, (SOFR 30-day average + 1.25%), due 01/25/55(b)	293,444
353,049	Federal National Mortgage Association REMICS, Series 2024-88, Class DF, 5.61%, (SOFR 30-day average + 1.25%), due 12/25/54(b)	354,398
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
239,271	Federal National Mortgage Association REMICS, Series 2024-15, Class FD, 5.71%, (SOFR 30-day average + 1.35%), due 04/25/54(b)	240,707
122,931	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	121,527
140,724	Federal National Mortgage Association-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26(g)	138,309
66,490	Federal National Mortgage Association-ACES, Series 2017-M13, Class A2, 3.03%, due 09/25/27(g)	65,282
89,648	Federal National Mortgage Association-ACES, Series 2017-M15, Class ATS2, 3.21%, due 11/25/27(g)	88,372
204,493	Federal National Mortgage Association-ACES, Series 2017-M8, Class A2, 3.06%, due 05/25/27(g)	201,561
245,000	Federal National Mortgage Association-ACES, Series 2025-M3, Class A2, 2.46%, due 12/25/26(g)	241,113
160,811	Government National Mortgage Association REMICS, Series 2020-H13, Class FC, 4.92%, (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	158,899
133,551	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 5.16%, (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	134,781
		7,613,781
	U.S. Government and Agency Obligations — 16.8%
1,024,800	U.S. Treasury Notes, 3.38%, due 09/15/28	1,017,875
2,708,600	U.S. Treasury Notes, 3.50%, due 09/30/27	2,702,887
250,000	U.S. Treasury Notes, 3.63%, due 08/31/29	249,438
18,400	U.S. Treasury Notes, 3.63%, due 09/30/30	18,307
960,000	U.S. Treasury Notes, 3.75%, due 06/30/27	961,800
500,000	U.S. Treasury Notes, 3.88%, due 06/15/28	503,340
1,615,000	U.S. Treasury Notes, 3.88%, due 07/15/28	1,625,662
1,000	U.S. Treasury Notes, 3.88%, due 06/30/30	1,006
500,000	U.S. Treasury Notes, 3.88%, due 07/31/30	503,086
83,400	U.S. Treasury Notes, 3.88%, due 09/30/32	83,133
300,000	U.S. Treasury Notes, 4.00%, due 02/28/30	303,527
2,350,000	U.S. Treasury Notes, 4.00%, due 03/31/30	2,377,264
196,000	U.S. Treasury Notes, 4.13%, due 06/15/26	196,468
500,000	U.S. Treasury Notes, 4.13%, due 03/31/29	507,705
2,000	U.S. Treasury Notes, 4.25%, due 08/15/35	2,016
750,000	U.S. Treasury Notes, 4.38%, due 11/30/28	766,348
845,000	U.S. Treasury Notes, 4.38%, due 12/31/29	867,033
		12,686,895
	TOTAL DEBT OBLIGATIONS (COST $73,441,765)	74,154,809

	SHORT-TERM INVESTMENTS — 1.0%
	Mutual Fund - Securities Lending Collateral — 0.9%
676,925	State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(h)(i)	676,925
174See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)

	U.S. Government and Agency Obligation — 0.1%
65,000	U.S. Treasury Bill, 3.91%, due 07/09/26(j)	63,192
	TOTAL SHORT-TERM INVESTMENTS (COST $740,029)	740,117
	TOTAL INVESTMENTS — 99.2% (Cost $74,181,794)	74,894,926
	Other Assets and Liabilities (net) — 0.8%	567,388
	NET ASSETS — 100.0%	$75,462,314

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of September 30, 2025.
(c)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(d)	All or a portion of this security is out on loan.
(e)	When-issued security.
(f)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(g)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	The rate disclosed is the 7-day net yield as of September 30, 2025.
(i)	Represents an investment of securities lending cash collateral.
(j)	Interest rate presented is yield to maturity.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $19,762,267 which represents 26.2% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
36	U.S. Treasury Note 2-Year	Dec 2025	$7,502,344	$(629)
Sales
5	U.S. Treasury Note 5-Year	Dec 2025	$545,977	$(132)
3	U.S. Ultra 10-Year	Dec 2025	345,234	(53)
				$(185)
See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
750,000	USD	12/20/30	1.00%	Quarterly	CDX.NA.IG.S45**	$(346)	$17,290	$16,944

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined
176See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	42.0
Asset Backed Securities	21.3
U.S. Government and Agency Obligations	16.8
Mortgage Backed Securities - U.S. Government Agency Obligations	10.1
Mortgage Backed Securities - Private Issuers	5.6
Bank Loans	2.4
Centrally Cleared Credit Default Swap	0.0*
Futures Contracts	0.0*
Short-Term Investments	1.0
Other Assets and Liabilities (net)	0.8
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities
September 30, 2025 (Unaudited)

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Assets
Investments in securities, at value(a)(b)	1,585,238,831	1,083,818,120	3,766,386,939
Foreign currency, at value(c)	—	911,076	13,421,925
Cash and cash equivalents	50,535,838	37,818,084	185,250,628
Receivable for investments sold	2,279,975	1,414,163	20,541,928
Receivable for Fund shares sold	1,564	—	3,317,312
Dividend and interest receivable	885,367	3,110,078	9,082,270
Cash collateral held at broker on open futures contracts	2,017,000	1,118,906	6,093,000
Receivable for variation margin on open futures contracts	40,336	257,193	678,358
Foreign tax reclaims receivable	—	34,796	13,303,377
Securities lending income receivable	12,091	29,891	53,083
Prepaid expenses	31,515	21,560	71,836
Receivable from affiliate for advisory fee waived	1,963,219	1,537,317	3,554,301
Total assets	1,643,005,736	1,130,071,184	4,021,754,957
Liabilities
Payable for investments purchased	976,811	4,208,128	9,605,260
Obligation to return securities lending collateral	7,953,600	5,249,372	95,077,298
Payable for Fund shares repurchased	9,510,727	4,850,441	460,161
Payable for foreign capital gains tax	—	2,609,984	190,361
Payable to affiliates for:
Accrued advisory fees	3,577,672	2,194,619	6,587,078
Trustees fees	37,576	23,712	85,195
Administrative service fees - Class I	4,432	307	183,387
Accrued expenses	173,427	308,530	443,296
Total liabilities	22,234,245	19,445,093	112,632,036
Net assets	$1,620,771,491	$1,110,626,091	$3,909,122,921

178See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2025 (Unaudited)

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Net assets consist of:
Paid-in capital	1,270,102,568	$1,206,491,682	$2,617,661,388
Distributable earnings (Accumulated loss)	350,668,923	(95,865,591)	1,291,461,533
Net assets	$1,620,771,491	$1,110,626,091	$3,909,122,921
Net assets attributable to:
Class Y-3	$1,611,156,134	$1,110,190,449	$3,350,359,352
Class I	$9,615,357	$435,642	$558,763,569
Shares outstanding:
Class Y-3	137,329,179	117,889,875	250,977,940
Class I	821,860	46,352	42,038,531
Net asset value per unit:
Class Y-3	$11.73	$9.42	$13.35
Class I	$11.70	$9.40	$13.29
(a) Investments in securities, at cost	$1,327,411,241	$985,963,391	$2,901,051,629
(b) Securities loaned, at value	$77,920,408	$34,392,237	$172,745,754
(c) Foreign currency, at cost	$—	$910,419	$13,431,964
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2025 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Assets
Investments in securities, at value(a)(b)	1,456,000,121	1,915,929,381	74,894,926
Repurchase Agreements, at value(c)	—	38,800,000	—
Total investments, at value	1,456,000,121	1,954,729,381	74,894,926
Foreign currency, at value(d)	13,684	8,679,340	—
Cash and cash equivalents	11,657,960	42,436,732	905,404
Receivable for investments sold	1,430,126	21,875,697	745,450
Receivable for TBA and/or when-issued securities sold	14,004,817	51,197,109	—
Receivable for Fund shares sold	364,585	223,976	8,682
Dividend and interest receivable	10,910,580	19,998,786	489,447
Cash collateral held at broker on open centrally cleared swap contracts	—	6,750,814	300,000
Cash collateral held at broker on open futures contracts	780,000	1,479,209	25,200
Cash collateral held at broker on open OTC financial derivative instruments	—	229,832	—
Unrealized appreciation on open forward foreign currency contracts	96,818	1,137,524	—
Receivable for variation margin on open futures contracts	19,906	—	2,434
Receivable for expenses reimbursed from affiliate	—	—	45,561
OTC — Swap contracts, at value (up-front net premiums paid of $—, $1 and $—, respectively)	—	154,599	—
Foreign tax reclaims receivable	465	24,921	430
Receivable for swap contract premiums	—	71,513	—
Securities lending income receivable	5,782	34,714	42
Prepaid expenses	26,885	35,691	1,079
Receivable from affiliate for advisory fee waived	865,444	1,898,636	33,062
Unrealized gain on unfunded loan commitments	—	204	—
Total assets	1,496,177,173	2,110,958,678	77,451,717
Liabilities
Payable for investments purchased	2,289,590	48,526,906	738,760
Payable for TBA and/or when-issued securities purchased	13,537,497	198,863,610	394,938
Obligation to return securities lending collateral	17,513,785	91,389,232	676,925
Payable for Fund shares repurchased	351,584	70,515	—
Unrealized depreciation on open forward foreign currency contracts	134,066	908,070	—
OTC — Swap contracts, at value (up-front net premiums received of $—, $360,333 and $—, respectively)	—	355,742	—
Payable for variation margin on open centrally cleared swap contracts	915	3,138	22
Cash collateral due to broker on open OTC financial derivative instruments	—	510,000	—
Payable for foreign capital gains tax	—	40,747	—
TBA Sale Commitments, at value(e)	10,559,689	—	—
Income distribution payable	78,244	34,515	—
Payable for reverse repurchase agreements	—	313,201	—
Interest payable for reverse repurchase agreements	—	407	—
Payable to affiliates for:
Accrued advisory fees	1,148,783	3,468,723	52,202
Trustees fees	34,011	39,332	1,389
Administrative service fees - Class I	7,730	1,462	—
Payable for variation margin on open futures contracts	—	286,629	—
180See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2025 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Cash collateral on TBA due to broker	—	300,000	—
Interest payable on TBA securities	12,410	—	—
Accrued expenses	188,549	275,800	125,167
Total liabilities	45,856,853	345,388,029	1,989,403
Net assets	$1,450,320,320	$1,765,570,649	$75,462,314

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Assets and Liabilities (Continued)
September 30, 2025 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Net assets consist of:
Paid-in capital	$1,598,123,626	$1,840,985,788	$74,447,133
Distributable earnings (Accumulated loss)	(147,803,306)	(75,415,139)	1,015,181
Net assets	$1,450,320,320	$1,765,570,649	$75,462,314
Net assets attributable to:
Class Y-3	$1,431,152,481	$1,763,004,177	$75,462,314
Class I	$19,167,839	$2,566,472	$—
Shares outstanding:
Class Y-3	154,828,085	203,649,397	7,438,991
Class I	2,074,243	297,085	—
Net asset value per unit:
Class Y-3	$9.24	$8.66	$10.14
Class I	$9.24	$8.64	$—
(a) Investments in securities, at cost	$1,468,793,879	$1,875,218,024	$74,181,794
(b) Securities loaned, at value	$25,263,394	$91,920,022	$663,596
(c) Repurchase agreements, at cost	$—	$38,800,000	$—
(d) Foreign currency, at cost	$13,676	$8,855,577	$—
(e) Proceeds for TBA Sale Commitments	$10,402,773	$—	$—
182See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations
Six Months Ended September 30, 2025 (Unaudited)

	Mercer US Small/Mid Cap Equity Fund	Mercer Emerging Markets Equity Fund	Mercer Non-US Core Equity Fund
Investment Income:
Dividends	$10,643,397	$21,993,002	$72,196,912
Interest	838,588	813,288	2,414,006
Withholding taxes	(10,435)	(2,341,328)	(7,474,053)
Securities lending income	71,852	79,449	360,983
Other income	5	—	12,718
Total investment income	11,543,407	20,544,411	67,510,566
Expenses:
Advisory fees	6,967,951	4,239,296	13,125,894
Custodian and fund accounting fees	141,185	232,617	402,133
Audit and tax fees	29,291	34,619	36,828
Transfer agent fees	24,174	25,475	28,848
Legal fees	174,287	110,721	393,584
Trustees fees	78,788	50,647	179,647
Registration fees	22,601	20,673	28,521
Administration service fees:
Class I	10,123	764	321,426
Shareholder service fees:
Class I	6,749	509	214,284
Miscellaneous	69,326	58,223	169,204
Total expenses	7,524,475	4,773,544	14,900,369
Advisory fee waiver	(3,847,420)	(2,821,613)	(7,216,675)
Net expenses	3,677,055	1,951,931	7,683,694
Net investment income	7,866,352	18,592,480	59,826,872
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	50,187,634	4,926,083 (a)	236,983,815 (a)
Closed futures contracts	5,991,989	9,318,625	13,530,922
Foreign currency related transactions	—	(190,813)	366,444
Net realized gain (loss)	56,179,623	14,053,895	250,881,181
Change in net unrealized appreciation (depreciation) on:
Investments in securities	112,523,560	166,181,403 (b)	398,101,792 (b)
Open futures contracts	(195,981)	746,335	1,397,074
Foreign currency related translations	—	10,326	1,154,201
Change in net unrealized appreciation (depreciation)	112,327,579	166,938,064	400,653,067
Net realized and unrealized gain	168,507,202	180,991,959	651,534,248
Net increase in net assets resulting from operations	$176,373,554	$199,584,439	$711,361,120
(a) Net of foreign capital gains tax	$—	$10,463	$10,435
(b) Including net increase (decrease) in accrued foreign capital gains taxes	$—	$(2,554,423)	$(52,707)

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Six Months Ended September 30, 2025 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Investment Income:
Dividends	$—	$1,467,531	$—
Interest	36,661,076	60,457,427	1,528,712
Withholding taxes	—	(34,638)	—
Securities lending income	36,781	176,141	916
Other income	6,044	938	84
Total investment income	36,703,901	62,067,399	1,529,712
Expenses:
Advisory fees	2,559,881	7,049,641	95,804
Initial offering fee	—	—	14,939
Custodian and fund accounting fees	157,532	330,820	36,879
Audit and tax fees	41,652	46,740	39,395
Transfer agent fees	27,930	27,355	12,697
Legal fees	178,499	198,374	6,473
Trustees fees	80,896	88,504	2,919
Registration fees	23,227	20,277	17,607
Administration service fees:
Class I	16,184	3,480	—
Shareholder service fees:
Class I	10,789	2,320	—
Dividends on securities sold short	—	2,617	—
Miscellaneous	67,397	65,786	6,486
Total expenses	3,163,987	7,835,914	233,199
Advisory fee waiver	(1,899,847)	(3,913,883)	(59,601)
Expense reimbursement	—	—	(109,240)
Net expenses	1,264,140	3,922,031	64,358
Net investment income	35,439,761	58,145,368	1,465,354
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(16,644,845)	(17,811,543)(a)	197,604
Purchased option contracts	—	(5,089)	—
Swap contracts	(99,436)	6,690,822	2,455
Closed futures contracts	(107,319)	(3,476,362)	29,669
Written option contracts	32,550	171,665	—
Forward foreign currency contracts	(2,773,793)	(6,904,751)	—
Foreign currency related transactions	54,945	1,348,730	—
Net realized gain (loss)	(19,537,898)	(19,986,528)	229,728
Change in net unrealized appreciation (depreciation) on:
Investments in securities	33,929,031	68,031,038 (b)	174,838
Unfunded loan commitments	—	204	—
TBA sale commitments	(157,540)	—	—
Swap contracts	(77,080)	3,587,899	(346)
Open futures contracts	(495,212)	986,390	(26,615)
Written option contracts	419	—	—
Forward foreign currency contracts	739,957	1,003,717	—
184See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Operations (Continued)
Six Months Ended September 30, 2025 (Unaudited)

	Mercer Core Fixed Income Fund	Mercer Opportunistic Fixed Income Fund	Mercer Short Duration Fixed Income Fund
Foreign currency related translations	(347)	115,516	—
Change in net unrealized appreciation (depreciation)	33,939,228	73,724,764	147,877
Net realized and unrealized gain	14,401,330	53,738,236	377,605
Net increase in net assets resulting from operations	$49,841,091	$111,883,604	$1,842,959
(a) Net of foreign capital gains tax	$—	$51,474	$—
(b) Including net increase (decrease) in accrued foreign capital gains taxes	$—	$(23,428)	$—

See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets

	Mercer US Small/Mid Cap Equity Fund		Mercer Emerging Markets Equity Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (decrease) in Net Assets:
Operations:
Net investment income	$7,866,352	$15,456,391	$18,592,480	$23,611,277
Net realized gain	56,179,623	144,729,588	14,053,895	62,617,877
Change in net unrealized appreciation (depreciation)	112,327,579	(218,449,006)	166,938,064	(17,968,466)
Net increase (decrease) in net assets resulting from operations	176,373,554	(58,263,027)	199,584,439	68,260,688
Distributions to shareholders (See Note 2):
Class Y-3	—	(160,530,536)	—	(15,825,614)
Class I	—	(1,580,704)	—	(14,554)
Total distributions	—	(162,111,240)	—	(15,840,168)
Net share transactions (See Note 7):
Class Y-3	(191,483,726)	64,685,892	(82,439,968)	(347,513,187)
Class I	(7,836,853)	5,502,395	(950,810)	(70,155)
Increase (decrease) in net assets resulting from net shares transactions	(199,320,579)	70,188,287	(83,390,778)	(347,583,342)
Net increase (decrease) in net assets	(22,947,025)	(150,185,980)	116,193,661	(295,162,822)
Net assets:
Beginning of period	1,643,718,516	1,793,904,496	994,432,430	1,289,595,252
End of period	$1,620,771,491	$1,643,718,516	$1,110,626,091	$994,432,430
186See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Non-US Core Equity Fund		Mercer Core Fixed Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (decrease) in Net Assets:
Operations:
Net investment income	$59,826,872	$104,644,690	$35,439,761	$92,228,264
Net realized gain (loss)	250,881,181	280,880,373	(19,537,898)	(20,566,540)
Change in net unrealized appreciation (depreciation)	400,653,067	(87,374,006)	33,939,228	44,158,648
Net increase in net assets resulting from operations	711,361,120	298,151,057	49,841,091	115,820,372
Distributions to shareholders (See Note 2):
Class Y-3	—	(273,386,414)	(10,152,446)	(86,206,607)
Class I	—	(24,006,676)	(133,822)	(1,249,065)
Total distributions	—	(297,393,090)	(10,286,268)	(87,455,672)
Net share transactions (See Note 7):
Class Y-3	(670,619,034)	(244,111,628)	(530,165,162)	86,796,027
Class I	147,204,105	128,717,067	(4,451,358)	(27,902,645)
Increase (decrease) in net assets resulting from net shares transactions	(523,414,929)	(115,394,561)	(534,616,520)	58,893,382
Net increase (decrease) in net assets	187,946,191	(114,636,594)	(495,061,697)	87,258,082
Net assets:
Beginning of period	3,721,176,730	3,835,813,324	1,945,382,017	1,858,123,935
End of period	$3,909,122,921	$3,721,176,730	$1,450,320,320	$1,945,382,017
See accompanying Notes to the Financial Statements.

Mercer Funds
Statements of Changes in Net Assets (Continued)

	Mercer Opportunistic Fixed Income Fund		Mercer Short Duration Fixed Income Fund
	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (decrease) in Net Assets:
Operations:
Net investment income	$58,145,368	$128,690,471	$1,465,354	$2,854,149
Net realized gain (loss)	(19,986,528)	(28,747,866)	229,728	179,225
Change in net unrealized appreciation (depreciation)	73,724,764	(20,678,015)	147,877	340,223
Net increase in net assets resulting from operations	111,883,604	79,264,590	1,842,959	3,373,597
Distributions to shareholders (See Note 2):
Class Y-3	(20,253,967)	(117,610,188)	(1,420,649)	(3,159,886)
Class I	(37,416)	(338,641)	—	—
Total distributions	(20,291,383)	(117,948,829)	(1,420,649)	(3,159,886)
Net share transactions (See Note 7):
Class Y-3	(180,616,861)	114,810,842	11,466,510	3,255,405
Class I	(3,140,421)	403,000	—	—
Increase (decrease) in net assets resulting from net shares transactions	(183,757,282)	115,213,842	11,466,510	3,255,405
Net increase (decrease) in net assets	(92,165,061)	76,529,603	11,888,820	3,469,116
Net assets:
Beginning of period	1,857,735,710	1,781,206,107	63,573,494	60,104,378
End of period	$1,765,570,649	$1,857,735,710	$75,462,314	$63,573,494
188See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$10.47	$11.90	$10.16	$11.80	$13.83	$7.71
Net investment income†	0.05	0.11	0.10	0.11	0.09	0.07
Net realized and unrealized gain (loss) on investments	1.21	(0.34)	2.05	(0.93)	0.49	6.38
Total from investment operations	1.26	(0.23)	2.15	(0.82)	0.58	6.45
Less dividends and distributions:
From net investment income	—	(0.11)	(0.11)	(0.10)	(0.09)	(0.07)
From net realized capital gains on investments	—	(1.09)	(0.30)	(0.72)	(2.52)	(0.26)
Total dividends and distributions	—	(1.20)	(0.41)	(0.82)	(2.61)	(0.33)
Net asset value, end of period	$11.73	$10.47	$11.90	$10.16	$11.80	$13.83
Total investment return(a)	12.03%*	(3.02)%	21.61%	(6.69)%	3.45%	84.20%
Ratios/Supplemental Data:
Net investment income to average net assets	0.99%**	0.90%	0.92%	1.05%	0.66%	0.68%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.94%**	0.92%	0.93%	0.92%	0.92%	0.93%
Net expenses to average daily net assets(b)	0.46%**	0.45%	0.47%	0.45%	0.46%	0.46%
Portfolio turnover rate	24%*	46%	44%	42%	36%	59%
Net assets at end of period (in 000’s)	$1,611,156	$1,627,828	$1,781,436	$1,658,831	$1,774,299	$1,867,168

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$10.45	$11.89	$10.32 (a)
Net investment income†	0.04	0.08	0.05
Net realized and unrealized gain (loss) on investments	1.21	(0.34)	1.92
Total from investment operations	1.25	(0.26)	1.97
Less dividends and distributions:
From net investment income	—	(0.09)	(0.10)
From net realized capital gains on investments	—	(1.09)	(0.30)
Total dividends and distributions	—	(1.18)	(0.40)
Net asset value, end of period	$11.70	$10.45	$11.89
Total investment return(b)	11.96%*	(3.29)%	19.50%*
Ratios/Supplemental Data:
Net investment income to average net assets	0.72%**	0.66%	0.63%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.18%**	1.17%	1.19%**
Net expenses to average daily net assets(c)	0.70%**	0.70%	0.72%**
Portfolio turnover rate	24%*	46%	44%
Net assets at end of period (in 000’s)	$9,615	$15,890	$12,468

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
190See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$7.84	$7.50	$7.56	$8.57	$11.47	$7.19
Net investment income†	0.15	0.17	0.17	0.23	0.19	0.14
Net realized and unrealized gain (loss) on investments	1.43	0.29	(0.05)	(1.06)	(1.82)	4.29
Total from investment operations	1.58	0.46	0.12	(0.83)	(1.63)	4.43
Less dividends and distributions:
From net investment income	—	(0.12)	(0.18)	(0.18)	(0.32)	(0.15)
From net realized capital gains on investments	—	—	—	—	(0.95)	—
Total dividends and distributions	—	(0.12)	(0.18)	(0.18)	(1.27)	(0.15)
Net asset value, end of period	$9.42	$7.84	$7.50	$7.56	$8.57	$11.47
Total investment return(a)	20.15%*	6.20%	1.60%	(9.51)%	(15.35)%	61.78%
Ratios/Supplemental Data:
Net investment income to average net assets	3.47%**	2.23%	2.30%	3.04%	1.75%	1.47%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.89%**	0.89%	0.87%	0.87%	0.87%	0.87%
Net expenses to average daily net assets(b)	0.36%**	0.40%	0.47%	0.49%	0.47%	0.48%
Portfolio turnover rate	21%*	91%	57%	95%	51%	106%
Net assets at end of period (in 000’s)	$1,110,190	$993,231	$1,288,384	$1,581,752	$1,636,594	$1,518,654

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Emerging Markets Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$7.83	$7.50	$7.59 (a)
Net investment income†	0.15	0.15	0.08
Net realized and unrealized gain (loss) on investments	1.42	0.28	— (b)
Total from investment operations	1.57	0.43	0.08
Less dividends and distributions:
From net investment income	—	(0.10)	(0.17)
Total dividends and distributions	—	(0.10)	(0.17)
Net asset value, end of period	$9.40	$7.83	$7.50
Total investment return(c)	20.05%*	5.79%	1.10%*
Ratios/Supplemental Data:
Net investment income to average net assets	3.45%**	1.97%	1.38%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.14%**	1.14%	1.13%**
Net expenses to average daily net assets(d)	0.61%**	0.64%	0.73%**
Portfolio turnover rate	21%*	91%	57%
Net assets at end of period (in 000’s)	$436	$1,201	$1,211

(a)	The Class commenced operations on June 27, 2023.
(b)	Amount rounds to less than ($0.01) per share.
(c)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(d)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
192See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$11.08	$11.16	$9.78	$10.31	$12.36	$8.46
Net investment income†	0.20	0.31	0.31	0.32	0.30	0.19
Net realized and unrealized gain (loss) on investments	2.07	0.52	1.44	(0.57)	(0.30)	4.14
Total from investment operations	2.27	0.83	1.75	(0.25)	—	4.33
Less dividends and distributions:
From net investment income	—	(0.57)	(0.37)	(0.05)	(0.35)	(0.18)
From net realized capital gains on investments	—	(0.34)	—	(0.23)	(1.70)	(0.25)
Total dividends and distributions	—	(0.91)	(0.37)	(0.28)	(2.05)	(0.43)
Net asset value, end of period	$13.35	$11.08	$11.16	$9.78	$10.31	$12.36
Total investment return(a)	20.49%*	7.93%	18.29%	(2.17)%	(1.07)%	51.42%
Ratios/Supplemental Data:
Net investment income to average net assets	3.23%**	2.76%	3.04%	3.51%	2.42%	1.78%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.76%**	0.75%	0.76%	0.76%	0.76%	0.76%
Net expenses to average daily net assets(b)	0.38%**	0.37%	0.38%	0.38%	0.39%	0.39%
Portfolio turnover rate	27%*	57%	43%	48%	57%	81%
Net assets at end of period (in 000’s)	$3,350,359	$3,386,551	$3,627,146	$3,550,299	$3,689,849	$3,828,810

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$11.05	$11.14	$9.76	$10.31	$12.99 (a)
Net investment income†	0.17	0.27	0.28	0.23	0.17
Net realized and unrealized gain (loss) on investments	2.07	0.53	1.45	(0.51)	(0.82)
Total from investment operations	2.24	0.80	1.73	(0.28)	(0.65)
Less dividends and distributions:
From net investment income	—	(0.55)	(0.35)	(0.04)	(0.33)
From net realized capital gains on investments	—	(0.34)	—	(0.23)	(1.70)
Total dividends and distributions	—	(0.89)	(0.35)	(0.27)	(2.03)
Net asset value, end of period	$13.29	$11.05	$11.14	$9.76	$10.31
Total investment return(b)	20.27%*	7.64%	18.08%	(2.47)%	(5.97)%*
Ratios/Supplemental Data:
Net investment income to average net assets	2.81%**	2.41%	2.73%	2.54%	2.00%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.02%**	1.01%	1.01%	1.02%	1.01%**
Net expenses to average daily net assets(c)	0.63%**	0.62%	0.63%	0.63%	0.63%**
Portfolio turnover rate	27%*	57%	43%	48%	57%
Net assets at end of period (in 000’s)	$558,764	$334,626	$208,667	$141,733	$2,971

(a)	The Class commenced operations on July 22, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
194See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$8.98	$8.92	$9.00	$9.80	$10.46	$10.48
Net investment income†	0.20	0.39	0.37	0.28	0.22	0.25
Net realized and unrealized gain (loss) on investments	0.13	0.07	(0.12)	(0.79)	(0.62)	0.20
Total from investment operations	0.33	0.46	0.25	(0.51)	(0.40)	0.45
Less dividends and distributions:
From net investment income	(0.07)	(0.40)	(0.33)	(0.29)	(0.22)	(0.25)
From net realized capital gains on investments	—	—	—	—	(0.04)	(0.22)
Total dividends and distributions	(0.07)	(0.40)	(0.33)	(0.29)	(0.26)	(0.47)
Net asset value, end of period	$9.24	$8.98	$8.92	$9.00	$9.80	$10.46
Total investment return(a)	3.64%*	5.19%	2.77%	(5.20)%	(4.01)%	4.23%
Ratios/Supplemental Data:
Net investment income to average net assets	4.44%**	4.38%	4.13%	3.08%	2.09%	2.33%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.39%**	0.37%	0.38%	0.39%	0.39%	0.40%
Net expenses to average daily net assets(b)	0.16%**	0.14%	0.15%	0.15%	0.16%	0.15%
Portfolio turnover rate(c)	61%*	123%	128%(d)	203%	131%	127%
Net assets at end of period (in 000’s)	$1,431,152	$1,922,339	$1,807,860	$1,242,702	$1,371,901	$1,255,952

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 54%, 107%, 95%, 125%, 96%, and
100% for the period ended September 30, 2025 and years ended March 31, 2025, March 31, 2024, March 31, 2023, March 31, 2022
and March 31, 2021, respectively.

(d)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Core Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$8.99	$8.92	$9.00	$9.79	$10.43 (a)
Net investment income†	0.19	0.37	0.34	0.25	0.03
Net realized and unrealized gain (loss) on investments	0.12	0.06	(0.12)	(0.78)	(0.67)
Total from investment operations	0.31	0.43	0.22	(0.53)	(0.64)
Less dividends and distributions:
From net investment income	(0.06)	(0.36)	(0.30)	(0.26)	—
Total dividends and distributions	(0.06)	(0.36)	(0.30)	(0.26)	—
Net asset value, end of period	$9.24	$8.99	$8.92	$9.00	$9.79
Total investment return(b)	3.48%*	4.93%	2.50%	(5.42)%	(6.14)%*
Ratios/Supplemental Data:
Net investment income to average net assets	4.20%**	4.10%	3.86%	2.77%	0.98%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.65%**	0.62%	0.63%	0.64%	0.66%**
Net expenses to average daily net assets(c)	0.41%**	0.39%	0.40%	0.40%	0.42%**
Portfolio turnover rate(d)	61%*	123%	128%(e)	203%	131%
Net assets at end of period (in 000’s)	$19,168	$23,043	$50,264	$49,690	$94,756

(a)	The Class commenced operations on December 27, 2021.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)
Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 54%, 107%, 95%, 125% and 96%
for the period ended September 30, 2025 and years ended March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022,
respectively.

(e)	Portfolio turnover calculation does not include $192,237,977 of securities transferred into the Fund as part of in-kind contributions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
196See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$8.24	$8.43	$8.35	$8.93	$9.58	$8.45
Net investment income†	0.27	0.60	0.60	0.50	0.42	0.46
Net realized and unrealized gain (loss) on investments	0.25	(0.23)	0.02	(0.78)	(0.74)	1.00
Total from investment operations	0.52	0.37	0.62	(0.28)	(0.32)	1.46
Less dividends and distributions:
From net investment income	(0.10)	(0.56)	(0.54)	(0.30)	(0.30)	(0.33)
From net realized capital gains on investments	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.10)	(0.56)	(0.54)	(0.30)	(0.33)	(0.33)
Net asset value, end of period	$8.66	$8.24	$8.43	$8.35	$8.93	$9.58
Total investment return(a)	6.30%*	4.40%	7.54%	(2.96)%	(3.44)%	17.12%
Ratios/Supplemental Data:
Net investment income to average net assets	6.28%**	7.04%	7.12%	6.05%	4.35%	4.83%
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.85%**	0.84%	0.86%	0.88%	0.90%	0.87%
Net expenses to average daily net assets(b)	0.42%**	0.43%	0.43%	0.44%	0.45%	0.45%
Portfolio turnover rate(c)	166%*	77%	63%	66%	77%	117%(d)
Net assets at end of period (in 000’s)	$1,763,004	$1,852,266	$1,776,018	$1,332,779	$1,106,335	$854,159

(a)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(b)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(c)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 145% for the period ended September 30, 2025.
(d)	Portfolio turnover calculation does not include $400,305,493 of securities transferred out of the Fund as part of in-kind redemptions.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Opportunistic Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class I Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$8.23	$8.42	$8.49 (a)
Net investment income†	0.25	0.57	0.44
Net realized and unrealized gain (loss) on investments	0.25	(0.22)	0.02
Total from investment operations	0.50	0.35	0.46
Less dividends and distributions:
From net investment income	(0.09)	(0.54)	(0.53)
Total dividends and distributions	(0.09)	(0.54)	(0.53)
Net asset value, end of period	$8.64	$8.23	$8.42
Total investment return(b)	6.14%*	4.14%	5.53%*
Ratios/Supplemental Data:
Net investment income to average net assets	5.93%**	6.79%	6.97%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	1.09%**	1.09%	1.11%**
Net expenses to average daily net assets(c)	0.68%**	0.68%	0.69%**
Portfolio turnover rate(d)	166%*	77%	63%
Net assets at end of period (in 000’s)	$2,566	$5,470	$5,188

(a)	The Class commenced operations on June 27, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
(d)	Includes TBA transactions; excluding these transactions the portfolio turnover rate would have been 145% for the period ended September 30, 2025.
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
198See accompanying Notes to the Financial Statements.

Mercer Short Duration Fixed Income Fund
Financial Highlights (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Period Ended March 31, 2024
For a Class Y-3 Share Outstanding Throughout Each Period:
Net asset value, beginning of period	$10.08	$10.04	$10.00 (a)
Net investment income†	0.23	0.50	0.17
Net realized and unrealized gain (loss) on investments	0.06	0.10	0.04
Total from investment operations	0.29	0.60	0.21
Less dividends and distributions:
From net investment income	(0.23)	(0.50)	(0.17)
From net realized capital gains on investments	—	(0.06)	—
Total dividends and distributions	(0.23)	(0.56)	(0.17)
Net asset value, end of period	$10.14	$10.08	$10.04
Total investment return(b)	2.86%*	6.09%	2.15%*
Ratios/Supplemental Data:
Net investment income to average net assets	4.59%**	4.97%	4.91%**
Total expenses (before reductions and reimbursements/waivers) to average daily net assets	0.73%**	0.88%	1.09%**
Net expenses to average daily net assets(c)	0.20%**	0.20%	0.20%**
Portfolio turnover rate	92%*	167%	118%*
Net assets at end of period (in 000’s)	$75,462	$63,573	$60,104

(a)	The Fund commenced operations on December 1, 2023.
(b)	The total return would have been lower had certain expenses not been reduced or reimbursed/waived during the periods shown.
(c)	Includes the effects of management fee waivers (see Note 5 of the Notes to the Financial Statements).
†	Computed using average shares outstanding throughout the period.
*	Not annualized.
**	Annualized.
See accompanying Notes to the Financial Statements.

Mercer Funds
Notes to Financial Statements
September 30, 2025

1.
Organization
Mercer Funds (the “Trust”) consists of the following six series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed and Emerging Markets is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2025, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in each of the Funds except Short Duration Fixed.
2.
Significant accounting policies
The following are significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Significant accounting policies - adopted
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. Each of the Funds represent a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Funds' chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each of the Funds. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds' financial statements. Adoption of the new standard impacted the Funds' financial statement note disclosures only and did not affect any of the Funds'

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

financial position or the results of their operations.
(b) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Fixed income securities are valued using a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the period ended September 30, 2025, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 — quoted prices unadjusted in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The assets and liabilities shown in the Statements of Assets and Liabilities related to investments purchased for “to-be-announced” or “TBA” commitments or when-issued securities approximate fair value and are determined using Level 2 inputs as of September 30, 2025. The assets and liabilities shown in the Statements of Assets and Liabilities related to cash collateral held at broker for futures contracts, options, forward foreign currency contracts and swap contracts are determined using Level 1 inputs as of September 30, 2025.
The following is a summary of the portfolio securities by level based on inputs used as of September 30, 2025 in valuing the assets and liabilities of the Funds for which fair valuation was used:
Small/Mid Cap
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Basic Materials	$36,826,371	$—	$—	$36,826,371
Communications	54,149,215	—	0*	54,149,215
Consumer, Cyclical	244,737,357	—	—	244,737,357
Consumer, Non-cyclical	339,098,322	—	—	339,098,322
Energy	58,890,330	—	—	58,890,330
Financial	304,312,479	—	—	304,312,479
Government	2,703,772	—	—	2,703,772
Industrial	342,874,407	—	—	342,874,407

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Technology	$155,665,571	$—	$—	$155,665,571
Utilities	38,027,407	—	—	38,027,407
Total Common Stocks	1,577,285,231	—	0	1,577,285,231
Short-Term Investment
Mutual Fund - Securities Lending Collateral	7,953,600	—	—	7,953,600
Futures Contracts†
Buys	207,749	—	—	207,749
Total	$1,585,446,580	$—	$0	$1,585,446,580

*	Represents one or more Level 3 securities at $0 value as of September 30, 2025.
†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$61,048,271	$—	$—	$61,048,271
Canada	4,966,435	—	—	4,966,435
Chile	6,412,308	—	—	6,412,308
China	313,638,827	—	—	313,638,827
Colombia	964,452	—	—	964,452
Czech Republic	1,078,050	—	—	1,078,050
Greece	9,880,663	—	—	9,880,663
Hong Kong	5,907,155	—	—	5,907,155
Hungary	6,735,097	—	—	6,735,097
India	150,588,008	—	—	150,588,008
Indonesia	13,423,375	—	—	13,423,375
Italy	2,195,507	—	—	2,195,507
Japan	2,304,131	—	—	2,304,131
Kazakhstan	3,002,557	—	—	3,002,557
Kuwait	5,038,531	—	—	5,038,531
Luxembourg	106,430	—	—	106,430
Macau	4,067,328	—	—	4,067,328
Malaysia	10,077,280	—	—	10,077,280

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mexico	$33,566,282	$—	$0*	$33,566,282
Netherlands	3,690,446	—	—	3,690,446
Panama	2,219,082	—	—	2,219,082
Peru	8,010,426	—	—	8,010,426
Philippines	2,162,155	—	—	2,162,155
Poland	7,143,348	—	—	7,143,348
Portugal	3,496,432	—	—	3,496,432
Qatar	4,330,582	—	—	4,330,582
Russia	—	—	0*	0
Saudi Arabia	24,064,462	—	—	24,064,462
Singapore	3,172,636	—	—	3,172,636
South Africa	28,856,230	—	—	28,856,230
South Korea	105,338,984	—	—	105,338,984
Taiwan	179,228,041	—	—	179,228,041
Thailand	14,657,633	—	—	14,657,633
Turkey	5,817,381	—	—	5,817,381
United Arab Emirates	9,520,776	—	—	9,520,776
United Kingdom	3,362,506	—	—	3,362,506
United States	4,476,416	—	—	4,476,416
Vietnam	6,270,427	—	—	6,270,427
Zambia	4,595,075	—	—	4,595,075
Total Common Stocks	1,055,413,725	—	0	1,055,413,725
Preferred Stocks
Brazil	19,846,473	—	—	19,846,473
India	—	17,105	—	17,105
South Korea	3,291,445	—	—	3,291,445
Total Preferred Stocks	23,137,918	17,105	—	23,155,023
Short-Term Investment
Mutual Fund - Securities Lending Collateral	5,249,372	—	—	5,249,372
Futures Contracts†
Buys	448,849	—	—	448,849
Total	$1,084,249,864	$17,105	$0	$1,084,266,969

*	Represents one or more Level 3 securities at $0 value as of September 30, 2025.
†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$108,942,909	$69,098	$—	$109,012,007
Austria	20,609,107	—	—	20,609,107
Belgium	6,530,048	—	—	6,530,048
Brazil	30,963,736	—	—	30,963,736
Burkina Faso	455,134	—	—	455,134
Cambodia	763,719	—	—	763,719
Canada	286,968,971	—	—	286,968,971
Chile	820,185	—	—	820,185
China	112,575,210	—	—	112,575,210
Colombia	122,706	—	—	122,706
Denmark	34,398,669	—	—	34,398,669
Finland	23,352,744	—	—	23,352,744
France	315,340,031	—	—	315,340,031
Georgia	4,924,225	—	—	4,924,225
Germany	248,668,320	—	—	248,668,320
Greece	4,558,477	—	—	4,558,477
Guatemala	273,717	—	—	273,717
Guernsey	1,772,298	—	—	1,772,298
Hong Kong	94,412,321	—	—	94,412,321
Hungary	3,897,770	—	—	3,897,770
India	11,449,124	—	—	11,449,124
Indonesia	82,250	—	—	82,250
Ireland	43,421,622	—	—	43,421,622
Israel	22,679,535	—	—	22,679,535
Italy	196,664,796	—	—	196,664,796
Ivory Coast	1,420,115	—	—	1,420,115
Japan	744,552,072	—	—	744,552,072
Luxembourg	5,792,648	—	—	5,792,648
Macau	13,141,727	—	—	13,141,727
Netherlands	120,810,117	—	—	120,810,117
New Zealand	2,640,162	—	—	2,640,162
Nigeria	217,592	—	—	217,592
Norway	25,638,640	—	—	25,638,640
Portugal	16,622,561	—	—	16,622,561
Russia	—	—	0*	0
Singapore	31,872,602	—	—	31,872,602
South Africa	4,449,332	—	—	4,449,332
South Korea	22,362,650	—	—	22,362,650

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Spain	$148,784,560	$—	$—	$148,784,560
Sweden	64,481,370	—	—	64,481,370
Switzerland	147,604,559	—	—	147,604,559
Taiwan	37,690,330	—	—	37,690,330
Turkey	1,945,696	—	—	1,945,696
United Kingdom	368,788,759	—	—	368,788,759
United States	312,950,016	—	—	312,950,016
Zambia	930,395	—	—	930,395
Total Common Stocks	3,647,343,527	69,098	0	3,647,412,625
Investment Companies	15,883,702	—	—	15,883,702
Preferred Stocks	8,013,314	—	—	8,013,314
Short-Term Investment
Mutual Fund - Securities Lending Collateral	95,077,298	—	—	95,077,298
Futures Contracts†
Buys	1,092,185	—	—	1,092,185
Total	$3,767,410,026	$69,098	$0	$3,767,479,124

*	Represents one or more Level 3 securities at $0 value as of September 30, 2025.
†	Futures contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,438,461,850	$—	$1,438,461,850
Common Stock	—	24,486	—	24,486
Short-Term Investment
Mutual Fund - Securities Lending Collateral	17,513,785	—	—	17,513,785
Forward Foreign Currency Contracts†	—	96,818	—	96,818
Futures Contracts†
Buys	215,421	—	—	215,421

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swap†	$—	$234,432	$—	$234,432
Centrally Cleared Credit Default Swap†	—	2,519	—	2,519
Total Swaps	—	236,951	—	236,951
Total	$17,729,206	$1,438,820,105	$—	$1,456,549,311
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(10,559,689)	$—	$(10,559,689)
Forward Foreign Currency Contracts†	—	(134,066)	—	(134,066)
Futures Contracts†
Buys	(5,595)	—	—	(5,595)
Sales	(64,749)	—	—	(64,749)
Total Futures Contracts	(70,344)	—	—	(70,344)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(351,293)	—	(351,293)
Total	$(70,344)	$(11,045,048)	$—	$(11,115,392)

†
Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps, if any, are valued at unrealized appreciation (depreciation). Only current day's variation margin, if any, is reported on the Statements of Assets and Liabilities.

Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$168,600,387	$—	$168,600,387
Bank Loans	—	318,928,116	1,238,861	320,166,977
Convertible Debt	—	18,750,654	—	18,750,654
Corporate Debt	—	686,292,711	—	686,292,711

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage Backed Securities - Private Issuers	$—	$93,669,791	$—	$93,669,791
Mortgage Backed Securities - U.S. Government Agency Obligations	—	131,760,312	—	131,760,312
Municipal Obligation	—	850,124	—	850,124
Sovereign Debt Obligations	—	281,713,528	—	281,713,528
U.S. Government and Agency Obligations	—	88,289,698	—	88,289,698
Total Debt Obligations	—	1,788,855,321	1,238,861	1,790,094,182
Common Stocks
Basic Materials	—	—	18,666	18,666
Consumer, Cyclical	9,428	—	—	9,428
Financial	10,169,993	—	—	10,169,993
Technology	—	331,260	—	331,260
Total Common Stocks	10,179,421	331,260	18,666	10,529,347
Investment Companies	15,626,184	—	—	15,626,184
Preferred Stocks	3,695,630	—	—	3,695,630
Short-Term Investments
Mutual Fund - Securities Lending Collateral	91,389,232	—	—	91,389,232
Commercial Paper	—	599,857	—	599,857
Repurchase Agreements	—	38,800,000	—	38,800,000
U.S. Government and Agency Obligations	—	3,314,895	—	3,314,895
Sovereign Debt Obligations	—	680,054	—	680,054
Total Short-Term Investments	91,389,232	43,394,806	—	134,784,038
Forward Foreign Currency Contracts†	—	1,137,524	—	1,137,524
Futures Contracts†
Buys	1,235,983	—	—	1,235,983
Sales	52,333	—	—	52,333
Total Futures Contracts	1,288,316	—	—	1,288,316

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
OTC Interest Rate Swaps	$—	$21,433	$—	$21,433
Centrally Cleared Interest Rate Swaps†	—	109,662	—	109,662
Centrally Cleared Credit Default Swaps	—	333,359	—	333,359
OTC Total Return Swap	—	133,166	—	133,166
Total Swaps	—	597,620	—	597,620
Total	$122,178,783	$1,834,316,531	$1,257,527	$1,957,752,841
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(908,070)	$—	$(908,070)
Futures Contracts†
Buys	(65,858)	—	—	(65,858)
Sales	(351,417)	—	—	(351,417)
Total Futures Contracts	(417,275)	—	—	(417,275)
Reverse Repurchase Agreement	—	(313,201)	—	(313,201)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(429,888)	—	(429,888)
OTC Credit Default Swap	—	(355,742)	—	(355,742)
Centrally Cleared Credit Default Swaps†	—	(23,593)	—	(23,593)
Total Swaps	—	(809,223)	—	(809,223)
Total	$(417,275)	$(2,030,494)	$—	$(2,134,568)

†
Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps, if any, are valued at unrealized appreciation (depreciation). Only current day's variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Short Duration Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$74,154,809	$—	$74,154,809
Short-Term Investments
Mutual Fund - Securities Lending Collateral	676,925	—	—	676,925
U.S. Government and Agency Obligation	—	63,192	—	63,192
Total Short-Term Investments	676,925	63,192	—	740,117
Total	$676,925	$74,218,001	$—	$74,894,926
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(629)	$—	$—	$(629)
Sales	(185)	—	—	(185)
Total Futures Contracts	(814)	—	—	(814)
Swaps
Centrally Cleared Credit Default Swap†	—	(346)	—	(346)
Total	$(814)	$(346)	$—	$(1,160)

†
Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation (depreciation). Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

(c) Investments in derivative instruments
1.
Repurchase agreements
Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. See the Opportunistic Fixed Schedules of Investments for a listing of open Repurchase Agreements as of September 30, 2025.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

2.
Foreign currency translation
The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund's Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.
3.
Forward foreign currency contracts
The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.
Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.
During the period ended September 30, 2025, Core Fixed and Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. See the Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2025.
4.
Futures
A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.
A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.
When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the futures commission merchant. Thereafter, a “variation margin” may be paid by the Fund to or drawn by the Fund from such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities, or currencies, subject to the futures contracts, and the change in value is recorded by the Fund as a

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

variation margin payable or receivable on the Statements of Assets and Liabilities. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.
A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and the Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.
In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Funds. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Funds.
While certain futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.
Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future generally is an uncleared agreement resembling a total return swap transaction in which a Fund will commit to receive positive or negative returns on one or more specified equity index futures contracts in exchange for an agreed upon payment by the Fund to the counterparty. If the underlying asset declines in value over the term of the total return swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statements of Operations.
During the period ended September 30, 2025, Small/Mid Cap, Non-US Core Equity and Emerging Markets used futures to equitize cash. Core Fixed, Opportunistic Fixed and Short Duration Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain emerging market country indices in the Fund. See each Fund's Schedule of Investments for a listing of open futures contracts as of September 30, 2025.
5.
Options
The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.
The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.
Whether an option which a Fund has written expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.
A Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.
During the period ended September 30, 2025, Core Fixed and Opportunistic Fixed used options for tail risk hedging (i.e., hedging strategies designed to protect against large unexpected market movements) and to manage currency, interest rate, duration and volatility exposure.
6.
Swaps
Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including but not limited to, interest rate, currency, credit default, index, and total return swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
A Fund may pay or receive an upfront payment upon entering into a swap agreement. Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statements of Operations.
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statements of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

The credit default swaps may have as reference obligations of one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swaps on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.
In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.
The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to the Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Fund will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.
Whether a Fund’s use of swaps or swap options will be successful in achieving the Fund’s investment objective will depend on the Sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of the default or bankruptcy of a swap counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.
If there is a default by the counterparty to an uncleared swap, a Fund will be limited to contractual

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

remedies pursuant to the agreements related to the transaction. There is no assurance that a swap counterparty will be able to meet its obligations pursuant to a swap or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap. However, the amount at risk is, subject to some exceptions, generally only the net unrealized gain, if any, on the swap not the entire notional amount. The Sub-adviser that enters into the swap will closely monitor, subject to the oversight of the Derivatives Risk Manager for the Funds, the creditworthiness of swap counterparties in order to minimize the counterparty risk of swaps.
Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven (7) days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Adviser may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Certain standardized swaps, including certain U.S. dollar and non-U.S. dollar denominated interest rate and credit default index swaps, are subject to mandatory clearing, which interposes a central clearing house as the counterparty to each participant's swap, and exchange-trading. Additional swap asset classes are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for cleared derivatives is generally considered to be lower than for uncleared derivatives, but cleared contracts are not risk-free. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Central clearing and exchange trading is required by the CFTC for many instruments traded in the swaps market. In addition, uncleared swaps that are subject to regulatory collateral requirements could adversely affect a Fund’s ability to enter into swaps in the OTC market. The establishment of a centralized exchange or market for cleared swap transactions may not result in swaps being easier to value or trade. However, swap dealers, major swap participants, and swap counterparties may experience other new and/or additional regulations, requirements, compliance burdens, and associated costs. U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund's use of such instruments, and further may exert a negative effect on a Fund’s ability to meet its investment objective, either through limits or requirements imposed on the Fund or its counterparties. Specifically, position limits imposed on a Fund or its counterparties may affect that Fund’s ability to invest in futures, options, and swaps in a manner consistent with the Fund’s investment objective and strategies.
In a cleared swap transaction, the Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin payable or receivable for the change in value as appropriate on the Statements of Assets and Liabilities. Only certain derivative transactions are currently eligible for clearing by clearinghouses.
A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.
The swaps in which a Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Like most other investments, swaps are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Sub-adviser will not accurately forecast future market trends or the values of assets, reference rates, indices, or other economic factors in establishing swap positions for the Fund. If a Sub-adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund's investments. If the Sub-adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.
During the period ended September 30, 2025, Core Fixed, Opportunistic Fixed and Short Duration Fixed used swaps to adjust interest rate and yield curve exposure or to manage interest fluctuation and credit exposure. See Core Fixed and Opportunistic Fixed Schedules of Investments for a listing of open swaps as of September 30, 2025.
7.
Reverse repurchase agreements
The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. During the reverse repurchase agreement period, each Fund continues to receive principal and interest payments on these securities. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Funds to counterparties are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities, if any.
As of September 30, 2025, Opportunistic Fixed Income Fund had investments in reverse repurchase agreements with Barclays with a market value of $313,201. As of September 30, 2025, the reverse repurchase agreement held by Opportunistic Fixed Income Fund had an open maturity date.
Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.
The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

	September 30, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	Between 30 & 90 Days	Greater Than 90 Days	On Demand	Total
Opportunistic Fixed
Reverse Repurchase Agreement
Sovereign Debt Obligations	$—	$—	$—	$—	$313,201	$313,201
	$—	$—	$—	$—	$313,201	$313,201
8.
Derivatives risk exposures
At September 30, 2025 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:
	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Small/Mid Cap
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$207,749	$207,749
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	5,991,989	5,991,989
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	(195,981)	(195,981)
Emerging Markets
Asset Derivatives
Futures Contracts(1)	—	—	—	448,849	448,849
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	9,318,625	9,318,625
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	746,335	746,335
Non-US Core Equity
Asset Derivatives
Futures Contracts(1)	—	—	—	1,092,185	1,092,185
Net Realized Gain (Loss)(2)
Futures Contracts	—	—	—	13,530,922	13,530,922
Change in Appreciation (Depreciation)(3)
Futures Contracts	—	—	—	1,397,074	1,397,074

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Core Fixed
Asset Derivatives
Futures Contracts(1)	$215,421	$—	$—	$—	$215,421
Forward Foreign Currency Contracts(4)	—	96,818	—	—	96,818
Centrally Cleared Swap Contracts(5)	234,432	—	2,519	—	236,951
Total Value	$449,853	$96,818	$2,519	$—	$549,190
Liability Derivatives
Futures Contracts(1)	(70,344)	—	—	—	(70,344)
Forward Foreign Currency Contracts(6)	—	(134,066)	—	—	(134,066)
Centrally Cleared Swap Contracts(7)	(351,293)	—	—	—	(351,293)
Total Value	$(421,637)	$(134,066)	$—	$—	$(555,703)
Net Realized Gain (Loss)(2)
Options Written	32,550	—	—	—	32,550
Swaps Contracts	6,125	—	(105,561)	—	(99,436)
Futures Contracts	(107,319)	—	—	—	(107,319)
Forward Foreign Currency Contracts	—	(2,773,793)	—	—	(2,773,793)
Total Realized Gain (Loss)	$(68,644)	$(2,773,793)	$(105,561)	$—	$(2,947,998)
Change in Appreciation (Depreciation)(3)
Options Written	419	—	—	—	419
Swaps Contracts	(15,134)	—	(61,946)	—	(77,080)
Futures Contracts	(495,212)	—	—	—	(495,212)
Forward Foreign Currency Contracts	—	739,957	—	—	739,957
Total Change in Appreciation (Depreciation)	$(509,927)	$739,957	$(61,946)	$—	$168,084
Opportunistic Fixed
Asset Derivatives
Futures Contracts(1)	1,288,316	—	—	—	1,288,316
Forward Foreign Currency Contracts(4)	—	1,137,524	—	—	1,137,524
OTC Swaps Contracts	21,433	—	—	3,533,166	3,554,599
Centrally Cleared Swap Contracts(5)	109,662	—	333,359	—	443,021
Total Value	$1,419,411	$1,137,524	$333,359	$3,533,166	$6,423,460
Liability Derivatives
Futures Contracts(1)	(417,275)	—	—	—	(417,275)
Forward Foreign Currency Contracts(6)	—	(908,070)	—	—	(908,070)
OTC Swaps Contracts	—	—	(355,742)	—	(355,742)
Centrally Cleared Swap Contracts(5)	(429,888)	—	(23,593)	—	(453,481)
Total Value	$(847,163)	$(908,070)	$(379,335)	$—	$(2,134,568)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Net Realized Gain (Loss)(2)
Options Purchased	$(5,089)	$—	$—	$—	$(5,089)
Options Written	171,665	—	—	—	171,665
Swaps Contracts	(399,135)	—	6,862,090	227,867	6,690,822
Futures Contracts	(3,476,362)	—	—	—	(3,476,362)
Forward Foreign Currency Contracts	—	(6,904,751)	—	—	(6,904,751)
Total Realized Gain (Loss)	$(3,708,921)	$(6,904,751)	$6,862,090	$227,867	$(3,523,715)
Change in Appreciation (Depreciation)(3)
Swaps Contracts	1,013,192	—	2,384,594	190,114	3,587,900
Futures Contracts	986,390	—	—	—	986,390
Forward Foreign Currency Contracts	—	1,003,717	—	—	1,003,717
Total Change in Appreciation (Depreciation)	$1,999,582	$1,003,717	$2,384,594	$190,114	$5,578,007
Short Duration Fixed
Liability Derivatives
Futures Contracts(1)	(814)	—	—	—	(814)
Centrally Cleared Swap Contracts(5)	—	—	(346)	—	(346)
Total Value	$(814)	$—	$(346)	$—	$(1,160)
Net Realized Gain (Loss)(2)
Swaps Contracts	—	—	2,455	—	2,455
Futures Contracts	29,669	—	—	—	29,669
Total Realized Gain (Loss)	$29,669	$—	$2,455	$—	$32,124
Change in Appreciation (Depreciation)(3)
Swaps Contracts	—	—	(346)	—	(346)
Futures Contracts	(26,615)	—	—	—	(26,615)
Total Change in Appreciation (Depreciation)	$(26,615)	$—	$(346)	$—	$(26,961)

(1)
Cumulative appreciation (depreciation) on open futures contracts is disclosed within the Schedule of Investments under the
“Futures Contracts” section. Only current day’s variation margin receivable or payable, if any, is reported on the Statements of Assets and Liabilities.

(2)
Statements of Operations location: Amounts are included in Net realized gain (loss) on Forward foreign currency contracts,
Closed futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(3)
Statements of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Forward foreign currency contracts, Open futures contracts, Purchased option contracts, Written option contracts and Swap contracts, if any.

(4)	Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
(5)
Centrally Cleared Swaps are valued at unrealized appreciation (depreciation) on the Schedule of Investments. Only current day's variation margin receivable or payable, if any, is reported on the Statements of Assets and Liabilities.

(6)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
(7)
Centrally Cleared Swaps are valued at unrealized appreciation (depreciation) on the Schedule of Investments. Only current day's variation margin receivable or payable, if any, is reported on the Statement of Assets and Liabilities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

For the period ended September 30, 2025, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:(1)
	Options Purchased	Swaps Contracts	Buy Futures Contracts	Sell Futures Contracts	Options Written	Forward Foreign Currency Contracts
Small/Mid Cap	$—	$—	$26,778,623	$—	$—	$—
Emerging Markets	—	—	46,034,253	—	—	—
Non-US Core Equity	—	—	115,159,053	—	—	—
Core Fixed	—	82,587,666	75,517,326	(8,142,603)	(255,000)	81,569,696
Opportunistic Fixed	—	291,813,106	180,856,920	(91,980,723)	(12,370,000)	516,554,458
Short Duration Fixed	—	750,000	8,915,918	(2,023,023)	—	—

(1)	Amounts disclosed represent the average number of contracts or notional amounts outstanding for the months that the Funds held such derivatives during the period ended September 30, 2025.
9.
Netting agreements and collateral requirements
In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of a Fund, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with certain collateral held and/or posted and create a net payment. The provisions of the ISDA Master Agreement typically permit a net payment in the event of default including the bankruptcy or insolvency of the counterparty. Absent an event of default by the counterparty or termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund's credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund's net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash collateral held at broker or cash collateral due to broker, respectively. Non-cash collateral pledged by or received by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold before a transfer is required, which is determined each day at the close of business of the Fund, typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

such agreement and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from their counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The Funds are required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowings transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Funds' derivative assets and liabilities at fair value by risk are presented in the tables above. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Only forward foreign currency contracts, OTC swaps and OTC options assets and liabilities are subject to master netting agreements.
The following tables present the Funds' derivative assets and liabilities by counterparty, net of amounts available for offset under a Master Netting Agreement (“MNA”) and net of related collateral received by the Funds for assets or pledged by the Funds for liabilities as of September 30, 2025.
Core Fixed
Offsetting of financial assets and derivative assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Barclays Bank PLC	$96,818	$(96,538)	$—	$—	$280
Offsetting of financial liabilities and derivative liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Barclays Bank PLC	$(96,538)	$96,538	$—	$—	$—
JPMorgan Chase Bank N.A.	(37,528)	—	—	—	(37,528)
Total	$(134,066)	$96,538	$—	$—	$(37,528)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Opportunistic Fixed
Offsetting of financial assets and derivative assets:
Counterparty	Derivative Assets Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Received	Cash Collateral Received*	Net Amount of Derivative Assets(a)
Australia and New Zealand Banking Group	$1,902	$—	$—	$—	$1,902
Bank of America, N.A.	48,644	(48,644)	—	—	—
Barclays Bank PLC	64,743	(64,743)	—	—	—
BNP Paribas S.A.	115,423	(1,218)	—	—	114,205
Citibank N.A.	111,440	(111,440)	—	—	—
Deutsche Bank AG	54,468	(47,820)	—	—	6,648
Goldman Sachs & Co.	38,819	(12,766)	—	—	26,053
Goldman Sachs International	90,056	(68,987)	(21,069)	—	—
HSBC Bank PLC	50,475	(50,475)	—	—	—
JPMorgan Chase Bank N.A.	326,890	(51,756)	—	—	275,134
Merrill Lynch International	10,515	(10,515)	—	—	—
Morgan Stanley and Co. International PLC	40,942	(16,177)	—	—	24,765
Natwest Markets PLC	1,682	(1,682)	—	—	—
Standard Chartered Bank	292,148	(285,184)	—	—	6,964
State Street Bank and Trust	14,912	(4,766)	—	—	10,146
UBS AG	986	—	—	—	986
Wells Fargo Bank N.A.	13,351	(13,351)	—	—	—
Westpac Banking Corp.	14,727	—	—	—	14,727
Total	$1,292,123	$(789,524)	$(21,069)	$—	$481,530
Offsetting of financial liabilities and derivative liabilities:
Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Bank of America, N.A.	$(112,885)	$48,644	$61,000	$—	$(3,241)
Barclays Bank PLC	(419,307)	64,743	354,000	—	(564)
BNP Paribas S.A.	(1,218)	1,218	—	—	—
Citibank N.A.	(153,124)	111,440	—	—	(41,684)
Credit Agricole CIB	(522)	—	—	—	(522)
Deutsche Bank AG	(47,820)	47,820	—	—	—
Goldman Sachs & Co.	(12,766)	12,766	—	—	—
Goldman Sachs International	(68,987)	68,987	—	—	—
HSBC Bank PLC	(54,100)	50,475	—	—	(3,625)
JPMorgan Chase Bank N.A.	(51,756)	51,756	—	—	—
Merrill Lynch International	(14,085)	10,515	—	—	(3,570)
Morgan Stanley and Co. International PLC	(16,177)	16,177	—	—	—

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Counterparty	Derivative Liabilities Subject to MNA	Derivative Assets/(Liabilities) available for offset	Non-cash Collateral Pledged	Cash Collateral Pledged*	Net Amount of Derivative Liabilities(b)
Natwest Markets PLC	$(6,356)	$1,682	$—	$—	$(4,674)
Standard Chartered Bank	(285,184)	285,184	—	—	—
State Street Bank and Trust	(4,766)	4,766	—	—	—
Wells Fargo Bank N.A.	(14,759)	13,351	—	—	(1,408)
Total	$(1,263,812)	$789,524	$415,000	$—	$(59,288)

(a)	Represents the net amount receivable from the counterparty in the event of default.
(b)	Represents the net amount payable to the counterparty in the event of default.
*	In some instances, the actual collateral received and/or pledged may be more than the derivative asset or liability due to overcollateralization.
(d) Investments in other securities
1.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Each Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, each Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, each Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At September 30, 2025, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
GC Ferry Acquisition I, Inc.	$94,792	$94,792	$93,950	$(842)
June Purchaser LLC	214,286	215,303	215,123	(180)
Pinnacle Buyer LLC	181,452	181,452	181,868	416
Secretariat Advisors LLC	146,666	146,294	146,850	556
USALCO LLC	140,216	140,216	140,129	(87)
Van Pool Transportation LLC	26,313	26,120	26,461	341
	$803,725	$804,177	$804,381	$204
2.
Indexed securities
The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

3.
Mortgage-related and other asset-backed securities
The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed, Opportunistic Fixed and Short Duration Fixed as of September 30, 2025.
4.
Real estate investment trusts
The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2025.
5.
When-issued securities/TBA securities
Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund's NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.
A Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”. See the Schedules of Investments for TBA and when-issued securities held as of September 30, 2025.
To mitigate counterparty risk, certain Funds have entered into Master Securities Forward Transaction Agreements (or MSFTAs) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions (including TBA securities) with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At September 30, 2025, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.
(e) Securities transactions and related investment income
Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the respective country's tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.
(f) Cash, cash equivalents and short-term investments
A Fund may invest a portion of its assets in cash and cash equivalents. Cash and cash equivalents are defined as cash and bank balances as well as short-term investments with a maturity of less than three months from the acquisition date. The cost of cash and cash equivalents approximates fair value.
A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.
A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund's net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.
(g) Securities lending
A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked to market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As of period end September 30, 2025, securities on loan were collateralized by Cash and/or U.S. Government Obligations. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.
Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), acting as securities lending agent, is authorized to lend the Funds' portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.
Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at September 30, 2025. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower shall be required to deliver, by the close of business on the following business day, an additional amount of collateral so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. Cash collateral is invested in State Street Navigator Securities Lending Government Money Market Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2025 were as follows:
	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Small/Mid Cap	$77,920,408	$7,953,600	$71,513,808
Emerging Markets	34,392,237	5,249,372	30,295,745
Non-US Core Equity	172,745,754	95,077,298	85,867,819
Core Fixed	25,263,394	17,513,785	8,299,967
Opportunistic Fixed	91,920,022	91,389,232	3,092,185
Short Duration Fixed	663,596	676,925	—
For Small/Mid Cap, Emerging Markets and Non-US Core Equity, all of the securities on loan collateralized by cash are classified as Common Stocks in each Fund’s Schedule of Investments at September 30, 2025, with a contractual maturity of overnight and continuous. For Core Fixed and Short Duration Fixed, all of the securities on loan collateralized by cash are classified as Corporate Debt in each Fund’s Schedule of Investments at September 30, 2025, with a contractual maturity of overnight and continuous.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

For Opportunistic Fixed, the values of the security loan obligations are classified as follows at September 30, 2025:
Opportunistic Fixed
	Remaining Contractual Maturity of the Agreements As of September 30, 2025
	Overnight and Continuous	˂ 30 days	Between 30 & 90 days	˃ 90 days	Total
Securities Lending Transactions
Common Stocks	$54,289	$—	$—	$—	$54,289
Convertible Debt	5,205,482	—	—	—	5,205,482
Corporate Debt	80,343,309	—	—	—	80,343,309
Sovereign Debt Obligations	5,578,499	—	—	—	5,578,499
Investment Companies	200,998	—	—	—	200,998
Preferred Stocks	6,653	—	—	—	6,653
Total Borrowings	$91,389,232	$—	$—	$—	$91,389,232
Gross amount of recognized liabilities for securities lending transaction					91,389,232
(h) Taxes and distributions
The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.
As of September 30, 2025, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments and derivatives were as follows:
	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small/Mid Cap	$1,338,556,014	$335,738,426	$(89,055,609)	$246,682,817
Emerging Markets	1,009,886,400	197,004,760	(123,073,040)	73,931,720
Non-US Core Equity	2,948,417,037	935,657,581	(117,687,679)	817,969,902
Core Fixed	1,461,192,033	21,539,570	(37,291,171)	(15,751,601)
Opportunistic Fixed	1,916,988,993	49,610,078	(11,869,690)	37,740,388
Short Duration Fixed	74,189,262	730,927	(25,263)	705,664
The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies, futures contracts mark to market and other basis adjustments. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or the results of operations. These differences primarily relate to swap income, gains and losses from passive foreign investment companies and other basis adjustments during the period ended September 30, 2025.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.
(i) Allocation of expenses and income
The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.
(j) Redemption fees
While none of the Funds’ share classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than thirty (30) days may be assessed a 2% short-term trading fee and recorded as paid-in capital.
3.
Credit agreement
The Trust has entered into a Credit Agreement on behalf of the Funds (the “Credit Agreement”) with State Street Bank and Trust Company in order to establish a committed, unsecured revolving line of credit. The current term of the line of credit under the Credit Agreement is through January 16, 2026. Borrowings for each Fund under the Credit Agreement are limited to the lesser of $50,000,000 or 33 1/3% of a Fund’s Adjusted Net Assets provided borrowings did not exceed, in the aggregate, $50,000,000. Under the terms of the Credit Agreement, the Trust pays an annual commitment fee at the rate 0.25% per year on the difference between the total line of credit and the average daily amount of borrowings outstanding. Interest is charged to the Funds based on its borrowings at a variable rate per annum equal to the Applicable Rate plus the Applicable Margin, which rate shall be subject to change from time to time as and when the Applicable Rate changes (as such terms are defined in the Credit Agreement). The Funds did not borrow under the Credit Agreement during the period ended September 30, 2025.
4.
Indemnities
In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
5.
Fees and other transactions with affiliates
As of September 30, 2025, the Adviser provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Adviser a fee for managing the Fund’s investments at an annual rate of:
Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Small/Mid Cap	0.90%	0.88%	0.83%

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Investment Advisory Fee* on Net Assets
	Average net assets up to $750 million	Average net assets in excess of $750 million up to $1 billion	Average net assets in excess of $1 billion
Emerging Markets	0.80%	0.78%	0.73%
Non-US Core Equity	0.75%	0.73%	0.68%
Core Fixed	0.35%	0.33%	0.28%
Opportunistic Fixed	0.80%	0.78%	0.73%
Short Duration Fixed	0.30%	0.28%	0.23%

* Consists of the total advisory fee payable by the Funds to the Adviser. The Adviser is responsible for paying the subadvisory fees.
The Adviser has contractually agreed, until at least July 31, 2026, to waive any portion of its management fee that exceeds the aggregate amount of the sub-advisory fees that the Adviser is required to pay to a Fund's Sub-adviser. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund's Board. The fees waived by the Adviser pursuant to this expense waiver agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived are shown in the Advisory fee waiver line in the Statements of Operations.
With respect to Short Duration Fixed, the Adviser has also contractually agreed, until at least July 31, 2026, to waive fees and/or reimburse Fund expenses to the extent that annual fund operating expenses, net of the management fee waiver described in the note above, exceed 0.70% for Adviser Class shares, 0.45% for Class I shares, 0.35% for Class Y-2 shares and 0.20% for Class Y-3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, 12b-1 fees, non-12b-1 shareholder administrative services fees, brokerage expenses, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. This contractual fee waiver and reimbursement agreement cannot be eliminated prior to July 31, 2026 without the approval of the Fund’s Board. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The fees waived and/or reimbursed are shown in the Expense reimbursement line in the Statements of Operations.
The Adviser provides certain internal administrative services to the Adviser Class, Class I and Class Y-2 shares of the Funds, for which the Adviser receives a fee of 0.15%, 0.15% and 0.15% of the average daily net assets of the Adviser Class, Class I and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring, and overseeing non-advisory relationships with entities providing services to the Adviser Class, Class I and Class Y-2 shares, including the transfer agent. As of September 30, 2025, all Funds had Class I shares outstanding, except for Short Duration Fixed. As of September 30, 2025, there were no Adviser Class or Class Y-2 shares of any of the Funds outstanding and, as such, the Adviser did not receive any administrative services fees from those classes of those Funds for the period ended September 30, 2025.
The Funds have adopted a plan of marketing and service, or “12b-1 plan,” to finance the provision of certain shareholder services to the owners of Adviser Class shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% of each Fund’s Adviser Class shares. There were no Advisor Class shares of any of the Funds outstanding as of September 30, 2025, and as a result, no 12b-1 fees were paid by any of the Funds for the period ended September 30, 2025.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

6.
Purchases and sales of securities
Cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, for the period ended September 30, 2025, were as follows:
	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Small/Mid Cap	$—	$372,056,596
Emerging Markets	—	210,784,522
Non-US Core Equity	—	959,537,753
Core Fixed	772,063,185 *	172,361,749
Opportunistic Fixed	1,062,105,203 **	1,934,620,055
Short Duration Fixed	43,285,210	26,162,092

	Long-Term U.S. Government Securities	Other Long-Term Securities
Sales
Small/Mid Cap	$—	$538,904,508
Emerging Markets	—	233,752,509
Non-US Core Equity	—	1,517,695,851
Core Fixed	989,331,819 *	467,967,482
Opportunistic Fixed	1,020,835,238 **	1,894,231,099
Short Duration Fixed	42,440,564	16,481,658

*	Includes purchases of $98,329,609 and sales of $105,363,789 for TBA securities.
**	Includes purchases of $537,467,431 and sales of $407,063,480 for TBA securities.

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

7.
Share transactions
Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:
Small/Mid Cap
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	10,713,286	$113,659,036	24,254,537	$278,212,262
Shares issued to shareholders in reinvestment of distributions	—	—	13,614,483	160,106,322
Shares repurchased	(28,885,527)	(305,142,762)	(32,101,408)	(373,632,692)
Net increase (decrease)	(18,172,241)	$(191,483,726)	5,767,612	$64,685,892
Class I:
Shares sold	27,956	301,492	595,937	6,940,335
Shares issued to shareholders in reinvestment of distributions	—	—	47,223	554,868
Shares repurchased	(726,361)	(8,138,345)	(171,711)	(1,992,808)
Net increase (decrease)	(698,405)	$(7,836,853)	471,449	$5,502,395

Emerging Markets
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	6,123,212	$48,459,313	9,894,856	$76,181,388
Shares issued to shareholders in reinvestment of distributions	—	—	2,036,759	15,825,614
Shares repurchased	(14,965,185)	(130,899,281)	(56,921,271)	(439,520,189)
Net decrease	(8,841,973)	$(82,439,968)	(44,989,656)	$(347,513,187)
Class I:
Shares sold	1,863	15,000	72,712	554,614
Shares issued to shareholders in reinvestment of distributions	—	—	—**	1
Shares repurchased	(108,896)	(965,810)	(80,824)	(624,770)
Net decrease	(107,033)	$(950,810)	(8,112)	$(70,155)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Non-US Core Equity
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	23,481,805	$288,058,761	55,007,346	$607,990,810
Shares issued to shareholders in reinvestment of distributions	—	—	26,098,308	272,205,349
Shares repurchased	(78,121,865)	(958,677,795)	(100,367,508)	(1,124,307,787)
Net decrease	(54,640,060)	$(670,619,034)	(19,261,854)	$(244,111,628)
Class I:
Shares sold	13,593,123	169,624,894	13,237,017	147,082,613
Shares issued to shareholders in reinvestment of distributions	—	—	1,930,574	20,097,274
Shares repurchased	(1,844,724)	(22,420,789)	(3,612,861)	(38,462,820)
Net increase	11,748,399	$147,204,105	11,554,730	$128,717,067

Core Fixed
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	29,042,920	$262,849,633	91,031,661	$814,323,702
Shares issued to shareholders in reinvestment of distributions	1,093,525	10,065,800	9,680,009	85,668,080
Shares repurchased	(89,273,699)	(803,080,595)	(89,429,933)	(813,195,755)
Net increase (decrease)	(59,137,254)	$(530,165,162)	11,281,737	$86,796,027
Class I:
Shares sold	205,207	1,833,624	194,749	1,753,051
Shares issued to shareholders in reinvestment of distributions	6,939	63,863	85,294	755,702
Shares repurchased	(700,946)	(6,348,845)	(3,354,258)	(30,411,398)
Net decrease	(488,800)	$(4,451,358)	(3,074,215)	$(27,902,645)

Mercer Funds
Notes to Financial Statements (Continued)
September 30, 2025

Opportunistic Fixed
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	19,916,111	$166,150,409	54,680,306	$464,386,034
Shares issued to shareholders in reinvestment of distributions	2,338,627	20,217,049	14,342,374	117,464,048
Shares repurchased	(43,371,188)	(366,984,319)	(54,857,782)	(467,039,240)
Net increase (decrease)	(21,116,450)	$(180,616,861)	14,164,898	$114,810,842
Class I:
Shares sold	9,063	74,692	168,371	1,404,573
Shares issued to shareholders in reinvestment of distributions	—**	3	1	7
Shares repurchased	(376,541)	(3,215,116)	(119,754)	(1,001,580)
Net increase (decrease)	(367,478)	$(3,140,421)	48,618	$403,000

Short Duration Fixed
	Six Months Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,076,410	$20,974,773	1,757,434	$17,668,218
Shares issued to shareholders in reinvestment of distributions	140,470	1,420,649	313,483	3,159,886
Shares repurchased	(1,085,022)	(10,928,912)	(1,748,532)	(17,572,699)
Net increase	1,131,858	$11,466,510	322,385	$3,255,405

**	Rounds to less than one share.
8.
Certain risks
In the normal course of business, the Funds invest in securities or other instruments and may enter into transactions, and such activities subject each Fund to various risks, including fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations (credit risk). Investments in foreign securities involve certain risks, including foreign currency fluctuations and those related to political or economic instability.
Additional risks associated with certain of the Funds’ investments are described above within the respective security type notes. A more complete description of risks is included in the Funds' prospectus and statement of additional information.
Global Economies Risk: Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds' investments may go down.

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Notes to Financial Statements (Continued)
September 30, 2025

In recent years, economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Funds' investments, impair the Funds' ability to satisfy redemption requests, and negatively impact the Funds' performance.
9.
Subsequent events
Management has evaluated the impact of subsequent events through November 17, 2025, the date the financial statements were issued, for possible adjustment to and/or additional disclosure in the Funds' financial statements. Management has determined that there are no material events that would require adjustment to and/or additional disclosure in the Funds' financial statements through this date.

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Additional Information (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies: No changes or disagreements with Accountants.
Item 9. Proxy Disclosures for Open-End Management Investment Companies: No Proxy Votes during the reporting period.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies: Refer to Statement of Operations filed under Item 7(a) of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board Approval of the Investment Management Agreement for the Funds and Subadvisory Agreements for the Funds during the period April 1, 2025 through September 30, 2025
June 23-24, 2025 Board Meeting
Mercer US Small/Mid Cap Equity Fund
Mercer Non-US Core Equity Fund
Mercer Emerging Markets Equity Fund
Mercer Core Fixed Income Fund
Mercer Opportunistic Fixed Income Fund
Renewal of the Investment Management Agreement for the Funds
At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Mercer Funds (the “Trust”) held on June 23-24, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Investments LLC, the Trust’s investment adviser (the “Adviser” and such Trustees collectively, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Adviser and the Trust (the “Investment Management Agreement”) with respect to each series of the Trust (each a “Fund,” and collectively, the “Funds”), consisting of: Mercer US Small/Mid Cap Equity Fund (the “Small/Mid Cap Fund”), Mercer Non-US Core Equity Fund (the “Non-US Core Equity Fund”), Mercer Emerging Markets Equity Fund (the “Emerging Markets Fund”), Mercer Short Duration Fixed Income Fund (the “Short Duration Fund”), Mercer Core Fixed Income Fund (the “Core Fixed Income Fund”), and Mercer Opportunistic Fixed Income Fund (the “Opportunistic Fixed Income Fund”).
In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials furnished by the Adviser that were prepared for this Meeting, including:
(i) the Investment Management Agreement with respect to the Adviser’s management of the assets of each Fund;
(ii) information comparing each Fund’s performance (Class Y-3 shares) over various time periods to the performance of a peer group and peer universe of registered investment companies (“funds”) as selected by Broadridge, an independent, nationally recognized provider of investment company data, to be comparable to the Fund based on each Fund’s classification/objective and as contained in a report prepared by Broadridge (the “Broadridge Report” and such peer funds, the “performance group” and “performance universe,” respectively);
(iii) information describing the nature, extent, and quality of the services that the Adviser provided to the Funds; the fees that the Adviser charged to the Funds for these services; and a comparison of those fees to the fees paid by a peer group of funds as selected by Broadridge to be comparable to the Funds (i.e., with similar operating structures) and as contained in the Broadridge Report (the “expense group”);

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Additional Information (Unaudited) (Continued)

(iv) the Funds’ management fee waiver agreement (the “Fee Waiver Agreement”), which applies on a Fund-by-Fund basis and requires the Adviser to waive any portion of the management fee it is entitled to under the Investment Management Agreement with respect to each Fund that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to a Fund’s subadvisers (the “Subadvisers”) for the management of their allocated portions of the subject Fund;
(v) the supplemental expense limitation agreement for the Short Duration Fund (together with the Fee Waiver Agreement, the “Fee Waiver Arrangements”);
(vi) information regarding the Adviser’s business and operations and associated personnel, including portfolio management and leadership teams; financial position; and compliance program;
(vii) information comparing each Fund’s operating expenses to those of the expense group; and
(viii) information regarding the benefits that the Adviser derived (or may derive in the future) as a result of its relationship with the Funds.
The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Adviser, both at the Meeting and throughout the course of the year at regularly scheduled and special Board meetings. The Independent Trustees also evaluated the Adviser’s answers and responses to the questions and information requests contained in an information request letter (the “15(c) Information Request Letter”) that was submitted to the Adviser on behalf of the Independent Trustees for use in connection with the contract renewal process, as well as certain responses to follow-up items that had been requested on behalf of the Independent Trustees by their independent legal counsel.
During their review of this information, the Independent Trustees considered the factors that they deemed relevant with respect to the Adviser, including: the nature, extent, and quality of the services that were provided to the Funds by the Adviser; the Adviser’s investment management personnel and operations; the performance of the Funds; the Funds’ expense levels, including the effect of the Fee Waiver Agreement on Fund expenses; the fact that the Adviser was not realizing a direct profit from the investment advisory services it provides to the Funds under the Investment Management Agreement as a result of the Fee Waiver Agreement; and any ancillary benefits to the Adviser and its affiliates of the Adviser’s relationship with the Funds. The Independent Trustees also considered the nature, extent, and quality of the non-advisory services that the Adviser and its affiliates provided to the Funds. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.
In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:
(a) The nature, extent, and quality of the services that were provided by the Adviser. The Independent Trustees reviewed the services that the Adviser had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Adviser’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which Adviser personnel performed their duties. In this regard, the Independent Trustees considered that, while the Adviser focused to a substantial extent on the selection, evaluation, and oversight of the Funds’ Subadvisers, consistent with the Trust’s multi-manager structure, the Adviser had various other responsibilities as the Funds’ investment adviser, such as: the provision of investment advice, including with respect to portfolio construction generally; the allocation of each Fund’s assets among multiple Subadvisers and the oversight of Subadviser transitions; the negotiation of subadvisory fees, where the Adviser sought to achieve and maintain an appropriate and competitive level of fees and fee structure; the oversight of the Funds’ compliance with applicable law, including administration of the Funds’ compliance policies and procedures; and implementation of certain risk management programs. In considering the Adviser’s oversight of the Funds’

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Additional Information (Unaudited) (Continued)

Subadvisers, the Independent Trustees noted the Adviser’s monitoring and review of each Subadviser’s: investment performance and processes; compliance with the applicable Fund’s investment objective, policies, and limitations, including portfolio investment guidelines; portfolio security brokerage and trading practices; and use of derivatives or other complex financial instruments, among other matters.
The Independent Trustees considered the Adviser’s ability and willingness, over various periods, to recommend to the Board the restructuring of a Fund in an effort to improve the Fund’s risk/return profile and/or performance over the longer term by identifying instances where it was appropriate to: add a new Subadviser, replace a current Subadviser, reallocate Fund assets among current Subadvisers, utilize a new strategy of a current Subadviser, or implement a combination of these or other measures. In considering the services provided by the Adviser in connection with the review, selection, evaluation and monitoring of Subadvisers for the Funds, the Independent Trustees noted the fact that the Adviser has access to, through its affiliates, significant manager research and related services that an investment adviser to a fund complex of similar size as the Funds might not otherwise be able to provide.
The Independent Trustees considered the Trust’s multi-manager structure, and the services required by the Trust under that structure, as compared to an investment company without multiple subadvisers. The Independent Trustees also considered the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Adviser, such as supervision of the Funds’ third-party service providers and certain shareholder administrative services for Class I shares of the Funds (as applicable). The Independent Trustees considered the Adviser’s capabilities in providing the administrative, legal and compliance services needed to support management of the Funds, and also considered the scope and substance of the Adviser’s regulatory and compliance policies, procedures, and systems. The Independent Trustees further noted the Adviser’s willingness to add or replace personnel in order to ensure that appropriate staffing levels were maintained.
Based on their consideration and review of the foregoing, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, will benefit from the Adviser’s ability to continue to provide these services, and concluded that such services supported the continuation of the Investment Management Agreement with the Adviser.
(b) The costs of the services provided and the profits realized by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The Independent Trustees compared each Fund’s contractual and actual management fee and total expense ratio (i.e., net expense ratio after the Fee Waiver Agreement and including Rule 12b-1/non-12b-1 fees) to the Fund’s respective expense group as selected by Broadridge in the Broadridge Report. The Independent Trustees noted that each Fund’s contractual management fee fell within either the first quintile (i.e., the quintile with the lowest expenses), second quintile, or third quintile of each Fund’s respective expense group, except for Adviser Class, Class I, and Class Y-2 shares of the Small/Mid Cap Fund, which fell within the fourth quintile; Class Y-3 shares of the Small/Mid Cap Fund, which fell within the fifth quintile; Adviser Class, Class I, and Class Y-2 shares of the Opportunistic Fixed Income Fund, which fell within the fourth quintile; and Class Y-3 shares of the Opportunistic Fixed Income Fund, which fell within the fifth quintile. The Independent Trustees also noted that the actual management fee for each class of shares of each Fund fell within the first quintile (i.e., the quintile with the lowest expenses). With respect to total expense ratios, they noted that each class of each Fund fell within the first quintile of each Fund’s respective expense group, except for: Adviser Class shares of the Small/Mid Cap Fund and Core Fixed Income Fund, which fell within the second quintile; Adviser Class shares of the Opportunistic Fixed Income Fund and Short Duration Fund, which fell within the fourth quintile and Class I shares of the Opportunistic Fixed Income Fund, which fell within the second quintile. The Independent Trustees considered that the Adviser Class and Class Y-2 information was provided on a pro forma basis as there were currently no shares outstanding for such Classes.

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Additional Information (Unaudited) (Continued)

The Independent Trustees also considered the Fee Waiver Arrangements and their effect on the Adviser’s actual management fee and the Funds’ total expense ratios and further considered that the Adviser intended to renew the Fee Waiver Arrangements for another year through at least July 31, 2026. The Independent Trustees considered the information provided by the Adviser regarding the investment management services it provides to other funds and accounts, including a description of certain fees for such services, but noted the Adviser’s explanation that such accounts are not comparable to the Funds and, therefore, the relevance of such information was considered by the Independent Trustees in that context.
The Independent Trustees considered the entrepreneurial risk undertaken by the Adviser in managing and operating the Trust and the Funds and they considered the Adviser’s commitment to the continued successful operation of the Funds. Regarding the level of profitability being realized by the Adviser in connection with its management of the Funds, the Independent Trustees took note of the Adviser’s explanation that it was not realizing a direct profit from the investment advisory services it provides to the Funds as a result of the Fee Waiver Arrangements. The Independent Trustees also discussed the Adviser’s ongoing costs in operating the Funds. The Independent Trustees considered the Adviser’s ongoing practice of negotiating reduced fee schedules for certain of the Subadvisers, which results in a benefit to the Funds and their shareholders under the Fee Waiver Agreement to the extent that such subadvisory fees are reduced.
Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the advisory services provided by the Adviser to each Fund, the information provided regarding the fees paid to, and the costs incurred by, the Adviser supported the continuation of the Investment Management Agreement.
(c) Ancillary benefits that may accrue to the Adviser or its affiliates. The Independent Trustees also considered the other relationships that the Adviser and its affiliates have with the Trust, and any ancillary or “fall-out” benefits realized by the Adviser and its affiliates from its relationship with each Fund, as described in the Adviser’s responses to the questions and information requests contained in the 15(c) Information Request Letter. The Independent Trustees recognized that, because of the Trust’s multi-manager structure, the Adviser did not place portfolio transactions on behalf of the Funds, and, thus, it did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Adviser, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Adviser did not derive any benefits from any Fund portfolio transactions.
The Independent Trustees took into consideration the Adviser’s discussion of the ancillary benefits that the firm (along with its affiliates) may realize by managing the Funds, to the extent that potential investors view the Adviser and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles, as well as the benefits to the Adviser stemming from its ability to negotiate global fee arrangements from time to time with certain of the Subadvisers that manage (or an affiliate manages) assets for the Funds along with assets for other accounts of the Adviser or its affiliates.
The Independent Trustees also noted that the Adviser will provide or procure (and oversee), as applicable, certain non-advisory and non-distribution related shareholder administrative services pursuant to a shareholder administrative services plan for the Adviser Class, Class I, and Class Y-2 shares of the Funds (the “Shareholder Services Plan”), and a shareholder administrative services agreement with the Adviser for such classes (the “Administrative Services Agreement”), and that the Adviser would be entitled to receive compensation from the Funds for acting in that capacity. The Independent Trustees acknowledged that no compensation had been paid to date under the Shareholder Services Plan and Administrative Services Agreement for Adviser Class and Class Y-2 shares of the Funds, as there were no Adviser Class or Class Y-2 shares issued or outstanding as of

Mercer Funds
Additional Information (Unaudited) (Continued)

the Meeting. The Independent Trustees noted the shareholder administrative servicing fees paid to the Adviser with respect to Class I shares under the Administrative Services Agreement and considered that such compensation was accrued from the fees paid by the Funds under the Shareholder Services Plan.
Based on their consideration and review of the foregoing, the Independent Trustees concluded that these benefits or potential benefits that would accrue to the Adviser and its affiliates by virtue of their relationships with the Funds appeared to be reasonable.
(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees took into consideration the fact that the advisory fee schedule for each Fund currently includes breakpoints at the level of $750 million and $1 billion in assets. The Independent Trustees noted that, as a result of the Fee Waiver Agreement, any decreases in the advisory fee for a particular Fund under the Investment Management Agreement resulting from the Fund passing certain asset level thresholds would not result in a decrease in the fee paid by that Fund under the current Fee Waiver Agreement, which requires that the Adviser waive any portion of its management fee that exceeds the aggregate fees paid to a Fund’s Subadvisers.
(e) The investment performance of each Fund and the Adviser. The Independent Trustees considered the investment performance of each Fund and reviewed Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure requires. The Independent Trustees considered whether the Funds operated within their investment objectives and styles and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Adviser continues to be proactive, over various periods, in seeking to replace and/or add Subadvisers, to reallocate Fund assets among current Subadvisers, to utilize a new strategy of a current Subadviser, or otherwise restructure a Fund with a view toward improving a Fund’s risk/return profile and/or performance over the longer term.
While consideration was given to the Adviser’s performance reports and discussions at prior Board meetings, and performance reports provided by the Adviser to the Board between Board meetings, particular attention was given to the materials prepared specifically for the Meeting, including the Broadridge Report. In reviewing the performance of the Funds, the Independent Trustees considered the performance of each Fund over various measurement periods ended March 31, 2025. The Independent Trustees noted the Adviser’s report that none of the Funds’ performance fell within the fourth or fifth quintile (i.e., the quintile with the lowest performance) of its performance universe for both the one- and three-year measurement periods. The Independent Trustees also took into consideration the Adviser’s expectations for the acceptable performance of each Fund.
With respect to their review of the performance results of each of the Funds, the Independent Trustees took into consideration the following:
1. Small/Mid Cap Fund. In the case of the Small/Mid Cap Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the third, second, second, second, third, and second quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Small/Mid Cap Fund’s performance for each of the six measurement periods placed it in the third, third, third, second, second, and fourth quintiles, respectively, of its performance group.
2. Non-US Core Equity Fund. In the case of the Non-US Core Equity Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, first, first, first, first, and first quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Non-US Core Equity Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, second, second, first, second, and first quintiles, respectively, of its performance group.

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Additional Information (Unaudited) (Continued)

3. Emerging Markets Fund. In the case of the Emerging Markets Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four- and five- and ten-year periods placed it in the third, fifth, fourth, fourth, fourth, and fifth quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Emerging Markets Fund’s performance for each of the six measurement periods placed the Fund’s performance in the second, fifth, fourth, fourth, fourth, and fifth quintiles, respectively, of its performance group. The Independent Trustees also noted that, in October 2024, the Adviser had recommended, and the Board approved, the appointments of: Baillie Gifford Overseas Limited, Robeco Institutional Asset Management US Inc., and Pzena Investment Management, LLC, and the reallocation of the assets of certain existing Subadvisers to the Fund, in an effort to improve the Fund’s risk/return profile and to lower the overall tracking error for the Fund relative to its benchmark index.
4.Core Fixed Income Fund. In the case of the Core Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the second, second, second, second, second, and first quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Core Fixed Income Fund’s performance for each of the six measurement periods placed it in the third, third, first, first, second and second quintiles, respectively, of its performance group.
5.Opportunistic Fixed Income Fund. In the case of the Opportunistic Fixed Income Fund, the Independent Trustees noted that the Fund’s performance for the one-, two-, three-, four-, five- and ten-year measurement periods placed it in the fifth, fourth, third, third, third, and fourth quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Opportunistic Fixed Income Fund’s performance for each of the six measurement periods placed it in the fifth, fifth, fourth, fifth, fourth, and fourth quintiles, respectively, of its performance group. The Independent Trustees also noted that, in March 2025, the Adviser had recommended, and the Board approved, the appointments of: Ares Capital Management II LLC, Crescent Capital Group LP, Pacific Investment Management Company LLC, Polen Capital Credit, LLC, and Wellington Management Company LLP, and the reallocation of the assets of Ninety One North America, Inc., to transition the Fund to a core/satellite structure in an effort to improve the Fund’s risk/return profile by reducing uncompensated macroeconomic risks in favor of sector and security allocation.
6. Short Duration Fund. In the case of the Short Duration Fund, the Independent Trustees noted that the Fund’s performance for the one-year and since inception periods placed it in the second and third quintiles, respectively, of its performance universe. The Independent Trustees also considered that the Short Duration Fund’s performance for each of the two measurement periods placed it in the second and fourth quintiles, respectively, of its performance group. The Independent Trustees also noted the limited performance history for the Fund.
In light of the foregoing considerations, the Independent Trustees concluded that the Adviser’s performance in managing each Fund indicated that the Adviser’s continued management will benefit the Funds and their shareholders.
Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Investment Management Agreement was in the best interests of the Funds and their shareholders, and the Independent Trustees, who constitute the entire Board, approved the renewal of the Investment Management Agreement.
Renewal of Certain Subadvisory Agreements for the Funds
At the Meeting, the Board, including the Independent Trustees, also considered and approved the continuation of the subadvisory agreements (collectively, the “Subadvisory Agreements”) entered into by the Adviser and the following Subadvisers for the Funds (each a “Subadviser,” and collectively, the “Subadvisers”):

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Additional Information (Unaudited) (Continued)

Mercer US Small/Mid Cap Equity Fund
•
GW&K Investment Management, LLC
•
Loomis, Sayles & Company, L.P.
•
LSV Asset Management
•
River Road Asset Management, LLC
•
Westfield Capital Management Company, L.P.
•
Parametric Portfolio Associates LLC
Mercer Non-US Core Equity Fund
•
American Century Investment Management, Inc.
•
Arrowstreet Capital, Limited Partnership
•
LSV Asset Management
•
Massachusetts Financial Services Company
•
Parametric Portfolio Associates LLC
Mercer Emerging Markets Equity Fund
•
Skerryvore Asset Management Ltd. (formerly, BennBridge Ltd)
•
Parametric Portfolio Associates LLC
Mercer Opportunistic Fixed Income Fund
•
Ninety One North America, Inc.
Mercer Core Fixed Income Fund
•
Income Research & Management
•
Manulife Asset Management (US) LLC
•
PGIM, Inc.
Mercer Short Duration Fixed Income Fund
•
Aristotle Pacific Capital, LLC
•
Merganser Capital Management, LLC
•
Voya Investment Management Co. LLC
In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials furnished by the Adviser. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Adviser and representatives of various Subadvisers, both at the Meeting and throughout the course of the year at Board meetings, as applicable. In connection with their review of this information, the Independent Trustees considered information provided by the Adviser regarding the Subadvisers’ answers and responses to the questions and information requests contained in a 15(c) subadviser questionnaire submitted to each Subadviser, which included the Adviser’s conclusions with respect to various matters addressed by the Subadvisers’ responses to the questionnaire.

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Additional Information (Unaudited) (Continued)

During their review of this information, the Independent Trustees considered the factors they deemed relevant with respect to each Subadviser, including, but not limited to: the nature, extent, and quality of the services that were provided to the applicable Fund by the Subadviser and the Subadviser’s historical performance record in managing its allocated portion of the Fund’s portfolio. The Independent Trustees also took into consideration the nature and extent of the oversight duties performed by the Adviser in connection with each of the Subadvisers, which includes extensive investment management and compliance due diligence with respect to the management and operations of each of the Subadvisers. Additionally, the Independent Trustees received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approvals of advisory agreements.
In consideration of the renewal of the Subadvisory Agreements, and as to each Fund and to each Subadviser, the Independent Trustees considered the following factors:
(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisers. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadviser had provided to the applicable Fund. The Independent Trustees considered Mercer Investments’ active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisers, recommending that Subadvisers that have not performed as expected either be replaced or their allocated portion of the Fund’s portfolio be reduced. The Independent Trustees considered the specific investment management process that was employed by each Subadviser in managing the assets that were allocated to the Subadviser (which had been discussed with each Subadviser previously); the qualifications, experience, and capabilities of the Subadviser; certain financial considerations relating to the Subadviser; information regarding legal, regulatory and compliance matters with respect to the Subadviser; and information provided regarding the Subadviser’s brokerage practices. The Independent Trustees also considered the Adviser’s review, selection, and due diligence process with respect to each Subadviser; the Adviser’s assessment and conclusion as to the nature, extent, and quality of the subadvisory services that were provided by the Subadviser; and the Adviser’s recommendation that each Subadvisory Agreement be renewed. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of each Fund’s Subadvisers.
Based on their consideration and review of the foregoing, the Independent Trustees determined that each Fund benefited from the nature, extent, and quality of the subadvisory services that were provided by each corresponding Subadviser, and will benefit from the Subadviser’s ability to continue to provide these services, and concluded that such services supported the continuation of each Subadvisory Agreement.
(b) The costs of the services provided and the profits realized by the Subadviser and its affiliates from the Subadviser’s relationship with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Adviser in deciding to recommend each Subadviser as a Subadviser to the respective Fund. The Independent Trustees took account of the Adviser’s reasons for concluding that the compensation payable to each Subadviser for its services to the Funds was competitive, fair and reasonable in light of the nature, extent and quality of the services furnished to the Fund, and the Adviser’s recommendation at the Meeting that the Subadvisory Agreements with the Subadvisers be continued, including in light of the fact that the Subadvisers’ fees would be indirectly borne by the respective Funds and their shareholders.
The Independent Trustees considered the expected impact of the subadvisory fees on the Funds’ overall operating expenses, given the Fee Waiver Agreement. In addition, since the fees paid by the Adviser to each Subadviser were the result of arm’s-length bargaining between unaffiliated parties, the relevance of each Subadviser’s profitability was considered by the Independent Trustees in that context. The Independent Trustees took into account the Adviser’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, the Adviser’s assessment that the subadvisory fee rates charged by each Subadviser reflected a reasonable fee arrangement, and the Adviser’s practice of negotiating reduced

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Additional Information (Unaudited) (Continued)

subadvisory fee schedules with the Subadvisers, which benefits the Funds and their shareholders due to the Fee Waiver Agreement to the extent that such subadvisory fees are reduced. The Independent Trustees also considered the information provided with respect to each Subadviser regarding the fees charged to other comparable clients of the Subadviser (as applicable).
Based on their consideration and review of the foregoing, the Independent Trustees concluded that, in light of the nature, extent and quality of the subadvisory services provided by each Subadviser, the information provided regarding the fees paid to each Subadviser with respect to the Fund assets that were allocated to the Subadviser supported the continuation of the Subadvisory Agreements with the Subadvisers.
(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary or “fall-out” benefits that may accrue to the Subadvisers as a result of their relationships with the Funds. As part of their review, the Independent Trustees noted that certain Subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisers were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Adviser monitored and evaluated the Subadvisers’ trade execution with respect to Fund brokerage transactions.
The Independent Trustees took into account the foregoing benefits or potential benefits that would accrue to the Subadvisers by virtue of their relationships with the Funds in determining to approve the renewal of the Subadvisory Agreements.
(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected sharing of these economies of scale for the benefit of Fund shareholders. With respect to economies of scale, the Independent Trustees considered each Subadviser’s fee schedule for providing services to the applicable Fund, and noted that several of the Subadvisory Agreements included breakpoints that would reduce the Subadviser’s fee as the allocated portion of the applicable Fund (and/or certain assets globally with respect to the Adviser and its affiliates) managed by the Subadviser (and/or an affiliate with respect to other account assets) increased. It was noted that the benefit of breakpoints would indirectly go to the Funds and their shareholders, given the Fee Waiver Agreement.
(e) The investment performance of the Funds and the Subadvisers. The Independent Trustees considered the performance of each Subadviser, the Adviser’s explanations with respect to the role of each Subadviser’s investment strategy in supporting the Fund’s multi-manager structure, and each Subadviser’s compliance with the Fund’s relevant investment restrictions and guidelines. The Independent Trustees also considered the Adviser’s conclusions, and the reasons supporting the Adviser’s conclusions, that the performance record of each Subadviser, including on an absolute basis and relative to each Subadviser’s benchmark index over different time periods, supported the approval of its Subadvisory Agreement.
Conclusion. Following consideration of the foregoing factors, it was reported that no single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Adviser at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the approval of the Subadvisory Agreements was in the best interests of the Funds and their shareholders and the Independent Trustees, who constitute the entire Board, approved the renewal of each of the Subadvisory Agreements.

Shares of Mercer Funds are distributed by MGI Funds Distributors, LLC.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies - Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation – No recovery of erroneously awarded compensation

Item 19. Exhibits.

(a)(1) Not applicable at semi-annual

(a)(2) Not applicable at semi-annual

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

(a)(5) Change in Registrant’s independent public accountant – No changes

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mercer Funds

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date November 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Stephen Gouthro
Stephen Gouthro President and Chief Executive Officer (Principal Executive Officer)

Date November 19, 2025

By (Signature and Title)	/s/ Barry Vallan
Barry Vallan Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date November 19, 2025